As filed with the U.S. Securities and Exchange Commission on April 25, 2017
Registration No. 333-164151

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
SEC File No 811-7782
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST EFFECTIVE AMENDMENT NO. 8 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 45 [X]
John Hancock Variable Life Account S
(Exact Name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(Name of Depositor)
197 Clarendon Street
Boston, MA 02116
(Complete address of depositor’s principal executive offices)
Depositor's Telephone Number: 617-572-6000

JAMES C. HOODLET
John Hancock Life Insurance Company (U.S.A.)
U.S. INSURANCE LAW
JOHN HANCOCK PLACE
BOSTON, MA 02117
(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485
If appropriate check the following box
[ ] this post-effective amendment designates a new effective date for a previously filed amendment
Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

Prospectus dated May 1, 2017
for interests in
John Hancock Variable Life Account S
Interests are made available under
Majestic Variable Universal Life
a flexible premium variable universal life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
The policy provides fixed account options with fixed rates of return declared by John Hancock USA and the following investment accounts:
500 Index B
Active Bond
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Growth PS
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market B
Total Stock Market Index
Ultra Short Term Bond
Utilities
Value
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	The first section is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock USA and the Separate Account, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you should review the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
2

3

SUMMARY OF BENEFITS AND RISKS
The nature of the policy
The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based on the investment results of the variable investment options that you choose. The amount we pay to the policy’s beneficiary upon the death of the insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.
If the life insurance protection described in this prospectus is provided under a master group policy, the term “policy” as used in this prospectus refers to the certificate we issue and not to the master group policy.
Summary of policy benefits
Death benefit
When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit (Option A, Option B and Option M). You choose which one you want in the application. The three death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured, or (2) the minimum insurance amount (as described under “The minimum insurance amount” provision in the Detailed Information section of this prospectus).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death, or (2) the minimum insurance amount.
•	Option M - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy debt. This is called your “surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “account value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus or minus the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed under “Policy loans.”
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a withdrawal if it would reduce the surrender value or the Total Sum Insured below certain minimum amounts.
4

Policy loans
You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is determined by a formula as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your account value, and may also result in adverse tax consequences.
Optional benefit riders
When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy’s account value.
Investment options
The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of John Hancock Variable Life Account S (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. They cover a broad spectrum of investment styles and strategies. Although the funds of the series funds that underlie those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. You can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.
Summary of policy risks
Lapse risk
If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. “lapse”). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You’ll be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you’ll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.
Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you’ve chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the series funds.
Transfer risk
There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account options are more restrictive than those that apply to transfers out of investment accounts.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
5

Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the “Code”), your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7-pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For
6

these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
7

FEE TABLES
This section contains the tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, we cannot assess a charge that is greater than the single charge shown in the table. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown.
The first table below describes the fees and expenses that you will pay at the time that you pay a premium or withdraw account value. We reserve the right to increase premium tax and DAC tax charges beyond the levels indicated on the Transaction Fees table in order to correspond with charges in state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0% to 3.5%.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales charge	Upon payment of premium	30% of Target Premiums paid in policy year 1
10% of Target Premiums paid in policy years 2-10
4% of Target Premiums paid in policy year 11 and thereafter
3.5% of any premium paid in excess of Target Premium in any policy year(1)
Premium tax charge	Upon payment of premium	2.35% of each premium paid
DAC tax charge	Upon payment of premium	1.25% of each premium paid
Premium processing charge	Upon payment of premium	1.25% of each premium paid
Maximum partial withdrawal charge	Upon making a partial withdrawal	Lesser of 2% of withdrawal amount or $20

(1)  The “Target Premium” for each policy year is determined at the time the policy is issued and appears in the “Policy Specifications” section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.
8

The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the M&E charge, the policy loan interest rate and the optional Enhanced Cash Value Rider charge, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Rate	Current Rate
Insurance charge:(1)
Minimum charge	Monthly	$0.10 per $1,000 of AAR	$0.02 per $1,000 of AAR
Maximum charge	Monthly	$165.34 per $1,000 of AAR	$165.34 per $1,000 of AAR
Charge for representative insured person	Monthly	$0.38 per $1,000 of AAR	$0.15 per $1,000 of AAR
Issue charge:(2)
Minimum charge	Monthly	3.5¢ per $1,000 of Basic Sum Insured	3.5¢ per $1,000 of Basic Sum Insured
Maximum charge	Monthly	10¢ per $1,000 of Basic Sum Insured	10¢ per $1,000 of Basic Sum Insured
Charge for representative insured person	Monthly	10¢ per $1,000 of Basic Sum Insured	10¢ per $1,000 of Basic Sum Insured
Administrative charge	Monthly	$10	$5
Guaranteed minimum death benefit charge(3)	Monthly, starting in policy year 11	3¢ per $1,000 of Basic Sum Insured	1¢ per $1,000 of Basic Sum Insured
M&E charge(4)	Daily from separate account assets	.002% of assets	.001% of assets
Maximum policy loan interest rate(5)	Accrues daily, payable annually	4.75%	4.75%

(1)  The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The “minimum” rate shown in the table is the rate in the tenth policy year for a policy issued to cover a 20 year old fully underwritten female standard non-tobacco underwriting risk. The “maximum” rate shown in the table is the rate in the first policy year for a policy issued to cover a 99 year old fully underwritten male substandard tobacco underwriting risk. This includes the so-called “extra mortality charge.” The “representative insured person” referred to in the table is a 45 year old fully underwritten male standard non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.
(2)  The issue charge will never exceed $200 and will never be less than $5. The issue charge is deducted only during the first 10 policy years and varies by the issue age and insurance risk characteristics of the insured person. The “minimum” rate shown in the table is for a policy issued to cover a 20 year old guaranteed issue underwriting risk. The “maximum” rate shown in the table is for a policy issued to cover a 85 year old fully underwritten underwriting risk. The “representative insured person” referred to in the table is a 45 year old fully underwritten male standard non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about issue charges, talk to your John Hancock USA representative.
(3)  This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.
(4)  This charge only applies to separate account assets (i.e., those assets invested in the variable investment options). The charge does not apply to any fixed investment option. The effective annual rate equivalents of the actual unrounded daily rates charged are .60% on a guaranteed basis and .35% on a current basis.
(5)  4.75% is the maximum effective annual interest rate we can charge and applies only during policy years 1-20. The effective annual interest rate is 4.25% for policy year 21 and thereafter. The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.00%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
9

Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Enhanced Cash Value Rider	Upon payment of premium	2% of all premiums paid in the first policy year up to the Target Premium

The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.41%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.52%, respectively.
10

DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be
11

available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Alpha Opportunities	Wellington Management Company LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
12

Portfolio	Subadviser	Investment Objective
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index B	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
13

Portfolio	Subadviser	Investment Objective
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market B	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
14

Portfolio	Subadviser	Investment Objective
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*   The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.
If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or
15

obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
Description of John Hancock USA
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account”).
Except for the succession of John Hancock USA as the depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States, except New York. We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account S
The variable investment options shown on page 1 are in fact subaccounts of the Separate Account and initially established by JHVLICO under Massachusetts law. On December 31, 2009, as a result of the merger of JHLICO and JHVLICO into John Hancock USA, we became the owner of all the assets of the Separate Account and currently operate the Separate Account under Michigan law (see “Description of John Hancock USA”).
The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA’s other assets. John Hancock USA is obligated to pay all amounts promised to policy holders under the policy.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The fixed investment options
Our obligations under any fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject
16

to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to any fixed investment option will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer two fixed investment options—the standard fixed investment option and the enhanced yield fixed investment option. The effective annual rate we declare for either of these fixed investment options will never be less than 4%.
Because of exemptive and exclusionary provisions, interests in our fixed investment options have not been registered under the Securities Act of 1933 (the “1933 Act”) and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed investment option. Disclosure regarding the fixed investment options are, however, subject to certain generally applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually, quarterly or monthly. The dates on which the Planned Premiums are “due” are referred to as “modal processing dates.” The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see “Lapse and reinstatement”).
Minimum premium payments
Each premium payment must be at least $100.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy (see “Tax considerations”). Also, we may refuse to accept any amount of an additional premium if:
•	that amount of premium would increase our insurance risk exposure, and
•	the insured person doesn't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.
In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminatingor to keep the guaranteed death benefit feature in effect.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock Life.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to our Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
•	by wire or by exchange from another insurance company,
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
•	if we agree to it, through a salary deduction plan with your employer.
You can obtain information on these other methods of premium payment by contacting your John Hancock USA representative or by contacting our Service Office.
17

Processing premium payments
We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:
(1) We will process a payment received prior to a policy’s date of issue as if received on the business day immediately preceding the date of issue.
(2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.
(3) We will process the portion of any premium payment for which we require evidence of the insured person’s continued insurability only after we have received such evidence and found it satisfactory to us.
(4) If we receive any premium payment that we think will cause a policy to become a modified endowment contract or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:
•	The tax problem resolves itself prior to the date the refund is to be made; or
•	The tax problem relates to modified endowment contract status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.
In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.
(5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.
Lapse and reinstatement
Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., “lapse”) for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy’s surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day “grace period” to make that payment. If you don’t pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., “reinstate”) it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit feature is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.
Guaranteed minimum death benefit feature
This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%. The Guaranteed Minimum Death Benefit Premium (or “GMDB Premium”) is defined in the policy and one-twelfth of it is “due” on each monthly deduction date. The term “monthly deduction date” is defined under “Procedures for issuance of a policy.” On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.
18

No GMDB Premium will ever be greater than the so-called “guideline premium” for the policy as defined in Section 7702 of the Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see “The death denefit” below). The GMDB Premium varies from policy to policy based upon a number of factors, including the insured person’s issue age, insurance risk characteristics and (generally) gender.
If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don’t pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.
The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see “The death benefit” below).
If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the “Total Sum Insured.” Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under “Basic Sum Insured vs. Additional Sum Insured” below.
When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit. You must choose which one you want in the application. The three death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured, or (2) the minimum insurance amount (as described below).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death, or (2) the minimum insurance amount.
•	Option M - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.
For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A or Option M. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A or Option M than under Option B for the same premium payments.
Optional extra death benefit feature
The optional extra death benefit is determined as follows:
•	First, we multiply your account value by a factor specified in the policy. The factor is based on the insured person’s age on the date of calculation.
•	We will then subtract your Total Sum Insured.
If you change the way in which the minimum insurance amount is calculated (see below), we may have to change the factors described above (perhaps retroactively) in order to maintain qualification of the policy as life insurance under Federal tax law. This feature may result in the Option M death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy.
19

Limitations on payment of death benefit
If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals, unless otherwise provided by your policy.
Also, if an application misstated the age or sex of either of the insured persons, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charges or as otherwise provided by your policy.
Basic Sum Insured vs. Additional Sum Insured
As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.
For the same amount of premiums paid, the amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent generally will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy’s surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.
Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the policy’s Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.
If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.
Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see “Tax considerations”).
The minimum insurance amount
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law—the “guideline premium and cash value corridor test” and the “cash value accumulation test.” When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date (plus any refund of sales charges that might be due if the policy were surrendered on that date) by the death benefit factor applicable on that date. In this case, the factors are derived by applying the guideline premium and cash value corridor test. The factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date (plus any refund of sales charges that might be due if the policy were surrendered on that date) by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. Regardless of which test you elect, a table showing the required death benefit factor for each policy year will appear in the policy.
As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the “7 pay” limit for the full 7 years (see “Tax considerations”). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.
20

Requesting an increase in coverage
The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, we may approve an increase in the Additional Sum Insured. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see “Effective date of certain policy transactions” below.
Requesting a decrease in coverage
The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, we may approve a reduction in the Additional Sum Insured, but only if:
•	the remaining Total Sum Insured will be at least $250,000, and
•	the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
We may refuse any decrease in the Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see “Effective date of certain policy transactions” below.
Change of death benefit option
At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.
Effective date of certain policy transactions
The following transactions take effect on the policy anniversary on or next following the date we approve the request:
•	Total Sum Insured decreases
•	Additional Sum Insured increases
•	Change of death benefit option from Option B to Option A
•	Any other change of death benefit option, when and if permitted by our administrative rules (see “Change of death benefit option” above)
Tax consequences of coverage changes
Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person’s lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing
21

proceeds held in a retained asset account. Please contact our Service Office for more information. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:
•	Option 1 - Proceeds left with us to accumulate with interest
•	Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out
•	Option 2B - Equal monthly payments for a specified period of time
•	Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years
•	Option 4 - Equal monthly payments for life with no refund
•	Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven’t been paid out
You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds may be paid as a single sum.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
The account value
From each premium payment you make, we deduct the charges described under “Deductions from premium payments.” We invest the rest in the investment options you’ve elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Processing premium payments”).
Over time, the amount you’ve invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a series fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under “Description of charges at the policy level.” We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
The amount you’ve invested in any fixed investment option will earn interest at the rates we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is for any fixed investment option, just call or write to us. Amounts you invest in any fixed investment option will not be subject to the mortality and expense risk charge. Otherwise, the policy level charges applicable to the fixed investment options are the same as those applicable to the variable investment options.
Commencement of investment performance
Any premium payment processed prior to the twentieth day after the policy’s date of issue will automatically be allocated to the Money Market B investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market B investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.
All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.
22

Allocation of future premium payments
At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
Transfers of existing account value
You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.
The policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options, as described in the “Market timing and disruptive trading risks” section of this prospectus. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options. Under our current rules, we impose the following restrictions on transfers into and out of variable investment options. Transfers out of a fixed investment option are subject to additional limitations noted below.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the account value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made then, for the 30 calendar day period after such transfers, no transfers from the Money Market investment option to any other investment options (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An
23

investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
If we change any of the above rules relating to transfers, we will notify you of the change.
Transfers out of the fixed investment options are currently subject to the following restrictions:
•	You can only make one transfer out of either fixed investment option in each policy year.
•	Any transfer request received within 6 months of the last transfer out of a fixed investment option will not be processed until such 6 month period has expired.
•	The most you can transfer at any one time out of the standard fixed investment option is the greater of (i) $500 (ii) 20% of your assets in the standard fixed investment option or (iii) the amount you transferred out of the standard fixed investment option during the previous policy year.
•	The most you can transfer at any one time out of the enhanced yield fixed investment option is the greater of (i) $500 (ii) 10% of your assets in the enhanced yield fixed investment option or (iii) the amount you transferred out of the enhanced yield fixed investment option during the previous policy year.
We reserve the right to impose a minimum amount limit on transfers out of either fixed investment option.
If there is a default as described in the “Lapse and reinstatement” provision and a “grace period” is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.
Surrenders and partial withdrawals
Full surrender
You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy debt. This is called your “surrender value.” You must return your policy when you request a full surrender.
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. The amount in each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months’ worth of monthly charges (see “Deductions from account value”). We also reserve the right to refuse any partial withdrawal that would cause the policy’s Total Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see “The death benefit”) and under the guaranteed minimum death benefit feature (see “Guaranteed minimum death benefit feature”). Under Option A or Option M such a partial withdrawal will reduce the Total Sum Insured. Under the guaranteed minimum death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A “Terminated ASI Withdrawal Amount” is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described under “Lapse and reinstatement.” The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.
Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. However, you can’t borrow from your policy during a “grace period” (see “Lapse and reinstatement”). The maximum amount you can borrow is determined as follows:
•	We first determine the account value of your policy.
•	We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.
•	We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.
•	We then subtract the third item above from the second item above.
24

The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:
•	The same proportionate part of the loan as was borrowed from any fixed investment option will be repaid to that fixed investment option.
•	The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.
If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.
Effects of policy loans
The account value, the net cash surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Whenever the outstanding loan equals or exceeds your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
Description of charges at the policy level
Deductions from premium payments
•	Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
•	DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
•	Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium.
•	Sales charge - A charge to help defray our sales costs. The charge is up to 30% (currently 30%) of premiums paid in the first policy year up to the Target Premium, 10% of premiums paid in each of policy years 2 through 10 up to the Target Premium, 4% of premiums paid in each policy year after policy year 10 up to the Target Premium, and 3.5% of premiums paid in any policy year in excess of the Target Premium. The “Target Premium” is determined at the time the policy is issued and will appear in the “Policy Specifications” section of the policy.
25

•	Enhanced Cash Value Rider charge - A charge imposed if you elect this rider. It is deducted only from premiums received in the first policy year. The charge is 2% of premiums paid in the first policy year up to the Target Premium.
Deductions from account value
•	Issue charge - A monthly charge to help defray our administrative costs. This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the “Policy Specifications” section of the policy. As an example, the monthly charge for a 45 year old is 10¢ per $1,000 of Basic Sum Insured. The monthly charge will be at least $5 and is guaranteed not to exceed $200.
•	Administrative charge - A monthly charge to help defray our administrative costs. This is a flat dollar charge of up to $10 (currently $5).
•	Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person’s “attained age” on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a “guaranteed issue” basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.
•	M & E charge - A daily charge for mortality and expense risks we assume. This charge is deducted from the variable investment options. It does not apply to any fixed investment option. The current charge is at an effective annual rate of .35% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.
•	Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1¢ per $1,000 of Basic Sum Insured and is guaranteed not to exceed 3¢ per $1,000 of Basic Sum Insured.
•	Optional benefits charge - Monthly charges for any optional insurance benefits added to the policy by means of a rider (other than the Enhanced Cash Value Rider). We currently do not offer any rider for which such a charge is made, but we may offer such riders in the future.
•	Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20.
Loan interest rate
The maximum loan interest charged on any loan is shown in the Fee Tables and described under “Policy loans” in this prospectus.
Additional information about how certain policy charges work
Sales expenses and related charges
The sales charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policy. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the issue charge and the administrative charge may also be recovered from such other sources.
26

Effect of premium payment pattern
You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $12,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $8,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy’s 7-pay premium limit and, as a result, cause the policy to become a modified endowment contract, with adverse tax consequences to you upon receipt of policy distributions (see “Tax considerations”).
Method of deduction
We deduct the monthly charges described in the Fee Tables section from your policy’s investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.
The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.
Reduced charges for eligible classes
The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
Other charges we could impose in the future
Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.
We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, premium tax levels range from 0 - 3.5%. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.
Description of charges at the fund level
The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the prospectus for the underlying portfolio) are different for each fund and reduce the investment return of each fund. Therefore,
27

they also indirectly reduce the return you will earn on any variable investment options you select. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
Other policy benefits, rights and limitations
Optional benefit riders you can add
When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. We may change rider charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. As of the date of this prospectus, only the optional Enhanced Cash Value Rider is available.
•	Enhanced Cash Value Rider - In the application for the policy, you may elect to purchase the Enhanced Cash Value Rider. This rider provides an enhanced cash value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the “Policy Specifications” section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.
Variations in policy terms
Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 85. All insured persons must meet certain health and other insurance risk criteria called underwriting standards.
Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.
Minimum initial premium
The Minimum Initial Premium must be received by us at our Service Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.
Commencement of insurance coverage
After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's risk classification should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
28

The policy will take effect only if all of the following conditions are satisfied.
•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	The insured person is living and still meets our criteria for issuing insurance.
If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “date of issue.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.
Backdating
In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as “backdating” and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.
The conditions for coverage described above under “Commencement of insurance coverage” must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person’s younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.
Monthly deduction dates
Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include those listed below.
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws
•	Combining or removing investment options
•	Changes in the form of organization of any separate account
Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
The owner of the policy
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Wherever the term “you” appears in this prospectus, we’ve assumed that the reader is the person who has the right or privilege being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While the insured person is alive, you will have a number of options under the policy. These options include those listed below.
29

•	Determine when and how much you invest in the various investment options
•	Borrow or withdraw amounts you have in the investment options
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within 10 days after you receive it (the period may be longer in some states). This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to:
•	John Hancock USA at one of the addresses shown on the back cover of this prospectus, or
•	the John Hancock USA representative who delivered the policy to you.
In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock USA prior to that date. The date of cancellation will be the date of such mailing or delivery.
Reports that you will receive
At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of each series fund, including a list of securities held in each fund.
Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.
When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.
30

Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.
Delay for check clearance
We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds
State laws allow us to defer payment of any portion of the surrender value derived from any fixed investment options for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.
How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to our Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. These requests include those listed below.
•	loans
•	surrenders or partial withdrawals
•	change of death benefit option
•	increase or decrease in Total Sum Insured
•	change of beneficiary
•	election of payment option for policy proceeds
•	tax withholding elections
•	election of telephone transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see “Telephone and facsimile transactions” below).
•	transfers of account value among investment options
•	change of allocation among investment options for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We don't consider that we've “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
31

We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone and facsimile transactions
If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-1571. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.
If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate, Signator Investors, Inc., is one such broker-dealer. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
32

Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer, Signator Investors, Inc., may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed the following schedule: policy year 1, 70% of the premium paid up to the first tier, 15% of the premium paid up to the second tier, if any, and 5.5% of any excess premium paid; policy years 2-5, 12.5% of the premium paid up to the first tier, 8.75% of the premium paid up to the second tier, if any, and 4.25% of any excess premium paid; policy years 6-10, 11.0% of the premium paid up to the first tier, 8.5% of the premium paid up to the second tier, if any, and 4.0% of any excess premium paid; and policy years 11+, 3.0% of the premium paid up to the first tier and 3.0% of any excess premiums. This compensation schedule is exclusive of additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and
33

circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in
34

section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
35

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce
36

the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, you may be subject to tax in the country or territory in which you reside. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
37

Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of John Hancock Variable Life Account S at December 31, 2016, and for each of the two years in the period ended December 31, 2016, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
38

In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-7782—1933 Act File No. 333-164151

Statement of Additional Information
dated May 1, 2017
for interests in
John Hancock Variable Life Account S
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account” “Registrant”).
Except for the succession of John Hancock USA as the Depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Variable Life Account S (the “Registrant” or “Separate Account”), is a separate account initially established by JHVLICO under Massachusetts law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of John Hancock Variable Life Account S at December 31, 2016, and for each of the two years in the period ended December 31, 2016, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
2

Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policies.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210, and it also maintains offices with us at 197 Clarendon Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate Signator Investors, Inc. is one such broker-dealer.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2016, 2015, and 2014, was $100,416,732, $120,545,566, and, 132,392,739, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Our affiliated broker-dealer, Signator Investors, Inc., may pay its respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
333-164150	333-164156
333-164151	333-164154
333-164152	333-164155
333-164153
4

AUDITED STATUTORY-BASIS FINANCIAL

STATEMENTS AND SUPPLEMENTARY

INFORMATION

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2016, 2015 and 2014

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS AND SUPPLEMENTARY INFORMATION

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, to meet the requirements of Michigan the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 2. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

F-1

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation.

/s/ Ernst & Young LLP

Boston, Massachusetts

March 29, 2017

F-2

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2016	2015

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$45,231	$44,463
Stocks:
Preferred stocks	25	23
Common stocks	1,063	658
Investments in affiliates	3,429	3,205
Mortgage loans on real estate	11,631	10,475
Real estate:
Company occupied	295	299
Investment properties	5,953	6,487
Cash, cash equivalents and short-term investments	3,879	4,528
Policy loans	2,722	3,718
Derivatives	10,851	11,001
Receivable for collateral on derivatives	-	26
Receivable for securities	18	5
Other invested assets	6,656	5,618

Total cash and invested assets	91,753	90,506
Investment income due and accrued	752	758
Premiums due and deferred	277	303
Amounts recoverable from reinsurers	280	162
Net deferred tax asset	177	-
Funds held by or deposited with reinsured companies	3,488	3,660
Other reinsurance receivable	200	670
Amounts due from affiliates	411	304
Other assets	1,407	1,755
Assets held in separate accounts	131,147	129,725

Total admitted assets	$229,892	$227,843

The accompanying notes are an integral part of these statutory-basis financial statements.

F-3

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2016	2015

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$67,125	$66,516
Policyholders’ and beneficiaries funds	2,717	2,624
Consumer notes	201	265
Dividends payable to policyholders	422	428
Policy benefits in process of payment	526	499
Other amount payable on reinsurance	830	480
Other policy obligations	60	68

Total policy and contract obligations	71,881	70,880
Payable to parent and affiliates	1,436	1,816
Transfers to (from) separate account, net	(423)	(540)
Asset valuation reserve	2,106	1,844
Reinsurance in unauthorized companies	3	3
Funds withheld from unauthorized reinsurers	7,463	7,784
Interest maintenance reserve	1,351	1,630
Current federal income taxes payable	230	-
Net deferred tax liability	-	387
Derivatives	5,370	6,094
Payables for collateral on derivatives	1,907	1,640
Payables for securities	28	42
Other general account obligations	1,239	1,094
Obligations related to separate accounts	131,147	129,725

Total liabilities	223,738	222,399

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2016 and 2015)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,939 shares issued and outstanding at December 31, 2016 and 2015)	5	5
Paid-in surplus	3,196	3,196
Surplus notes	585	990
Unassigned surplus	2,368	1,253

Total capital and surplus	6,154	5,444

Total liabilities and capital and surplus	229,892	227,843

The accompanying notes are an integral part of these statutory-basis financial statements.

F-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS – STATUTORY-BASIS

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums	$13,227	$16,323	$12,738
Consideration for supplementary contracts with life contingencies	201	140	183
Net investment income	4,308	4,387	4,297
Amortization of interest maintenance reserve	191	181	176
Commissions and expense allowance on reinsurance ceded	629	1,040	817
Reserve adjustment on reinsurance ceded	(7,297)	(16,494)	(10,652)
Separate account administrative and contract fees	1,697	1,786	1,841
Other revenue	434	415	467

Total premiums and other revenues	13,390	7,778	9,867

Benefits paid or provided:
Death, surrender and other contract benefits, net	10,220	9,762	9,064
Annuity benefits	1,622	1,796	1,733
Disability and long-term care benefits	664	647	584
Interest and adjustments on policy or deposit-type funds	94	91	125
Payments on supplementary contracts with life contingencies	191	179	170
Increase (decrease) in life and long-term care reserves	1,784	(2,506)	2,161

Total benefits paid or provided	14,575	9,969	13,837

Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,049	1,289	1,203
General expenses	943	960	972
Insurance taxes, licenses and fees	171	145	138
Net transfers to (from) separate accounts	(5,581)	(6,554)	(8,229)
Investment income ceded	1,240	2,465	4,954
Other deductions	21	(160)	21

Total insurance expenses and other deductions	(2,157)	(1,855)	(941)

Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	972	(336)	(3,029)
Dividends to policyholders	131	(36)	77

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	841	(300)	(3,106)
Federal income tax expense (benefit)	(121)	(778)	(716)

Income (loss) from operations before net realized capital gains (losses)	962	478	(2,390)

Net realized capital gains (losses)	(933)	216	(74)

Net income (loss)	$29	$694	$(2,464)

The accompanying notes are an integral part of these statutory-basis financial statements.

F-5

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2014	$5	$3,196	$990	$1,618	$5,809
Net income (loss)				(2,464)	(2,464)
Change in net unrealized capital gains (losses)				2,389	2,389
Change in net deferred income tax				973	973
Decrease (increase) in non-admitted assets				56	56
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				(553)	(553)
Dividend paid to Parent				(500)	(500)
Change in surplus as a result of reinsurance				(252)	(252)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2014	5	3,196	990	1,137	5,328

Net income (loss)				694	694
Change in net unrealized capital gains (losses)				(394)	(394)
Change in net deferred income tax				(158)	(158)
Decrease (increase) in non-admitted assets				(43)	(43)
Decrease (increase) in asset valuation reserves				83	83
Dividend paid to Parent				(210)	(210)
Change in surplus as a result of reinsurance				107	107
Other adjustments, net			-	37	37

Balances at December 31, 2015	5	3,196	990	1,253	5,444

Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	$5	$3,196	$585	$2,368	$6,154

The accompanying notes are an integral part of these statutory-basis financial statements.

F-6

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW – STATUTORY-BASIS

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$13,411	$19,961	$12,924
Net investment income received	4,415	4,600	4,399
Separate account fees	1,697	1,786	1,841
Commissions and expenses allowance on reinsurance ceded	629	1,040	817
Miscellaneous income	595	2,852	450
Benefits and losses paid	(21,060)	(29,836)	(21,960)
Net transfers from (to) separate accounts	5,699	7,404	8,206
Commissions and expenses (paid) recovered	(2,873)	(5,153)	(7,147)
Dividends paid to policyholders	(137)	(250)	(89)
Federal and foreign income and capital gain taxes (paid) recovered	200	847	(382)

Net cash provided by (used in) operating activities	2,576	3,251	(941)

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	20,934	19,217	20,471
Stocks	239	190	130
Mortgage loans on real estate	1,283	1,834	1,789
Real estate	1,295	8	1,053
Other invested assets	485	955	941
Derivatives	-	32	-
Net gains (losses) on cash, cash equivalents and short term investments	(2)	(9)	3

Total investment proceeds	24,234	22,227	24,387

Cost of investments acquired:
Bonds	21,880	19,734	21,430
Stocks	652	848	234
Mortgage loans on real estate	2,440	1,715	1,088
Real estate	446	1,155	539
Other invested assets	1,429	905	1,281
Derivatives	1,420	-	739

Total cost of investments acquired	28,267	24,357	25,311
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	266	(904)	1,729
Net (increase) decrease in policy loans	932	(56)	150

Net cash provided by (used in) investment activities	(2,835)	(3,090)	955

Financing and miscellaneous activities
Surplus notes	(405)	-	-
Borrowed funds	(64)	(276)	(232)
Net deposits (withdrawals) on deposit-type contracts	93	(333)	(85)
Dividend paid to Parent	-	(210)	(500)
Other cash provided (applied)	(14)	(2,516)	3,756

Net cash provided by (used in) financing and miscellaneous activities	(390)	(3,335)	2,939

Net increase (decrease) in cash, cash equivalents and short-term investments	(649)	(3,174)	2,953
Cash, cash equivalents and short-term investments at beginning of year	4,528	7,702	4,749

Cash, cash equivalents and short-term investments at end of year	$3,879	$4,528	$7,702

Non-cash investing activities during the year:
Premium, deposit type contracts and other operating activity for New York Life (“NYL”) 2015 reinsurance transaction and other affiliate transactions, net	$650	$8,357	$-
Transfer of invested assets for NYL 2015 reinsurance transaction and other affiliates, net	(650)	(8,357)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

F-7

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. On November 10, 2016, the Company announced the discontinuance of new sales of its individual long-term care product effective December 2, 2016. The Company is licensed to sell insurance in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”).

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when either of the following two conditions exist: the entity either (1) has the intent to sell the debt security or (2) is more likely than not to be required to sell the debt security before its anticipated recovery. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the

F-8

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported at Generally Accepted Accounting Principles (“GAAP”) equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying equity, plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company-owned properties.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying GAAP equity, with the exception of affordable housing tax credit properties, which are

F-9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding EDP equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2016, 2015 and 2014, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of Asset Adequacy Testing (“AAT”) indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in-force. This includes asset adequacy testing required under NAIC Actuarial Guideline 38 Section 8D (“AG 38 8D”). The Company recorded gross reserves of $635 million and $791 million for the calculation required under AG 38 8D, of which $345 million and $465 million was ceded to Manulife Reinsurance Limited (“MRL”) under an existing coinsurance transaction at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, the Company held reserves of $930 million and $920 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

F-10

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary and American Experience Mortality Tables. Methods used include the net level premium method principally for policies issued prior to 1978, a modified preliminary term method, and the Commissioner’s Reserve Valuation Method.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the 2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31, 2016 or 2015. Mean reserves are determined by computing the terminal reserve for the plan at the rated age and assuming annual premiums have been paid as of the valuation date. For certain policies with substandard table ratings, mean reserves are based on rated mortality from 125% to 500% of standard rating; for certain policies with flat extra ratings, mean reserves are based on standard mortality rates increased by 1 to 25 deaths per thousand. An asset is recorded for deferred premiums, net of loading, to adjust the reserve for modal premium payments.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43, and primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on

F-11

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial consideration is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net unrealized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statements of Operations that differ from the federal statutory tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 15% and 15% of the Company’s aggregate reserve for life contracts at December 31, 2016 and 2015. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest

F-12

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2016 and 2015, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

In March 2015, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance is effective December 31, 2016. The guidance had no impact on the Company’s financial position, results of operations, and financial statement disclosures.

In December 2014, the NAIC adopted revisions to SSAP No. 40R, Real Estate Investments (“SSAP 40R”) which became effective January 1, 2015 allowing real estate property investments that are wholly-owned by a LLC that are directly and wholly-owned by the reporting entity to be reported as real estate. For these investments previously reported within SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP 48”), and owned as of the effective date, the Company recorded a $248 million reduction in other invested assets, and a corresponding increase in real estate investment property holdings.

F-13

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date is January 1, 2017 and companies are allowed to defer adoption for three years until January 1, 2020. The Company has opted to postpone implementation of PBR until 2020 and is currently assessing the impact of these revisions on its financial statements. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2016, 2015 and 2014.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2016:
U.S. government and agencies	$4,896	$240	$(96)	$5,040
States and political subdivisions	2,625	431	(19)	3,037
Foreign governments	2,683	124	(13)	2,794
Corporate bonds	28,746	2,442	(306)	30,882
Mortgage-backed and asset-backed securities	6,281	382	(61)	6,602

Total bonds	$45,231	$3,619	$(495)	$48,355

December 31, 2015:
U.S. government and agencies	$5,378	$348	$(46)	$5,680
States and political subdivisions	2,666	435	(11)	3,090
Foreign governments	2,737	201	(16)	2,922
Corporate bonds	27,480	1,935	(655)	28,760
Mortgage-backed and asset-backed securities	6,202	389	(93)	6,498

Total bonds	$44,463	$3,308	$(821)	$46,950

F-14

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2016, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$821	$834
Due after one year through five years	6,066	6,219
Due after five years through ten years	6,520	6,694
Due after ten years	25,543	28,006
Mortgage-backed and asset-backed securities	6,281	6,602

Total	$45,231	$48,355

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2016	2015

	(in millions)
At fair value:
Bonds pledged in support of over-the-counter derivative instruments	$317	$244
Bonds pledged in support of exchange-traded futures	533	609
Bonds and cash pledged in support of cleared interest rate swaps	278	120

Total fair value	$1,128	$973

At carrying value:
Bonds on deposit with government authorities	$15	$16
Mortgage loans pledged in support of real estate	16	17
Bonds held in trust	93	92
Pledged collateral under reinsurance agreements	4,101	3,407

Total carrying value	$4,225	$3,532

At December 31, 2016 and 2015, the Company held below investment grade corporate bonds of $2,626 million and $2,047 million, with an aggregate fair value of $2,803 million and $1,990 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

F-15

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP:

Year Ended December 31, 2016

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

F-16

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Year Ended December 31, 2015

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

36242DFH1	$3	$1	$2	$1	$1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
805564PN5	2	2	-	2	2
36242DFH1	1	1	-	1	1
55265KS34	1	1	-	1	1
75970NBK2	-	-	-	-	-
126671TU0	-	-	-	-	-
294751CT7	1	1	-	1	1

Total	$8	$6	$2	$6	$6

All impaired securities which have fair value less than cost or amortized cost, for which an other-than-temporary impairment has not been recognized in income as a realized loss, including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains.

F-17

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2016:
U.S. government and agencies	$2,087	$(96)	$-	$-	$2,087	$(96)
States and political subdivisions	286	(10)	32	(9)	318	(19)
Foreign governments	49	(1)	46	(12)	95	(13)
Corporate bonds	6,470	(218)	1,046	(88)	7,516	(306)
Mortgage-backed and asset-backed securities	1,401	(42)	149	(19)	1,550	(61)
Total	$10,293	$(367)	$1,273	$(128)	$11,566	$(495)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2015:
U.S. government and agencies	$3,260	$(46)	$-	$-	$3,260	$(46)
States and political subdivisions	213	(10)	11	(1)	224	(11)
Foreign governments	16	(3)	46	(12)	62	(15)
Corporate bonds	8,424	(482)	1,167	(174)	9,591	(656)
Mortgage-backed and asset-backed securities	1,744	(57)	242	(36)	1,986	(93)
Total	$13,657	$(598)	$1,466	$(223)	$15,123	$(821)

At December 31, 2016 and 2015, there were 626 and 889 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $51 million and $25 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2016, 2015 and 2014, realized capital losses include $61 million, $28 million, and $24 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 8, 13, and 21 securities, respectively. These are primarily made up of impairments on public and private bonds and sub-prime mortgage-backed securities.

The total recorded investment in restructured corporate bonds at December 31, 2016, 2015 and 2014 was $16 million, $18 million, and $17 million, respectively. There were 2, 0, and 2 restructured corporate bonds for which an impairment was recognized during 2016, 2015 and 2014, respectively. The Company accrues interest income on impaired securities to the

F-18

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Proceeds	$20,018	$17,078	$18,292
Realized gross gains	524	500	579
Realized gross losses	(112)	(123)	(111)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2016 and 2015.

Affiliate Transactions

In 2016, the Company transferred certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”) in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the interest maintenance reserve (“IMR”).

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd (“MLRL”). These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MSLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, John Hancock Life & Health Insurance Company (“JHLH”), for $140 million.

F-19

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2015, the Company transferred certain bonds to an affiliate, JHRECO in lieu of a reinsurance cash settlement. These bonds had a book value of $537 million and fair value of $609 million. The Company recognized $72 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Bermuda Branch of The Manufacturers Life Insurance Company (“BBMLI”). These bonds had a book value of $270 million and fair value of $284 million at the date of the transaction. The Company recognized $15 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manufacturers International Limited (Hong Kong) (“MIL”). These bonds had a book value of $298 million and fair value of $332 million at the date of the transaction. The Company recognized $33 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, MLS. These bonds had a book value of $135 million and fair value of $147 million at the date of the transaction. The Company recognized $12 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds with an affiliate, Manulife Japan (“MLJ”). These bonds had a net book value of $224 million and fair value of $248 million at the date of the transaction. The Company recognized $24 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $152 million.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $282 million.

In 2014, JHUSA sold certain bonds to an affiliate, MLI. These bonds had a book value of $178 million and a fair value of $206 million at the date of the transaction. The Company recognized $28 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, MIL. These bonds had a book value of $371 million and a fair value of $433 million in exchange for certain bonds from MIL with a book value of $389 million and fair value of $435 million at the date of the transaction. The Company recognized $62 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $244 million and fair value of $284 million in exchange for certain bonds from JHRECO with a book value of $282 million and fair value of $291 million at the date of the transaction. The Company recognized $41 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA acquired certain and sold certain bonds from an affiliate, JHNY. These bonds had a net book value of $165 million and a fair value of $188 million at the date of the transactions. The Company recognized $1 million in pre-tax realized gains before transfer to the IMR.

In 2014, JHUSA acquired, at fair value, certain bonds from an affiliate, JHLH, for $72 million.

F-20

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and Fair Value of the Company’s investments in Preferred and Common Stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2016:
Preferred stocks:
Nonaffiliated	$25	$15	$-	$40
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	949	126	(12)	1,063
Affiliates*	1,387	2,042	-	3,429

Total stocks	$2,361	$2,183	$(12)	$4,532

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
Preferred stocks:
Nonaffiliated	$23	$11	$-	$34
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	634	64	(40)	658
Affiliates*	971	2,241	(7)	3,205

Total stocks	$1,631	$2,316	$(50)	$3,897

*	Affiliates — fair value represents the carrying value

At December 31, 2016 and 2015, there were 192 and 276 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $19 million at December 31, 2016 and 2015, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2016, 2015 and 2014, realized capital losses include $24 million, $4 million, $2 million and related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 108, 115, and 33 securities, respectively. These are primarily made up of impairments on public and private common stocks.

F-21

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Mortgage Loans on Real Estate

At December 31, 2016 and 2015, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2016:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,501	East North Central	$1,554
Industrial	872	East South Central	167
Office buildings	3,064	Middle Atlantic	1,856
Retail	3,538	Mountain	531
Agricultural	157	New England	572
Agribusiness	424	Pacific	3,581
Mixed use	22	South Atlantic	2,381
Other	1,060	West North Central	399
Allowance	(7)	West South Central	511
		Canada / Other	86
		Allowance	(7)

Total mortgage loans on real estate	$11,631	Total mortgage loans on real estate	$11,631

December 31, 2015:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,206	East North Central	$1,445
Industrial	739	East South Central	157
Office buildings	2,562	Middle Atlantic	1,599
Retail	3,278	Mountain	516
Agricultural	171	New England	586
Agribusiness	471	Pacific	3,210
Mixed use	22	South Atlantic	1,986
Other	1,034	West North Central	449
Allowance	(8)	West South Central	453
		Canada / Other	82
		Allowance	(8)

Total mortgage loans on real estate	$10,475	Total mortgage loans on real estate	$10,475

The aggregate mortgages outstanding to any one borrower do not exceed $260 million.

During 2016, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 5.51% and 2.80% for commercial loans. The Company issued no purchase money mortgages in 2016 and 2015. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2016, 2015 and 2014, respectively. The average recorded investment in impaired loans was $25 million, $34 million, and $41 million at December 31, 2016, 2015 and 2014, respectively. The Company recognized $1 million, $2 million, and $3 million of interest income during the period the loans were impaired for the years ended December 31, 2016, 2015 and 2014, respectively.

F-22

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2016	2015

	(in millions)
AAA	$232	$345
AA	2,678	1,974
A	5,555	4,685
BBB	3,037	3,251
BB	111	177
B and lower and unrated	18	43

Total	$11,631	$10,475

Affiliate Transactions

In 2015, the Company sold certain mortgages to an affiliate, JHNY. These mortgages had a book value of $67 million and fair value of $73 million at the date of the transaction. The Company recognized $5 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $2 million and fair value of $2 million at the date of the transaction. The Company recognized $0 million in pre-tax realized gains before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2016	2015

	(in millions)
Properties occupied by the company	$392	$381
Properties held for the production of income	6,150	7,178
Properties held for sale	395	-
Less accumulated depreciation	(689)	(773)

Total	$6,248	$6,786

The Company recorded $38 million, $0 million, and $0 million of impairments on real estate investments during the years ended December 31, 2016, 2015 and 2014, respectively.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769

F-23

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

On December 12, 2014, the Company entered into an arrangement with Allianz to co-invest up to $1 billion in the U.S. real estate market. As part of this arrangement, the Company sold 100% of certain real estate holding to an unaffiliated joint venture limited partnership (“LP”) in return for cash and a 20% equity interest in the LP. These properties had a book value of $343 million and fair value of $545 million, which resulted in a gain to operations of $161 million (after 20% deferral of realized gain). The Company provides the LP with property management services and through a wholly-owned subsidiary provides the LP with asset management services.

Affiliate Transactions

In 2014, JHUSA acquired, at fair value, real estate from an affiliate, JHNY, for approximately $33 million.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2016 and 2015.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $99 million, $120 million, and $3 million of impairments on partnerships and LLCs during the years ended December 31, 2016, 2015 and 2014, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2016 or 2015.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2016 and 2015, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”) whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2016.

F-24

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as non-cash collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2016 and 2015.

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2016	2015	2014

	(in millions)
Income:
Bonds	$2,232	$2,231	$2,378
Preferred stocks	-	-	2
Common stocks	225	372	76
Mortgage loans on real estate	609	670	738
Real estate	762	722	669
Policy loans	167	190	287
Cash, cash equivalents and short-term investments	18	8	7
Other invested assets	506	466	464
Derivatives	594	520	452
Other income	30	27	23

Total investment income	5,143	5,206	5,096
Expenses
Investment expenses	(529)	(533)	(516)
Investment taxes, licenses and fees, excluding federal income taxes	(94)	(84)	(85)
Investment interest expense	(82)	(84)	(91)
Depreciation on real estate and other invested assets	(130)	(118)	(107)

Total investment expenses	(835)	(819)	(799)

Net investment income	$4,308	$4,387	$4,297

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2016	2015	2014

	(in millions)
Realized capital gains (losses)	$(494)	$965	$431
Less amount transferred to the IMR (net of related tax benefit (expense) of $31 in 2016, $(138) in 2015, and $(66) in 2014)	(57)	256	123

Realized capital gains (losses) before tax	(437)	709	308
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	496	493	382

Net realized capital gains (losses)	$(933)	$216	$(74)

F-25

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, pre-payable interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in other hedging relationships.

F-26

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options that are exchange-traded in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”) or the purchase of credit default swap index (“CDX”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

A CDX is similar to a CDS in that it is a credit derivative used to hedge credit risk; however, it uses a basket of credit entities or indexes rather than a single reference entity or index. CDX is a standardized credit security and it is cleared through a clearing house.

F-27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2016
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$2,982	$-	$-	$398	$177
	Foreign currency swaps	63	1	8	-	16

Cash flow hedges	Interest rate swaps	9,443	-	-	1,164	282
	Foreign currency swaps	1,550	143	79	375	316
	Foreign currency forwards	209	-	-	-	17
	Equity total return swaps	33	-	-	11	-

Total Derivatives in Effective Hedge Accounting Relationships		$14,280	$144	$87	$1,948	$808

Other Hedging Relationships
	Interest rate swaps	$122,946	$9,855	$4,808	$9,855	$4,808
	Interest rate treasury locks	10,579	243	467	243	467
	Interest rate options	6,994	280	-	280	-
	Interest rate futures	-	-	-	-	-
	Foreign currency swaps	322	78	5	78	5
	Foreign currency forwards	77	8	-	8	-
	Foreign currency futures	-	-	-	-	-
	Equity total return swaps	140	10	3	10	3
	Equity index options	3,428	232	-	232	-
	Equity index futures	-	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$144,486	$10,706	$5,283	$10,706	$5,283

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$86	$115
	Credit default swaps	65	1	-	1	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,200	$1	$-	$87	$115

Total Derivatives		$161,966	$10,851	$5,370	$12,741	$6,206

F-28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2015
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$3,553	$-	$-	$457	$256
	Foreign currency swaps	142	10	7	1	24

Cash flow hedges	Interest rate swaps	10,358	-	-	1,516	267
	Foreign currency swaps	1,571	168	93	420	339
	Foreign currency forwards	288	-	-	-	31
	Equity total return swaps	26	-	-	-	1

Total Derivatives in Effective Hedge Accounting Relationships		$15,938	$178	$100	$2,394	$918

Other Hedging Relationships
	Interest rate swaps	$149,942	$10,043	$5,770	$10,043	$5,770
	Interest rate treasury locks	8,429	364	153	364	153
	Interest rate options	4,253	144	-	144	-
	Interest rate futures	4,656	-	-	-	-
	Foreign currency swaps	972	123	62	123	62
	Foreign currency forwards	73	8	-	8	-
	Foreign currency futures	1,842	-	-	-	-
	Equity total return swaps	131	2	1	2	1
	Equity index options	2,878	138	8	138	8
	Equity index futures	9,169	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$182,345	$10,822	$5,994	$10,822	$5,994

Replication Synthetic Asset Transactions
	Interest rate swaps	$2,385	$-	$-	$90	$13
	Credit default swaps	295	1	-	3	-

Total Derivatives in Replication Synthetic Asset Transactions		$2,680	$1	$-	$93	$13

Total Derivatives		$200,963	$11,001	$6,094	$13,309	$6,925

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2016, 2015 and 2014, respectively, the Company recorded unrealized gains (losses) of $436 million, ($33) million, and $1,215 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps and currency forwards to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

F-29

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2016, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 30 years.

Derivatives Not Designated as Hedging Instruments in Effective Hedge Accounting or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity and currency futures, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

F-30

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2016, 2015 and 2014 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$773	$367	$2,043
Interest rate treasury locks	(435)	(728)	1,323
Interest rate options	(8)	16	67
Foreign currency swaps	(31)	-	(5)
Foreign currency forwards	-	5	4
Equity total return swaps	(4)	2	-
Equity index options	68	(76)	(23)
Credit default swaps	-	-	-

Total net unrealized capital gain (loss)	$363	$(414)	$3,409

Net realized capital gain (loss):
Interest rate swaps	$(490)	$(495)	$(178)
Interest rate treasury locks	342	446	157
Interest rate options	-	-	-
Interest rate futures	(23)	(25)	(141)
Foreign currency swaps	3	4	18
Foreign currency forwards	24	26	1
Foreign currency futures	94	99	165
Equity total return swaps	(9)	11	24
Equity index options	(98)	(18)	5
Equity index futures	(1,007)	(42)	(692)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(1,164)	$6	$(641)

Total gain (loss) from derivatives in other hedging relationships	$(801)	$(408)	$2,768

The Company also deferred net realized gains (losses) of ($526) million, ($495) million, and ($192) million (including ($490) million, ($495) million, and ($174) million of losses for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2016, 2015 and 2014, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. In addition, the Company replicates the exposure of a basket of entities using CDX with complementary cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

F-31

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2016 and 2015, respectively

	December 31, 2016			December 31, 2015

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$10	$-	2	$35	$-	1
AA	10	-	1	95	1	1
A	45	1	1	165	2	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$65	$1		$295	$3

[1]

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

[3]	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2016 and 2015. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 1 year.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2016 and 2015, the Company accepted collateral consisting of cash of $1,907 million and $1,640 million, and various securities with a fair value of $4,656 million and $5,014 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

F-32

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2016 and 2015, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $315 million and $397 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2016, the equity total return swap agreements with MLI had a fair value of $16 million.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

Bonds — For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate — The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments — The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans — These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves — Policy reserves consists of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds — Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by

F-33

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 — Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 — Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 — Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

F-34

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

F-35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2016
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$17	$17	$-	$-	$17
Loan-backed and structured securities	7	7	-	-	7

Total bonds with NAIC 6 rating	24	24	-	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	1,063	1,063	894	-	169

Total common stocks	1,063	1,063	894	-	169
Derivatives:
Interest rate swaps	9,855	9,855	-	9,855	-
Interest rate treasury locks	243	243	-	1	242
Interest rate options	280	280	-	108	172
Interest rate futures	-	-	-	-	-
Foreign currency swaps	78	78	-	78	-
Foreign currency forwards	8	8	-	8	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	10	10	-	-	10
Equity index options	232	232	-	97	135
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,706	10,706	-	10,147	559
Assets held in separate accounts	131,147	131,147	125,847	3,404	1,896

Total assets	$142,940	$142,940	$126,741	$13,551	$2,648

Liabilities:
Derivatives:
Interest rate swaps	$4,808	$4,808	$-	$4,773	$35
Interest rate treasury locks	467	467	-	32	435
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	5	5	-	5	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	3	3	-	-	3
Equity index options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,283	5,283	-	4,810	473
Liabilities held in separate accounts	131,147	131,147	125,847	3,404	1,896

Total liabilities	$136,430	$136,430	$125,847	$8,214	$2,369

F-36

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$29	$29	$-	$-	$29
Loan-backed and structured securities	7	7	-	-	7

Total bonds with NAIC 6 rating	36	36	-	-	36
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	658	658	548	-	110

Total common stocks	658	658	548	-	110
Derivatives:
Interest rate swaps	10,043	10,043	-	10,043	-
Interest rate treasury locks	364	364	-	-	364
Interest rate options	144	144	-	-	144
Interest rate futures	-	-	-	-	-
Foreign currency swaps	123	123	-	123	-
Foreign currency forwards	8	8	-	8	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	2	2	-	-	2
Equity index options	138	138	-	36	102
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,822	10,822	-	10,210	612
Assets held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total assets	$141,241	$141,241	$124,838	$13,680	$2,723

Liabilities:
Derivatives:
Interest rate swaps	$5,770	$5,770	$-	$5,700	$70
Interest rate treasury locks	153	153	-	-	153
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	62	62	-	62	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	1	1	-	-	1
Equity index options	8	8	-	8	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,994	5,994	-	5,770	224
Liabilities held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total liabilities	$135,719	$135,719	$124,290	$9,240	$2,189

F-37

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2016
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Bonds (1)	$45,207	$46,015	$-	$42,245	$3,770
Preferred stocks	25	40	-	-	40
Mortgage loans on real estate	11,631	12,391	-	-	12,391
Cash, cash equivalents and short term investments	3,879	3,879	2,509	1,370	-
Policy loans	2,722	2,722	-	2,722	-
Derivatives in effective hedge accounting and RSAT relationships	145	2,035	-	2,023	12

Total assets	$63,609	$67,082	$2,509	$48,360	$16,213

Liabilities:
Consumer notes	$201	$228	$-	$-	$228
Borrowed money	160	160	-	160	-
Policy reserves	1,455	1,439	-	-	1,439
Policyholders’ and beneficiaries funds	965	1,151	-	1,151	-
Derivatives in effective hedge accounting and RSAT relationships	87	923	-	760	163

Total liabilities	$2,868	$3,901	$-	$2,071	$1,830

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,427	$44,595	$-	$40,866	$3,729
Preferred stocks	23	34	-	-	34
Mortgage loans on real estate	10,475	11,213	-	-	11,213
Cash, cash equivalents and short term investments	4,528	4,528	2,059	2,469	-
Policy loans	3,718	3,718	-	3,718	-
Derivatives in effective hedge accounting and RSAT relationships	179	2,487	-	2,484	3

Total assets	$63,350	$66,575	$2,059	$49,537	$14,979

Liabilities:
Consumer notes	$265	$289	$-	$-	$289
Borrowed money	160	160	-	160	-
Policy reserves	1,553	1,533	-	-	1,533
Policyholders’ and beneficiaries funds	2,685	2,850	-	1,151	1,699
Derivatives in effective hedge accounting and RSAT relationships	100	931	-	664	267

Total liabilities	$4,763	$5,763	$-	$1,975	$3,788

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $ 2,316 million and $ 2,319 million at December 31, 2016 and 2015, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

F-38

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2016 and 2015, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2016 and 2015.

F-39

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2016, 2015 and 2014, are summarized as follows:

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2016	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2016

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

F-40

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2015	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2015

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$(4)	$(1)	$-	$2	$-	$(2)	$-	$41	$(7)	$29
Impaired mortgage-backed and asset-backed securities	21	(3)	3	-	-	-	(24)	-	15	(5)	7

Total bonds with NAIC 6 rating	21	(7)	2	-	2	-	(26)	-	56	(12)	36
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	98	(2)	8	-	7	-	(3)	-	2	-	110

Total common stocks	98	(2)	8	-	7	-	(3)	-	2	-	110
Net derivatives	1,050	-	(614)	-	27	-	-	-	-	(75)	388
Separate account assets/liabilities	2,338	189	-	-	27	-	(593)	-	4	-	1,965

Total	$3,507	$180	$(604)	$-	$63	$-	$(622)	$-	$62	$(87)	$2,499

F-41

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2014	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2014

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$26	$-	$(3)	$-	$-	$-	$-	$-	$-	$(23)	$-
Impaired mortgage-backed and asset-backed securities	34	-	1	-	-	-	-	-	11	(25)	21

Total bonds with NAIC 6 rating	60	-	(2)	-	-	-	-	-	11	(48)	21
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	86	-	(1)	-	14	-	(1)	-	-	-	98

Total common stocks	86	-	(1)	-	14	-	(1)	-	-	-	98
Net derivatives	(114)	26	1,088	-	72	-	(25)	-	41	(38)	1,050
Separate account assets/liabilities	2,221	162	-	-	68	-	(270)	-	163	(6)	2,338

Total	$2,253	$188	$1,085	$-	$154	$-	$(296)	$-	$215	$(92)	$3,507

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

F-42

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION

DECEMBER 31, 2016

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums earned
Direct	$19,809	$20,189	$19,525
Assumed	872	1,867	792
Ceded	(7,454)	(5,733)	(7,579)

Net	$13,227	$16,323	$12,738

Benefits to policyholders ceded	$(15,271)	$(16,713)	$(18,500)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2016, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $1,922 million.

The Company has not entered into any reinsurance transactions within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation.

Non-Affiliated Reinsurance

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

F-43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with New York Life (“NYL”) to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk. The transactions included the transfer to NYL of $8,916 million of invested assets and $5,282 million in net policy liabilities. In addition, the Company recognized approximately $3,698 million of FWH assets. The transactions resulted in a pre-tax loss of $70 million, including a ceding commission paid of $263 million, and an increase in surplus of $281 million, net of tax, which was deferred and amortized over a period of approximately 20 years.

The table below consists of the impact of the NYL Agreements:

	Year ended December 31,
	2016	2015
	(in millions)
Premiums ceded	$(264)	$(8,180)
Premiums assumed	106	3,272
Benefits ceded	(615)	(314)
Benefits assumed	246	126
Other reinsurance receivable (payable)	(2)	362
Funds held by or deposited with reinsured companies	3,483	3,655

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. The recapture resulted in a decrease in FWH assets of $1,919 million, a net decrease in policy assets and liabilities of $1,918 million, and an increase in surplus of $96 million. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recapture resulted in a decrease in assets of $1,000 million, an increase in net policy liabilities of $1,266 million and a decrease in surplus of $173 million, net of tax. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

F-44

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded, net	$(183)	$(2,231)	$(192)
Benefits ceded, net	(427)	(436)	(394)
Funds held by or deposited with reinsured companies	-	-	1,952
Other reinsurance receivable	41	60	86
Other amounts payable on reinsurance	9	1	10
Treaty settlement received (paid)*	246	527	449
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

F-45

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(517)	$(530)	$(546)
Benefits ceded	(836)	(756)	(759)
Other amounts payable on reinsurance	24	25	58
Funds withheld from unauthorized reinsurers	7,236	7,544	7,409
Treaty settlement received (paid)*	(594)	(468)	(489)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company reinsures a large portion of the Long Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results. The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. These reinsurance agreements have no impact on the parent company’s financial statements as it reports its risks on a consolidated basis. Reserve credits taken were $8,320 million and $7,513 million at December 31, 2016 and 2015, respectively. Total amount of collateral was $8,631 million, and $8,916 million at December 31, 2016 and 2015, respectively.

A description of the nature of the collateral (funds withheld by the reporting entity, assets placed in trust for the benefit of the captive, Letters of Credit, etc.), if applicable, as well as a tabular presentation of the value of all assets held by or on behalf of the captive reinsurer that back the long term care liabilities (including capital) are summarized below:

JHRECO currently holds assets in trust under a trust agreement effective December 4, 2008. As of December 31, 2016 and 2015, the market values of trust balances by asset class supporting the LTC JHRECO agreement are as follows:

	December 31, 2016	December 31, 2015

	(in millions)
Bonds(1)	$1,637	$1,641
Cash and Short-Term Securities	7	6

Total Market Value	$1,644	$1,647

As of December 31, 2016 and 2015, the market values of bonds by NAIC designation are as follows:

	December 31, 2016	December 31, 2015

	(in millions)
NAIC Designation 1	$1,594	$1,641
NAIC Designation 2	43	-

Total Bonds at Market Value	$1,637	$1,641

F-46

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

If needed for reserves credits, JHRECO is obligated to provide a letter of credit that conforms to Michigan regulatory requirements. The total of the letter of credit and other collateral must equal or exceed the reserve credit taken by JHUSA. The letter of credit required and held is calculated as the amount of ceded reserves less the amount of funds withheld and trust assets. As of December 31, 2016 and 2015, a letter of credit was not needed.

	December 31, 2016	December 31, 2015

	(in millions)
Funds Withheld	$6,987	$7,269
Trust Assets	1,644	1,647
Letter of Credit	-	-

Total Value of Collateral	$8,631	$8,916

Bermuda has local capital requirements, however since JHRECO’s parent company is regulated on a global basis by OSFI, the Company monitors JHRECO on a Canadian IFRS (“CIFRS”) / Minimum Continuing Capital and Surplus Requirements (“MCCSR”) basis, in addition to the local requirements. The available and required capital in the table below represent the capital position on an MCCSR basis.

	December 31, 2016	December 31, 2015

	(in millions)
Available Capital	$824	$1,235
Required Capital	$610	$577
MCCSR Ratio	135%	214%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2016 and 2015 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2016	$8,678	$1,071	810%
Impact of JHRECO LTC Recapture	880	181	-47%

Capital Gross of JHRECO LTC Cession	$9,558	$1,252	763%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2015	$7,662	$966	794%
Impact of JHRECO LTC Recapture	1,141	164	-14%

Capital Gross of JHRECO LTC Cession	$8,803	$1,130	780%

F-47

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(3,978)	$5,332	$(4,599)
Benefits ceded	(10,494)	(12,125)	(14,303)
Other reinsurance receivable	-	-	40
Other amounts payable on reinsurance	605	351	837
Funds withheld from unauthorized reinsurers	227	240	1,251
Treaty settlement received (paid)*	(142)	(712)	(2,080)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $2,434 million and $2,992 million as a coinsurance reserve and JHUSA holds $185 million and $325 million as a modified coinsurance reserve at December 31, 2016 and 2015, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $0 million and $0 million at December 31, 2016 and 2015, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

F-48

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

Prior to the previously noted transactions with NYL, the Company reinsured 90% of the non-reinsured risk of the JHLICO closed block. The reinsurance agreement was written on a modified coinsurance basis where the related financial assets remain invested with the Company. As the reinsurance agreement did not subject the reinsurer to the reasonable possibility of significant loss, it was classified as structured reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Statements of Operations. This reinsurance agreement was recaptured effective July 1, 2015.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(298)	$(392)	$(338)
Benefits ceded	(468)	(448)	(298)
Other reinsurance receivable	5	36	82
Funds withheld from unauthorized reinsurers	-	-	213
Treaty settlement received (paid)*	(74)	14	(97)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(28)	$(28)	$(26)
Premiums assumed	241	-	-
Benefits ceded	(10)	(10)	(11)
Benefits assumed	8	-	-
Other reinsurance receivable	1	-	3
Funds withheld from unauthorized reinsurers	3	5	7
Treaty settlement received (paid)*	7	20	20
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

F-49

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2016
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$2,827	$128	$2,955
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,706	128	2,834
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,706	128	2,834
(f) Deferred tax liabilities	2,580	77	2,657

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$126	$51	$177

	December 31, 2015
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,114	$383	$4,497
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a - b)	4,064	383	4,447
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	4,064	383	4,447
(f) Deferred tax liabilities	4,639	195	4,834

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(575)	$188	$(387)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$(1,287)	$(255)	$(1,542)
(b) Statutory valuation allowance adjustments	71	-	71

(c) Adjusted gross deferred tax assets (a - b)	(1,358)	(255)	(1,613)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(1,358)	(255)	(1,613)
(f) Deferred tax liabilities	(2,059)	(118)	(2,177)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$701	$(137)	$564

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2016. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income

F-50

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2016
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	774	120	894
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,502	120	1,622
2. Adjusted gross deferred tax assets allowed per limitation threshold.	774	120	894
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,932	8	1,940

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,706	$128	$2,834

F-51

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

	December 31, 2015
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	546	268	814
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,162	268	1,430
2. Adjusted \gross deferred tax assets allowed per limitation threshold.	546	268	814
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,518	115	3,633

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,064	$383	$4,447

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	228	(148)	80
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	340	(148)	192
2. Adjusted gross deferred tax assets allowed per limitation threshold.	228	(148)	80
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(1,586)	(108)	(1,694)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(1,358)	$(256)	$(1,614)

F-52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

	2016	2015

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	794%	793%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$5,959	$5,426

Impact of tax planning strategies is as follows:

	December 31, 2016
	(1)	(2)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,706	$128
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,706	$128
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2015
	(3)	(4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,064	$383
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,064	$383
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

F-53

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$ (1,358)	$ (255)
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$ (1,358)	$ (255)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1)	(2)	(3)
	2016	2015	(Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(121)	$ (778)	$657
(b) Foreign	-	-	-

(c) Subtotal	(121)	(778)	657
(d) Federal income tax on net capital gains	496	493	3
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$375	$ (285)	$660

F-54

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1)	(2)	(3)
	2016	2015	(Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$ -
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	906	1,011	(105)
(4) Investments	257	157	100
(5) Deferred acquisition costs	550	506	44
(6) Policyholder dividends accrual	84	68	16
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	44	37	7
(9) Pension accrual	-	-	-
(10) Receivables - nonadmitted	71	67	4
(11) Net operating loss carryforward	199	1,276	(1,077)
(12) Tax credit carry-forward	684	898	(214)
(13) Other (including items <5% of total ordinary tax assets)	32	94	(62)

(99) Subtotal	$2,827	$4,114	$ (1,287)

(b) Statutory valuation allowance adjustment	121	50	71
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$2,706	$4,064	$ (1,358)

(e) Capital:
(1) Investments	$128	$383	$ (255)
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$128	$383	$ (255)

(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$128	$383	$ (255)
(i) Admitted deferred tax assets (2(d)+2(h))	$2,834	$4,447	$ (1,613)

F-55

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$2,170	$4,146	$ (1,976)
(2) Fixed assets	-	-	-
(3) Deferred and uncollected premium	89	119	(30)
(4) Policyholder reserves	-	-	-
(5) Other (including items <5% of total ordinary tax liabilities)	321	374	(53)

(99) Subtotal	$2,580	$4,639	$ (2,059)
(b) Capital:
(1) Investments	$42	$155	$ (113)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	35	40	(5)

(99) Subtotal	$77	$195	$ (118)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$2,657	$4,834	$ (2,177)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$177	$(387)	$ 564

The change in net deferred income taxes is comprised of the following:

	December 31,
	2016	2015	Change

	(in millions)

Total deferred tax assets	$2,834	$4,447	$(1,613)
Total deferred tax liabilities	2,657	4,834	(2,177)

Net deferred tax assets (liabilities)	$177	$(387)	$564

Tax effect of unrealized gains and losses			(226)
Tax effect of unrealized foreign exchange gains (losses)			(27)
Other			7

Change in net deferred income taxes			$810

F-56

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Ordinary provisions computed at statutory rate	$294	$(105)	$(1,087)
Net realized capital gains (losses) before IMR at statutory rate	(173)	335	151
Change in nonadmitted assets	-	-	-
Reinsurance	(47)	35	(91)
Valuation allowance	71	-	-
Tax-exempt income	(16)	(6)	(16)
Nondeductible expenses	(1)	-	1
Foreign tax expense gross up	8	9	9
Amortization of IMR	(78)	(128)	(62)
Tax recorded in surplus	(4)	37	15
Dividend received deduction	(183)	(230)	(129)
Investment in subsidiaries	(25)	(28)	(32)
Prior year adjustment	(54)	(21)	(23)
Tax credits	(26)	(42)	(52)
Change in tax reserve	(200)	18	11
Pension	-	-	-
Other	(1)	(1)	(2)

Total	$(435)	$(127)	$(1,307)

Federal and foreign income taxes incurred	$(121)	$(778)	$(716)
Capital gains tax	496	493	382
Change in net deferred income taxes	(810)	158	(973)

Total statutory income tax expense (benefit)	$(435)	$(127)	$(1,307)

F-57

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

As of December 31, 2016, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Net operating losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	568
	2015	2030	-
	2016	2031	-

			$568

Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	4
	2008	2028	5
	2009	2029	5
	2010	2030	35
	2011	2031	25
	2012	2032	18
	2013	2033	16
	2014	2034	25
	2015	2035	16
	2016	2036	3

			$159

Foreign tax credits	2005	2015	$-
	2006	2016	9
	2007	2017	14
	2008	2018	13
	2009	2019	10
	2010	2020	9
	2011	2021	28
	2012	2022	28
	2013	2023	27
	2014	2024	30
	2015	2025	24
	2016	2026	23

			$215

F-58

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

Alternative minimum tax credits	2000		$3
	2003		7
	2004		1
	2008		2
	2009		8
	2016		162

			$183

Renewable energy credits	2013	2033	$2
	2014	2034	2
	2015	2035	2

			$6

Other credits	2016	2036	$1

			$1

There are no federal income taxes incurred available for recoupment in the event of future net losses for 2016, 2015 and 2014 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Insurance Company of Vermont
Guide Financial, Inc.	John Hancock Leasing Corp.
Hancock Farmland Services, Inc.	John Hancock Life Insurance Company of New York
Hancock Forest Management Inc.	John Hancock Life & Health Insurance Company
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
Hancock Venture Partners Inc.	John Hancock Realty Mgt. Inc.
Hancock Venture Partners Inc. Russia	John Hancock Signature Services Inc.
HVP-Special Purpose Sub I Inc.	John Hancock Natural Resource Corp.
HVP-Special Purpose Sub II Inc.	Manulife Reinsurance (Bermuda) Limited
JH California Real Estate Holdings, Inc.	Manulife Reinsurance Limited
JH Illinois Real Estate Holdings, Inc.	Manulife Service Corporation
JH Networking Insurance Agency Inc.	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Capital Growth Management Inc.	Signator Investors Inc.
John Hancock Energy Resources Mgt. Inc.	The Manufacturers Investment Corporation
John Hancock Financial Network Inc.	Transamerica Fund Distributors Inc.
John Hancock Financial Corporation	Transamerica Fund Management Company

F-59

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Taxes receivable from (payable to) affiliates are ($193) million and $130 million at December 31, 2016 and 2015, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In December 2016, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015

	(in millions)
Balance at beginning of year	$1,967	$2,002
Additions based on tax positions related to the current year	14	40
Payments	(1,535)	-
Additions for tax positions of prior years	28	41
Reductions for tax positions of prior years	(437)	(116)

Balance at end of year	$37	$1,967

Included in the balances as of December 31, 2016 and 2015, are $37 million and $172 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2016 and 2015, are $0 million and $1,796 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s decrease in the liability in 2016 for unrecognized tax benefits is the result of the Company and the IRS finalizing an agreement on the treatment of certain leveraged lease investments.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $177 million, $0 million, and $9 million of interest benefit for the years ended December 31, 2016, 2015 and 2014, respectively. The Company had approximately $27 million and $202 million accrued for interest as of December 31, 2016 and 2015, respectively. The Company did not recognize any material penalties for the years ended December 31, 2016, 2015 and 2014.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

F-60

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

10. Capital and Surplus - (continued)

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. The Company paid no dividends for the year ended December 31, 2016. For the years ended December 31, 2015 and 2014, the Company paid a dividend to its parent company MIC of $210 million and $500 million, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2016 and 2015, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level.

The Company has surplus notes described below in the amount of $585 million. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2016, 2015 and 2014. Total interest paid through December 31, 2016 was $747 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The notes mature on March 31, 2033. The combined interest expense on the notes was $31 million, and $29 million, and $29 million for years ended December 31, 2016, 2015 and 2014. Total interest paid through November 1, 2016 was $232 million. The surplus notes were repaid on November 1, 2016.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $3 million, $2 million, and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively. Total interest paid through December 31, 2016 was $16 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $329 million, $377 million, and $398 million, respectively, for the years ended December 31, 2016, 2015 and 2014.

The Company has Administrative Service Agreements with its subsidiaries whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or

F-61

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

11. Related Party Transactions - (continued)

total average daily net assets. The amounts earned under the agreements were $811 million, $760 million, and $618 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2016, 2015 and 2014, respectively, the Company received dividends of $34 million, $36 million, and $43 million from John Hancock Investment Management Services LLC, $71 million, $81 million, and $90 million from JHD, $0 million, $0 million, $0 million from JHNY, $0 million, $70 million, and $0 million from JHLH, $214 million, $289 million, and $72 million from John Hancock Subsidiaries, LLC (JHS) and $19 million, $0 million, and $0 million from John Hancock Partnership Holdings I and II. These dividends are included in the Company’s net investment income.

During 2016 and 2015, the Company made a capital contribution of $75 million and $348 million to JHS in exchange for one share of its common stock, respectively.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2016 and 2015, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

F-62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

11. Related Party Transactions - (continued)

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2016	2015

	(In millions)
The Manufacturers Investment Corporation	$49	$49
John Hancock Financial Corporation	119	138
Manulife Reinsurance Limited	14	44
Manulife Reinsurance (Bermuda) Ltd.	153	167
John Hancock Life & Health Insurance Company	84	30
John Hancock Life Insurance Company Vermont	33	33
John Hancock Reassurance Company, Ltd.	88	126
John Hancock Life Insurance Company New York	263	473
John Hancock Investment Management Services LLC	22	28
John Hancock Subsidiaries LLC	64	45
John Hancock Insurance Agency, Inc.	8	12
Essex Corporation	-	-
Hancock Venture Partners, Inc.	-	-
JH Signature Services Inc.	6	7
JH Partnership Holdings I, II LP	3	4
John Hancock Energy Resources Management, Inc.	1	-
John Hancock Real Estate Finance	-	-
John Hancock Realty Advisors	3	4
JH Advisors LLC	56	84
Manulife Asset Management (US) LLC	58	66
Hancock Capital Investment Management LLC	10	10
John Hancock RPS, LLC	5	36
The Berkeley Financial Group, LLC	1	4
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	4	14
JH Networking Insurance Agency, Inc.	2	6
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	11	-
Hancock Natural Resource Group, Inc.	23	50
Hancock Forest Management, Inc.	5	6
John Hancock Personal Financial Services, LLC	-	1

Total	$1,085	$1,437

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

F-63

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

11. Related Party Transactions - (continued)

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Please refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $685 million, purchase other invested assets of $2,179 million, purchase real estate of $235 million, and issue agricultural and commercial mortgages of $0 million at December 31, 2016. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 43% of these commitments expire in 2017.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2017	$16
2018	12
2019	11
2020	11
2021	8
Thereafter	355

Total	$413

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition, under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

F-64

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

Two putative class actions against the Company are pending, one in New York and one in California, in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies and intends to vigorously defend these actions. Both cases are in the discovery stage and it is premature to attempt to predict any outcome or range of outcomes for these matters.

F-65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

13. Annuity Actuarial Reserves

The Company’s annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2016
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$675	$474	$1,733	$2,882	2%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	115,422	115,422	83%

Total with adjustment or at fair value	678	474	117,155	118,307	85%
At book value without adjustment (minimal or no charge or adjustment)	5,701	-	-	5,701	4%
Not subject to discretionary withdrawal	14,848	640	146	15,634	11%

Total (gross)	21,227	1,114	117,301	139,642	100%

Reinsurance ceded	4,893	-	-	4,893

Total (net)	$16,334	$1,114	$117,301	$134,749

	December 31, 2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$769	$503	$1,793	$3,065	2%
At book value less current surrender charge of 5% or more	5	-	-	5	0%
At fair value	-	-	114,302	114,302	82%

Total with adjustment or at fair value	774	503	116,095	117,372	84%
At book value without adjustment (minimal or no charge or adjustment)	7,165	-	-	7,165	5%
Not subject to discretionary withdrawal	15,068	686	134	15,888	11%

Total (gross)	23,007	1,189	116,229	140,425	100%

Reinsurance ceded	4,904	-	-	4,904

Total (net)	$18,103	$1,189	$116,229	$135,521

F-66

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guarantee and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

F-67

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts - (continued)

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2016	2015	2016	2015

	(in millions)
Group Annuity Contracts (401K)	$78,915	$75,437	$-	$-
Variable and Fixed Annuities	35,077	37,422	25	27
Life insurance	12,516	12,067	-	-
Fixed Products — Institutional and stable value fund	2,566	2,611	-	-
Fixed Products — Retail	27	22	452	472
Investments — Funds	1,569	1,667	-	-

Total	$130,670	$129,226	$477	$499

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees are as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

(in millions)
2016	$ 231	$ 89
2015	$ 241	$ 59
2014	$ 252	$ 74
2013	$ 263	$ 109
2012	$ 269	$ 165

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2016	2015

	(in millions, except for ages)
Account value	$35,588	$37,947
Amount of reserve held	901	1,179
Net amount at risk — gross	7,031	7,169
Weighted average attained age	68	68

The following assumptions and methodology were used to determine the amounts above at December 31, 2016 and 2015:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2016 and 2015, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

F-68

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts - (continued)

•

In 2016 and 2015, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2016	2015

	(in millions)
Type of Fund
Equity	$24,145	$24,131
Balanced	15,300	16,993
Bonds	5,052	5,216
Money Market	556	668

Total	$45,053	$47,008

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2016			2015

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$13,768	$13,768	$1	$13,935	$13,936

Reserves for accounts with assets at:
Fair value	1,114	129,333	130,447	1,189	127,792	128,981
Amortized cost	-	-	-	-	-	-

Total	$1,114	$129,333	$130,447	$1,189	$127,792	$128,981

F-69

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts - (continued)

	December 31,
	2016			2015

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$474	$1,733	$2,207	$503	$1,793	$2,296
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,531	1,531	-	1,901	1,901
At fair value	-	122,924	122,924	-	120,337	120,337
At book value without fair value adjustments and with current surrender charge of less than 5%	-	2,903	2,903	-	3,533	3,533

Subtotal	474	129,091	129,565	503	127,564	128,067
Not subject to discretionary withdrawal	640	242	882	686	228	914

Total	$1,114	$129,333	$130,447	$1,189	$127,792	$128,981

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2016	2015	2014

	(in millions)
Transfers to separate accounts	$17,163	$17,071	$16,100
Transfers from separate accounts	22,744	23,625	24,329

Net transfers to (from) separate accounts	$(5,581)	$(6,554)	$(8,229)

F-70

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $30 million, $35 million, and $37 million in 2016, 2015 and 2014, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2016, 2015 and 2014, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $346 million and $329 million at December 31, 2016 and 2015, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2016, 2015 and 2014, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2016 and 2015 was $97 million and $89 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2016 and 2015 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2016, 2015 and 2014, respectively.

F-71

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2016, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which will expire in 2018. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2016, the Company had no outstanding borrowings under the agreement.

At December 31, 2016, the Company had a committed line of credit agreement established by MLI totaling $1 billion, which will expire in 2018. MLI will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. At December 31, 2016, the Company had no outstanding borrowings under the agreement.

At December 31, 2016, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2016. At December 31, 2016, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2016 and 2015 was $201 million and $265 million, respectively. Interest ranging from 4.8% to 6.0%. The notes are due in varying amounts to 2028.

Aggregate maturities of consumer notes are as follows: 2017-$4 million; 2018-$43 million; 2019-$16 million; 2020-$0 million; 2021-$0 million; and thereafter $138 million.

Interest expense on consumer notes, included in benefits to policyholders, was $12 million, $18 million, and $ 24 million in 2016, 2015 and 2014, respectively. Interest paid amounted to $11 million, $18 million, and $ 24 million in 2016, 2015 and 2014, respectively.

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company has $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note is reported as a nonadmitted asset at December 31, 2016 and 2015 since the counterparty is the parent entity of the Company; however, this note will continue to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $7 million, $6 million, and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan is calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and is payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2016. Interest expense was $3 million, $2 million, and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

F-72

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Pursuant to a demand note dated December 20, 2012, the Company borrowed $130 million from MIC. The note was paid on December 21, 2015. Interest on the loan was calculated at a fluctuating rate equal to the one-month LIBOR rate and was payable monthly. Interest expense was $0 million, $0 million, and $0 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Pursuant to a senior note receivable dated December 9, 2014, the Company has $40 million outstanding with JHS with a fair value of $ 40 million as of December 31, 2016. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million and $1 million for the years ended December 31, 2016 and 2015, respectively.

Pursuant to senior notes receivable during 2016, the Company has $30 million outstanding with JHS with a fair value of $30 million as of December 31, 2016. The notes mature at various dates in 2026. Interest on the loans is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. Interest income was $0 million for the year ended December 31, 2016.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2016
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	18	18	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$18	$18	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$400

	December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	18	18	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$18	$18	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$400

FHLBI membership stock of $18 million and $18 million was classified as not eligible for redemption for the years ended December 31, 2016 and 2015, respectively.

F-73

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2016
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2015
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

December 31, 2016
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2015
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$794	$738	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$794	$738	$400

F-74

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2016
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2016 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

F-75

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

17. Closed Block - (continued)

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2016	2015

	(in millions)
Assets:
Bonds	$2,979	$2,802
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	271	350
Real estate	817	1,012
Cash, cash equivalents and short-term investments	17	6
Policy loans	1,686	1,563
Other invested assets	140	18

Total cash and invested assets	5,910	5,751
Investment income due and accrued	108	101
Premiums due and deferred	9	10
Net deferred tax asset	144	112
Other closed block assets	-	77

Total closed block assets	$6,171	$6,051

Obligations:
Policy reserves	5,623	5,756
Policyholders’ and beneficiaries’ funds	62	64
Dividends payable to policyholders	324	329
Policy benefits in process of payment	89	115
Other policy obligations	2	2
Other closed block obligations	719	474

Total closed block obligations	$6,819	$6,740

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2016 financial statements through March 29, 2017, the date the financial statements were issued.

F-76

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Separate Account S of John Hancock Life Insurance Company (U.S.A.)

December 31, 2016

John Hancock Variable Life Separate Account S

Audited Financial Statements

December  31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account S

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account S (the Account) comprised of the following sub-accounts,

500 Index Fund B Series NAV	Lifestyle Balanced MVP Series NAV
Active Bond Trust Series NAV	Lifestyle Conservative MVP Series NAV
All Cap Core Trust Series NAV	Lifestyle Growth MVP Series NAV
Alpha Opportunities Trust Series NAV	Lifestyle Growth Trust PS Series NAV
American Asset Allocation Trust Series I	Lifestyle Moderate MVP Series NAV
American Global Growth Trust Series I	M Capital Appreciation
American Growth Trust Series I	M International Equity
American Growth-Income Trust Series I	M Large Cap Growth
American International Trust Series I	M Large Cap Value
American New World Trust Series I	Main Management Insurance Fund Class A
Blue Chip Growth Trust Series NAV	Mid Cap Index Trust Series NAV
Bond Trust Series NAV	Mid Cap Stock Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Value Trust Series NAV
Capital Appreciation Value Trust Series NAV	Money-Market Trust Series NAV
Core Bond Trust Series NAV	PIMCO All Asset
Core Strategy Trust Series NAV	Real Estate Securities Trust Series NAV
Emerging Markets Value Trust Series NAV	Science & Technology Trust Series NAV
Equity-Income Trust Series NAV	Short Term Government Income Trust Series NAV
Financial Industries Trust Series NAV	Small Cap Growth Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Small Cap Opportunities Trust Series NAV
Global Bond Trust Series NAV	Small Cap Value Trust Series NAV
Global Trust Series NAV	Small Company Value Trust Series NAV
Health Sciences Trust Series NAV	Strategic Income Opportunities Trust Series NAV
High Yield Trust Series NAV	Total Bond Market Trust B Series NAV
International Equity Index Trust B Series NAV	Total Stock Market Index Trust Series NAV
International Growth Stock Trust Series NAV	Ultra Short Term Bond Trust Series NAV
International Small Company Trust Series NAV	Utilities Trust Series NAV
International Value Trust Series NAV	Value Trust Series NAV
Investment Quality Bond Trust Series NAV
Lifestyle Aggressive MVP Series NAV

as of December 31, 2016, and the related statements of operations and changes in contract owners’ equity for the above mentioned sub-accounts and for the Franklin Templeton Founding Allocation Trust Series NAV, International Core Trust Series NAV, Money Market Trust B Series NAV, Real Return Bond Trust Series NAV, U.S. Equity Trust Series NAV and the Total Return Trust Series NAV sub-accounts (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account S at December 31, 2016, the results of their and the closed sub-accounts’ operations, and changes in contract owners’ equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

March 29, 2017

4

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	500 Index Fund B Series NAV	Active Bond Trust Series NAV	All Cap Core Trust Series NAV	Alpha Opportunities Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I
Total Assets
Investments at fair value	$585,711,851	$65,391,736	$1,041,360	$1,305,241	$730,390	$1,806,821

Units outstanding	13,338,856	1,809,327	46,448	50,892	43,579	115,643
Unit value	$43.91	$36.14	$22.42	$25.65	$16.76	$15.62

Shares	21,462,508	6,912,446	34,482	128,722	54,670	134,536
Cost	$412,708,897	$68,291,068	$869,786	$1,563,134	$729,765	$1,898,994

See accompanying notes.

5

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	American Growth Trust Series I	American Growth-Income Trust Series I	American International Trust Series I	American New World Trust Series I	Blue Chip Growth Trust Series NAV	Bond Trust Series NAV
Total Assets
Investments at fair value	$21,593,468	$8,413,014	$31,687,424	$17,707,544	$94,122,584	$12,172,643

Units outstanding	897,388	383,761	1,775,252	1,093,982	1,933,800	1,054,749
Unit value	$24.06	$21.92	$17.85	$16.19	$48.67	$11.54

Shares	1,159,692	478,556	1,789,239	1,593,838	3,428,874	914,549
Cost	$22,657,719	$8,964,336	$31,645,710	$18,605,720	$90,992,396	$12,596,647

See accompanying notes.

6

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series NAV	Core Strategy Trust Series NAV	Emerging Markets Value Trust Series NAV	Equity Income Trust Series NAV (a)
Total Assets
Investments at fair value	$48,571,962	$9,657,769	$93,532,555	$808,116	$31,599,998	$122,005,704

Units outstanding	1,834,468	483,575	5,588,576	51,209	2,925,251	2,478,640
Unit value	$26.48	$19.97	$16.74	$15.78	$10.80	$49.22

Shares	4,147,905	873,216	7,178,247	56,910	3,886,839	7,345,316
Cost	$50,316,502	$10,124,039	$96,144,265	$818,271	$33,662,702	$117,477,180

(a)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

See accompanying notes.

7

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series NAV	Global Trust Series NAV	Health Sciences Trust Series NAV
Total Assets
Investments at fair value	$1,831,683	$63,945,902	$27,721,897	$23,747,507	$7,923,301	$34,083,796

Units outstanding	70,955	2,699,429	1,282,423	829,667	453,033	635,346
Unit value	$25.81	$23.69	$21.62	$28.62	$17.49	$53.65

Shares	139,504	3,047,946	1,499,291	1,959,365	422,351	1,543,650
Cost	$1,693,749	$46,315,006	$25,028,473	$24,911,490	$8,236,115	$42,416,024

See accompanying notes.

8

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	High Yield Trust Series NAV	International Equity Index Trust B Series NAV	International Growth Stock Trust Series NAV	International Small Company Trust Series NAV	International Value Trust Series NAV	Investment Quality Bond Trust Series NAV
Total Assets
Investments at fair value	$37,307,389	$76,277,490	$15,418,256	$12,038,484	$43,103,983	$37,821,503

Units outstanding	1,680,604	2,879,380	1,285,434	759,658	2,733,342	2,292,990
Unit value	$22.20	$26.49	$11.99	$15.85	$15.77	$16.49

Shares	7,230,114	5,160,859	998,592	966,171	3,490,201	3,454,019
Cost	$37,976,212	$80,086,088	$15,721,741	$11,660,671	$42,444,380	$39,444,129

See accompanying notes.

9

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Lifestyle Aggressive MVP Series NAV	Lifestyle Balanced MVP Series NAV	Lifestyle Conservative MVP Series NAV	Lifestyle Growth MVP Series NAV	Lifestyle Growth Trust PS Series NAV	Lifestyle Moderate MVP Series NAV
Total Assets
Investments at fair value	$4,341,622	$55,785,188	$6,071,325	$27,407,908	$3,206,665	$5,569,502

Units outstanding	244,965	3,156,969	355,158	1,550,250	314,099	311,852
Unit value	$17.72	$17.67	$17.09	$17.68	$10.21	$17.86

Shares	440,774	4,617,979	545,002	2,108,301	220,845	478,069
Cost	$4,249,515	$54,930,169	$6,580,359	$26,142,420	$3,205,982	$6,026,136

See accompanying notes.

10

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	M Capital Appreciation	M International Equity	M Large Cap Growth	M Large Cap Value	Main Management Insurance Fund Class A	Mid Cap Index Trust Series NAV
Total Assets
Investments at fair value	$63,594,021	$59,131,878	$56,927,783	$29,538,477	$15,175,600	$54,797,957

Units outstanding	759,919	1,909,211	1,211,424	1,140,307	1,376,899	1,717,602
Unit value	$83.69	$30.97	$46.99	$25.90	$11.02	$31.90

Shares	2,171,927	5,317,615	2,850,665	2,291,581	1,376,899	2,570,261
Cost	$57,080,224	$61,723,452	$59,736,933	$28,618,002	$14,303,549	$52,376,244

See accompanying notes.

11

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	PIMCO All Asset	Real Estate Securities Trust Series NAV	Science & Technology Trust Series NAV
Total Assets
Investments at fair value	$33,017,184	$44,556,197	$70,857,392	$17,054,929	$59,264,345	$6,825,892

Units outstanding	552,318	947,086	6,011,815	1,059,023	813,759	224,136
Unit value	$59.78	$47.05	$11.79	$16.10	$72.83	$30.45

Shares	2,307,280	3,854,342	70,857,392	1,675,337	3,196,567	300,965
Cost	$35,689,744	$44,767,625	$70,857,392	$17,743,075	$47,355,743	$6,861,053

See accompanying notes.

12

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Short Term Government Income Trust Series NAV	Small Cap Growth Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series NAV	Small Cap Value Trust Series NAV	Small Company Value Trust Series NAV
Total Assets
Investments at fair value	$45,548,934	$39,515,645	$31,061,783	$4,176,669	$89,353,416	$7,231,233

Units outstanding	4,234,947	1,354,918	1,411,366	190,460	1,566,815	256,292
Unit value	$10.76	$29.16	$22.01	$21.93	$57.03	$28.21

Shares	3,758,163	4,884,505	2,105,884	135,167	4,167,603	328,692
Cost	$47,209,233	$45,619,743	$29,322,441	$3,954,678	$84,545,342	$6,701,552

See accompanying notes.

13

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Strategic Income Opportunities Trust Series NAV	Total Bond Market Trust B Series NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series NAV	Value Trust Series NAV
Total Assets
Investments at fair value	$25,507,009	$35,801,300	$27,738,764	$4,589,090	$8,331,606	$11,345,989

Units outstanding	1,257,112	1,513,205	864,364	453,033	296,747	398,391
Unit value	$20.29	$23.66	$32.09	$10.13	$28.08	$28.48

Shares	1,907,779	3,555,243	1,444,727	398,013	662,290	536,961
Cost	$25,590,164	$37,006,078	$20,420,684	$4,762,250	$8,954,367	$11,221,208

See accompanying notes.

14

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund B Series NAV		Active Bond Trust Series NAV		All Cap Core Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$9,746,998	$9,538,890	$2,432,209	$3,104,429	$15,735	$9,133
Expenses:
Mortality and expense risk and administrative charges	(329,440)	(336,727)	(69,852)	(69,222)	(1,228)	(1,179)

Net investment income (loss)	9,417,558	9,202,163	2,362,357	3,035,207	14,507	7,954

Realized gains (losses) on investments:
Capital gain distributions received	8,556,450	5,430,491	—	—	—	—
Net realized gain (loss)	23,900,058	36,424,019	(28,172)	241,891	19,322	11,233

Realized gains (losses)	32,456,508	41,854,510	(28,172)	241,891	19,322	11,233

Unrealized appreciation (depreciation) during the period	18,688,573	(45,109,088)	282,868	(3,360,100)	54,598	(1,685)

Net increase (decrease) in net assets from operations	60,562,639	5,947,585	2,617,053	(83,002)	88,427	17,502

Changes from principal transactions:
Purchase payments	6,464,303	5,932,224	1,773,769	1,628,040	9,147	14,211
Transfers between sub-accounts and the company	34,058,552	(41,268,199)	3,384,246	9,232,519	67,654	185,742
Transfers on general account policy loans	(143,929)	(685,765)	(111,718)	347,572	—	(1,805)
Withdrawals	(12,291,046)	(12,372,269)	(1,210,670)	(1,722,281)	(1,003)	(3,611)
Annual contract fee	(9,461,570)	(8,904,575)	(1,658,585)	(1,419,526)	(27,792)	(13,787)

Net increase (decrease) in net assets from principal transactions	18,626,310	(57,298,584)	2,177,042	8,066,324	48,006	180,750

Total increase (decrease) in net assets	79,188,949	(51,350,999)	4,794,095	7,983,322	136,433	198,252
Net assets at beginning of period	506,522,902	557,873,901	60,597,641	52,614,319	904,927	706,675

Net assets at end of period	$585,711,851	$506,522,902	$65,391,736	$60,597,641	$1,041,360	$904,927

	2016	2015	2016	2015	2016	2015
Units, beginning of period	12,904,354	14,315,866	1,748,107	1,480,597	44,230	35,508
Units issued	1,675,565	694,208	226,438	435,133	7,969	32,366
Units redeemed	(1,241,063)	(2,105,720)	(165,218)	(167,623)	(5,751)	(23,644)

Units, end of period	13,338,856	12,904,354	1,809,327	1,748,107	46,448	44,230

See accompanying notes.

15

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Alpha Opportunities Trust Series NAV		American Asset Allocation Trust Series I		American Global Growth Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$21,326	$6,423	$9,066	$12,744	$16,920	$26,359
Expenses:
Mortality and expense risk and administrative charges	(693)	(692)	—	—	(1,131)	(2,157)

Net investment income (loss)	20,633	5,731	9,066	12,744	15,789	24,202

Realized gains (losses) on investments:
Capital gain distributions received	96,340	167,806	101,230	50,690	131,927	144,278
Net realized gain (loss)	(14,811)	24,813	(23,304)	15,164	(58,149)	55,192

Realized gains (losses)	81,529	192,619	77,926	65,854	73,778	199,470

Unrealized appreciation (depreciation) during the period	(46,301)	(169,731)	(14,980)	(73,137)	(133,144)	(156,632)

Net increase (decrease) in net assets from operations	55,861	28,619	72,012	5,461	(43,577)	67,040

Changes from principal transactions:
Purchase payments	15,450	12,918	25,660	31,472	23,315	31,010
Transfers between sub-accounts and the company	418,573	(1,038,186)	87,061	166,115	341,294	727,810
Transfers on general account policy loans	3,461	(4,263)	(19)	(17)	1,653	(4,367)
Withdrawals	(6,848)	(81,873)	(17,201)	(17,184)	(121,200)	(310,588)
Annual contract fee	(22,933)	(19,802)	(40,270)	(46,321)	(32,218)	(57,010)

Net increase (decrease) in net assets from principal transactions	407,703	(1,131,206)	55,231	134,065	212,844	386,855

Total increase (decrease) in net assets	463,564	(1,102,587)	127,243	139,526	169,267	453,895
Net assets at beginning of period	841,677	1,944,264	603,147	463,621	1,637,554	1,183,659

Net assets at end of period	$1,305,241	$841,677	$730,390	$603,147	$1,806,821	$1,637,554

	2016	2015	2016	2015	2016	2015
Units, beginning of period	34,739	79,919	39,223	30,470	104,996	80,887
Units issued	19,116	6,198	25,038	14,997	53,083	67,405
Units redeemed	(2,963)	(51,378)	(20,682)	(6,244)	(42,436)	(43,296)

Units, end of period	50,892	34,739	43,579	39,223	115,643	104,996

See accompanying notes.

16

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series I		American Growth-Income Trust Series I		American International Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$81,852	$59,098	$132,312	$114,647	$319,111	$319,113
Expenses:
Mortality and expense risk and administrative charges	(35,810)	(36,418)	(15,926)	(17,323)	(10,164)	(12,623)

Net investment income (loss)	46,042	22,680	116,386	97,324	308,947	306,490

Realized gains (losses) on investments:
Capital gain distributions received	6,987,750	1,838,320	2,125,536	945,438	—	—
Net realized gain (loss)	713,548	4,158,949	244,377	920,975	516,530	753,460

Realized gains (losses)	7,701,298	5,997,269	2,369,913	1,866,413	516,530	753,460

Unrealized appreciation (depreciation) during the period	(5,782,763)	(4,311,235)	(1,615,679)	(1,842,713)	(145,654)	(2,557,580)

Net increase (decrease) in net assets from operations	1,964,577	1,708,714	870,620	121,024	679,823	(1,497,630)

Changes from principal transactions:
Purchase payments	303,679	555,703	157,281	151,912	333,704	381,887
Transfers between sub-accounts and the company	(1,581,176)	(10,937,084)	474,175	(1,874,987)	(4,421,027)	12,442,291
Transfers on general account policy loans	(1,156,550)	(9,018)	(1,062,318)	204,513	(443,646)	5,101
Withdrawals	(801,103)	(741,439)	(91,924)	(345,222)	(552,224)	(609,269)
Annual contract fee	(684,640)	(952,576)	(240,104)	(254,043)	(413,278)	(399,064)

Net increase (decrease) in net assets from principal transactions	(3,919,790)	(12,084,414)	(762,890)	(2,117,827)	(5,496,471)	11,820,946

Total increase (decrease) in net assets	(1,955,213)	(10,375,700)	107,730	(1,996,803)	(4,816,648)	10,323,316
Net assets at beginning of period	23,548,681	33,924,381	8,305,284	10,302,087	36,504,072	26,180,756

Net assets at end of period	$21,593,468	$23,548,681	$8,413,014	$8,305,284	$31,687,424	$36,504,072

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,063,154	1,619,720	420,427	524,635	2,106,628	1,439,785
Units issued	125,890	81,442	133,386	34,271	1,294,527	1,198,481
Units redeemed	(291,656)	(638,008)	(170,052)	(138,479)	(1,625,903)	(531,638)

Units, end of period	897,388	1,063,154	383,761	420,427	1,775,252	2,106,628

See accompanying notes.

17

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American New World Trust Series I		Blue Chip Growth Trust Series NAV		Bond Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$68,561	$97,685	$50,452	$—	$371,653	$135,254
Expenses:
Mortality and expense risk and administrative charges	(3,694)	(3,442)	(155,748)	(168,134)	(2,784)	(982)

Net investment income (loss)	64,867	94,243	(105,296)	(168,134)	368,869	134,272

Realized gains (losses) on investments:
Capital gain distributions received	643,579	714,116	15,730,336	22,332,769	—	—
Net realized gain (loss)	(287,214)	(38,064)	14,274,675	7,234,460	25,447	(28,105)

Realized gains (losses)	356,365	676,052	30,005,011	29,567,229	25,447	(28,105)

Unrealized appreciation (depreciation) during the period	267,405	(1,075,316)	(30,689,116)	(16,410,941)	(262,979)	(128,608)

Net increase (decrease) in net assets from operations	688,637	(305,021)	(789,401)	12,988,154	131,337	(22,441)

Changes from principal transactions:
Purchase payments	45,978	35,131	1,729,967	1,517,160	531,033	456,615
Transfers between sub-accounts and the company	1,087,841	11,188,948	(32,265,909)	1,937,372	9,420,809	1,103,045
Transfers on general account policy loans	(15,016)	(2,070)	(249,103)	7,566	(47,550)	(3,190)
Withdrawals	(113,079)	(48,636)	(2,431,140)	(3,703,561)	(1,708,883)	(89,101)
Annual contract fee	(126,607)	(72,616)	(3,915,632)	(3,637,610)	(247,847)	(90,407)

Net increase (decrease) in net assets from principal transactions	879,117	11,100,757	(37,131,817)	(3,879,073)	7,947,562	1,376,962

Total increase (decrease) in net assets	1,567,754	10,795,736	(37,921,218)	9,109,081	8,078,899	1,354,521
Net assets at beginning of period	16,139,790	5,344,054	132,043,802	122,934,721	4,093,744	2,739,223

Net assets at end of period	$17,707,544	$16,139,790	$94,122,584	$132,043,802	$12,172,643	$4,093,744

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,044,977	334,098	2,987,066	2,949,231	365,841	245,561
Units issued	146,385	765,665	119,891	298,140	1,169,805	364,124
Units redeemed	(97,380)	(54,786)	(1,173,157)	(260,305)	(480,897)	(243,844)

Units, end of period	1,093,982	1,044,977	1,933,800	2,987,066	1,054,749	365,841

See accompanying notes.

18

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Capital Appreciation Value Trust Series NAV		Core Bond Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$4,535	$12,521	$133,175	$50,066	$1,980,416	$1,568,657
Expenses:
Mortality and expense risk and administrative charges	(58,312)	(61,933)	—	—	(13,049)	(9,727)

Net investment income (loss)	(53,777)	(49,412)	133,175	50,066	1,967,367	1,558,930

Realized gains (losses) on investments:
Capital gain distributions received	7,887,377	8,778,125	839,334	558,461	52,552	207,970
Net realized gain (loss)	(1,323,373)	1,887,676	(210,296)	(119,626)	(80,723)	(268,794)

Realized gains (losses)	6,564,004	10,665,801	629,038	438,835	(28,171)	(60,824)

Unrealized appreciation (depreciation) during the period	(7,311,056)	(5,621,237)	(146,074)	(351,264)	428,298	(2,947,867)

Net increase (decrease) in net assets from operations	(800,829)	4,995,152	616,139	137,637	2,367,494	(1,449,761)

Changes from principal transactions:
Purchase payments	524,169	495,074	98,798	93,116	1,329,699	1,034,580
Transfers between sub-accounts and the company	(583,517)	3,063,692	5,347,756	2,335,558	6,396,723	82,892,741
Transfers on general account policy loans	55,198	(35,658)	(244,735)	(6,079)	(601,915)	(67,922)
Withdrawals	(474,742)	(734,132)	(53,131)	(469,874)	(2,096,601)	(1,764,773)
Annual contract fee	(1,364,313)	(1,233,348)	(214,484)	(95,348)	(1,867,350)	(1,259,720)

Net increase (decrease) in net assets from principal transactions	(1,843,205)	1,555,628	4,934,204	1,857,373	3,160,556	80,834,906

Total increase (decrease) in net assets	(2,644,034)	6,550,780	5,550,343	1,995,010	5,528,050	79,385,145
Net assets at beginning of period	51,215,996	44,665,216	4,107,426	2,112,416	88,004,505	8,619,360

Net assets at end of period	$48,571,962	$51,215,996	$9,657,769	$4,107,426	$93,532,555	$88,004,505

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,915,441	1,860,459	222,497	120,446	5,402,846	530,579
Units issued	595,137	406,078	533,742	179,211	885,303	6,034,003
Units redeemed	(676,110)	(351,096)	(272,664)	(77,160)	(699,573)	(1,161,736)

Units, end of period	1,834,468	1,915,441	483,575	222,497	5,588,576	5,402,846

See accompanying notes.

19

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Strategy Trust Series NAV		Emerging Markets Value Trust Series NAV		Equity Income Trust Series NAV
	2016	2015	2016	2015	2016 (b)	2015
Income:
Dividend distributions received	$16,371	$19,020	$603,163	$460,741	$2,600,410	$2,472,506
Expenses:
Mortality and expense risk and administrative charges	—	—	(5,745)	(6,738)	(130,859)	(151,234)

Net investment income (loss)	16,371	19,020	597,418	454,003	2,469,551	2,321,272

Realized gains (losses) on investments:
Capital gain distributions received	34,137	25,124	—	—	11,063,244	11,529,868
Net realized gain (loss)	(1,728)	8,310	(1,392,772)	(1,289,175)	1,084,993	5,942,077

Realized gains (losses)	32,409	33,434	(1,392,772)	(1,289,175)	12,148,237	17,471,945

Unrealized appreciation (depreciation) during the period	6,148	(52,894)	5,133,726	(3,528,618)	5,117,219	(29,003,810)

Net increase (decrease) in net assets from operations	54,928	(440)	4,338,372	(4,363,790)	19,735,007	(9,210,593)

Changes from principal transactions:
Purchase payments	15,431	12,237	187,574	193,786	1,881,854	2,000,582
Transfers between sub-accounts and the company	123,773	42,813	9,954,583	(1,352,991)	(6,077,024)	(14,665,238)
Transfers on general account policy loans	—	—	(175,750)	(5,114)	(41,732)	9,217
Withdrawals	(176,542)	(59,432)	(757,040)	(289,827)	(4,351,931)	(6,484,886)
Annual contract fee	(17,225)	(16,539)	(493,109)	(455,731)	(3,722,929)	(3,671,810)

Net increase (decrease) in net assets from principal transactions	(54,563)	(20,921)	8,716,258	(1,909,877)	(12,311,762)	(22,812,135)

Total increase (decrease) in net assets	365	(21,361)	13,054,630	(6,273,667)	7,423,245	(32,022,728)
Net assets at beginning of period	807,751	829,112	18,545,368	24,819,035	114,582,459	146,605,187

Net assets at end of period	$808,116	$807,751	$31,599,998	$18,545,368	$122,005,704	$114,582,459

	2016	2015	2016	2015	2016	2015
Units, beginning of period	54,850	56,268	2,027,947	2,196,681	2,770,755	3,302,436
Units issued	14,883	7,155	1,854,525	376,829	283,039	200,822
Units redeemed	(18,524)	(8,573)	(957,221)	(545,563)	(575,154)	(732,503)

Units, end of period	51,209	54,850	2,925,251	2,027,947	2,478,640	2,770,755

(b)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

See accompanying notes.

20

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Franklin Templeton Founding Allocation Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2016	2015	2016 (c)	2015	2016	2015
Income:
Dividend distributions received	$21,446	$16,584	$70,996	$9,128	$397,659	$—
Expenses:
Mortality and expense risk and administrative charges	(1,068)	(1,583)	—	—	(154,751)	(169,940)

Net investment income (loss)	20,378	15,001	70,996	9,128	242,908	(169,940)

Realized gains (losses) on investments:
Capital gain distributions received	—	482,901	176,533	—	8,033,706	2,995,272
Net realized gain (loss)	(35,304)	(8,511)	(169,369)	154	1,767,360	2,078,743

Realized gains (losses)	(35,304)	474,390	7,164	154	9,801,066	5,074,015

Unrealized appreciation (depreciation) during the period	277,252	(534,827)	(32,717)	(27,972)	(5,328,236)	(2,449,910)

Net increase (decrease) in net assets from operations	262,326	(45,436)	45,443	(18,690)	4,715,738	2,454,165

Changes from principal transactions:
Purchase payments	9,046	14,606	66	813	1,539,151	1,367,451
Transfers between sub-accounts and the company	156,926	(45,159)	(329,836)	67,046	(1,148,341)	(465,663)
Transfers on general account policy loans	(2,176)	(1,730)	—	—	108,606	(56,639)
Withdrawals	(20,784)	(33,357)	(15,695)	(24,810)	(915,657)	(1,208,299)
Annual contract fee	(30,157)	(34,020)	(5,691)	(2,815)	(3,169,019)	(2,854,405)

Net increase (decrease) in net assets from principal transactions	112,855	(99,660)	(351,156)	40,234	(3,585,260)	(3,217,555)

Total increase (decrease) in net assets	375,181	(145,096)	(305,713)	21,544	1,130,478	(763,390)
Net assets at beginning of period	1,456,502	1,601,598	305,713	284,169	62,815,424	63,578,814

Net assets at end of period	$1,831,683	$1,456,502	$—	$305,713	$63,945,902	$62,815,424

	2016	2015	2016	2015	2016	2015
Units, beginning of period	68,977	74,687	22,294	19,529	2,867,593	3,013,650
Units issued	10,744	5,382	208,874	4,630	93,179	137,154
Units redeemed	(8,766)	(11,092)	(231,168)	(1,865)	(261,343)	(283,211)

Units, end of period	70,955	68,977	—	22,294	2,699,429	2,867,593

(c)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

21

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series NAV		Global Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$593,551	$283,575	$—	$622,047	$345,682	$203,317
Expenses:
Mortality and expense risk and administrative charges	(14,298)	(15,686)	(20,189)	(22,450)	(8,339)	(10,002)

Net investment income (loss)	579,253	267,889	(20,189)	599,597	337,343	193,315

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	874	790,361	(81,237)	(404,851)	(291,335)	(192,649)

Realized gains (losses)	874	790,361	(81,237)	(404,851)	(291,335)	(192,649)

Unrealized appreciation (depreciation) during the period	2,155,831	(1,254,143)	691,881	(1,152,002)	660,380	(641,837)

Net increase (decrease) in net assets from operations	2,735,958	(195,893)	590,455	(957,256)	706,388	(641,171)

Changes from principal transactions:
Purchase payments	427,236	422,120	327,459	347,556	177,325	256,792
Transfers between sub-accounts and the company	(329,239)	7,118,249	1,947,729	(3,397,566)	(1,454,020)	(7,430,871)
Transfers on general account policy loans	(66,315)	42,116	(93,397)	(2,755)	26,255	11,119
Withdrawals	(568,838)	(1,300,011)	(501,117)	(1,165,126)	(249,064)	(487,184)
Annual contract fee	(582,615)	(520,014)	(633,767)	(598,188)	(393,600)	(449,575)

Net increase (decrease) in net assets from principal transactions	(1,119,771)	5,762,460	1,046,907	(4,816,079)	(1,893,104)	(8,099,719)

Total increase (decrease) in net assets	1,616,187	5,566,567	1,637,362	(5,773,335)	(1,186,716)	(8,740,890)
Net assets at beginning of period	26,105,710	20,539,143	22,110,145	27,883,480	9,110,017	17,850,907

Net assets at end of period	$27,721,897	$26,105,710	$23,747,507	$22,110,145	$7,923,301	$9,110,017

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,330,252	1,036,801	794,168	964,332	569,698	1,041,092
Units issued	313,956	550,477	165,249	77,525	52,028	122,944
Units redeemed	(361,785)	(257,026)	(129,750)	(247,689)	(168,693)	(594,338)

Units, end of period	1,282,423	1,330,252	829,667	794,168	453,033	569,698

See accompanying notes.

22

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Core Trust Series NAV
	2016	2015	2016	2015	2016 (d)	2015
Income:
Dividend distributions received	$37,769	$—	$2,483,646	$2,118,981	$3,120,007	$526,000
Expenses:
Mortality and expense risk and administrative charges	(22,453)	(28,372)	(14,029)	(18,825)	(4,077)	(4,184)

Net investment income (loss)	15,316	(28,372)	2,469,617	2,100,156	3,115,930	521,816

Realized gains (losses) on investments:
Capital gain distributions received	8,499,841	5,935,204	—	—	—	—
Net realized gain (loss)	583,885	1,598,507	(1,674,416)	(1,283,606)	(6,114,825)	(147,356)

Realized gains (losses)	9,083,726	7,533,711	(1,674,416)	(1,283,606)	(6,114,825)	(147,356)

Unrealized appreciation (depreciation) during the period	(13,427,805)	(3,611,369)	4,817,659	(3,033,666)	3,142,287	(1,530,975)

Net increase (decrease) in net assets from operations	(4,328,763)	3,893,970	5,612,860	(2,217,116)	143,392	(1,156,515)

Changes from principal transactions:
Purchase payments	1,139,010	1,085,939	351,057	423,788	107,158	180,608
Transfers between sub-accounts and the company	(2,960,103)	6,756,358	3,397,222	2,748,305	(15,753,128)	2,716,054
Transfers on general account policy loans	(5,917)	(75,909)	(129,263)	(4,245)	2,732	(15,656)
Withdrawals	(804,882)	(223,093)	(1,801,931)	(990,845)	(252,573)	(375,497)
Annual contract fee	(1,059,251)	(1,021,640)	(712,727)	(697,839)	(181,254)	(209,097)

Net increase (decrease) in net assets from principal transactions	(3,691,143)	6,521,655	1,104,358	1,479,164	(16,077,065)	2,296,412

Total increase (decrease) in net assets	(8,019,906)	10,415,625	6,717,218	(737,952)	(15,933,673)	1,139,897
Net assets at beginning of period	42,103,702	31,688,077	30,590,171	31,328,123	15,933,673	14,793,776

Net assets at end of period	$34,083,796	$42,103,702	$37,307,389	$30,590,171	$—	$15,933,673

	2016	2015	2016	2015	2016	2015
Units, beginning of period	702,350	597,112	1,606,333	1,511,095	1,052,202	923,759
Units issued	53,956	252,247	753,833	711,861	72,584	307,144
Units redeemed	(120,960)	(147,009)	(679,562)	(616,623)	(1,124,786)	(178,701)

Units, end of period	635,346	702,350	1,680,604	1,606,333	—	1,052,202

(d)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

23

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Equity Index Trust B Series NAV		International Growth Stock Trust Series NAV		International Small Company Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$2,036,992	$2,438,245	$258,566	$195,915	$223,840	$188,644
Expenses:
Mortality and expense risk and administrative charges	(72,254)	(81,497)	(4,379)	(3,917)	(4,280)	(4,360)

Net investment income (loss)	1,964,738	2,356,748	254,187	191,998	219,560	184,284

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,201,209)	167,933	108,941	256,332	119,566	834,170

Realized gains (losses)	(1,201,209)	167,933	108,941	256,332	119,566	834,170

Unrealized appreciation (depreciation) during the period	2,450,090	(8,337,158)	(564,485)	(742,267)	222,281	(234,586)

Net increase (decrease) in net assets from operations	3,213,619	(5,812,477)	(201,357)	(293,937)	561,407	783,868

Changes from principal transactions:
Purchase payments	1,370,852	1,063,449	140,609	132,066	185,630	223,261
Transfers between sub-accounts and the company	(535,714)	(13,003,966)	5,816,680	414,713	1,811,668	(1,365,027)
Transfers on general account policy loans	(23,265)	(57,767)	(24,579)	(2,232)	(9,841)	(25,115)
Withdrawals	(1,513,007)	(1,263,401)	(257,647)	(263,375)	(349,045)	(388,663)
Annual contract fee	(1,684,006)	(1,801,570)	(209,432)	(198,339)	(239,711)	(238,381)

Net increase (decrease) in net assets from principal transactions	(2,385,140)	(15,063,255)	5,465,631	82,833	1,398,701	(1,793,925)

Total increase (decrease) in net assets	828,479	(20,875,732)	5,264,274	(211,104)	1,960,108	(1,010,057)
Net assets at beginning of period	75,449,011	96,324,743	10,153,982	10,365,086	10,078,376	11,088,433

Net assets at end of period	$76,277,490	$75,449,011	$15,418,256	$10,153,982	$12,038,484	$10,078,376

	2016	2015	2016	2015	2016	2015
Units, beginning of period	2,944,514	3,574,367	836,419	834,373	667,610	782,975
Units issued	263,307	403,457	637,924	188,713	222,423	145,222
Units redeemed	(328,441)	(1,033,310)	(188,909)	(186,667)	(130,375)	(260,587)

Units, end of period	2,879,380	2,944,514	1,285,434	836,419	759,658	667,610

See accompanying notes.

24

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Value Trust Series NAV		Investment Quality Bond Trust Series NAV		Lifestyle Aggressive MVP Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$910,000	$662,900	$867,368	$228,840	$73,753	$178,346
Expenses:
Mortality and expense risk and administrative charges	(46,494)	(53,289)	(8,776)	(10,257)	(18,020)	(21,804)

Net investment income (loss)	863,506	609,611	858,592	218,583	55,733	156,542

Realized gains (losses) on investments:
Capital gain distributions received	—	—	227,891	506,749	63,158	—
Net realized gain (loss)	156,083	450,291	(150,203)	(67,435)	(234,408)	94,997

Realized gains (losses)	156,083	450,291	77,688	439,314	(171,250)	94,997

Unrealized appreciation (depreciation) during the period	2,677,602	(3,560,286)	(580,244)	(717,000)	145,280	(775,902)

Net increase (decrease) in net assets from operations	3,697,191	(2,500,384)	356,036	(59,103)	29,763	(524,363)

Changes from principal transactions:
Purchase payments	898,006	916,162	145,865	84,417	295,431	411,164
Transfers between sub-accounts and the company	11,280,257	(6,385,829)	26,607,706	3,362,791	(3,526,898)	(144,389)
Transfers on general account policy loans	(417,472)	(19,066)	—	—	(2,708)	(28)
Withdrawals	(1,995,318)	(1,235,100)	(90,969)	(139,607)	(544,136)	(56,608)
Annual contract fee	(1,143,691)	(1,115,489)	(698,362)	(425,793)	(170,693)	(64,492)

Net increase (decrease) in net assets from principal transactions	8,621,782	(7,839,322)	25,964,240	2,881,808	(3,949,004)	145,647

Total increase (decrease) in net assets	12,318,973	(10,339,706)	26,320,276	2,822,705	(3,919,241)	(378,716)
Net assets at beginning of period	30,785,010	41,124,716	11,501,227	8,678,522	8,260,863	8,639,579

Net assets at end of period	$43,103,983	$30,785,010	$37,821,503	$11,501,227	$4,341,622	$8,260,863

	2016	2015	2016	2015	2016	2015
Units, beginning of period	2,197,404	2,700,650	731,446	550,105	482,652	474,501
Units issued	1,719,245	416,957	1,819,494	277,254	40,127	63,413
Units redeemed	(1,183,307)	(920,203)	(257,950)	(95,913)	(277,814)	(55,262)

Units, end of period	2,733,342	2,197,404	2,292,990	731,446	244,965	482,652

See accompanying notes.

25

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced MVP Series NAV		Lifestyle Conservative MVP Series NAV		Lifestyle Growth MVP Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$1,189,652	$1,582,951	$149,517	$154,054	$522,856	$721,152
Expenses:
Mortality and expense risk and administrative charges	(94,452)	(109,760)	(2,744)	(2,869)	(16,639)	(27,313)

Net investment income (loss)	1,095,200	1,473,191	146,773	151,185	506,217	693,839

Realized gains (losses) on investments:
Capital gain distributions received	2,319,091	4,692,644	148,056	378,808	798,355	—
Net realized gain (loss)	1,483,143	2,485,171	(192,700)	(207,261)	735,730	1,434,481

Realized gains (losses)	3,802,234	7,177,815	(44,644)	171,547	1,534,085	1,434,481

Unrealized appreciation (depreciation) during the period	(2,133,380)	(10,055,500)	167,148	(330,470)	(1,136,877)	(3,501,619)

Net increase (decrease) in net assets from operations	2,764,054	(1,404,494)	269,277	(7,738)	903,425	(1,373,299)

Changes from principal transactions:
Purchase payments	1,694,347	1,888,080	316,493	328,465	940,924	1,594,080
Transfers between sub-accounts and the company	(3,776,645)	(2,252,407)	1,587,046	1,707,919	(841,952)	(2,805,441)
Transfers on general account policy loans	(673,276)	(901,404)	(2,225)	(249)	13,221	41,160
Withdrawals	(2,693,611)	(2,361,657)	(1,485,690)	(1,351,930)	(3,204,975)	(1,417,193)
Annual contract fee	(2,646,088)	(2,621,917)	(329,924)	(374,205)	(909,819)	(1,017,896)

Net increase (decrease) in net assets from principal transactions	(8,095,273)	(6,249,305)	85,700	310,000	(4,002,601)	(3,605,290)

Total increase (decrease) in net assets	(5,331,219)	(7,653,799)	354,977	302,262	(3,099,176)	(4,978,589)
Net assets at beginning of period	61,116,407	68,770,206	5,716,348	5,414,086	30,507,084	35,485,673

Net assets at end of period	$55,785,188	$61,116,407	$6,071,325	$5,716,348	$27,407,908	$30,507,084

	2016	2015	2016	2015	2016	2015
Units, beginning of period	3,621,000	3,979,320	349,543	332,338	1,789,990	1,984,895
Units issued	117,118	194,153	214,546	190,387	124,400	144,334
Units redeemed	(581,149)	(552,473)	(208,931)	(173,182)	(364,140)	(339,239)

Units, end of period	3,156,969	3,621,000	355,158	349,543	1,550,250	1,789,990

See accompanying notes.

26

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Trust PS Series NAV		Lifestyle Moderate MVP Series NAV		M Capital Appreciation
	2016 (e)	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$61,784	$—	$122,334	$197,434	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(33)	—	(4,301)	(4,262)	(2,198)	(2,326)

Net investment income (loss)	61,751	—	118,033	193,172	(2,198)	(2,326)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	221,950	630,304	2,432,218	6,589,733
Net realized gain (loss)	(573)	—	(327,953)	51,740	576,826	974,781

Realized gains (losses)	(573)	—	(106,003)	682,044	3,009,044	7,564,514

Unrealized appreciation (depreciation) during the period	684	—	341,239	(969,641)	8,214,417	(11,661,995)

Net increase (decrease) in net assets from operations	61,862	—	353,269	(94,425)	11,221,263	(4,099,807)

Changes from principal transactions:
Purchase payments	—	—	335,182	312,624	1,583,480	1,409,754
Transfers between sub-accounts and the company	3,148,430	—	(274,666)	456,274	(7,899,146)	4,769,202
Transfers on general account policy loans	—	—	(6,487)	(734,255)	(174,240)	(189,281)
Withdrawals	2	—	(1,940,529)	(196,632)	(2,256,714)	(992,122)
Annual contract fee	(3,629)	—	(335,875)	(275,001)	(1,258,025)	(1,269,326)

Net increase (decrease) in net assets from principal transactions	3,144,803	—	(2,222,375)	(436,990)	(10,004,645)	3,728,227

Total increase (decrease) in net assets	3,206,665	—	(1,869,106)	(531,415)	1,216,618	(371,580)
Net assets at beginning of period	—	—	7,438,608	7,970,023	62,377,403	62,748,983

Net assets at end of period	$3,206,665	$—	$5,569,502	$7,438,608	$63,594,021	$62,377,403

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	—	437,138	463,609	894,478	853,683
Units issued	336,580	—	22,040	135,692	65,574	149,045
Units redeemed	(22,481)	—	(147,326)	(162,163)	(200,133)	(108,250)

Units, end of period	314,099	—	311,852	437,138	759,919	894,478

(e)	Sub-account available in prior year but no activity.

See accompanying notes.

27

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M International Equity		M Large Cap Growth		M Large Cap Value
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$702,691	$1,075,844	$—	$16,952	$528,177	$393,875
Expenses:
Mortality and expense risk and administrative charges	(2,402)	(2,596)	(3,897)	(4,156)	(1,427)	(1,551)

Net investment income (loss)	700,289	1,073,248	(3,897)	12,796	526,750	392,324

Realized gains (losses) on investments:
Capital gain distributions received	—	—	3,258,376	10,622,957	—	2,502,335
Net realized gain (loss)	82,686	1,844,109	1,165,147	3,511,017	406,325	1,095,719

Realized gains (losses)	82,686	1,844,109	4,423,523	14,133,974	406,325	3,598,054

Unrealized appreciation (depreciation) during the period	(421,392)	(5,094,461)	(5,888,012)	(9,462,189)	1,466,608	(4,207,190)

Net increase (decrease) in net assets from operations	361,583	(2,177,104)	(1,468,386)	4,684,581	2,399,683	(216,812)

Changes from principal transactions:
Purchase payments	1,092,900	1,494,703	1,282,112	1,368,261	913,114	891,648
Transfers between sub-accounts and the company	(9,493,152)	7,223,182	(3,711,480)	(1,696,182)	(8,319,737)	8,962,241
Transfers on general account policy loans	(390,089)	(566,898)	(59,428)	30,134	(190,679)	112,898
Withdrawals	(2,084,258)	(1,027,451)	(1,591,573)	(1,038,742)	(679,854)	(736,253)
Annual contract fee	(1,263,421)	(1,290,403)	(1,112,101)	(1,106,745)	(620,289)	(625,175)

Net increase (decrease) in net assets from principal transactions	(12,138,020)	5,833,133	(5,192,470)	(2,443,274)	(8,897,445)	8,605,359

Total increase (decrease) in net assets	(11,776,437)	3,656,029	(6,660,856)	2,241,307	(6,497,762)	8,388,547
Net assets at beginning of period	70,908,315	67,252,286	63,588,639	61,347,332	36,036,239	27,647,692

Net assets at end of period	$59,131,878	$70,908,315	$56,927,783	$63,588,639	$29,538,477	$36,036,239

	2016	2015	2016	2015	2016	2015
Units, beginning of period	2,284,562	2,088,001	1,316,857	1,373,491	1,525,035	1,162,521
Units issued	176,085	545,609	92,902	137,964	139,230	575,687
Units redeemed	(551,436)	(349,048)	(198,335)	(194,598)	(523,958)	(213,173)

Units, end of period	1,909,211	2,284,562	1,211,424	1,316,857	1,140,307	1,525,035

See accompanying notes.

28

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Main Management Insurance Fund Class A		Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$633,292	$355,351	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	(35,288)	(36,895)	(47,367)	(53,080)

Net investment income (loss)	—	—	598,004	318,456	(47,367)	(53,080)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	4,171,888	3,323,449	2,517,750	7,992,439
Net realized gain (loss)	134,509	103,005	(337,446)	1,478,697	(1,064,436)	176,712

Realized gains (losses)	134,509	103,005	3,834,442	4,802,146	1,453,314	8,169,151

Unrealized appreciation (depreciation) during the period	198,384	754,722	3,575,137	(6,287,593)	(1,165,948)	(6,973,742)

Net increase (decrease) in net assets from operations	332,893	857,727	8,007,583	(1,166,991)	239,999	1,142,329

Changes from principal transactions:
Purchase payments	—	—	433,827	519,539	653,760	794,669
Transfers between sub-accounts and the company	(3,027,772)	(4,242,698)	18,741,165	(5,110,252)	(1,698,923)	(831,407)
Transfers on general account policy loans	—	—	(51,763)	(37,485)	(565,649)	(35,249)
Withdrawals	—	1	(487,448)	(366,220)	(2,446,904)	(1,012,760)
Annual contract fee	—	—	(733,179)	(788,710)	(1,047,569)	(1,032,109)

Net increase (decrease) in net assets from principal transactions	(3,027,772)	(4,242,697)	17,902,602	(5,783,128)	(5,105,285)	(2,116,856)

Total increase (decrease) in net assets	(2,694,879)	(3,384,970)	25,910,185	(6,950,119)	(4,865,286)	(974,527)
Net assets at beginning of period	17,870,479	21,255,449	28,887,772	35,837,891	37,882,470	38,856,997

Net assets at end of period	$15,175,600	$17,870,479	$54,797,957	$28,887,772	$33,017,184	$37,882,470

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,655,747	2,056,362	1,093,444	1,317,748	635,480	670,902
Units issued	—	34,912	1,142,035	290,176	73,576	62,216
Units redeemed	(278,848)	(435,527)	(517,877)	(514,480)	(156,738)	(97,638)

Units, end of period	1,376,899	1,655,747	1,717,602	1,093,444	552,318	635,480

See accompanying notes.

29

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money Market Trust B Series NAV		Money-Market Trust Series NAV
	2016	2015	2016 (f)	2015	2016 (a)	2015
Income:
Dividend distributions received	$477,779	$393,508	$47,083	$2,061	$85,097	$—
Expenses:
Mortality and expense risk and administrative charges	(23,707)	(24,532)	(18,011)	(54,290)	(36,930)	—

Net investment income (loss)	454,072	368,976	29,072	(52,229)	48,167	—

Realized gains (losses) on investments:
Capital gain distributions received	4,659,636	6,156,227	—	298	—	—
Net realized gain (loss)	345,207	1,267,720	—	—	—	—

Realized gains (losses)	5,004,843	7,423,947	—	298	—	—

Unrealized appreciation (depreciation) during the period	2,192,436	(8,919,939)	(1)	—	—	—

Net increase (decrease) in net assets from operations	7,651,351	(1,127,016)	29,071	(51,931)	48,167	—

Changes from principal transactions:
Purchase payments	498,492	422,818	2,024,430	9,871,381	2,542,770	—
Transfers between sub-accounts and the company	8,709,164	(1,648,402)	(79,837,860)	46,333,763	50,012,217	—
Transfers on general account policy loans	(467,848)	(218,051)	232,359	(1,308,500)	2,939,250	—
Withdrawals	(1,525,500)	(1,609,298)	(33,040,961)	(11,894,084)	18,968,065	—
Annual contract fee	(990,565)	(873,688)	(2,165,113)	(5,757,167)	(3,653,077)	—

Net increase (decrease) in net assets from principal transactions	6,223,743	(3,926,621)	(112,787,145)	37,245,393	70,809,225	—

Total increase (decrease) in net assets	13,875,094	(5,053,637)	(112,758,074)	37,193,462	70,857,392	—
Net assets at beginning of period	30,681,103	35,734,740	112,758,074	75,564,612	—	—

Net assets at end of period	$44,556,197	$30,681,103	$—	$112,758,074	$70,857,392	$—

	2016	2015	2016	2015	2016	2015
Units, beginning of period	810,907	912,224	7,014,949	4,544,086	—	—
Units issued	347,342	76,472	1,630,213	5,745,620	10,689,652	—
Units redeemed	(211,163)	(177,789)	(8,645,162)	(3,274,757)	(4,677,837)	—

Units, end of period	947,086	810,907	—	7,014,949	6,011,815	—

(a)	Reflects the period from commencement of operations on April 29, 2016 through December 31, 2016.
(f)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

30

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	PIMCO All Asset		Real Estate Securities Trust Series NAV		Real Return Bond Trust Series NAV
	2016	2015	2016	2015	2016 (g)	2015
Income:
Dividend distributions received	$378,857	$601,994	$2,053,993	$1,383,943	$—	$663,837
Expenses:
Mortality and expense risk and administrative charges	(3,649)	(5,934)	(28,201)	(31,749)	(1,033)	(3,448)

Net investment income (loss)	375,208	596,060	2,025,792	1,352,194	(1,033)	660,389

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,203,659)	(418,521)	5,297,762	4,905,904	(999,761)	(400,331)

Realized gains (losses)	(1,203,659)	(418,521)	5,297,762	4,905,904	(999,761)	(400,331)

Unrealized appreciation (depreciation) during the period	2,849,073	(2,120,140)	(2,813,545)	(4,513,717)	1,364,415	(577,754)

Net increase (decrease) in net assets from operations	2,020,622	(1,942,601)	4,510,009	1,744,381	363,621	(317,696)

Changes from principal transactions:
Purchase payments	506,064	463,081	852,252	720,647	54,018	331,821
Transfers between sub-accounts and the company	(3,122,359)	(1,235,155)	(6,721,002)	(6,719,352)	(9,818,988)	(1,444,873)
Transfers on general account policy loans	(3,165)	(5,074)	(516,898)	(19,180)	—	(4,396)
Withdrawals	(316,276)	(495,894)	(1,488,614)	(2,328,107)	(91,914)	(248,768)
Annual contract fee	(355,665)	(407,842)	(1,586,204)	(1,510,381)	(84,763)	(263,669)

Net increase (decrease) in net assets from principal transactions	(3,291,401)	(1,680,884)	(9,460,466)	(9,856,373)	(9,941,647)	(1,629,885)

Total increase (decrease) in net assets	(1,270,779)	(3,623,485)	(4,950,457)	(8,111,992)	(9,578,026)	(1,947,581)
Net assets at beginning of period	18,325,708	21,949,193	64,214,802	72,326,794	9,578,026	11,525,607

Net assets at end of period	$17,054,929	$18,325,708	$59,264,345	$64,214,802	$—	$9,578,026

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,279,108	1,391,667	950,205	1,096,676	663,242	774,257
Units issued	408,693	180,014	65,040	124,388	75,397	132,493
Units redeemed	(628,778)	(292,573)	(201,486)	(270,859)	(738,639)	(243,508)

Units, end of period	1,059,023	1,279,108	813,759	950,205	—	663,242

(g)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

31

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series NAV		Short Term Government Income Trust Series NAV		Small Cap Growth Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$762,064	$954,900	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(9,300)	(7,628)	(21,868)	(24,571)	(59,295)	(74,536)

Net investment income (loss)	(9,300)	(7,628)	740,196	930,329	(59,295)	(74,536)

Realized gains (losses) on investments:
Capital gain distributions received	815,237	956,853	—	—	3,536,509	6,969,905
Net realized gain (loss)	227,098	209,727	(248,467)	(327,781)	(1,644,814)	(146,182)

Realized gains (losses)	1,042,335	1,166,580	(248,467)	(327,781)	1,891,695	6,823,723

Unrealized appreciation (depreciation) during the period	(575,557)	(802,236)	(253,078)	(33,001)	(1,042,230)	(10,056,169)

Net increase (decrease) in net assets from operations	457,478	356,716	238,651	569,547	790,170	(3,306,982)

Changes from principal transactions:
Purchase payments	122,897	146,800	308,179	316,635	569,678	530,211
Transfers between sub-accounts and the company	540,551	170,555	2,718,375	(29,539,002)	(1,049,269)	5,210,197
Transfers on general account policy loans	825	(6,615)	(21,511)	1,930	107,718	(52,565)
Withdrawals	(92,112)	(124,538)	(1,189,658)	(1,431,578)	(918,921)	(1,100,883)
Annual contract fee	(171,016)	(142,052)	(592,789)	(772,162)	(1,247,631)	(1,261,471)

Net increase (decrease) in net assets from principal transactions	401,145	44,150	1,222,596	(31,424,177)	(2,538,425)	3,325,489

Total increase (decrease) in net assets	858,623	400,866	1,461,247	(30,854,630)	(1,748,255)	18,507
Net assets at beginning of period	5,967,269	5,566,403	44,087,687	74,942,317	41,263,900	41,245,393

Net assets at end of period	$6,825,892	$5,967,269	$45,548,934	$44,087,687	$39,515,645	$41,263,900

	2016	2015	2016	2015	2016	2015
Units, beginning of period	211,368	209,896	4,122,642	7,048,049	1,446,242	1,323,917
Units issued	52,465	25,922	830,508	2,160,832	176,973	363,650
Units redeemed	(39,697)	(24,450)	(718,203)	(5,086,239)	(268,297)	(241,325)

Units, end of period	224,136	211,368	4,234,947	4,122,642	1,354,918	1,446,242

See accompanying notes.

32

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series NAV		Small Cap Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$318,111	$322,909	$17,632	$15,750	$580,768	$419,762
Expenses:
Mortality and expense risk and administrative charges	(32,879)	(33,872)	(1,455)	(2,608)	(47,983)	(49,563)

Net investment income (loss)	285,232	289,037	16,177	13,142	532,785	370,199

Realized gains (losses) on investments:
Capital gain distributions received	1,873,341	2,412,254	320,722	490,886	10,230,932	11,791,921
Net realized gain (loss)	(513,212)	526,268	(87,554)	1,943,852	1,171,147	2,905,480

Realized gains (losses)	1,360,129	2,938,522	233,168	2,434,738	11,402,079	14,697,401

Unrealized appreciation (depreciation) during the period	2,967,226	(4,573,488)	396,598	(2,931,959)	4,092,989	(15,918,776)

Net increase (decrease) in net assets from operations	4,612,587	(1,345,929)	645,943	(484,079)	16,027,853	(851,176)

Changes from principal transactions:
Purchase payments	432,179	411,877	37,939	264,362	889,135	1,139,496
Transfers between sub-accounts and the company	7,233,934	(6,105,823)	538,837	(9,710,015)	6,089,878	(7,190,328)
Transfers on general account policy loans	(20,108)	(66,241)	17,694	27,597	(333,641)	(46,223)
Withdrawals	(182,017)	(875,886)	(53,853)	(109,262)	(2,533,499)	(1,967,906)
Annual contract fee	(519,708)	(433,176)	(107,124)	(321,925)	(1,649,005)	(1,530,340)

Net increase (decrease) in net assets from principal transactions	6,944,280	(7,069,249)	433,493	(9,849,243)	2,462,868	(9,595,301)

Total increase (decrease) in net assets	11,556,867	(8,415,178)	1,079,436	(10,333,322)	18,490,721	(10,446,477)
Net assets at beginning of period	19,504,916	27,920,094	3,097,233	13,430,555	70,862,695	81,309,172

Net assets at end of period	$31,061,783	$19,504,916	$4,176,669	$3,097,233	$89,353,416	$70,862,695

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,054,083	1,480,759	169,119	693,184	1,521,464	1,732,541
Units issued	570,443	218,420	63,085	49,012	321,038	140,138
Units redeemed	(213,160)	(645,096)	(41,744)	(573,077)	(275,687)	(351,215)

Units, end of period	1,411,366	1,054,083	190,460	169,119	1,566,815	1,521,464

See accompanying notes.

33

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series NAV		Total Bond Market Trust B Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$52,978	$106,475	$710,358	$530,706	$972,017	$1,301,801
Expenses:
Mortality and expense risk and administrative charges	(6,103)	(6,184)	(10,451)	(13,849)	(41,087)	(45,129)

Net investment income (loss)	46,875	100,291	699,907	516,857	930,930	1,256,672

Realized gains (losses) on investments:
Capital gain distributions received	1,106,037	1,099,458	—	—	—	—
Net realized gain (loss)	175,091	256,822	559,447	(51,612)	24,963	(33,650)

Realized gains (losses)	1,281,128	1,356,280	559,447	(51,612)	24,963	(33,650)

Unrealized appreciation (depreciation) during the period	545,768	(1,935,782)	645,114	(549,858)	(137,551)	(1,194,464)

Net increase (decrease) in net assets from operations	1,873,771	(479,211)	1,904,468	(84,613)	818,342	28,558

Changes from principal transactions:
Purchase payments	115,029	118,505	689,701	530,598	462,907	490,670
Transfers between sub-accounts and the company	(864,443)	(1,827,819)	(15,688,440)	32,110,514	664,847	(5,203,713)
Transfers on general account policy loans	(166,403)	(9,645)	(15,123)	58,546	(15,130)	(41,904)
Withdrawals	(41,078)	(257,046)	(816,034)	(402,136)	(542,326)	(2,109,174)
Annual contract fee	(153,594)	(152,276)	(594,927)	(386,918)	(883,347)	(823,971)

Net increase (decrease) in net assets from principal transactions	(1,110,489)	(2,128,281)	(16,424,823)	31,910,604	(313,049)	(7,688,092)

Total increase (decrease) in net assets	763,282	(2,607,492)	(14,520,355)	31,825,991	505,293	(7,659,534)
Net assets at beginning of period	6,467,951	9,075,443	40,027,364	8,201,373	35,296,007	42,955,541

Net assets at end of period	$7,231,233	$6,467,951	$25,507,009	$40,027,364	$35,801,300	$35,296,007

	2016	2015	2016	2015	2016	2015
Units, beginning of period	303,155	400,780	2,070,710	436,701	1,526,443	1,863,864
Units issued	43,276	22,165	99,954	1,768,519	247,683	550,252
Units redeemed	(90,139)	(119,790)	(913,552)	(134,510)	(260,921)	(887,673)

Units, end of period	256,292	303,155	1,257,112	2,070,710	1,513,205	1,526,443

See accompanying notes.

34

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Return Trust Series NAV		Total Stock Market Index Trust Series NAV		U.S. Equity Trust Series NAV
	2016	2015 (h)	2016	2015	2016 (i)	2015
Income:
Dividend distributions received	$—	$10,911,958	$395,828	$363,961	$49,071	$24,906
Expenses:
Mortality and expense risk and administrative charges	—	(6,998)	(23,225)	(26,059)	(869)	(5,829)

Net investment income (loss)	—	10,904,960	372,603	337,902	48,202	19,077

Realized gains (losses) on investments:
Capital gain distributions received	—	4,966,958	436,797	770,782	468,887	—
Net realized gain (loss)	—	(17,113,808)	1,498,864	1,449,958	(250,516)	89,563

Realized gains (losses)	—	(12,146,850)	1,935,661	2,220,740	218,371	89,563

Unrealized appreciation (depreciation) during the period	—	2,998,564	833,754	(2,782,231)	(212,711)	(96,454)

Net increase (decrease) in net assets from operations	—	1,756,674	3,142,018	(223,589)	53,862	12,186

Changes from principal transactions:
Purchase payments	—	633,603	522,607	502,042	17,080	40,441
Transfers between sub-accounts and the company	—	(103,615,683)	(474,154)	772,875	(984,660)	(1,178,355)
Transfers on general account policy loans	—	21,887	(132,590)	(48,608)	—	—
Withdrawals	—	(663,912)	(469,564)	(1,336,838)	(290,462)	(9,614)
Annual contract fee	—	(567,729)	(800,633)	(741,614)	(90,315)	(132,446)

Net increase (decrease) in net assets from principal transactions	—	(104,191,834)	(1,354,334)	(852,143)	(1,348,357)	(1,279,974)

Total increase (decrease) in net assets	—	(102,435,160)	1,787,684	(1,075,732)	(1,294,495)	(1,267,788)
Net assets at beginning of period	—	102,435,160	25,951,080	27,026,812	1,294,495	2,562,283

Net assets at end of period	$—	$—	$27,738,764	$25,951,080	$—	$1,294,495

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	5,703,176	911,011	954,888	88,133	176,445
Units issued	—	67,337	57,749	86,312	10,176	19,172
Units redeemed	—	(5,770,513)	(104,396)	(130,189)	(98,309)	(107,484)

Units, end of period	—	—	864,364	911,011	—	88,133

(h)

Terminated as an investment option and funds transferred to Core Bond Trust Series NAV on April 27, 2015. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(i)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

35

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series NAV		Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$72,036	$62,352	$386,111	$290,194	$85,615	$76,637
Expenses:
Mortality and expense risk and administrative charges	(561)	(317)	(7,820)	(9,285)	(4,692)	(4,795)

Net investment income (loss)	71,475	62,035	378,291	280,909	80,923	71,842

Realized gains (losses) on investments:
Capital gain distributions received	—	—	144,139	878,337	1,011,921	1,622,377
Net realized gain (loss)	(4,597)	(66,651)	13,657	641,239	349,745	769,751

Realized gains (losses)	(4,597)	(66,651)	157,796	1,519,576	1,361,666	2,392,128

Unrealized appreciation (depreciation) during the period	(37,759)	9,194	368,734	(3,196,925)	325,193	(3,583,090)

Net increase (decrease) in net assets from operations	29,119	4,578	904,821	(1,396,440)	1,767,782	(1,119,120)

Changes from principal transactions:
Purchase payments	56,871	128,531	162,986	157,296	284,999	274,070
Transfers between sub-accounts and the company	185,241	(2,131,891)	(335,100)	(843,369)	(6,971,429)	4,736,863
Transfers on general account policy loans	(12,471)	(410,290)	11,853	(16,285)	12,869	(20,451)
Withdrawals	(11,396)	(204,422)	(58,531)	(1,096,835)	(282,280)	(290,082)
Annual contract fee	(121,127)	(122,618)	(390,669)	(406,788)	(261,704)	(274,610)

Net increase (decrease) in net assets from principal transactions	97,118	(2,740,690)	(609,461)	(2,205,981)	(7,217,545)	4,425,790

Total increase (decrease) in net assets	126,237	(2,736,112)	295,360	(3,602,421)	(5,449,763)	3,306,670
Net assets at beginning of period	4,462,853	7,198,965	8,036,246	11,638,667	16,795,752	13,489,082

Net assets at end of period	$4,589,090	$4,462,853	$8,331,606	$8,036,246	$11,345,989	$16,795,752

	2016	2015	2016	2015	2016	2015
Units, beginning of period	443,230	715,012	318,972	392,920	680,845	498,765
Units issued	23,777	25,678	10,669	11,276	44,346	250,144
Units redeemed	(13,974)	(297,460)	(32,894)	(85,224)	(326,800)	(68,064)

Units, end of period	453,033	443,230	296,747	318,972	398,391	680,845

See accompanying notes.

36

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	Organization

John Hancock Variable Life Separate Account S (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services –Investment Companies. The Account consists of 54 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 6 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Equity-Income Trust Series NAV	Equity Income Trust Series NAV	05/02/2016

Funds transferred in 2016 are as follows:

Transferred from	Transferred to	Effective Date
Franklin Templeton Founding Allocation Trust Series NAV	Lifestyle Growth Trust PS Series NAV	10/21/2016
International Core Trust Series NAV	International Value Trust Series NAV	10/21/2016
Money Market Trust B Series NAV	Money-Market Trust Series NAV	04/29/2016
Real Return Bond Trust Series NAV	Bond Trust Series NAV	04/29/2016
U.S. Equity Trust Series NAV	500 Index Fund B Series NAV	10/21/2016

Sub-accounts opened in 2016 are as follows:

37

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

1.	Organization — (continued):

Sub-accounts Opened	Effective Date
Money-Market Trust Series NAV	04/29/2016

38

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2016.

39

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the FY 2010 and onward remains open subject to examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2016, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

40

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2016. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,457,231,074	—	—	2,457,231,074
Hedge Funds	$—	—	15,175,600	15,175,600

Total	$2,457,231,074	—	15,175,600	2,472,406,674

Total Fair Value
Balance as of December 31, 2015	$17,870,479
Net realized/unrealized gains (losses)	(2,694,879)
Purchases (sales), net	—
Transfers in and/or (out) of Level 3, net (1)	—

Balance as of December 31, 2016	$15,175,600

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Hedge funds are classified as Level 3 because the valuations are based on significant unobservable inputs. The fair values of these investments have been estimated using the NAV of the underlying fund provided by the hedge fund managers. The underlying funds do not transact on a daily basis.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2016.

41

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2016 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund B Series NAV	$88,773,165	$52,172,849
Active Bond Trust Series NAV	10,871,785	6,332,386
All Cap Core Trust Series NAV	186,599	124,086
Alpha Opportunities Trust Series NAV	594,140	69,463
American Asset Allocation Trust Series I	498,168	332,640
American Global Growth Trust Series I	985,128	624,568
American Growth Trust Series I	9,916,557	6,802,555
American Growth-Income Trust Series I	5,012,308	3,533,277
American International Trust Series I	23,010,908	28,198,431
American New World Trust Series I	3,078,134	1,490,571
Blue Chip Growth Trust Series NAV	24,321,336	45,828,114
Bond Trust Series NAV	13,939,190	5,622,759
Capital Appreciation Trust Series NAV	23,714,829	17,724,436
Capital Appreciation Value Trust Series NAV	11,182,973	5,276,261
Core Bond Trust Series NAV	16,941,119	11,760,642
Core Strategy Trust Series NAV	281,976	286,032
Emerging Markets Value Trust Series NAV	19,195,276	9,881,602
Equity Income Trust Series NAV	26,477,044	25,256,010
Financial Industries Trust Series NAV	282,026	148,792
Franklin Templeton Founding Allocation Trust Series NAV (d)	3,318,410	3,422,037
Fundamental All Cap Core Trust Series NAV	10,419,643	5,728,292
Fundamental Large Cap Value Trust Series NAV	6,587,477	7,127,994
Global Bond Trust Series NAV	4,955,899	3,929,180
Global Trust Series NAV	1,189,211	2,744,972
Health Sciences Trust Series NAV	11,479,198	6,655,184
High Yield Trust Series NAV	17,771,212	14,197,237
International Core Trust Series NAV (c)	4,199,348	17,160,484
International Equity Index Trust B Series NAV	8,795,957	9,216,359
International Growth Stock Trust Series NAV	7,974,260	2,254,441
International Small Company Trust Series NAV	3,594,612	1,976,349
International Value Trust Series NAV	26,955,446	17,470,158
Investment Quality Bond Trust Series NAV	31,294,040	4,243,316
Lifestyle Aggressive MVP Series NAV	827,938	4,658,051
Lifestyle Balanced MVP Series NAV	5,523,877	10,204,860
Lifestyle Conservative MVP Series NAV	3,976,426	3,595,896
Lifestyle Growth MVP Series NAV	3,482,542	6,180,572
Lifestyle Growth Trust PS Series NAV	3,430,857	224,303
Lifestyle Moderate MVP Series NAV	720,488	2,602,879
M Capital Appreciation (a)	7,703,191	15,277,817
M International Equity (a)	6,120,629	17,558,362
M Large Cap Growth (a)	7,696,847	9,634,839
M Large Cap Value (a)	3,767,281	12,137,975
Main Management Insurance Fund Class A (a)	0	3,027,772
Mid Cap Index Trust Series NAV	37,988,456	15,315,960
Mid Cap Stock Trust Series NAV	6,693,296	9,328,199
Mid Value Trust Series NAV	20,287,603	8,950,152
Money Market Trust B Series NAV (e)	27,541,291	140,299,365
Money-Market Trust Series NAV	122,786,402	51,929,009
PIMCO All Asset (a)	6,811,846	9,728,038

42

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
Real Estate Securities Trust Series NAV	$7,208,162	$14,642,835
Real Return Bond Trust Series NAV (b)	1,118,263	11,060,943
Science & Technology Trust Series NAV	2,357,943	1,150,860
Short Term Government Income Trust Series NAV	9,758,429	7,795,636
Small Cap Growth Trust Series NAV	8,443,730	7,504,941
Small Cap Index Trust Series NAV	13,558,804	4,455,951
Small Cap Opportunities Trust Series NAV	1,553,163	782,771
Small Cap Value Trust Series NAV	27,040,823	13,814,241
Small Company Value Trust Series NAV	2,167,719	2,125,294
Strategic Income Opportunities Trust Series NAV	2,702,094	18,427,012
Total Bond Market Trust B Series NAV	6,993,950	6,376,067
Total Stock Market Index Trust Series NAV	2,924,473	3,469,408
U.S. Equity Trust Series NAV (a)	667,229	1,498,497
Ultra Short Term Bond Trust Series NAV	310,374	141,781
Utilities Trust Series NAV	812,494	899,524
Value Trust Series NAV	2,188,688	8,313,389

(a)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(b)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(c)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(d)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(e)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

43

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund B Series NAV	2016	13,339	$48.23 to $ 42.40	$585,712	0.63 % to 0.00%	1.81%	11.64 % to 10.95%
	2015	12,904	43.20 to 38.22	506,523	0.63 to 0.00	1.73	1.15 to 0.52
	2014	14,316	42.71 to 38.02	557,874	0.63 to 0.00	1.67	13.43 to 12.72
	2013	14,178	37.65 to 33.73	488,274	0.63 to 0.00	1.81	32.03 to 31.21
	2012	14,836	28.52 to 25.70	388,023	0.63 to 0.00	1.01	15.80 to 15.09

Active Bond Trust Series NAV	2016	1,809	74.36 to 32.64	65,392	0.63 to 0.00	3.82	4.50 to 3.84
	2015	1,748	71.15 to 31.44	60,598	0.63 to 0.00	5.37	0.12 to -0.50
	2014	1,481	71.07 to 31.59	52,614	0.63 to 0.00	4.04	6.97 to 6.31
	2013	1,305	66.44 to 29.72	45,280	0.63 to 0.00	5.77	0.19 to -0.43
	2012	1,365	66.31 to 29.85	47,322	0.63 to 0.00	4.27	9.76 to 9.07

All Cap Core Trust Series NAV	2016	46	22.97 to 21.36	1,041	0.63 to 0.00	1.78	10.65 to 9.95
	2015	44	20.76 to 19.42	905	0.63 to 0.00	1.05	2.64 to 2.01
	2014	36	20.23 to 19.04	707	0.63 to 0.00	1.03	9.68 to 9.01
	2013	35	18.44 to 17.47	643	0.63 to 0.00	1.16	34.44 to 33.60
	2012	15	13.72 to 13.08	205	0.63 to 0.00	0.84	16.62 to 15.91

Alpha Opportunities Trust Series NAV	2016	51	25.76 to 24.56	1,305	0.63 to 0.00	2.24	5.75 to 5.09
	2015	35	24.36 to 23.37	842	0.63 to 0.00	0.53	-0.04 to -0.66
	2014	80	24.37 to 23.53	1,944	0.63 to 0.00	0.58	8.12 to 7.44
	2013	88	22.54 to 21.90	1,987	0.63 to 0.00	0.69	35.58 to 34.74
	2012	94	16.63 to 16.25	1,568	0.63 to 0.00	0.64	21.38 to 20.62

American Asset Allocation Trust Series I	2016	44	16.76 to 16.76	730	0.00 to 0.00	1.20	8.99 to 8.99
	2015	39	15.38 to 15.38	603	0.00 to 0.00	2.23	1.06 to 1.06
	2014	30	15.22 to 15.22	464	0.00 to 0.00	1.65	5.05 to 5.05
	2013	26	14.49 to 14.49	376	0.00 to 0.00	0.89	23.30 to 23.30
	2012	41	11.75 to 11.75	477	0.00 to 0.00	1.55	15.77 to 15.77

American Global Growth Trust Series I	2016	116	15.70 to 15.11	1,807	0.63 to 0.00	1.36	0.29 to -0.34
	2015	105	15.66 to 15.16	1,638	0.63 to 0.00	1.57	6.64 to 5.97
	2014	81	14.68 to 14.31	1,184	0.63 to 0.00	0.89	1.97 to 1.34
	2013	58	14.40 to 14.12	840	0.63 to 0.00	1.05	28.63 to 27.84
	2012	41	11.19 to 11.05	456	0.63 to 0.00	0.34	22.12 to 21.37

American Growth Trust Series I	2016	897	24.58 to 22.86	21,593	0.63 to 0.00	0.36	9.08 to 8.40
	2015	1,063	22.54 to 21.08	23,549	0.63 to 0.00	0.19	6.44 to 5.77
	2014	1,620	21.17 to 19.93	33,924	0.63 to 0.00	0.85	8.14 to 7.46
	2013	1,624	19.58 to 18.55	31,495	0.63 to 0.00	0.58	29.61 to 28.79
	2012	1,757	15.11 to 14.40	26,308	0.63 to 0.00	0.38	17.49 to 16.77

American Growth-Income Trust Series I	2016	384	22.44 to 20.86	8,413	0.63 to 0.00	1.59	11.10 to 10.42
	2015	420	20.19 to 18.89	8,305	0.63 to 0.00	1.22	1.11 to 0.48
	2014	525	19.97 to 18.80	10,302	0.63 to 0.00	0.97	10.25 to 9.57
	2013	510	18.11 to 17.16	9,100	0.63 to 0.00	0.94	33.02 to 32.19
	2012	622	13.62 to 12.98	8,339	0.63 to 0.00	2.07	17.16 to 16.44

American International Trust Series I	2016	1,775	17.94 to 16.68	31,687	0.63 to 0.00	0.99	3.12 to 2.48
	2015	2,107	17.40 to 16.27	36,504	0.63 to 0.00	1.17	-4.82 to -5.42
	2014	1,440	18.28 to 17.21	26,181	0.63 to 0.00	1.05	-3.05 to -3.66
	2013	1,423	18.85 to 17.86	26,708	0.63 to 0.00	0.95	21.20 to 20.44
	2012	1,587	15.55 to 14.83	24,582	0.63 to 0.00	1.06	17.50 to 16.77

American New World Trust Series I	2016	1,094	16.23 to 15.47	17,708	0.63 to 0.00	0.42	4.93 to 4.27
	2015	1,045	15.47 to 14.83	16,140	0.63 to 0.00	1.58	-3.66 to -4.26
	2014	334	16.05 to 15.49	5,344	0.63 to 0.00	0.82	-8.21 to -8.79
	2013	363	17.49 to 16.99	6,335	0.63 to 0.00	1.04	10.89 to 10.20
	2012	277	15.77 to 15.41	4,366	0.63 to 0.00	0.61	17.37 to 16.64

Blue Chip Growth Trust Series NAV	2016	1,934	137.04 to 51.68	94,123	0.63 to 0.00	0.05	0.85 to 0.22
	2015	2,987	135.88 to 51.57	132,044	0.63 to 0.00	0.00	11.13 to 10.43
	2014	2,949	122.28 to 46.69	122,935	0.63 to 0.00	0.00	9.11 to 8.43
	2013	3,108	112.07 to 43.06	122,288	0.63 to 0.00	0.31	41.43 to 40.55
	2012	3,402	79.24 to 30.64	95,434	0.63 to 0.00	0.13	18.39 to 17.66

Bond Trust Series NAV	2016	1,055	11.56 to 11.19	12,173	0.63 to 0.00	3.66	3.19 to 2.53
	2015	366	11.20 to 10.91	4,094	0.63 to 0.00	2.56	0.30 to -0.34
	2014	246	11.17 to 10.95	2,739	0.63 to 0.00	4.78	5.59 to 4.93
	2013	49	10.58 to 10.43	520	0.63 to 0.00	1.49	-1.32 to -1.94
	2012	135	10.72 to 10.64	1,446	0.63 to 0.00	3.72	6.31 to 5.65

Capital Appreciation Trust Series NAV	2016	1,834	26.84 to 24.96	48,572	0.63 to 0.00	0.01	-1.00 to -1.61
	2015	1,915	27.11 to 25.37	51,216	0.63 to 0.00	0.03	11.47 to 10.78
	2014	1,860	24.32 to 22.90	44,665	0.63 to 0.00	0.08	9.68 to 9.00
	2013	2,134	22.17 to 21.01	46,816	0.63 to 0.00	0.25	37.50 to 36.65
	2012	2,150	16.13 to 15.37	34,298	0.63 to 0.00	0.19	16.03 to 15.31

Capital Appreciation Value Trust Series NAV	2016	484	19.97 to 19.97	9,658	0.00 to 0.00	1.68	8.19 to 8.19
	2015	222	18.46 to 18.46	4,107	0.00 to 0.00	1.54	5.27 to 5.27

44

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Capital Appreciation Value Trust Series NAV	2014		120	$17.54 to $ 17.54	$2,112	0.00 % to 0.00%	1.55%	12.38 % to 12.38%
	2013		112	15.60 to 15.60	1,756	0.00 to 0.00	0.92	22.29 to 22.29
	2012		160	12.76 to 12.76	2,045	0.00 to 0.00	2.28	14.77 to 14.77

Core Bond Trust Series NAV	2016		5,589	16.76 to 15.59	93,533	0.63 to 0.00	2.10	2.73 to 2.08
	2015		5,403	16.32 to 15.27	88,005	0.63 to 0.00	2.29	0.36 to -0.27
	2014		531	16.26 to 15.31	8,619	0.63 to 0.00	2.21	6.01 to 5.35
	2013		488	15.34 to 14.53	7,482	0.63 to 0.00	2.78	-2.12 to -2.72
	2012		537	15.67 to 14.94	8,401	0.63 to 0.00	2.90	6.54 to 5.88

Core Strategy Trust Series NAV	2016		51	15.78 to 15.78	808	0.00 to 0.00	2.02	7.16 to 7.16
	2015		55	14.73 to 14.73	808	0.00 to 0.00	2.44	-0.06 to -0.06
	2014		56	14.73 to 14.73	829	0.00 to 0.00	2.16	6.14 to 6.14
	2013		70	13.88 to 13.88	975	0.00 to 0.00	6.13	19.29 to 19.29
	2012		3	11.64 to 11.64	34	0.00 to 0.00	3.01	12.58 to 12.58

Emerging Markets Value Trust Series NAV	2016		2,925	10.83 to 10.19	31,600	0.63 to 0.00	2.32	18.09 to 17.34
	2015		2,028	9.17 to 8.68	18,545	0.63 to 0.00	2.03	-19.05 to -19.56
	2014		2,197	11.32 to 10.79	24,819	0.63 to 0.00	1.87	-5.37 to -5.96
	2013		2,389	11.97 to 11.48	28,540	0.63 to 0.00	1.36	-3.18 to -3.78
	2012		2,184	12.36 to 11.93	26,952	0.63 to 0.00	1.11	18.49 to 17.77

Equity Income Trust Series NAV	2016	(f)	2,479	51.00 to 44.83	122,006	0.63 to 0.00	2.32	19.18 to 18.44
	2015		2,771	42.79 to 37.85	114,582	0.63 to 0.00	1.87	-6.66 to -7.24
	2014		3,302	45.84 to 40.81	146,605	0.63 to 0.00	1.82	7.55 to 6.88
	2013		3,788	42.63 to 38.18	156,734	0.63 to 0.00	1.96	30.05 to 29.24
	2012		4,316	32.78 to 29.54	136,935	0.63 to 0.00	2.11	17.47 to 16.75

Financial Industries Trust Series NAV	2016		71	33.13 to 17.54	1,832	0.63 to 0.00	1.56	19.47 to 18.73
	2015		69	27.73 to 14.77	1,457	0.63 to 0.00	1.07	-2.58 to -3.19
	2014		75	28.46 to 15.26	1,602	0.63 to 0.00	0.44	8.64 to 7.96
	2013		232	26.20 to 14.14	3,852	0.63 to 0.00	0.74	30.86 to 30.05
	2012		165	20.02 to 10.87	2,126	0.63 to 0.00	0.83	18.03 to 17.29

Franklin Templeton Founding Allocation Trust Series NAV	2016	(k)	0	14.82 to 14.82	0	0.00 to 0.00	8.58	8.09 to 8.09
	2015		22	13.71 to 13.71	306	0.00 to 0.00	2.99	-5.75 to -5.75
	2014		20	14.55 to 14.55	284	0.00 to 0.00	2.13	3.06 to 3.06
	2013		38	14.12 to 14.12	541	0.00 to 0.00	2.17	24.51 to 24.51
	2012		46	11.34 to 11.34	518	0.00 to 0.00	3.28	16.33 to 16.33

Fundamental All Cap Core Trust Series NAV	2016		2,699	24.44 to 22.72	63,946	0.63 to 0.00	0.67	8.40 to 7.73
	2015		2,868	22.55 to 21.09	62,815	0.63 to 0.00	0.00	4.09 to 3.44
	2014		3,014	21.66 to 20.39	63,579	0.63 to 0.00	0.45	9.81 to 9.13
	2013		3,221	19.73 to 18.68	62,054	0.63 to 0.00	0.99	35.87 to 35.01
	2012		3,594	14.52 to 13.84	51,089	0.63 to 0.00	0.80	23.67 to 22.89

Fundamental Large Cap Value Trust Series NAV	2016		1,282	21.77 to 20.25	27,722	0.63 to 0.00	2.26	10.21 to 9.53
	2015		1,330	19.75 to 18.49	26,106	0.63 to 0.00	1.22	-1.06 to -1.67
	2014		1,037	19.96 to 18.80	20,539	0.63 to 0.00	0.87	10.66 to 9.98
	2013		758	18.04 to 17.10	13,604	0.63 to 0.00	1.25	32.46 to 31.64
	2012		119	13.62 to 12.99	1,613	0.63 to 0.00	1.48	24.48 to 23.72

Global Bond Trust Series NAV	2016		830	30.66 to 26.95	23,748	0.63 to 0.00	0.00	3.15 to 2.51
	2015		794	29.73 to 26.29	22,110	0.63 to 0.00	2.49	-3.51 to -4.11
	2014		964	30.81 to 27.42	27,883	0.63 to 0.00	0.93	2.42 to 1.78
	2013		1,175	30.08 to 26.94	33,472	0.63 to 0.00	0.46	-5.54 to -6.13
	2012		1,430	31.84 to 28.70	43,127	0.63 to 0.00	7.03	7.15 to 6.48

Global Trust Series NAV	2016		453	17.70 to 16.45	7,923	0.63 to 0.00	4.19	9.46 to 8.78
	2015		570	16.17 to 15.12	9,110	0.63 to 0.00	1.49	-6.33 to -6.92
	2014		1,041	17.26 to 16.25	17,851	0.63 to 0.00	9.12	-2.51 to -3.11
	2013		76	17.70 to 16.77	1,341	0.63 to 0.00	1.56	31.04 to 30.21
	2012		81	13.51 to 12.88	1,085	0.63 to 0.00	1.28	21.82 to 21.06

Health Sciences Trust Series NAV	2016		635	54.28 to 49.22	34,084	0.63 to 0.00	0.11	-10.54 to -11.10
	2015		702	60.67 to 55.36	42,104	0.63 to 0.00	0.00	12.76 to 12.05
	2014		597	53.81 to 49.41	31,688	0.63 to 0.00	0.00	31.85 to 31.03
	2013		594	40.81 to 37.71	23,990	0.63 to 0.00	0.00	51.24 to 50.30
	2012		630	26.98 to 25.09	16,757	0.63 to 0.00	0.00	31.93 to 31.12

High Yield Trust Series NAV	2016		1,681	22.57 to 20.09	37,307	0.63 to 0.00	7.08	16.56 to 15.84
	2015		1,606	19.36 to 17.34	30,590	0.63 to 0.00	7.48	-8.38 to -8.94
	2014		1,511	21.14 to 19.04	31,328	0.63 to 0.00	6.81	0.00 to -0.61
	2013		1,598	21.14 to 19.16	33,099	0.63 to 0.00	5.94	8.68 to 8.01
	2012		1,985	19.45 to 17.74	37,873	0.63 to 0.00	7.90	19.07 to 18.30

International Core Trust Series NAV	2016	(j)	0	15.40 to 14.33	0	0.63 to 0.00	26.02	1.25 to 0.74
	2015		1,052	15.21 to 14.23	15,934	0.63 to 0.00	3.18	-5.32 to -5.92
	2014		924	16.07 to 15.12	14,794	0.63 to 0.00	4.07	-6.76 to -7.34
	2013		748	17.23 to 16.32	12,846	0.63 to 0.00	3.10	25.13 to 24.35
	2012		667	13.77 to 13.13	9,157	0.63 to 0.00	2.92	15.16 to 14.45

International Equity Index Trust B Series NAV	2016		2,879	44.68 to 24.19	76,277	0.63 to 0.00	2.70	4.43 to 3.78
	2015		2,945	42.78 to 23.31	75,449	0.63 to 0.00	2.47	-5.80 to -6.39

45

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Equity Index Trust B Series NAV	2014		3,574	$45.42 to $ 24.91	$96,325	0.63 % to 0.00%	2.87%	-4.57 % to - 5.17%
	2013		4,149	47.59 to 26.26	117,370	0.63 to 0.00	2.50	14.54 to 13.82
	2012		4,220	41.55 to 23.07	105,131	0.63 to 0.00	1.32	17.76 to 17.03

International Growth Stock Trust Series NAV	2016		1,285	12.01 to 11.70	15,418	0.63 to 0.00	2.16	-1.19 to -1.82
	2015		836	12.16 to 11.92	10,154	0.63 to 0.00	1.83	-2.23 to -2.85
	2014		834	12.43 to 12.27	10,365	0.63 to 0.00	2.00	0.19 to -0.44
	2013		761	12.41 to 12.32	9,436	0.63 to 0.00	1.19	19.18 to 18.44
	2012		779	10.41 to 10.40	8,108	0.63 to 0.00	4.27	4.12 to 4.02

International Small Company Trust Series NAV	2016		760	15.89 to 15.19	12,038	0.63 to 0.00	2.14	4.95 to 4.29
	2015		668	15.14 to 14.57	10,078	0.63 to 0.00	1.69	6.68 to 6.01
	2014		783	14.19 to 13.74	11,088	0.63 to 0.00	1.47	-6.85 to -7.43
	2013		738	15.23 to 14.84	11,217	0.63 to 0.00	2.00	26.30 to 25.51
	2012		601	12.06 to 11.83	7,234	0.63 to 0.00	1.30	19.23 to 18.50

International Value Trust Series NAV	2016		2,733	15.99 to 14.86	43,104	0.63 to 0.00	2.79	12.20 to 11.50
	2015		2,197	14.25 to 13.33	30,785	0.63 to 0.00	1.76	-7.72 to -8.30
	2014		2,701	15.44 to 14.54	41,125	0.63 to 0.00	2.95	-12.47 to -13.03
	2013		2,737	17.64 to 16.71	47,679	0.63 to 0.00	1.83	26.21 to 25.43
	2012		3,043	13.98 to 13.32	42,010	0.63 to 0.00	2.65	19.36 to 18.61

Investment Quality Bond Trust Series NAV	2016		2,293	16.55 to 15.38	37,822	0.63 to 0.00	3.37	4.26 to 3.60
	2015		731	15.87 to 14.84	11,501	0.63 to 0.00	2.25	-0.68 to -1.30
	2014		550	15.98 to 15.04	8,679	0.63 to 0.00	3.13	5.54 to 4.88
	2013		544	15.14 to 14.34	8,137	0.63 to 0.00	2.82	-1.88 to -2.49
	2012		911	15.43 to 14.71	13,924	0.63 to 0.00	2.50	7.66 to 6.99

Lifestyle Aggressive MVP Series NAV	2016		245	17.93 to 16.67	4,342	0.63 to 0.00	1.01	1.89 to 1.27
	2015		483	17.59 to 16.46	8,261	0.63 to 0.00	2.10	-5.79 to -6.38
	2014		475	18.67 to 17.58	8,640	0.63 to 0.00	4.60	1.54 to 0.91
	2013		293	18.39 to 17.42	5,352	0.63 to 0.00	2.48	26.77 to 25.98
	2012		327	14.51 to 13.83	4,697	0.63 to 0.00	1.44	16.67 to 15.95

Lifestyle Balanced MVP Series NAV	2016		3,157	18.02 to 16.76	55,785	0.63 to 0.00	2.03	4.91 to 4.25
	2015		3,621	17.18 to 16.07	61,116	0.63 to 0.00	2.37	-2.20 to -2.81
	2014		3,979	17.57 to 16.54	68,770	0.63 to 0.00	2.78	4.25 to 3.60
	2013		4,457	16.85 to 15.96	73,876	0.63 to 0.00	2.85	12.89 to 12.19
	2012		4,706	14.93 to 14.23	69,203	0.63 to 0.00	2.35	11.90 to 11.21

Lifestyle Conservative MVP Series NAV	2016		355	17.17 to 15.96	6,071	0.63 to 0.00	2.46	4.53 to 3.87
	2015		350	16.43 to 15.37	5,716	0.63 to 0.00	2.37	0.18 to -0.46
	2014		332	16.40 to 15.44	5,414	0.63 to 0.00	2.70	4.98 to 4.31
	2013		383	15.62 to 14.80	5,941	0.63 to 0.00	2.94	3.99 to 3.36
	2012		417	15.02 to 14.32	6,237	0.63 to 0.00	3.16	8.55 to 7.88

Lifestyle Growth MVP Series NAV	2016		1,550	17.78 to 16.54	27,408	0.63 to 0.00	1.84	3.38 to 2.74
	2015		1,790	17.20 to 16.09	30,507	0.63 to 0.00	2.21	-4.55 to -5.14
	2014		1,985	18.02 to 16.97	35,486	0.63 to 0.00	2.16	2.28 to 1.64
	2013		2,833	17.62 to 16.69	49,210	0.63 to 0.00	2.73	19.38 to 18.64
	2012		2,723	14.76 to 14.07	39,760	0.63 to 0.00	1.73	13.91 to 13.21

Lifestyle Growth Trust PS Series NAV	2016	(g)	314	10.20 to 10.19	3,207	0.63 to 0.00	9.99	1.98 to 1.87
Lifestyle Moderate MVP Series NAV	2016		312	18.03 to 16.76	5,570	0.63 to 0.00	1.86	5.25 to 4.59
	2015		437	17.13 to 16.03	7,439	0.63 to 0.00	2.50	-0.86 to -1.49
	2014		464	17.27 to 16.27	7,970	0.63 to 0.00	3.38	4.99 to 4.34
	2013		392	16.45 to 15.59	6,413	0.63 to 0.00	1.84	10.26 to 9.58
	2012		881	14.92 to 14.23	12,837	0.63 to 0.00	4.35	10.70 to 10.04

M Capital Appreciation(e)	2016		760	96.21 to 87.82	63,594	0.63 to 0.00	0.00	21.06 to 20.30
	2015		894	79.47 to 73.00	62,377	0.63 to 0.00	0.00	-6.58 to -7.16
	2014		854	85.07 to 78.63	62,749	0.63 to 0.00	0.00	12.42 to 11.72
	2013		954	75.67 to 70.38	62,637	0.63 to 0.00	0.00	39.20 to 38.34
	2012		983	54.36 to 50.88	46,021	0.63 to 0.00	0.30	17.43 to 16.71

M International Equity(e)	2016		1,909	31.73 to 27.83	59,132	0.63 to 0.00	1.05	-0.05 to -0.67
	2015		2,285	31.74 to 28.02	70,908	0.63 to 0.00	1.60	-3.94 to -4.54
	2014		2,088	33.05 to 29.36	67,252	0.63 to 0.00	2.19	-7.06 to -7.64
	2013		2,356	35.56 to 31.78	81,665	0.63 to 0.00	2.44	16.32 to 15.60
	2012		2,258	30.57 to 27.49	67,388	0.63 to 0.00	1.84	20.68 to 19.94

M Large Cap Growth(e)	2016		1,211	52.82 to 46.33	56,928	0.63 to 0.00	0.00	-2.32 to -2.93
	2015		1,317	54.08 to 47.73	63,589	0.63 to 0.00	0.03	7.70 to 7.03
	2014		1,373	50.21 to 44.59	61,347	0.63 to 0.00	0.04	10.21 to 9.52
	2013		1,474	45.56 to 40.72	60,031	0.63 to 0.00	0.58	36.15 to 35.30
	2012		1,511	33.46 to 30.09	44,980	0.63 to 0.00	0.05	19.31 to 18.58

M Large Cap Value(e)	2016		1,140	25.98 to 23.70	29,538	0.63 to 0.00	1.66	9.64 to 8.95
	2015		1,525	23.69 to 21.75	36,036	0.63 to 0.00	1.36	-0.66 to -1.28
	2014		1,163	23.85 to 22.03	27,648	0.63 to 0.00	1.20	9.68 to 9.00
	2013		1,177	21.75 to 20.21	25,520	0.63 to 0.00	2.73	34.22 to 33.38
	2012		1,123	16.20 to 15.16	18,150	0.63 to 0.00	0.84	17.29 to 16.56

46

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Main Management Insurance Fund Class A(e)	2016		1,377	$11.02 to $ 11.02	$15,176	0.00 % to 0.00%	0.00	1.26 % to 1.26%
	2015		1,656	10.79 to 10.79	17,870	0.00 to 0.00	0.00	4.42 to 4.42
	2014		2,056	10.34 to 10.34	21,255	0.00 to 0.00	0.00	3.36 to 3.36

Mid Cap Index Trust Series NAV	2016		1,718	32.32 to 29.49	54,798	0.63 to 0.00	1.56	20.17 to 19.42
	2015		1,093	26.89 to 24.69	28,888	0.63 to 0.00	1.01	-2.54 to -3.15
	2014		1,318	27.60 to 25.50	35,838	0.63 to 0.00	1.04	9.40 to 8.72
	2013		1,282	25.23 to 23.45	31,904	0.63 to 0.00	1.22	33.09 to 32.26
	2012		1,004	18.95 to 17.73	18,905	0.63 to 0.00	1.45	17.54 to 16.81

Mid Cap Stock Trust Series NAV	2016		552	76.41 to 66.32	33,017	0.63 to 0.00	0.00	0.58 to -0.05
	2015		635	75.96 to 66.35	37,882	0.63 to 0.00	0.00	3.04 to 2.40
	2014		671	73.72 to 64.80	38,857	0.63 to 0.00	0.14	8.11 to 7.44
	2013		739	68.19 to 60.31	39,802	0.63 to 0.00	0.07	36.84 to 35.99
	2012		829	49.83 to 44.35	32,502	0.63 to 0.00	0.00	22.34 to 21.58

Mid Value Trust Series NAV	2016		947	47.84 to 42.57	44,556	0.63 to 0.00	1.34	24.09 to 23.32
	2015		811	38.55 to 34.52	30,681	0.63 to 0.00	1.16	-3.41 to -4.01
	2014		912	39.91 to 35.96	35,735	0.63 to 0.00	0.77	10.70 to 10.01
	2013		1,059	36.05 to 32.69	37,529	0.63 to 0.00	1.09	31.47 to 30.65
	2012		1,245	27.42 to 25.02	33,273	0.63 to 0.00	0.87	19.54 to 18.81

Money Market Trust B Series NAV	2016	(l)	0	17.38 to 15.69	0	0.63 to 0.00	0.14	0.05 to -0.16
	2015		7,015	17.37 to 15.72	112,758	0.63 to 0.00	0.00	0.00 to -0.65
	2014		4,544	17.37 to 15.82	75,565	0.63 to 0.00	0.00	0.00 to -0.65
	2013		5,801	17.37 to 15.92	96,868	0.63 to 0.00	0.01	0.01 to -0.63
	2012		7,029	17.37 to 16.03	116,294	0.63 to 0.00	0.04	0.03 to -0.58

Money -Market Trust Series NAV	2016	(e)	6,012	15.64 to 10.00	70,857	0.63 to 0.00	0.15	0.05 to -0.31
PIMCO All Asset(e)	2016		1,059	16.18 to 15.04	17,055	0.63 to 0.00	2.21	12.59 to 11.88
	2015		1,279	14.37 to 13.44	18,326	0.63 to 0.00	2.94	-9.31 to -9.88
	2014		1,392	15.84 to 14.91	21,949	0.63 to 0.00	4.73	0.23 to -0.40
	2013		1,681	15.81 to 14.97	26,478	0.63 to 0.00	4.20	-0.10 to -0.73
	2012		2,024	15.82 to 15.08	31,925	0.63 to 0.00	4.67	14.65 to 13.94

Real Estate Securities Trust Series NAV	2016		814	152.74 to 85.35	59,264	0.63 to 0.00	3.32	6.96 to 6.29
	2015		950	142.80 to 80.30	64,215	0.63 to 0.00	1.93	2.80 to 2.16
	2014		1,097	138.91 to 78.60	72,327	0.63 to 0.00	1.71	31.75 to 30.93
	2013		1,115	105.43 to 60.03	56,578	0.63 to 0.00	1.99	-0.05 to -0.67
	2012		1,112	105.48 to 60.44	57,104	0.63 to 0.00	1.76	17.33 to 16.60

Real Return Bond Trust Series NAV	2016	(i)	0	15.07 to 14.07	0	0.63 to 0.00	0.00	3.92 to 3.72
	2015		663	14.50 to 13.57	9,578	0.63 to 0.00	5.96	-2.94 to -3.54
	2014		774	14.94 to 14.06	11,526	0.63 to 0.00	2.95	4.88 to 4.23
	2013		892	14.24 to 13.49	12,661	0.63 to 0.00	2.10	-9.25 to -9.81
	2012		1,319	15.69 to 14.96	20,613	0.63 to 0.00	1.75	8.86 to 8.19

Science & Technology Trust Series NAV	2016		224	31.10 to 28.91	6,826	0.63 to 0.00	0.00	8.41 to 7.74
	2015		211	28.68 to 26.83	5,967	0.63 to 0.00	0.00	6.78 to 6.11
	2014		210	26.86 to 25.29	5,566	0.63 to 0.00	0.00	12.95 to 12.25
	2013		239	23.78 to 22.53	5,629	0.63 to 0.00	0.00	43.55 to 42.67
	2012		237	16.57 to 15.79	3,892	0.63 to 0.00	0.00	10.54 to 9.85

Short Term Government Income Trust Series NAV	2016		4,235	10.79 to 10.35	45,549	0.63 to 0.00	1.68	0.63 to -0.01
	2015		4,123	10.72 to 10.35	44,088	0.63 to 0.00	1.36	0.69 to 0.06
	2014		7,048	10.65 to 10.34	74,942	0.63 to 0.00	1.95	1.19 to 0.55
	2013		4,930	10.52 to 10.28	51,786	0.63 to 0.00	2.36	-0.74 to -1.37
	2012		4,321	10.60 to 10.43	45,734	0.63 to 0.00	1.85	1.18 to 0.53

Small Cap Growth Trust Series NAV	2016		1,355	30.58 to 26.87	39,516	0.63 to 0.00	0.00	2.27 to 1.63
	2015		1,446	29.90 to 26.44	41,264	0.63 to 0.00	0.00	-8.78 to -9.35
	2014		1,324	32.78 to 29.17	41,245	0.63 to 0.00	0.00	7.60 to 6.93
	2013		1,649	30.46 to 27.28	47,981	0.63 to 0.00	0.00	44.21 to 43.32
	2012		1,998	21.12 to 19.03	40,282	0.63 to 0.00	0.00	16.53 to 15.80

Small Cap Index Trust Series NAV	2016		1,411	29.98 to 19.22	31,062	0.63 to 0.00	1.42	21.02 to 20.26
	2015		1,054	24.77 to 15.98	19,505	0.63 to 0.00	1.12	-4.59 to -5.18
	2014		1,481	25.96 to 16.85	27,920	0.63 to 0.00	0.95	4.71 to 4.06
	2013		1,516	24.79 to 16.20	27,526	0.63 to 0.00	1.57	38.75 to 37.89
	2012		1,248	17.87 to 11.75	16,908	0.63 to 0.00	2.05	16.06 to 15.34

Small Cap Opportunities Trust Series NAV	2016		190	22.03 to 20.49	4,177	0.63 to 0.00	0.52	19.51 to 18.76
	2015		169	18.44 to 17.25	3,097	0.63 to 0.00	0.16	-5.12 to -5.71
	2014		693	19.43 to 18.29	13,431	0.63 to 0.00	0.09	2.42 to 1.79
	2013		706	18.97 to 17.97	13,357	0.63 to 0.00	0.72	40.28 to 39.40
	2012		570	13.52 to 12.89	7,689	0.63 to 0.00	0.00	16.88 to 16.15

Small Cap Value Trust Series NAV	2016		1,567	83.77 to 47.44	89,353	0.63 to 0.00	0.78	22.68 to 21.91
	2015		1,521	68.28 to 38.91	70,863	0.63 to 0.00	0.52	-1.31 to -1.93
	2014		1,733	69.19 to 39.68	81,309	0.63 to 0.00	0.70	7.25 to 6.58
	2013		1,814	64.51 to 37.23	79,582	0.63 to 0.00	0.57	33.33 to 32.50
	2012		2,128	48.39 to 28.10	69,505	0.63 to 0.00	0.87	15.78 to 15.06

47

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Small Company Value Trust Series NAV	2016		256	$28.53 to $ 26.52	$7,231	0.63 % to 0.00%	0.79%	32.33 % to 31.50%
	2015		303	21.56 to 20.17	6,468	0.63 to 0.00	1.33	-5.51 to -6.10
	2014		401	22.81 to 21.48	9,075	0.63 to 0.00	0.07	0.14 to -0.49
	2013		362	22.78 to 21.58	8,169	0.63 to 0.00	1.75	31.68 to 30.86
	2012		353	17.30 to 16.49	6,064	0.63 to 0.00	0.25	16.41 to 15.68

Strategic Income Opportunities Trust Series NAV	2016		1,257	20.40 to 18.95	25,507	0.63 to 0.00	2.02	5.19 to 4.53
	2015		2,071	19.39 to 18.13	40,027	0.63 to 0.00	3.84	1.27 to 0.65
	2014		437	19.15 to 18.01	8,201	0.63 to 0.00	4.14	5.13 to 4.48
	2013		508	18.22 to 17.24	9,198	0.63 to 0.00	5.90	3.81 to 3.15
	2012		448	17.55 to 16.72	7,792	0.63 to 0.00	6.85	12.94 to 12.24

Total Bond Market Trust B Series NAV	2016		1,513	24.27 to 21.60	35,801	0.63 to 0.00	2.68	2.45 to 1.80
	2015		1,526	23.69 to 21.22	35,296	0.63 to 0.00	3.01	0.30 to -0.32
	2014		1,864	23.62 to 21.29	42,956	0.63 to 0.00	3.29	6.06 to 5.39
	2013		1,914	22.27 to 20.20	41,622	0.63 to 0.00	3.36	-2.44 to -3.05
	2012		1,932	22.83 to 20.84	43,296	0.63 to 0.00	1.63	4.08 to 3.44

Total Return Trust Series NAV	2015		0	18.34 to 17.02	0	0.63 to 0.00	36.64	1.71 to 1.51
	2014		5,703	18.03 to 16.76	102,435	0.63 to 0.00	3.39	4.72 to 4.08
	2013		5,979	17.22 to 16.11	102,609	0.63 to 0.00	3.05	-1.98 to -2.60
	2012		6,886	17.57 to 16.53	120,646	0.63 to 0.00	2.12	8.57 to 7.89

Total Stock Market Index Trust Series NAV	2016		864	89.11 to 24.58	27,739	0.63 to 0.00	1.49	12.38 to 11.68
	2015		911	79.30 to 22.01	25,951	0.63 to 0.00	1.37	-0.53 to -1.15
	2014		955	79.72 to 22.27	27,027	0.63 to 0.00	1.23	11.46 to 10.77
	2013		992	71.52 to 20.10	26,354	0.63 to 0.00	1.48	33.45 to 32.63
	2012		1,064	53.59 to 15.16	21,009	0.63 to 0.00	1.59	15.56 to 14.84

U.S. Equity Trust Series NAV	2016	(h)	0	15.52 to 15.09	0	0.63 to 0.00	5.55	5.36 to 4.83
	2015		88	14.73 to 14.40	1,294	0.63 to 0.00	1.23	0.52 to -0.11
	2014		176	14.66 to 14.41	2,562	0.63 to 0.00	1.49	11.07 to 10.38
	2013		100	13.20 to 13.06	1,313	0.63 to 0.00	1.59	28.36 to 27.55
	2012		119	10.28 to 10.24	1,227	0.63 to 0.00	1.94	2.81 to 2.38

Ultra Short Term Bond Trust Series NAV	2016		453	10.14 to 9.73	4,589	0.63 to 0.00	1.60	0.67 to -0.02
	2015		443	10.07 to 9.73	4,463	0.63 to 0.00	1.14	0.01 to -0.66
	2014		715	10.07 to 9.79	7,199	0.63 to 0.00	2.02	0.03 to -0.65
	2013		403	10.07 to 9.86	4,056	0.63 to 0.00	2.66	-0.02 to -0.69
	2012		43	10.07 to 9.93	431	0.63 to 0.00	1.10	0.66 to -0.02

Utilities Trust Series NAV	2016		297	28.37 to 26.38	8,332	0.63 to 0.00	4.60	11.43 to 10.74
	2015		319	25.46 to 23.82	8,036	0.63 to 0.00	2.89	-14.79 to -15.32
	2014		393	29.88 to 28.13	11,639	0.63 to 0.00	3.21	12.72 to 12.02
	2013		409	26.50 to 25.11	10,744	0.63 to 0.00	1.61	20.65 to 19.90
	2012		618	21.97 to 20.94	13,507	0.63 to 0.00	3.24	13.63 to 12.93

Value Trust Series NAV	2016		398	28.66 to 26.65	11,346	0.63 to 0.00	0.64	15.79 to 15.06
	2015		681	24.75 to 23.16	16,796	0.63 to 0.00	0.58	-8.86 to -9.42
	2014		499	27.16 to 25.57	13,489	0.63 to 0.00	0.52	9.88 to 9.20
	2013		524	24.72 to 23.42	12,913	0.63 to 0.00	0.82	35.44 to 34.60
	2012		573	18.25 to 17.40	10,423	0.63 to 0.00	0.91	17.50 to 16.77

48

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Port folio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Reflects the period from commencement of operations on April 29, 2016 through December 31, 2016.

(f)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

(g)	Sub-account available in prior year but no activity.

(h)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(i)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(j)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(k)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(l)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

49

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.63% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

50

Prospectus dated May 1, 2017
for interests in
John Hancock Variable Life Account S
Interests are made available under
Majestic Variable Universal Life 98
a flexible premium variable universal life insurance policy
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
The policy provides fixed account options with fixed rates of return declared by John Hancock USA and the following investment accounts:
500 Index B
Active Bond
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Growth PS
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market B
Total Stock Market Index
Ultra Short Term Bond
Utilities
Value
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value
* * * * * * * * * * * *
Please note that the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

GUIDE TO THIS PROSPECTUS
This prospectus is arranged in the following way:
•	The first section is called “Summary of Benefits and Risks.” It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.
•	Behind the Summary of Benefits and Risks section is a section called “Fee Tables” that describes the fees and expenses you will pay when buying, owning and surrendering the policy.
•	Behind the Fee Tables section is a section called “Detailed Information.” This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context.
•	Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the “SAI”) and how the SAI, audited financial statements for John Hancock USA and the Separate Account, personalized illustrations and other information can be obtained.

Prior to making any investment decisions, you should carefully review this product prospectus and all applicable supplements. In addition, you should review the prospectuses for the underlying funds that we make available as investment options under the policies. The funds' prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the funds. In the case of any of the portfolios that are operated as “feeder funds,” the prospectus for the corresponding “master fund” is also provided. If you need to obtain additional copies of any of these documents, please contact your John Hancock USA representative or contact our Service Office at the address and telephone number on the back page of this product prospectus.
2

3

SUMMARY OF BENEFITS AND RISKS
The nature of the policy
The policy’s primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based on the investment results of the variable investment options that you choose. The amount we pay to the policy’s beneficiary upon the death of the insured person (we call this the “death benefit”) may be similarly affected. That’s why the policy is referred to as a “variable” life insurance policy. We call the investments you make in the policy “premiums” or “premium payments.” The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That’s why the policy is called a “flexible premium” policy.
If the life insurance protection described in this prospectus is provided under a master group policy, the term “policy” as used in this prospectus refers to the certificate we issue and not to the master group policy.
Summary of policy benefits
Death benefit
When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit (Option A, Option B and Option M). You choose which one you want in the application. The three death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured, or (2) the minimum insurance amount (as described under “The minimum insurance amount” provision in the Detailed Information section of this prospectus).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death, or (2) the minimum insurance amount.
•	Option M - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.
Surrender of the policy
You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy debt. This is called your “surrender value.” You must return your policy when you request a surrender.
If you have not taken a loan on your policy, the “account value” of your policy will, on any given date, be equal to:
•	the amount you invested,
•	plus or minus the investment experience of the investment options you’ve chosen,
•	minus all charges we deduct, and
•	minus all withdrawals you have made.
If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed under “Policy loans.”
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a withdrawal if it would reduce the surrender value or the Total Sum Insured below certain minimum amounts.
4

Policy loans
You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is determined by a formula as described in your policy. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Policy loans permanently affect the calculation of your account value, and may also result in adverse tax consequences.
Optional benefit riders
When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders. Charges for most riders will be deducted monthly from the policy’s account value.
Investment options
The policy offers a number of investment options, as listed on page 1 of this prospectus. These investment options are subaccounts of John Hancock Variable Life Account S (the “Account” or “Separate Account”), a separate account operated by us under Michigan law. They cover a broad spectrum of investment styles and strategies. Although the funds of the series funds that underlie those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. You can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund’s value and create no taxable event for you. If and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.
Summary of policy risks
Lapse risk
If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. “lapse”). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You’ll be given a “grace period” within which to make additional premium payments to keep the policy in effect. If lapse occurs, you’ll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.
Since withdrawals reduce your account value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Investment risk
As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you’ve chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the prospectuses of the series funds.
Transfer risk
There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitations on transfers out of the fixed account options are more restrictive than those that apply to transfers out of investment accounts.
Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
5

Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio's investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers (see “Transfers of existing policy value”) and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges (see “How you communicate with us”). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Tax risks
Life insurance death benefits are ordinarily not subject to income tax. Other Federal and state taxes may apply as further discussed below. In general, you will be taxed on the amount of lifetime distributions that exceed the premiums paid under the policy. Any taxable distribution will be treated as ordinary income (rather than as capital gains) for tax purposes.
In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the “Code”), your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called “7-pay limit” that limits the amount of premium that can be paid in relation to the policy’s death benefit. If the limit is violated, the policy will be treated as a “modified endowment contract,” which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the “investor control rules” that determine whether you would be treated as the “owner” of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so-called “inside build-up” that is a major benefit of life insurance.
There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy with a loan outstanding would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For
6

these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.
7

FEE TABLES
This section contains the tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, we cannot assess a charge that is greater than the single charge shown in the table. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown.
The first table below describes the fees and expenses that you will pay at the time that you pay a premium after issue, or withdraw account value. We reserve the right to increase the premium tax and the DAC tax charges beyond the levels indicated on the Transaction Fees table in order to correspond with changes in state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy. Currently, state premium tax levels range from 0-3.5%.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge	Upon payment of premium	30% of Target Premiums paid in policy year 1 (currently 20%)
10% of Target Premiums paid in policy years 2-10
4% of Target Premiums paid in policy year 11 and thereafter
3.5% of any premium paid in excess of Target Premium in any policy year(1)
Premium tax charge	Upon payment of premium	2.35% of each premium paid
DAC tax charge	Upon payment of premium	1.25% of each premium paid
Premium processing charge	Upon payment of premium	1.25% of each premium paid
Maximum partial withdrawal charge	Upon making a partial withdrawal	Lesser of 2% of withdrawal amount or $20

(1)  The current charge for policy year 1 is 20% of Target Premium paid. However, if premium received in policy year 1 is less than the Target Premium, then premium received in policy year 2 will be treated as if received in policy year 1 until the sum of premiums received in policy years 1 and 2 equal the policy year 1 Target Premium. The “Target Premium” for each policy year is determined at the time the policy is issued and appears in the “Policy Specifications” section of the policy. In general, the greater the proportion of Additional Sum Insured at issue, the lower the Target Premium.
8

The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the M&E charge, the policy loan interest rate and the optional Enhanced Cash Value Rider, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.
Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Rate	Current Rate
Insurance charge:(1)
Minimum charge	Monthly	$0.06 per $1,000 of AAR	$0.008 per $1,000 of AAR
Maximum charge	Monthly	$165.34 per $1,000 of AAR	$165.34 per $1,000 of AAR
Charge for representative insured person	Monthly	$0.38 per $1,000 of AAR	$0.13 per $1,000 of AAR
Issue charge:(2)
Minimum charge	Monthly	25¢ per $1,000 of Basic Sum Insured	2.5¢ per $1,000 of Basic Sum Insured
Maximum charge	Monthly	10¢ per $1,000 of Basic Sum Insured	10¢ per $1,000 of Basic Sum Insured
Charge for representative insured person	Monthly	10¢ per $1,000 of Basic Sum Insured	10¢ per $1,000 of Basic Sum Insured
Administrative charge	Monthly	$10	$5
Guaranteed minimum death benefit charge(3)	Monthly, starting in policy year 11	3¢ per $1,000 of Basic Sum Insured	1¢ per $1,000 of Basic Sum Insured
M&E charge(4)	Daily from separate account assets	.002% of assets	.001% of assets
Maximum policy loan interest rate(5)	Accrues daily, payable annually	4.75%	4.75%

(1)  The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable cost of insurance rate. The rates vary widely depending upon the the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The “minimum” rate shown in the table is the rate in the eleventh policy year for a policy issued to cover a 0 year old fully underwritten female standard non-tobacco underwriting risk. The “maximum” rate shown in the table is the rate in the first policy year for a policy issued to cover a 99 year old male substandard tobacco underwriting risk. This includes the so-called “extra mortality charge.” The “representative insured person” referred to in the table is a 45 year old fully underwritten male preferred non-tobacco underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your John Hancock USA representative.
(2)  The issue charge will never exceed $200 and will never be less than $5. The issue charge is deducted only during the first 10 policy years and varies by the issue age and insurance risk characteristics of the insured person. The “minimum” rate shown in the table is for a policy issued to a 0 year old fully underwritten non-tobacco underwriting risk. The “maximum” rate shown in the table is for a policy issued to an 85 year old fully underwritten underwriting risk. The “representative insured person” referred to in the table is a 45 year old fully underwritten preferred underwriting risk. The charges shown in the table may not be particularly relevant to your current situation. For more information about issue charges, talk to your John Hancock USA representative.
(3)  This charge only applies if the guaranteed minimum death benefit feature is elected to extend beyond the tenth policy year.
(4)  This charge only applies to separate account assets (i.e., those assets invested in the variable investment options). The charge does not apply to any fixed investment option. The effective annual rate equivalents of the actual unrounded daily rates charged are .60% on a guaranteed basis and .35% on a current basis.
(5)  4.75% is the maximum effective annual interest rate we can charge and applies only during policy years 1-20. The effective annual interest rate is 4.00% for policy year 21 and thereafter (although we reserve the right to increase the rate after the twentieth policy year to as much as 4.25%). The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.00%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.
9

Rider Charges
Charge	When Charge is Deducted	Amount Deducted
Enhanced Cash Value Rider	Upon payment of premium	2% of all premiums paid in the first two policy years until total charges equal 2% of year 1's Target Premium
Age 100 Waiver of Charges Rider(1)
Minimum charge	Monthly	$.07 per $1,000 of AAR
Maximum charge	Monthly	$1.33 per $1,000 of AAR
Charge for representative insured person	Monthly	$.07 per $1,000 of AAR

(1)  The charge for this rider is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or “AAR”) by the applicable rate. The rate varies by the attained age of the insured person. The “minimum” rate shown in the table is for an 80 year old because the charge is not deducted until the insured person reaches age 80. The “maximum” rate shown in the table is for a 99 year old. The “representative insured person” referred to in the table is an 80 year old.
The next table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through this prospectus, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.41%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.52%, respectively.
10

DETAILED INFORMATION
This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section.
Table of Investment Options and Investment Subadvisers
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in Series 1 shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be
11

available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Alpha Opportunities	Wellington Management Company LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
12

Portfolio	Subadviser	Investment Objective
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index B	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
13

Portfolio	Subadviser	Investment Objective
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market B	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
14

Portfolio	Subadviser	Investment Objective
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*   The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.
If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by the 1940 Act).
Valuation
We will purchase and redeem series fund shares for the Separate Account at their net asset value without any sales or redemption charges. Shares of a series fund represent an interest in one of the funds of the series fund which corresponds to a subaccount of the Separate Account. Any dividend or capital gains distributions received by the Separate Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.
On each business day, shares of each series fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each series fund's net asset value per share determined for that same date. A “business day” is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern time).
Voting interest
We will vote shares of the portfolios held in the Separate Account at the shareholder meetings according to voting instructions timely received from persons having the voting interest under the policies. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the policy together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold in the Separate Account for policy owners in proportion to the instructions timely received by us from policy owners from all our Separate Accounts that are registered with the SEC under the 1940 Act. We will vote all portfolio shares that we otherwise are entitled to vote (including our own shares) on any matter in proportion to the instructions timely received by us and any affiliated insurance companies with respect to the matter from policy owners in Separate Accounts of these insurance companies that are registered with the SEC under the 1940 Act. The effect of this proportional voting is that a small number of policy owners can determine the outcome of a vote.
We determine the number of a series fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's investment account value held in the subaccount by the net asset value of one share in the series fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a series fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a series fund, ratification of the selection of independent auditors, approval of series fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions. However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.
The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by John Hancock USA to be associated with the class of policies to which your policy belongs from the Separate Account to another separate account or subaccount, (2) to deregister the Separate Account under the 1940 Act, (3) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (4) to take any action necessary to comply with or
15

obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgment, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.
Description of John Hancock USA
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account”).
Except for the succession of John Hancock USA as the depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
We are a stock life insurance company and are currently licensed in the District of Columbia and all states of the United States, except New York. We were incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan on December 30, 1992. Our ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of John Hancock USA and its subsidiaries. However, neither John Hancock USA nor any of its affiliated companies guarantees the investment performance of the Separate Account.
We are ranked and rated by independent financial rating services, which may include Moody's, Standard & Poor's, Fitch and A.M. Best. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the company, but they do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.
Description of Separate Account S
The variable investment options shown on page 1 are in fact subaccounts of the Separate Account and initially established by JHVLICO under Massachusetts law. On December 31, 2009, as a result of the merger of JHLICO and JHVLICO into John Hancock USA, we became the owner of all the assets of the Separate Account and currently operate the Separate Account under Michigan law (see “Description of John Hancock USA”).
The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision by the SEC of the management of the Separate Account or of us.
The Separate Account’s assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can’t be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of John Hancock USA’s other assets. John Hancock USA is obligated to pay all amounts promised to policy holders under the policy.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
The fixed investment options
Our obligations under any fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject
16

to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to any fixed investment option will accrue interest daily at an effective annual rate that we determine without regard to the actual investment experience of the general account. We currently offer two fixed investment options—the standard fixed investment option and the enhanced yield fixed investment option. The effective annual rate we declare for either of these fixed investment options will never be less than 4%.
Because of exemptive and exclusionary provisions, interests in our fixed investment options have not been registered under the Securities Act of 1933 (the “1933 Act”) and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to any fixed investment option. Disclosure regarding the fixed investment options are, however, subject to certain generally applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Premiums
Planned premiums
The Policy Specifications page of your policy will show the “Planned Premium” for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums—annually, semi-annually, quarterly or monthly. The dates on which the Planned Premiums are “due” are referred to as “modal processing dates.” The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see “Lapse and reinstatement”).
Minimum premium payments
Each premium payment must be at least $100.
Maximum premium payments
Federal tax law limits the amount of premium payments you can make relative to the amount of your policy’s insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy (see “Tax considerations”). Also, we may refuse to accept any amount of an additional premium if:
•	that amount of premium would increase our insurance risk exposure, and
•	the insured person doesn't provide us with adequate evidence that they continue to meet our requirements for issuing insurance.
In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminatingor to keep the guaranteed death benefit feature in effect.
Ways to pay premiums
If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to “John Hancock Life.” We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to our Service Office at the appropriate address shown on the back cover of this prospectus.
We will also accept premiums:
•	by wire or by exchange from another insurance company,
•	via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
•	if we agree to it, through a salary deduction plan with your employer.
You can obtain information on these other methods of premium payment by contacting your John Hancock USA representative or by contacting our Service Office.
17

Processing premium payments
We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:
(1) We will process a payment received prior to a policy’s date of issue as if received on the business day immediately preceding the date of issue.
(2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.
(3) We will process the portion of any premium payment for which we require evidence of the insured person’s continued insurability only after we have received such evidence and found it satisfactory to us.
(4) If we receive any premium payment that we think will cause a policy to become a modified endowment contract or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:
•	The tax problem resolves itself prior to the date the refund is to be made; or
•	The tax problem relates to modified endowment contract status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.
In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.
(5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.
Lapse and reinstatement
Either your entire policy or the Additional Sum Insured portion of your Total Sum Insured can terminate (i.e., “lapse”) for failure to pay charges due under the policy. If the guaranteed minimum death benefit feature is in effect, only the Additional Sum Insured, if any, can lapse. If the guaranteed minimum death benefit feature is not in effect, the entire policy can lapse. In either case, if the policy’s surrender value is not sufficient to pay the charges on a monthly deduction date, we will notify you of how much you will need to pay to keep any Additional Sum Insured or the policy in force. You will have a 61 day “grace period” to make that payment. If you don’t pay at least the required amount by the end of the grace period, the Additional Sum Insured or your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy or the Additional Sum Insured terminates in this way, you can still reactivate (i.e., “reinstate”) it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the guaranteed minimum death benefit feature is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During such a grace period, you cannot make a partial withdrawal or policy loan.
Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case. A surrendered policy cannot be reinstated.
Guaranteed minimum death benefit feature
This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your Basic Sum Insured will not lapse during the first 10 policy years, regardless of adverse investment performance, if on each monthly deduction date during that 10 year period the amount of cumulative premiums you have paid accumulated at 4% (less all withdrawals from the policy accumulated at 4%) equals or exceeds the sum of all Guaranteed Minimum Death Benefit Premiums due to date accumulated at 4%. The Guaranteed Minimum Death Benefit Premium (or “GMDB Premium”) is defined in the policy and one-twelfth of it is “due” on each monthly deduction date. The term “monthly deduction date” is defined under “Procedures for issuance of a policy.” On the application for the policy, you may elect for this feature to extend beyond the tenth policy year. If you so elect, we will impose a special charge for this feature after the tenth policy year. You may revoke the election at any time.
18

No GMDB Premium will ever be greater than the so-called “guideline premium” for the policy as defined in Section 7702 of the Code. Also, the GMDB Premiums may change in the event of any change in the Additional Sum Insured of the policy or any change in the death benefit option (see “The death denefit” below). The GMDB Premium varies from policy to policy based upon a number of factors, including the insured person’s issue age, insurance risk characteristics and (generally) gender.
If the guaranteed minimum death benefit test is not satisfied on any monthly deduction date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have 61 days after default to make that payment. If you don’t pay at least the required amount by the end of that period, the feature will lapse. The feature may be reinstated in accordance with the terms of the policy within 5 years after the monthly deduction date on which default occurred. If it is reinstated more than 1 year after such monthly deduction date, we will require evidence that the insured person still meets our requirements for issuing coverage. We may refuse to reinstate the feature more than once during the life of the policy.
The guaranteed minimum death benefit feature applies only to the Basic Sum Insured. It does not apply to any amount of Additional Sum Insured (see “The death benefit” below).
The guaranteed minimum death benefit feature will cease to apply on the policy anniversary nearest the insured person's 100th birthday. Also, the feature cannot be reinstated after that policy anniversary. However, the optional “Age 100 Waiver of Charges Rider,” if elected at the time of application for the policy and if still in effect at the time of that policy anniversary, will continue the guaranteed minimum death benefit feature beyond that policy anniversary.
If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.
The death benefit
In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the “Total Sum Insured.” Total Sum Insured is composed of the Basic Sum Insured and any Additional Sum Insured you elect. The only limitation on how much Additional Sum Insured you can have is that it cannot exceed 400% of the Basic Sum Insured. There are a number of factors you should consider in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured. These factors are discussed under “Basic Sum Insured vs. Additional Sum Insured” below.
When the insured person dies, we will pay the death benefit minus any outstanding loans. There are three ways of calculating the death benefit. You must choose which one you want in the application. The three death benefit options are:
•	Option A - The death benefit will equal the greater of (1) the Total Sum Insured, or (2) the minimum insurance amount (as described below).
•	Option B - The death benefit will equal the greater of (1) the Total Sum Insured plus your policy’s account value on the date of death, or (2) the minimum insurance amount.
•	Option M - The death benefit will equal the greater of (1) the Total Sum Insured plus any optional extra death benefit (as described below), or (2) the minimum insurance amount.
For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A or Option M. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A or Option M than under Option B for the same premium payments.
Optional extra death benefit feature
The optional extra death benefit is determined as follows:
•	First, we multiply your account value by a factor specified in the policy. The factor is based on the insured person’s age on the date of calculation.
•	We will then subtract your Total Sum Insured.
If you change the way in which the minimum insurance amount is calculated (see below), we may have to change the factors described above (perhaps retroactively) in order to maintain qualification of the policy as life insurance under Federal
19

tax law. This feature may result in the Option M death benefit being higher than the minimum insurance amount. Although there is no special charge for this feature, your monthly insurance charge will be based on that higher death benefit amount. Election of this feature must be made in the application for the policy.
Limitations on payment of death benefit
If the insured person commits suicide within certain time periods (generally within two years from the Issue Date of the policy), the amount payable will be equal to the premiums paid, less the amount of any policy debt on the date of death, and less any withdrawals, unless otherwise provided by your policy.
Also, if an application misstated the age or sex of either of the insured persons, we will adjust, if necessary, the Base Face Amount, any Supplemental Face Amount, and every other benefit to that which would have been purchased at the correct age or sex by the most recent cost of insurance charges or as otherwise provided by your policy.
Basic Sum Insured vs. Additional Sum Insured
As noted earlier in this prospectus, you should consider a number of factors in determining whether to elect coverage in the form of Basic Sum Insured or in the form of Additional Sum Insured.
For the same amount of premiums paid, the amount of sales charge deducted from premiums and from account value and the amount of compensation paid to the selling insurance agent generally will be less if coverage is included as Additional Sum Insured, rather than as Basic Sum Insured. On the other hand, the amount of any Additional Sum Insured is not included in the guaranteed minimum death benefit feature. Therefore, if the policy’s surrender value is insufficient to pay the monthly charges as they fall due (including the charges for the Additional Sum Insured), the Additional Sum Insured coverage will lapse, even if the Basic Sum Insured stays in effect pursuant to the guaranteed minimum death benefit feature.
Generally, you will incur lower sales charges and have more flexible coverage with respect to the Additional Sum Insured than with respect to the Basic Sum Insured. If this is your priority, you may wish to maximize the proportion of the Additional Sum Insured. However, if your priority is to take advantage of the guaranteed minimum death benefit feature, the proportion of the policy’s Total Sum Insured that is guaranteed can be increased by taking out more coverage as Basic Sum Insured at the time of policy issuance.
If you want to purchase Additional Sum Insured, you may select from among several forms of it: a level amount of coverage; an amount of coverage that increases on each policy anniversary up to a prescribed limit; an amount of coverage that increases on each policy anniversary to the amount of premiums paid during prior policy years plus the Planned Premium for the current policy year, subject to certain limits; or a combination of those forms of coverage.
Any decision you make to modify the amount of Additional Sum Insured coverage after issue can have significant tax consequences (see “Tax considerations”).
The minimum insurance amount
In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law—the “guideline premium and cash value corridor test” and the “cash value accumulation test.” When you elect the death benefit option, you must also elect which test you wish to have applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the guideline premium and cash value corridor test. The factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. Regardless of which test you elect, a table showing the required death benefit factor for each policy year will appear in the policy.
As noted above, you have to elect which test will be applied when you elect the death benefit option. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the “7 pay” limit for the full 7 years (see “Tax considerations”). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.
20

Requesting an increase in coverage
The Basic Sum Insured generally cannot be increased after policy issue. After the first policy year, we may approve an increase in the Additional Sum Insured at any time. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage. As to when an approved increase would take effect, see “Effective date of certain policy transactions” below.
Requesting a decrease in coverage
The Basic Sum Insured generally cannot be decreased after policy issue. After the first policy year, we may approve a reduction in the Additional Sum Insured, but only if:
•	the remaining Total Sum Insured will be at least $250,000, and
•	the remaining Total Sum Insured will at least equal the minimum required by the tax laws to maintain the policy’s life insurance status.
We may refuse any decrease in the Additional Sum Insured if it would cause the death benefit to reflect an increase pursuant to the optional extra death benefit feature. As to when an approved decrease would take effect, see “Effective date of certain policy transactions” below.
Change of death benefit option
At any time, you may request to change your coverage from death benefit Option B to Option A. Our administrative systems do not currently permit any other change of death benefit option. Such changes may be permitted in the future, but that is not guaranteed.
Effective date of certain policy transactions
The following transactions take effect on the policy anniversary on or next following the date we approve the request:
•	Total Sum Insured decreases
•	Additional Sum Insured increases
•	Change of death benefit option from Option B to Option A
•	Any other change of death benefit option, when and if permitted by our administrative rules (see “Change of death benefit option” above)
Tax consequences of coverage changes
Please read “Tax considerations” to learn about possible tax consequences of changing your insurance coverage under the policy.
Your beneficiary
You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person’s lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Ways in which we pay out policy proceeds
You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing
21

proceeds held in a retained asset account. Please contact our Service Office for more information. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:
•	Option 1 - Proceeds left with us to accumulate with interest
•	Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out
•	Option 2B - Equal monthly payments for a specified period of time
•	Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years
•	Option 4 - Equal monthly payments for life with no refund
•	Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven’t been paid out
You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds may be paid as a single sum.
Changing a payment option
You can change the payment option at any time before the proceeds are payable. If you haven’t made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.
Tax impact of payment option chosen
There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.
The account value
From each premium payment you make, we deduct the charges described under “Deductions from premium payments.” We invest the rest in the investment options you’ve elected. Special investment rules apply to premiums processed prior to the Allocation Date (see “Processing premium payments”).
Over time, the amount you’ve invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a series fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under “Description of charges at the policy level.” We calculate the unit values for each investment account once every business day as of the close of trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. Sales and redemptions within any investment account will be transacted using the unit value next calculated after we receive your request either in writing or other form that we specify. If we receive your request before the close of our business day, we'll use the unit value calculated as of the end of that business day. If we receive your request at or after the close of our business day, we'll use the unit value calculated as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.
The amount you’ve invested in any fixed investment option will earn interest at the rates we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is for any fixed investment option, just call or write to us. Amounts you invest in any fixed investment option will not be subject to the mortality and expense risk charge. Otherwise, the policy level charges applicable to the fixed investment options are the same as those applicable to the variable investment options.
Commencement of investment performance
Any premium payment processed prior to the twentieth day after the policy’s date of issue will automatically be allocated to the Money Market B investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market B investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.
All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.
22

Allocation of future premium payments
At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.
Transfers of existing account value
You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you.
The policies are not designed for professional market timing organizations or other persons or entities that use programmed, large or frequent transfers among investment options, as described in the “Market timing and disruptive trading risks” section of this prospectus. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options. Under our current rules, we impose the following restrictions on transfers into and out of variable investment options. Transfers out of a fixed investment option are subject to additional limitations noted below.
Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraphs). For purposes of this restriction, and in applying the limitation on the number of free transfers, any transfers made during the period from the opening of a business day (usually 9:00 a.m. Eastern time) to the close of that business day (usually 4:00 p.m. Eastern time) are considered one transfer. You may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the account value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made then, for the 30 calendar day period after such transfers, no transfers from the Money Market investment option to any other investment options (variable or fixed) may be made. If your policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Policies such as yours may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.
Subject to our approval, we may offer policies purchased by a corporation or other entity that has purchased policies to match its liabilities under an employee benefit plan, as described above, the ability to electronically rebalance the investment options in its policies. Under these circumstances, in lieu of imposing any specific limit upon the number or timing of transfers, we will monitor aggregate trades among the sub-accounts for frequency, pattern and size for potentially harmful investment practices. If we detect trading activity that we believe may be harmful to the overall operation of any investment account or underlying portfolio, we may impose conditions on policies employing electronic rebalancing to submit trades, including setting limits upon the number and timing of transfers, and revoking privileges to make trades by any means other than written communication submitted via U.S. mail.
While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors. The restrictions described in these paragraphs will be applied uniformly to all policy owners subject to the restrictions.
Rule 22c-2 under the 1940 Act requires us to provide tax identification numbers and other policy owner transaction information to the Trust or to other investment companies in which the Separate Account invests, at their request. An
23

investment company will use this information to identify any pattern or frequency of investment account transfers that may violate their frequent trading policy. An investment company may require us to impose trading restrictions in addition to those described above if violations of their frequent trading policy are discovered.
If we change any of the above rules relating to transfers, we will notify you of the change.
Transfers out of the fixed investment options are currently subject to the following restrictions:
•	You can only make one transfer out of either fixed investment option in each policy year.
•	Any transfer request received within 6 months of the last transfer out of a fixed investment option will not be processed until such 6 month period has expired.
•	The most you can transfer at any one time out of the standard fixed investment option is the greater of (i) $500 (ii) 20% of your assets in the standard fixed investment option or (iii) the amount you transferred out of the standard fixed investment option during the previous policy year.
•	The most you can transfer at any one time out of the enhanced yield fixed investment option is the greater of (i) $500 (ii) 10% of your assets in the enhanced yield fixed investment option or (iii) the amount you transferred out of the enhanced yield fixed investment option during the previous policy year.
We reserve the right to impose a minimum amount limit on transfers out of either fixed investment option.
If there is a default as described in the “Lapse and reinstatement” provision and a “grace period” is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.
Dollar cost averaging. We may offer policy owners a dollar cost averaging (“DCA”) program. Under the DCA program, the policy owner will designate an amount which will be transferred monthly from one investment account into any other investment account(s) or any fixed account. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and you will be so notified. No fee is charged for this program.
We reserve the right to cease to offer this program as of 90 days after written notice is sent to you.
Surrenders and partial withdrawals
Full surrender
You may surrender your policy in full at any time. If you do, we will pay you the account value less any policy debt. This is called your “surrender value.” You must return your policy when you request a full surrender.
Partial withdrawals
You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge for each partial withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. The amount in each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your account value to fall below 3 months’ worth of monthly charges (see “Deductions from account value”). We also reserve the right to refuse any partial withdrawal that would cause the policy’s Total Sum Insured to fall below $250,000. Any partial withdrawal (other than a Terminated ASI Withdrawal Amount, as described below) will reduce your death benefit under any of the death benefit options (see “The death benefit”) and under the guaranteed minimum death benefit feature (see “Guaranteed minimum death benefit feature”). Under Option A or Option M such a partial withdrawal will reduce the Total Sum Insured. Under the guaranteed minimum death benefit feature, such a partial withdrawal will reduce the Basic Sum Insured. A “Terminated ASI Withdrawal Amount” is any partial withdrawal made while there is an Additional Sum Insured under the policy that later lapses as described under “Lapse and reinstatement.” The total of all Terminated ASI Withdrawal Amounts cannot exceed the Additional Sum Insured in effect immediately before the Additional Sum Insured lapses.
24

Policy loans
You may borrow from your policy at any time by completing a form satisfactory to us. However, you can’t borrow from your policy during a “grace period” (see “Lapse and reinstatement”). The maximum amount you can borrow is determined as follows:
•	We first determine the account value of your policy.
•	We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.
•	We then multiply the resulting amount by .75% in policy years 1 through 20 and .25% thereafter.
•	We then subtract the third item above from the second item above.
The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 20 policy years and 4.00% thereafter. However, we reserve the right to increase the percentage after the 20th policy year to as much as 4.25%. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.00%. The tax consequences of a loan interest credited differential of 0% are unclear. You should consult a tax adviser before effecting a loan to evaluate possible tax consequences. If we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. The right to increase the rate charged on the loan is restricted in some states. Please see your John Hancock USA representative for details. We process policy loans as of the day we receive the loan request.
Repayment of policy loans
You can repay all or part of a loan at any time. Each repayment will be allocated among the investment options as follows:
•	The same proportionate part of the loan as was borrowed from any fixed investment option will be repaid to that fixed investment option.
•	The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.
If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.
Effects of policy loans
The account value, the net cash surrender value, and any death benefit above the Total Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.
The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.
Whenever the outstanding loan equals or exceeds your account value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee’s last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may also result in adverse tax consequences under certain circumstances (see “Tax considerations”).
25

Description of charges at the policy level
Deductions from premium payments
•	Premium tax charge - A charge to cover state premium taxes we currently expect to pay, on average. This charge is currently 2.35% of each premium.
•	DAC tax charge - A charge to cover the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.
•	Premium processing charge - A charge to help defray our administrative costs. This charge is 1.25% of each premium.
•	Sales charge - A charge to help defray our sales costs. The charge is up to 30% (currently 20%) of premiums paid in the first policy year up to the Target Premium, 10% of premiums paid in each of policy years 2 through 10 up to the Target Premium, 4% of premiums paid in each policy year after policy year 10 up to the Target Premium, and 3.5% of premiums paid in any policy year in excess of the Target Premium. If the premium received in the first policy year is less than the Target Premium, then premium received in the second policy year will be treated as if received in the first policy year until first year premiums equal the Target Premium. The “Target Premium” is determined at the time the policy is issued and will appear in the “Policy Specifications” section of the policy.
•	Enhanced Cash Value Rider charge - A charge imposed if you elect this rider. The charge is 2% of premiums received in the first two policy years until the total charges deducted equal 2% of policy year 1's Target Premium.
Deductions from account value
•	Issue charge - A monthly charge to help defray our administrative costs. This is a charge per $1,000 of Basic Sum Insured at issue that varies by age and that is deducted only during the first ten policy years. The charge will appear in the “Policy Specifications” section of the policy. As an example, the monthly charge for a 45 year old is 10¢ per $1,000 of Basic Sum Insured. The monthly charge will be at least $5 and is guaranteed not to exceed $200.
•	Administrative charge - A monthly charge to help defray our administrative costs. This is a flat dollar charge of up to $10 (currently $5).
•	Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Total Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's “attained age” on any date is his or her age on the birthday nearest that date.) Higher current insurance rates are generally applicable to policies issued on a “guaranteed issue” basis, where only very limited underwriting information is obtained. This is often the case with policies issued to trustees, employers and similar entities.
•	M & E charge - A daily charge for mortality and expense risks we assume. This charge is deducted from the variable investment options. It does not apply to any fixed investment option. The current charge is at an effective annual rate of .35% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .60%.
•	Guaranteed minimum death benefit charge - A monthly charge beginning in the eleventh policy year if the guaranteed minimum death benefit feature is elected to extend beyond the first ten policy years. This charge is currently 1¢ per $1,000 of Basic Sum Insured and is guaranteed not to exceed 3¢ per $1,000 of Basic Sum Insured.
•	Age 100 Waiver of Charges Rider charge - A monthly charge if this rider is elected at the time of application for the policy. To determine the charge, we multiply the amount of insurance for which we are at risk by a rate based on the insured person's age. The rate is derived from an actuarial table. The table in your policy will show the rates. This charge will not be made until the policy anniversary nearest the insured person's 80th birthday.
•	Optional benefits charge - Monthly charges for any optional insurance benefits added to the policy by means of a rider (other than the Enhanced Cash Value Rider). We currently do not offer any rider for which such a charge is made, but we may offer such riders in the future.
26

•	Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of 2% of the withdrawal amount or $20.
Loan interest rate
The maximum loan interest charged on any loan is shown in the Fee Tables and described under “Policy loans” in this prospectus.
Additional information about how certain policy charges work
Sales expenses and related charges
The sales charges help to compensate us for the cost of selling our policies (see “Description of charges at the policy level”). The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policy. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. Similarly, administrative expenses not fully recovered by the issue charge and the administrative charge may also be recovered from such other sources.
Effect of premium payment pattern
You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $10,000 and you paid a premium of $10,000 in each of the first ten policy years, you would pay total sales charges of $11,000. If you paid $20,000 (i.e., two times the Target Premium amount) in every other policy year up to and including the ninth policy year, you would pay total sales charges of only $7,750. However, delaying the payment of Target Premiums to later policy years could increase the risk that the guaranteed minimum death benefit feature will lapse and the account value will be insufficient to pay monthly policy charges as they come due. As a result, the policy or any Additional Sum Insured may lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy’s 7-pay premium limit and, as a result, cause the policy to become a modified endowment contract, with adverse tax consequences to you upon receipt of policy distributions (see “Tax considerations”).
Method of deduction
We deduct the monthly charges described in the Fee Tables section from your policy’s investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.
The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.
Reduced charges for eligible classes
The charges otherwise applicable (including the M&E charge) may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of the association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and the association’s capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.
27

Other charges we could impose in the future
Except for the DAC tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.
We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.
Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. Currently, premium tax levels range from 0 - 3.5%. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.
Description of charges at the fund level
The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the prospectus for the underlying portfolio) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.
Other policy benefits, rights and limitations
Optional benefit riders you can add
When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy’s account value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy.
•	Enhanced Cash Value Rider - In the application for the policy, you may elect to purchase the Enhanced Cash Value Rider. This rider provides an Enhanced Cash Value benefit (in addition to the surrender value) if you surrender the policy within the first nine policy years. The amount of the benefit will be shown in the “Policy Specifications” section of the policy. The benefit is also included in the account value when calculating the death benefit. Election of this rider could increase your insurance charge since it affects our amount at risk under the policy. The amount available for partial withdrawals and loans are based on the surrender value and will in no way be increased due to this rider.
•	Age 100 Waiver of Charges Rider - At the time of policy issue, you may elect a rider that will allow for the policy to stop deducting any monthly charges beginning on the policy anniversary nearest the insured person’s 100th birthday, if the policy and the rider are still in effect at that time. We will also stop accepting any premium payments, the death benefit option in effect at that time will cease to apply and we will automatically set the amount of any Additional Sum Insured equal to zero. The death benefit thereafter will be equal to the greater of (a) the Basic Sum Insured plus a portion of the account value on the date of death of the insured person and (b) the account value on the date of death of the insured person. In (a) above, the portion of the account value added to the Basic Sum Insured will be the lesser of the account value on the date of death of the insured person and the Additional Sum Insured in effect immediately before the policy anniversary nearest the insured person’s 100th birthday.
Variations in policy terms
Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, terms and conditions of your insurance coverage may vary depending on where you purchase a policy. We disclose all material variations in this prospectus.
We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the
28

type of variations discussed under “Reduced charges for eligible classes.” No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.
Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.
Procedures for issuance of a policy
Generally, the policy is available with a minimum Total Sum Insured at issue of $250,000 and a minimum Basic Sum Insured at issue of $100,000. At the time of issue, the insured person must have an attained age of no more than 85. All insured persons must meet certain health and other insurance risk criteria called underwriting standards.
Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.
Minimum initial premium
The Minimum Initial Premium must be received by us at our Service Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Total Sum Insured at issue, and the policy options you have selected.
Commencement of insurance coverage
After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's risk classification should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under “Temporary coverage prior to policy delivery” below).
The policy will take effect only if all of the following conditions are satisfied.
•	The policy is delivered to and received by the applicant.
•	The Minimum Initial Premium is received by us.
•	The insured person is living and still meets our criteria for issuing insurance.
If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the “date of issue.” That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.
Backdating
In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as “backdating” and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.
The conditions for coverage described above under “Commencement of insurance coverage” must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person’s younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.
Temporary coverage prior to policy delivery
If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.
29

Monthly deduction dates
Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.
Changes that we can make as to your policy
We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.
In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include those listed below.
•	Changes necessary to comply with or obtain or continue exemptions under the Federal securities laws
•	Combining or removing investment options
•	Changes in the form of organization of any separate account
Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.
The owner of the policy
Who owns the policy? That’s up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Wherever the term “you” appears in this prospectus, we’ve assumed that the reader is the person who has the right or privilege being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.
While the insured person is alive, you will have a number of options under the policy. These options include those listed below.
•	Determine when and how much you invest in the various investment options
•	Borrow or withdraw amounts you have in the investment options
•	Change the beneficiary who will receive the death benefit
•	Change the amount of insurance
•	Turn in (i.e., “surrender”) the policy for the full amount of its surrender value
•	Choose the form in which we will pay out the death benefit or other proceeds
It is possible to name so-called “joint owners” of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.
Policy cancellation right
You have the right to cancel your policy within 10 days after you receive it (the period may be longer in some states). This is often referred to as the “free look” period. During this period, your premiums will be allocated as described under “Processing premium payments” in this prospectus. To cancel your policy, simply deliver or mail the policy to:
•	John Hancock USA at one of the addresses shown on the back cover of this prospectus, or
•	the John Hancock USA representative who delivered the policy to you.
In most states, you will receive a refund of any premiums you’ve paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by John Hancock USA prior to that date. The date of cancellation will be the date of such mailing or delivery.
Reports that you will receive
At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Basic Sum Insured and the Additional Sum Insured, the account value,
30

the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.
Semi-annually we will send you a report containing the financial statements of each series fund, including a list of securities held in each fund.
Assigning your policy
You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.
When we pay policy proceeds
General
We will ordinarily pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). As permitted by state law and our current administrative procedures, death claim proceeds may be placed into an interest-bearing John Hancock retained asset account in the beneficiary's name. The interest earned in a John Hancock retained asset account is normally subject to income tax. You should consult with your tax advisor if you have any questions regarding taxation of the interest earned. We will provide the beneficiary with a checkbook, so checks may be written for all or a part of the proceeds. The retained asset account is part of our general account and is subject to the claims of our creditors. It is not a bank account and it is not insured by the FDIC. We may receive a benefit from managing proceeds held in a retained asset account. Please contact our Service Office for more information.
Delay to challenge coverage
We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.
Delay for check clearance
We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. We will not delay payment longer than necessary for us to verify a check has cleared the banking system.
Delay of separate account proceeds
We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
Delay of general account surrender proceeds
State laws allow us to defer payment of any portion of the surrender value derived from any fixed investment options for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.
31

How you communicate with us
General rules
You should mail or express all checks and money orders for premium payments and loan repayments to our Service Office at the appropriate address shown on the back cover.
Under our current rules, certain requests must be made in writing and be signed and dated by you. These requests include those listed below.
•	loans
•	surrenders or partial withdrawals
•	change of death benefit option
•	increase or decrease in Total Sum Insured
•	change of beneficiary
•	election of payment option for policy proceeds
•	tax withholding elections
•	election of telephone transaction privilege
The following requests may be made either in writing (signed and dated by you) or by telephone or fax if a special form is completed (see “Telephone and facsimile transactions” below).
•	transfers of account value among investment options
•	change of allocation among investment options for new premium payments
You should mail or express all written requests to our Service Office at the appropriate address shown on the back cover. You should also send notice of the insured person's death and related documentation to our Service Office. We don't consider that we've “received” any communication until such time as it has arrived at the proper place and in the proper and complete form.
We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from our Service Office or your John Hancock USA representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn’t include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered “received” by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.
Telephone and facsimile transactions
If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-521-1234 or by faxing us at 1-617-572-1571. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.
If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.
As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction
32

policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.
Distribution of policies
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with us, is the principal distributor and underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the Trust, whose securities are used to fund certain investment accounts under the policies and under other annuity and life insurance products we offer.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate, Signator Investors, Inc., is one such broker-dealer. In addition, we, either directly or through JH Distributors, have entered into agreements with other financial intermediaries that provide marketing, sales support and certain administrative services to help promote the policies (“financial intermediaries”). In a limited number of cases, we have entered into loans, leases or other financial agreements with these broker-dealers or financial intermediaries or their affiliates.
Compensation
The broker-dealers and other financial intermediaries that distribute or support the marketing of our policies may be compensated by means of various compensation and revenue sharing arrangements. A general description of these arrangements is set out below under “Standard compensation” and “Additional compensation and revenue sharing.” These arrangements may differ between firms, and not all broker-dealers or financial intermediaries will receive the same compensation and revenue sharing benefits for distributing our policies. Also, a broker-dealer may receive more or less compensation or other benefits for the promotion and sale of our policy than it would expect to receive from another issuer.
Under their own arrangements, broker-dealers determine how much of any amounts received from us is to be paid to their registered representatives. Our affiliated broker-dealer, Signator Investors, Inc., may pay its registered representatives additional compensation and benefits, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Policy owners do not pay any compensation or revenue sharing benefits directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying fund’s distribution plan (“12b-1 fees”), the fees and charges imposed under the policy and other sources.
You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy. We provide additional information on special compensation or reimbursement arrangements involving broker-dealers and other financial intermediaries in the SAI, which is available upon request.
Standard compensation. JH Distributors pays compensation to broker-dealers for the promotion and sale of the policies, and for providing ongoing service in relation to policies that have already been purchased. We may also pay a limited number of broker-dealers commissions or overrides to “wholesale” the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling.
The compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement. The compensation paid is not expected to exceed the following schedule: policy year 1, 100% of premium paid up to the first tier, 17.5% of the premium paid up to the second tier, if any, and 4.5% of any excess premium paid; policy year 2, 9.5% of premium paid up to the first tier, 11.25% of the premium paid up to the second tier, if any, and 3.25% of any excess premium paid; policy years 3-5, 9.5% of the premium paid up to the first tier, 4.25% of the premium paid up to the second tier, if any, and 3.25% of any excess premium paid; policy years 6-10, 4.25% of the premium paid up to the first tier, 4.0% of the premium paid up to the second tier, if any, and 3.0% of any excess premium paid; and policy years 11+, 3.0% of premiums paid up to the first tier and the second tier, and 2% of any excess premiums paid. This compensation schedule is exclusive of
33

additional compensation and revenue sharing and inclusive of overrides and expense allowances paid to broker-dealers for sale of the policies (not including riders).
Additional compensation and revenue sharing. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may enter into special compensation or reimbursement arrangements (“revenue sharing”), either directly or through JH Distributors, with selected broker-dealers and other financial intermediaries. In consideration of these arrangements, a firm may feature our policy in its sales system, give us preferential access to sales staff, or allow JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force. We hope to benefit from these revenue sharing and other arrangements through increased sales of our policies.
Selling broker-dealers and other financial intermediaries may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's “due diligence” examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public or client seminars, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions, and/or other contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash or other rewards as may be permitted under FINRA rules and other applicable laws and regulations.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or
34

part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.)
Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
35

Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
36

•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
37

Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, you may be subject to tax in the country or territory in which you reside. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
Financial statements reference
The financial statements of John Hancock USA and the Separate Account can be found in the SAI. The financial statements of John Hancock USA should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of John Hancock USA to meet its obligations under the policies. Our general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.
Registration statement filed with the SEC
This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of John Hancock Variable Life Account S at December 31, 2016, and for each of the two years in the period ended December 31, 2016, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
38

In addition to this prospectus, John Hancock USA has filed with the SEC an SAI that contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements for John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.
JOHN HANCOCK USA SERVICE OFFICE
Overnight Express Delivery	Mail Delivery
Life Post Issue - Specialty Products John Hancock Insurance Company 30 Dan Road, Suite #55979 Canton, MA 02021	Life Post Issue - Specialty Products John Hancock Insurance Company PO Box 55979 Boston, MA 02205
Phone:	Fax:
1-800-521-1234	1-617-572-1571
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.
1940 Act File No. 811-7782—1933 Act File No. 333-164151

Supplement Dated May 1, 2017
To
Prospectuses Dated May 1, 2017

This Supplement is to be distributed with the prospectuses for the following variable life insurance policies of John Hancock Life Insurance Company (U.S.A.) that are delivered or issued for delivery in the states specified:
MAJESTIC VARIABLE UNIVERSAL LIFE 98
(MASSACHUSETTS ONLY)
MAJESTIC VARIABLE ESTATE PROTECTION 98
(MASSACHUSETTS, MARYLAND AND TEXAS ONLY)
MAJESTIC VARIABLE COLI
(MASSACHUSETTS, MARYLAND AND TEXAS ONLY)
VARIABLE MASTER PLAN PLUS
(TEXAS ONLY)

Notwithstanding any language in the prospectus to the contrary, the following shall apply:
(a)  The Guaranteed Minimum Death Benefit feature will apply only during the first five Policy years.
(b)  There is no option to extend the Guaranteed Minimum Death Benefit feature beyond the first five Policy years and, as a consequence, there can be no Guaranteed Minimum Death Benefit Charge assessed under the Policy.
MD-MA-TX (M Prod) (5/2017)

Statement of Additional Information
dated May 1, 2017
for interests in
John Hancock Variable Life Account S
(Name of Registrant)
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(“John Hancock USA”)
(Name of Depositor)
This is a Statement of Additional Information (“SAI”). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting our Service Office by mail at Life Post Issue, John Hancock Insurance Company, PO Box 55979, Boston, MA 02205, or telephone at 1-800-827-4546.

Description of the Depositor
Under the Federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the “Depositor.” John Hancock USA (“Depositor”) is a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The Depositor is a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, the Depositor was known as The Manufacturers Life Insurance Company (U.S.A.).
The Depositor's ultimate parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Effective December 31, 2009, we entered into a merger agreement with John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) and assumed legal ownership of all of the assets of JHLICO and JHVLICO, including those assets related to John Hancock Variable Life Account S, the separate account that currently funds your policy. Effective at the time of the merger, we became the depositor of John Hancock Variable Life Account S (the “Separate Account” “Registrant”).
Except for the succession of John Hancock USA as the Depositor for the Separate Account and its assumption of the obligations arising under the policies, the merger did not affect the Separate Account or any provisions of, any rights and obligations under, or any of your allocations among investment options under, the policies. We will continue to administer and service inforce policies of JHLICO and JHVLICO in all jurisdictions where issued and will assume the direct responsibility for the payment of all claims and benefits and other obligations under these policies.
Description of the Registrant
Under the Federal securities laws, the registered separate account underlying the variable life insurance policy is known as the “Registrant.” John Hancock Variable Life Account S (the “Registrant” or “Separate Account”), is a separate account initially established by JHVLICO under Massachusetts law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Separate Account. The Separate Account meets the definition of “separate account” under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the Securities and Exchange Commission (“SEC”) of the management of the Separate Account or of the Depositor.
New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.
Services
Administration of policies issued by the Depositor and of registered separate accounts organized by the Depositor may be provided by other affiliates. Neither the Depositor nor the separate accounts are assessed any charges for such services.
Custodianship and depository services for the Registrant are provided by State Street Investment Services (“State Street”). State Street’s address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts, 02111.
Independent registered public accounting firm
The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, and the financial statements of John Hancock Variable Life Account S at December 31, 2016, and for each of the two years in the period ended December 31, 2016, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Legal and Regulatory Matters
There are no legal proceedings to which the Depositor, the Separate Account or the principal underwriter is a party or to which the assets of the Separate Account are subject that are likely to have a material adverse effect on the Separate Account or the ability of the principal underwriter to perform its contract with the Separate Account or of the Depositor to meet its obligations under the policies.
Principal Underwriter/Distributor
John Hancock Distributors LLC (“JH Distributors”), a Delaware limited liability company affiliated with the Depositor, is the principal distributor and underwriter of the securities offered through the prospectus. JH Distributors acts as the principal distributor of a number of other life insurance and annuity products we and our affiliates offer or maintain. JH Distributors also acts as the principal underwriter of John Hancock Variable Insurance Trust (the “Trust”), whose securities are used to fund certain variable investment options under the policies and under other life insurance and annuity products we offer or maintain.
JH Distributors' principal address is 601 Congress Street, Boston, MA 02210, and it also maintains offices with us at 197 Clarendon Street, Boston, MA 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. Our affiliate Signator Investors, Inc. is one such broker-dealer.
The aggregate dollar amount of underwriting commissions paid to JH Distributors by the Depositor and its affiliates in connection with the sale of variable life products in 2016, 2015, and 2014, was $100,416,732, $120,545,566, and, 132,392,739, respectively. JH Distributors did not retain any of these amounts during such periods.
The registered representative through whom your policy is sold will be compensated pursuant to the registered representative’s own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy.
Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms and other financial intermediaries. The terms of such arrangements may differ among firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:
•	Fixed dollar payments: The amount of these payments varies widely. JH Distributors may, for example, make one or more payments in connection with a firm’s conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.
•	Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.
•	Payments based upon “assets under management”: These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.
Our affiliated broker-dealer, Signator Investors, Inc., may pay its respective registered representatives additional cash incentives, such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies.
Additional Information About Charges
A policy will not be issued until the underwriting process has been completed to our satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.
3

Special purchase programs for eligible classes
The policy may be available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.
333-164150	333-164156
333-164151	333-164154
333-164152	333-164155
333-164153
4

AUDITED STATUTORY-BASIS FINANCIAL

STATEMENTS AND SUPPLEMENTARY

INFORMATION

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2016, 2015 and 2014

With Report of Independent Auditors

AUDITED STATUTORY-BASIS FINANCIAL STATEMENTS AND SUPPLEMENTARY INFORMATION

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

The Board of Directors and Stockholder

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) (the Company), which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2, to meet the requirements of Michigan the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 2. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in conformity with accounting practices prescribed or permitted by the Michigan Office of Financial and Insurance Regulation.

/s/ Ernst & Young LLP

Boston, Massachusetts

March 29, 2017

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2016	2015

	(in millions)
Admitted assets
Cash and invested assets:
Bonds	$45,231	$44,463
Stocks:
Preferred stocks	25	23
Common stocks	1,063	658
Investments in affiliates	3,429	3,205
Mortgage loans on real estate	11,631	10,475
Real estate:
Company occupied	295	299
Investment properties	5,953	6,487
Cash, cash equivalents and short-term investments	3,879	4,528
Policy loans	2,722	3,718
Derivatives	10,851	11,001
Receivable for collateral on derivatives	-	26
Receivable for securities	18	5
Other invested assets	6,656	5,618

Total cash and invested assets	91,753	90,506
Investment income due and accrued	752	758
Premiums due and deferred	277	303
Amounts recoverable from reinsurers	280	162
Net deferred tax asset	177	-
Funds held by or deposited with reinsured companies	3,488	3,660
Other reinsurance receivable	200	670
Amounts due from affiliates	411	304
Other assets	1,407	1,755
Assets held in separate accounts	131,147	129,725

Total admitted assets	$229,892	$227,843

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

BALANCE SHEETS – STATUTORY BASIS

	December 31,
	2016	2015

	(in millions)
Liabilities and capital and surplus
Liabilities:
Policy and contract obligations:
Policy reserves	$67,125	$66,516
Policyholders’ and beneficiaries funds	2,717	2,624
Consumer notes	201	265
Dividends payable to policyholders	422	428
Policy benefits in process of payment	526	499
Other amount payable on reinsurance	830	480
Other policy obligations	60	68

Total policy and contract obligations	71,881	70,880
Payable to parent and affiliates	1,436	1,816
Transfers to (from) separate account, net	(423)	(540)
Asset valuation reserve	2,106	1,844
Reinsurance in unauthorized companies	3	3
Funds withheld from unauthorized reinsurers	7,463	7,784
Interest maintenance reserve	1,351	1,630
Current federal income taxes payable	230	-
Net deferred tax liability	-	387
Derivatives	5,370	6,094
Payables for collateral on derivatives	1,907	1,640
Payables for securities	28	42
Other general account obligations	1,239	1,094
Obligations related to separate accounts	131,147	129,725

Total liabilities	223,738	222,399

Capital and surplus:
Preferred stock (par value $1; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2016 and 2015)	-	-
Common stock (par value $1; 50,000,000 shares authorized; 4,728,939 shares issued and outstanding at December 31, 2016 and 2015)	5	5
Paid-in surplus	3,196	3,196
Surplus notes	585	990
Unassigned surplus	2,368	1,253

Total capital and surplus	6,154	5,444

Total liabilities and capital and surplus	229,892	227,843

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF OPERATIONS – STATUTORY-BASIS

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Premiums and other revenues:
Life, long-term care and annuity premiums	$13,227	$16,323	$12,738
Consideration for supplementary contracts with life contingencies	201	140	183
Net investment income	4,308	4,387	4,297
Amortization of interest maintenance reserve	191	181	176
Commissions and expense allowance on reinsurance ceded	629	1,040	817
Reserve adjustment on reinsurance ceded	(7,297)	(16,494)	(10,652)
Separate account administrative and contract fees	1,697	1,786	1,841
Other revenue	434	415	467

Total premiums and other revenues	13,390	7,778	9,867

Benefits paid or provided:
Death, surrender and other contract benefits, net	10,220	9,762	9,064
Annuity benefits	1,622	1,796	1,733
Disability and long-term care benefits	664	647	584
Interest and adjustments on policy or deposit-type funds	94	91	125
Payments on supplementary contracts with life contingencies	191	179	170
Increase (decrease) in life and long-term care reserves	1,784	(2,506)	2,161

Total benefits paid or provided	14,575	9,969	13,837

Insurance expenses and other deductions:
Commissions and expense allowance on reinsurance assumed	1,049	1,289	1,203
General expenses	943	960	972
Insurance taxes, licenses and fees	171	145	138
Net transfers to (from) separate accounts	(5,581)	(6,554)	(8,229)
Investment income ceded	1,240	2,465	4,954
Other deductions	21	(160)	21

Total insurance expenses and other deductions	(2,157)	(1,855)	(941)

Income (loss) from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	972	(336)	(3,029)
Dividends to policyholders	131	(36)	77

Income (loss) from operations before federal income taxes and net realized capital gains (losses)	841	(300)	(3,106)
Federal income tax expense (benefit)	(121)	(778)	(716)

Income (loss) from operations before net realized capital gains (losses)	962	478	(2,390)

Net realized capital gains (losses)	(933)	216	(74)

Net income (loss)	$29	$694	$(2,464)

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY-BASIS

	Preferred and Common Stock	Paid-in Surplus	Surplus Notes	Unassigned Surplus (Deficit)	Total Capital and Surplus

	(in millions)
Balances at January 1, 2014	$5	$3,196	$990	$1,618	$5,809
Net income (loss)				(2,464)	(2,464)
Change in net unrealized capital gains (losses)				2,389	2,389
Change in net deferred income tax				973	973
Decrease (increase) in non-admitted assets				56	56
Change in liability for reinsurance in unauthorized reinsurance				3	3
Decrease (increase) in asset valuation reserves				(553)	(553)
Dividend paid to Parent				(500)	(500)
Change in surplus as a result of reinsurance				(252)	(252)
Other adjustments, net			-	(133)	(133)

Balances at December 31, 2014	5	3,196	990	1,137	5,328

Net income (loss)				694	694
Change in net unrealized capital gains (losses)				(394)	(394)
Change in net deferred income tax				(158)	(158)
Decrease (increase) in non-admitted assets				(43)	(43)
Decrease (increase) in asset valuation reserves				83	83
Dividend paid to Parent				(210)	(210)
Change in surplus as a result of reinsurance				107	107
Other adjustments, net			-	37	37

Balances at December 31, 2015	5	3,196	990	1,253	5,444

Net income (loss)				29	29
Change in net unrealized capital gains (losses)				569	569
Change in net deferred income tax				810	810
Decrease (increase) in non-admitted assets				(38)	(38)
Decrease (increase) in asset valuation reserves				(262)	(262)
Change in surplus as a result of reinsurance				(125)	(125)
Surplus note redemptions			(405)		(405)
Other adjustments, net			-	132	132

Balances at December 31, 2016	$5	$3,196	$585	$2,368	$6,154

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

STATEMENTS OF CASH FLOW – STATUTORY-BASIS

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Operations
Premiums and other considerations collected, net of reinsurance	$13,411	$19,961	$12,924
Net investment income received	4,415	4,600	4,399
Separate account fees	1,697	1,786	1,841
Commissions and expenses allowance on reinsurance ceded	629	1,040	817
Miscellaneous income	595	2,852	450
Benefits and losses paid	(21,060)	(29,836)	(21,960)
Net transfers from (to) separate accounts	5,699	7,404	8,206
Commissions and expenses (paid) recovered	(2,873)	(5,153)	(7,147)
Dividends paid to policyholders	(137)	(250)	(89)
Federal and foreign income and capital gain taxes (paid) recovered	200	847	(382)

Net cash provided by (used in) operating activities	2,576	3,251	(941)

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	20,934	19,217	20,471
Stocks	239	190	130
Mortgage loans on real estate	1,283	1,834	1,789
Real estate	1,295	8	1,053
Other invested assets	485	955	941
Derivatives	-	32	-
Net gains (losses) on cash, cash equivalents and short term investments	(2)	(9)	3

Total investment proceeds	24,234	22,227	24,387

Cost of investments acquired:
Bonds	21,880	19,734	21,430
Stocks	652	848	234
Mortgage loans on real estate	2,440	1,715	1,088
Real estate	446	1,155	539
Other invested assets	1,429	905	1,281
Derivatives	1,420	-	739

Total cost of investments acquired	28,267	24,357	25,311
Net increase (decrease) in receivable/payable for securities and collateral on derivatives	266	(904)	1,729
Net (increase) decrease in policy loans	932	(56)	150

Net cash provided by (used in) investment activities	(2,835)	(3,090)	955

Financing and miscellaneous activities
Surplus notes	(405)	-	-
Borrowed funds	(64)	(276)	(232)
Net deposits (withdrawals) on deposit-type contracts	93	(333)	(85)
Dividend paid to Parent	-	(210)	(500)
Other cash provided (applied)	(14)	(2,516)	3,756

Net cash provided by (used in) financing and miscellaneous activities	(390)	(3,335)	2,939

Net increase (decrease) in cash, cash equivalents and short-term investments	(649)	(3,174)	2,953
Cash, cash equivalents and short-term investments at beginning of year	4,528	7,702	4,749

Cash, cash equivalents and short-term investments at end of year	$3,879	$4,528	$7,702

Non-cash investing activities during the year:
Premium, deposit type contracts and other operating activity for New York Life (“NYL”) 2015 reinsurance transaction and other affiliate transactions, net	$650	$8,357	$-
Transfer of invested assets for NYL 2015 reinsurance transaction and other affiliates, net	(650)	(8,357)	-

The accompanying notes are an integral part of these statutory-basis financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1. Organization and Nature of Operations

John Hancock Life Insurance Company (U.S.A.) (“JHUSA” or the “Company”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

The Company provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance products that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes these products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. On November 10, 2016, the Company announced the discontinuance of new sales of its individual long-term care product effective December 2, 2016. The Company is licensed to sell insurance in 49 states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

Pursuant to a distribution agreement with the Company, John Hancock Distributors LLC (“JHD”), a registered broker-dealer and a wholly-owned subsidiary of the Company, acts as the principal underwriter of variable life contracts and other products issued by the Company.

The Company has two wholly-owned life insurance subsidiaries, John Hancock Life Insurance Company of New York (“JHNY”) and John Hancock Life & Health Insurance Company (“JHLH”).

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known and may impact the amounts reported and disclosed herein.

Basis of Presentation

These financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (the “Insurance Department”). The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Michigan Director of the Department of Insurance and Financial Services (the “Director”) has the authority to prescribe or permit other specific practices that deviate from prescribed practices. NAIC SAP practices differ from accounting principles generally accepted in the United States (“GAAP”) as described below.

Investments: Investments in bonds not backed by other loans are principally stated at amortized cost using the constant yield (interest) method. Bonds can also be stated at the lesser of amortized cost or fair value based on their NAIC designated rating. Non-redeemable preferred stocks, which have characteristics of equity securities, are reported at cost or lower of cost or market value as determined by the Securities Valuation Office of the NAIC (“SVO”) rating, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks, which have characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

For bonds other than loan-backed and structured securities, the Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. The Company recognizes other-than-temporary impairment losses on bonds with unrealized losses when either of the following two conditions exist: the entity either (1) has the intent to sell the debt security or (2) is more likely than not to be required to sell the debt security before its anticipated recovery. Declines in value due to credit difficulties are also considered to be other-than-temporarily impaired when the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

Company does not have the intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in value. The entire difference between amortized cost and fair value on such bonds with credit difficulties is recognized as an impairment loss in income.

Loan-backed and structured securities (i.e., collateralized mortgage obligations) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discounts or amortization of premiums of such securities using either the retrospective or prospective methods. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities and such securities with NAIC designations of 3-6, which are valued using the prospective method. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the present value of estimated future cash flows using the original effective interest rate inherent in the security.

Common stocks are primarily reported at fair value based on quoted market prices and the related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustment for federal income taxes. There are no restrictions on common and preferred stocks.

Insurance subsidiaries are reported at their underlying statutory equity. Non-insurance subsidiaries, which have significant ongoing operations other than for the benefit of the Company and its affiliates, are reported at Generally Accepted Accounting Principles (“GAAP”) equity. Non-insurance subsidiaries, which have no significant ongoing operations other than for the benefit of the Company and its affiliates, are reported based on the underlying equity, plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

Realized capital gains (losses) on sales of securities are recognized using the first in, first out (“FIFO”) method. The cost basis of bonds, common and preferred stocks, and other invested assets is adjusted for impairments in value deemed to be other-than-temporary and such adjustments are reported as a component of net realized capital gains (losses).

Mortgage loans on real estate are reported at unpaid principal balances, less an allowance for impairments. Valuation allowances, if necessary, are established for mortgage loans on real estate based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable and the impairment is other-than-temporary, the mortgage loan is written down and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. Investment income and operating expenses include rent for the Company’s occupancy of Company-owned properties.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost. Short-term investments include investments with maturities of one year or less and greater than three months at the date of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Derivative instruments that meet the criteria to qualify for hedge accounting are accounted for in a manner consistent with the item hedged (i.e., amortized cost or fair value with the related net unrealized capital gains (losses) reported in unassigned surplus along with any adjustment for federal income taxes). Derivative instruments that are entered into for other than hedging purposes or that do not meet the criteria to qualify for hedge accounting are accounted for at fair value, and the related changes in fair value are recognized as net unrealized capital gains (losses) reported in unassigned surplus, net of any adjustments for federal income taxes. Embedded derivatives are not accounted for separately from the host contract.

Other invested assets consist of ownership interests in partnerships and limited liability companies (“LLCs”) which are carried based on the underlying GAAP equity, with the exception of affordable housing tax credit properties, which are

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

carried at amortized cost. The related net unrealized capital gains (losses) are reported in unassigned surplus, net of any adjustments for federal income taxes. The Company records its share of income using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

Interest Maintenance and Asset Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains (losses) on sales of fixed income investments, principally bonds and mortgage loans, and interest-related hedging activities that are attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Balance Sheets. Realized capital gains (losses) are reported in income, net of federal income tax and transferred to the IMR. The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed quarterly statement, excluding EDP equipment, operating system software, net deferred tax assets, and net positive goodwill. Goodwill is amortized over the period the Company benefits economically, not to exceed 10 years. Goodwill held by non-insurance subsidiaries is assessed in accordance with GAAP, subject to certain limitations for holding companies and foreign insurance subsidiaries.

Separate Accounts: Separate account assets and liabilities reported in the accompanying Balance Sheets represent funds that are separately administered, principally for annuity contracts and variable life insurance policies, and for which the contract holder, rather than the Company, bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts are generally reported at fair value. The operations of the separate accounts are not included in the Statements of Operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other revenue. Fees charged to contract holders, principally mortality, policy administration, and surrender charges are included in separate account administrative and contract fees. The assets in the separate accounts are not pledged to others as collateral or otherwise restricted. For the years ended December 31, 2016, 2015 and 2014, there were no gains (losses) on transfers of assets from the general account to the separate account.

Nonadmitted Assets: Certain assets designated as nonadmitted, principally furniture and equipment, prepaid expenses, and other assets not specifically identified as an admitted asset within the NAIC SAP are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Policy Reserves: Reserves for life, long-term care, annuity, and deposit-type contracts are developed by actuarial methods and are determined based on interest rates, mortality tables and valuation methods prescribed by the NAIC that will provide, in the aggregate, reserves that are greater than or equal to the maximum of guaranteed policy cash values or the amounts required by the Insurance Department.

•

The Company waives deduction of deferred fractional premiums on the death of lives insured and annuity contract holders and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of Asset Adequacy Testing (“AAT”) indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in-force. This includes asset adequacy testing required under NAIC Actuarial Guideline 38 Section 8D (“AG 38 8D”). The Company recorded gross reserves of $635 million and $791 million for the calculation required under AG 38 8D, of which $345 million and $465 million was ceded to Manulife Reinsurance Limited (“MRL”) under an existing coinsurance transaction at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, the Company held reserves of $930 million and $920 million, respectively, on insurance in-force for which gross premiums were less than net premiums according to the standard of valuation set by the State of Michigan.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

•

Reserves for individual life insurance policies are maintained using the 1941, 1958, 1980, and 2001 Commissioner’s Standard Ordinary and American Experience Mortality Tables. Methods used include the net level premium method principally for policies issued prior to 1978, a modified preliminary term method, and the Commissioner’s Reserve Valuation Method.

•

Annuity and supplementary contracts with life contingency reserves are based principally on modifications of the 1937 Standard Annuity Table, the Group Annuity Mortality Tables for 1951, 1971, 1983, and 1994, the 1971 and 1983 Individual Annuity Mortality Tables, the 2000 Individual Annuity Mortality Table, and the 2012 Individual Annuity Mortality Table.

•	Liabilities related to policyholder funds left on deposit with the Company are generally equal to fund balances.

•	Long-term care reserves are generally calculated using the one-year preliminary term method based on various mortality, morbidity, and lapse tables.

•

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31, 2016 or 2015. Mean reserves are determined by computing the terminal reserve for the plan at the rated age and assuming annual premiums have been paid as of the valuation date. For certain policies with substandard table ratings, mean reserves are based on rated mortality from 125% to 500% of standard rating; for certain policies with flat extra ratings, mean reserves are based on standard mortality rates increased by 1 to 25 deaths per thousand. An asset is recorded for deferred premiums, net of loading, to adjust the reserve for modal premium payments.

•	For long-term care, the interpolated reserve method is used to adjust the calculated terminal reserve, and in addition an unearned premium reserve is held.

•

Tabular interest, tabular less actual reserve released, and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one percent of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation year.

•

From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to unassigned surplus.

•

Reserves for variable deferred annuity contracts are calculated in accordance with NAIC Actuarial Guideline 43, and primarily use the 1994 Minimum Guaranteed Death Benefit or Annuity 2000 tables. The reserve is based on the worst present value of accumulated losses from the perspective of the Company. The liability is evaluated under both a standard scenario and stochastic scenario, and the Company holds the higher of the standard or stochastic values.

Reinsurance: Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the insurer.

Premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves, and claim liabilities have been reported as reductions of these items.

The Company records a liability for unsecured policy reserves ceded to reinsurers not authorized in the State of Michigan to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

business ceded are reported as income when received. Investment income ceded includes separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers. NAIC SAP prescribes that no gain be recognized upon inception of a reinsurance treaty. The initial consideration is recorded directly to unassigned surplus and released into income over the life of the treaty.

Federal Income Taxes: Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense is reported in the Statements of Operations as federal income tax expense if resulting from operations and within net unrealized capital gains (losses) if resulting from capital transactions. Changes in the balances of deferred taxes, which provide for book versus tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of statutory to tax temporary differences, such as reserves and policy acquisition costs, and of statutory to tax permanent differences, such as tax-exempt interest and tax credits, results in effective tax rates in the Statements of Operations that differ from the federal statutory tax rate.

Participating Insurance and Policyholder Dividends: Participating business represented approximately 15% and 15% of the Company’s aggregate reserve for life contracts at December 31, 2016 and 2015. The amount of policyholders’ dividends to be paid is approved annually by the Company’s Board of Directors. Policyholder dividends are recognized when declared rather than over the term of the related policies. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders’ dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the Company. John Hancock Life Insurance Company (“JHLICO”) was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Reinsurance and Closed Block Note.

Surplus Notes: Surplus notes are reported in capital and surplus, and the interest expense is not accrued unless approved for payment by the Insurance Department.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent movements of cash and highly liquid debt investments with initial maturities of one year or less.

Premiums and Benefits: Premiums for whole, term, and universal life, long-term care, annuity policies, and group annuity contracts with any mortality and morbidity risk are recognized as revenue when due. Revenues for universal life and annuity policies with mortality or morbidity risk, except for term certain supplementary contracts, consist of the entire premium received. Premiums received for variable universal life, as well as annuity policies and group annuity contracts without mortality or morbidity risk are recorded using deposit accounting and are credited directly to an appropriate policy reserve account, without recognizing premium revenue. Benefits incurred represent the total of death benefits paid, annuity benefits paid and the change in policy reserves.

Policy and Contract Claims: Policy and contract claims are determined on an individual-case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

Guaranty Fund Assessments: Guaranty fund assessments are accrued when the Company receives knowledge of an insurance insolvency.

Variances Between NAIC SAP and GAAP: The more significant variances from GAAP are: (a) bonds would generally be reported at fair value; (b) changes in the fair value of derivative financial instruments would generally be reported as revenue unless deemed an effective hedge; (c) embedded derivatives would be bifurcated from the underlying contract or security and accounted for separately at fair value; (d) income recognition on partnerships and LLCs, which are accounted for under the equity method, would not be limited to the amount of cash distribution; (e) majority-owned noninsurance subsidiaries, variable interest entities where the Company is the primary beneficiary, and certain other controlled entities would be consolidated; (f) changes in the balances of deferred income taxes would generally be included in net income; (g) market value adjusted (“MVA”) annuity products would be reported in the general account of the Company; (h) all assets, subject to valuation allowances, would be recognized; (i) reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates of future mortality, morbidity, persistency and interest; (j) reinsurance ceded, unearned ceded premium and unpaid ceded claims would be reported as an asset; (k) AVR and IMR would not be recorded; (l) changes to the mortgage loan valuation allowance would be reported in income; (m) surplus notes would be reported as liabilities; (n) premiums received in excess of policy charges for universal life and annuity policies would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

2. Significant Accounting Policies - (continued)

credited to the account values; (o) certain acquisition costs, such as commissions and other variable costs, directly related to acquiring new business are charged to current operations as incurred, would generally be capitalized and amortized based on profit emergence over the expected life of the policies or over the premium payment period; and (p) changes in unrealized capital gains (losses) and foreign currency translations would be presented as other comprehensive income.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

3. Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Department.

For determining the Company’s solvency under the State of Michigan’s insurance laws and regulations, the Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Michigan for determining and reporting the financial condition and results of operations of the Company. NAIC SAP has been adopted as a component of practices prescribed or permitted by the State of Michigan. The Director has the authority to prescribe or permit other specific practices that deviate from prescribed practices.

As of December 31, 2016 and 2015, the Director had not prescribed or permitted the Company to use any accounting practices that would result in the Company’s income or financial position to deviate from NAIC SAP.

4. Accounting Changes

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of unassigned surplus at the beginning of the year and the amount of unassigned surplus that would have been reported at that date if the new accounting principle had been applied retrospectively.

Adoption of New Accounting Standards

In March 2015, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 1, Disclosure of Accounting Policies, Risks and Uncertainties and Other Disclosures (“SSAP 1”) regarding management’s assessment of an entity’s ability to continue as a going concern. The pronouncement requires management to assess the entity’s ability to continue as a going concern, and provide footnote disclosures when conditions give rise to substantial doubt about an entity’s ability to continue as a going concern within one year from the financial statement issuance date. The new guidance is effective December 31, 2016. The guidance had no impact on the Company’s financial position, results of operations, and financial statement disclosures.

In December 2014, the NAIC adopted revisions to SSAP No. 40R, Real Estate Investments (“SSAP 40R”) which became effective January 1, 2015 allowing real estate property investments that are wholly-owned by a LLC that are directly and wholly-owned by the reporting entity to be reported as real estate. For these investments previously reported within SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP 48”), and owned as of the effective date, the Company recorded a $248 million reduction in other invested assets, and a corresponding increase in real estate investment property holdings.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

4. Accounting Changes - (continued)

Future Adoption of New Accounting Standards

In August, 2016, the NAIC adopted substantive revisions to SSAP No. 51 – Life Contracts in order to allow principle-based reserving (“PBR”) for life insurance contracts as specified in the Valuation Manual. Current statutory accounting guidance refers to existing model laws for reserving guidance which are primarily based on formulaic methodology. Also, in June 2016, the NAIC adopted updates to Appendix A-820: Minimum Life and Annuity Reserve Standards as part of the PBR project, which incorporate relevant aspects of the 2009 revisions to the Standard Valuation Law (Model #820) into Appendix A-820. The effective date is January 1, 2017 and companies are allowed to defer adoption for three years until January 1, 2020. The Company has opted to postpone implementation of PBR until 2020 and is currently assessing the impact of these revisions on its financial statements. Adoption will be on a prospective basis for policies issued on or after the adoption date, therefore, we expect no impact to surplus upon adoption.

Reconciliation Between Audited Financial Statements and NAIC Annual Statements

There were no differences in net income (loss) or capital and surplus between the audited financial statements and the NAIC statements as filed as of and for the years ended December 31, 2016, 2015 and 2014.

5. Investments

Bonds

The carrying value and fair value of the Company’s investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2016:
U.S. government and agencies	$4,896	$240	$(96)	$5,040
States and political subdivisions	2,625	431	(19)	3,037
Foreign governments	2,683	124	(13)	2,794
Corporate bonds	28,746	2,442	(306)	30,882
Mortgage-backed and asset-backed securities	6,281	382	(61)	6,602

Total bonds	$45,231	$3,619	$(495)	$48,355

December 31, 2015:
U.S. government and agencies	$5,378	$348	$(46)	$5,680
States and political subdivisions	2,666	435	(11)	3,090
Foreign governments	2,737	201	(16)	2,922
Corporate bonds	27,480	1,935	(655)	28,760
Mortgage-backed and asset-backed securities	6,202	389	(93)	6,498

Total bonds	$44,463	$3,308	$(821)	$46,950

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2016, by contractual maturity, is as follows:

	Carrying Value	Fair Value

	(in millions)
Due in one year or less	$821	$834
Due after one year through five years	6,066	6,219
Due after five years through ten years	6,520	6,694
Due after ten years	25,543	28,006
Mortgage-backed and asset-backed securities	6,281	6,602

Total	$45,231	$48,355

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the carrying value or fair value, as applicable, of the pledged or deposited assets:

	December 31,
	2016	2015

	(in millions)
At fair value:
Bonds pledged in support of over-the-counter derivative instruments	$317	$244
Bonds pledged in support of exchange-traded futures	533	609
Bonds and cash pledged in support of cleared interest rate swaps	278	120

Total fair value	$1,128	$973

At carrying value:
Bonds on deposit with government authorities	$15	$16
Mortgage loans pledged in support of real estate	16	17
Bonds held in trust	93	92
Pledged collateral under reinsurance agreements	4,101	3,407

Total carrying value	$4,225	$3,532

At December 31, 2016 and 2015, the Company held below investment grade corporate bonds of $2,626 million and $2,047 million, with an aggregate fair value of $2,803 million and $1,990 million, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where there is evidence of impairment or a significant unrealized loss at the Balance Sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security, other than loan-backed and structured securities, is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income. For loan-backed and structured securities in an unrealized loss position, where the Company does not intend to sell or is not likely to be required to sell the security, the Company calculates an other-than-temporary impairment loss by subtracting the net present value of the projected future cash flows of the security from the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions. The cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates, and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to income in a future period.

The following tables disclose the impact of Other-Than-Temporary Impairments (OTTI) on Carrying Values (CV), including the Net Present Value (NPV) of Projected Cash Flows (CF) less than Book Value (BV) by CUSIP:

Year Ended December 31, 2016

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

	$-	$-	$-	$-	$-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-
	-	-	-	-	-

Total	$-	$-	$-	$-	$-

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Year Ended December 31, 2015

CUSIP#	CV Before OTTI	NPV of Projected CFs	Credit OTTI Recognized in Loss	CV After OTTI	Fair Value

36242DFH1	$3	$1	$2	$1	$1
75970NBK2	-	-	-	-	-
94981QAZ1	-	-	-	-	-
805564PN5	2	2	-	2	2
36242DFH1	1	1	-	1	1
55265KS34	1	1	-	1	1
75970NBK2	-	-	-	-	-
126671TU0	-	-	-	-	-
294751CT7	1	1	-	1	1

Total	$8	$6	$2	$6	$6

All impaired securities which have fair value less than cost or amortized cost, for which an other-than-temporary impairment has not been recognized in income as a realized loss, including securities with a recognized other-than-temporary impairment for non-interest related declines when a non-recognized interest related impairment remains.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

The following table shows gross unrealized losses and fair values of bonds, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2016:
U.S. government and agencies	$2,087	$(96)	$-	$-	$2,087	$(96)
States and political subdivisions	286	(10)	32	(9)	318	(19)
Foreign governments	49	(1)	46	(12)	95	(13)
Corporate bonds	6,470	(218)	1,046	(88)	7,516	(306)
Mortgage-backed and asset-backed securities	1,401	(42)	149	(19)	1,550	(61)
Total	$10,293	$(367)	$1,273	$(128)	$11,566	$(495)

	Less than 12 months		12 months or more		Total

	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

			(in millions)
December 31, 2015:
U.S. government and agencies	$3,260	$(46)	$-	$-	$3,260	$(46)
States and political subdivisions	213	(10)	11	(1)	224	(11)
Foreign governments	16	(3)	46	(12)	62	(15)
Corporate bonds	8,424	(482)	1,167	(174)	9,591	(656)
Mortgage-backed and asset-backed securities	1,744	(57)	242	(36)	1,986	(93)
Total	$13,657	$(598)	$1,466	$(223)	$15,123	$(821)

At December 31, 2016 and 2015, there were 626 and 889 bonds that had a gross unrealized loss, of which the single largest unrealized loss was $51 million and $25 million, respectively. The Company anticipates that these bonds will perform in accordance with their contractual terms and the Company currently has the ability and intent to hold these bonds until they recover or mature. Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

For the years ended December 31, 2016, 2015 and 2014, realized capital losses include $61 million, $28 million, and $24 million related to bonds that have experienced an other-than-temporary decline in value and were comprised of 8, 13, and 21 securities, respectively. These are primarily made up of impairments on public and private bonds and sub-prime mortgage-backed securities.

The total recorded investment in restructured corporate bonds at December 31, 2016, 2015 and 2014 was $16 million, $18 million, and $17 million, respectively. There were 2, 0, and 2 restructured corporate bonds for which an impairment was recognized during 2016, 2015 and 2014, respectively. The Company accrues interest income on impaired securities to the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The sales of investments in bonds resulted in the following:

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Proceeds	$20,018	$17,078	$18,292
Realized gross gains	524	500	579
Realized gross losses	(112)	(123)	(111)

The Company had no nonadmitted accrued investment income from bonds (unaffiliated) at December 31, 2016 and 2015.

Affiliate Transactions

In 2016, the Company transferred certain bonds to an affiliate, John Hancock Reassurance Company Limited (“JHRECO”) in lieu of a reinsurance cash settlement. These bonds had a book value of $676 million and fair value of $751 million. The Company recognized $75 million in pre-tax realized gains before transfer to the interest maintenance reserve (“IMR”).

In 2016, the Company sold certain bonds to an affiliate, Manulife Financial Singapore (“MLS”). These bonds had a book value of $93 million and fair value of $100 million. The Company recognized $7 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate, Manubank (“MB”). These bonds had a book value of $12 million and fair value of $12 million. The Company did not recognize any pre-tax realized gains or losses before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife International Ltd (“MIL”). These bonds had a book value of $67 million and fair value of $75 million. The Company recognized $8 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd (“MLRL”). These bonds had a book value of $25 million and fair value of $29 million. The Company recognized $4 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company sold certain bonds to an affiliate Manulife Reinsurance Ltd Partner (“MSLP”). These bonds had a book value of $211 million and fair value of $221 million. The Company recognized $10 million in pre-tax realized gains before transfer to the IMR.

In 2016, the Company received, at fair value, certain bonds from an affiliate, JHNY in lieu of reinsurance cash settlement, for $26 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $343 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MIL, for $60 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLRL, for $29 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, MLS, for $21 million.

In 2016, the Company acquired, at fair value, certain bonds from an affiliate, John Hancock Life & Health Insurance Company (“JHLH”), for $140 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

In 2015, the Company transferred certain bonds to an affiliate, JHRECO in lieu of a reinsurance cash settlement. These bonds had a book value of $537 million and fair value of $609 million. The Company recognized $72 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Bermuda Branch of The Manufacturers Life Insurance Company (“BBMLI”). These bonds had a book value of $270 million and fair value of $284 million at the date of the transaction. The Company recognized $15 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, Manufacturers International Limited (Hong Kong) (“MIL”). These bonds had a book value of $298 million and fair value of $332 million at the date of the transaction. The Company recognized $33 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds to an affiliate, MLS. These bonds had a book value of $135 million and fair value of $147 million at the date of the transaction. The Company recognized $12 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain bonds with an affiliate, Manulife Japan (“MLJ”). These bonds had a net book value of $224 million and fair value of $248 million at the date of the transaction. The Company recognized $24 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHNY, for $152 million.

In 2015, the Company acquired, at fair value, certain bonds from an affiliate, JHLH, for $282 million.

In 2014, JHUSA sold certain bonds to an affiliate, MLI. These bonds had a book value of $178 million and a fair value of $206 million at the date of the transaction. The Company recognized $28 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, MIL. These bonds had a book value of $371 million and a fair value of $433 million in exchange for certain bonds from MIL with a book value of $389 million and fair value of $435 million at the date of the transaction. The Company recognized $62 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA sold certain bonds to an affiliate, JHRECO. These bonds had a book value of $244 million and fair value of $284 million in exchange for certain bonds from JHRECO with a book value of $282 million and fair value of $291 million at the date of the transaction. The Company recognized $41 million in pre-tax realized gains which was deferred in the IMR.

In 2014, JHUSA acquired certain and sold certain bonds from an affiliate, JHNY. These bonds had a net book value of $165 million and a fair value of $188 million at the date of the transactions. The Company recognized $1 million in pre-tax realized gains before transfer to the IMR.

In 2014, JHUSA acquired, at fair value, certain bonds from an affiliate, JHLH, for $72 million.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Preferred and Common Stocks

Cost and Fair Value of the Company’s investments in Preferred and Common Stocks are summarized as follow:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2016:
Preferred stocks:
Nonaffiliated	$25	$15	$-	$40
Affiliates	-	-	-	-
Common stocks:
Nonaffiliated	949	126	(12)	1,063
Affiliates*	1,387	2,042	-	3,429

Total stocks	$2,361	$2,183	$(12)	$4,532

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

	(in millions)
December 31, 2015:
Preferred stocks:
Nonaffiliated	$23	$11	$-	$34
Affiliates	3	-	(3)	-
Common stocks:
Nonaffiliated	634	64	(40)	658
Affiliates*	971	2,241	(7)	3,205

Total stocks	$1,631	$2,316	$(50)	$3,897

*	Affiliates — fair value represents the carrying value

At December 31, 2016 and 2015, there were 192 and 276 nonaffiliated equity securities that had a gross unrealized loss excluding securities that have been written down to zero. The single largest unrealized loss was $3 million and $19 million at December 31, 2016 and 2015, respectively. The Company anticipates that these equity securities will recover in value in the near term.

The Company has a process in place to identify equity securities that could potentially have an impairment that is other-than-temporary. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer; and (3) the Company’s ability and intent to hold the security until it recovers. To the extent the Company determines that a security is deemed to be other-than-temporarily impaired, the difference between book value and fair value would be charged to income.

For the years ended December 31, 2016, 2015 and 2014, realized capital losses include $24 million, $4 million, $2 million and related to preferred and common stocks that have experienced an other-than-temporary decline in value and were comprised of 108, 115, and 33 securities, respectively. These are primarily made up of impairments on public and private common stocks.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Mortgage Loans on Real Estate

At December 31, 2016 and 2015, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits, and monitoring procedures.

December 31, 2016:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,501	East North Central	$1,554
Industrial	872	East South Central	167
Office buildings	3,064	Middle Atlantic	1,856
Retail	3,538	Mountain	531
Agricultural	157	New England	572
Agribusiness	424	Pacific	3,581
Mixed use	22	South Atlantic	2,381
Other	1,060	West North Central	399
Allowance	(7)	West South Central	511
		Canada / Other	86
		Allowance	(7)

Total mortgage loans on real estate	$11,631	Total mortgage loans on real estate	$11,631

December 31, 2015:
Property Type	Carrying Value	Geographic Concentration	Carrying Value

	(in millions)		(in millions)
Apartments	$2,206	East North Central	$1,445
Industrial	739	East South Central	157
Office buildings	2,562	Middle Atlantic	1,599
Retail	3,278	Mountain	516
Agricultural	171	New England	586
Agribusiness	471	Pacific	3,210
Mixed use	22	South Atlantic	1,986
Other	1,034	West North Central	449
Allowance	(8)	West South Central	453
		Canada / Other	82
		Allowance	(8)

Total mortgage loans on real estate	$10,475	Total mortgage loans on real estate	$10,475

The aggregate mortgages outstanding to any one borrower do not exceed $260 million.

During 2016, the respective maximum and minimum lending rates for mortgage loans issued were 0.00% and 0.00% for agricultural loans and 5.51% and 2.80% for commercial loans. The Company issued no purchase money mortgages in 2016 and 2015. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed, or purchase money mortgages does not exceed 75%. Impaired mortgage loans without an allowance for credit losses were $0 million, $0 million, and $0 million at December 31, 2016, 2015 and 2014, respectively. The average recorded investment in impaired loans was $25 million, $34 million, and $41 million at December 31, 2016, 2015 and 2014, respectively. The Company recognized $1 million, $2 million, and $3 million of interest income during the period the loans were impaired for the years ended December 31, 2016, 2015 and 2014, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans. There are no contractual commitments made to extend credit to debtors owning receivables whose terms have been modified in troubled debt restructurings. The Company accrues interest income on impaired loans to the extent deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (“IRR”). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2016	2015

	(in millions)
AAA	$232	$345
AA	2,678	1,974
A	5,555	4,685
BBB	3,037	3,251
BB	111	177
B and lower and unrated	18	43

Total	$11,631	$10,475

Affiliate Transactions

In 2015, the Company sold certain mortgages to an affiliate, JHNY. These mortgages had a book value of $67 million and fair value of $73 million at the date of the transaction. The Company recognized $5 million in pre-tax realized gains before transfer to the IMR.

In 2015, the Company sold certain mortgages to an affiliate, JHLH. These mortgages had a book value of $2 million and fair value of $2 million at the date of the transaction. The Company recognized $0 million in pre-tax realized gains before transfer to the IMR.

Real Estate

The composition of the Company’s investment in real estate is summarized as follows:

	December 31,
	2016	2015

	(in millions)
Properties occupied by the company	$392	$381
Properties held for the production of income	6,150	7,178
Properties held for sale	395	-
Less accumulated depreciation	(689)	(773)

Total	$6,248	$6,786

The Company recorded $38 million, $0 million, and $0 million of impairments on real estate investments during the years ended December 31, 2016, 2015 and 2014, respectively.

On May 20, 2016, the Company entered into an arrangement to sell three real estate properties to Manulife U.S. Real Estate Investment Trust (“REIT”) for $777 million. These properties had a book value of $524 million and fair value of $769

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

million. Approximately 62% of the $245 million gain from operations was ceded to an affiliate reinsurer. The Company recognized an after-tax gain, after reinsurance of $60 million.

On December 12, 2014, the Company entered into an arrangement with Allianz to co-invest up to $1 billion in the U.S. real estate market. As part of this arrangement, the Company sold 100% of certain real estate holding to an unaffiliated joint venture limited partnership (“LP”) in return for cash and a 20% equity interest in the LP. These properties had a book value of $343 million and fair value of $545 million, which resulted in a gain to operations of $161 million (after 20% deferral of realized gain). The Company provides the LP with property management services and through a wholly-owned subsidiary provides the LP with asset management services.

Affiliate Transactions

In 2014, JHUSA acquired, at fair value, real estate from an affiliate, JHNY, for approximately $33 million.

Other Invested Assets

The Company had no investments in partnerships or LLCs that exceed 10% of its admitted assets at December 31, 2016 and 2015.

Other invested assets primarily consist of investments in partnerships and LLCs. The Company recorded $99 million, $120 million, and $3 million of impairments on partnerships and LLCs during the years ended December 31, 2016, 2015 and 2014, respectively. These impairments are based on significant judgement by the Company in determining whether the objective evidence of other-than-temporary impairment exists. The Company considers relevant facts and circumstances in evaluating whether the impairment of an other invested asset is other-than-temporary. Relevant facts and circumstances include (1) the length of time the fair value has been below cost; (2) the financial position of the investee; (3) the Company’s ability and intent to hold the other invested asset until it recovers. To the extent the Company determines that an other invested asset is deemed to be other-than-temporarily impaired, the difference between book and fair value would be charged to income.

Other

The subprime lending sector, also referred to as B-paper, near-prime, or second chance lending, is the sector of the mortgage lending industry which lends to borrowers who do not qualify for prime market interest rates because of poor or insufficient credit history.

For purposes of this disclosure, subprime exposure is defined as the potential for financial loss through direct investment, indirect investment, or underwriting risk associated with risk from the subprime lending sector. For purposes of this note, subprime exposure is not limited solely to the risk associated with holding direct mortgage loans, but also includes any indirect risk through investments in asset-backed or structured securities, hedge funds, common stock, subsidiaries and affiliates, and insurance product issuance.

Although it can be difficult to determine the indirect risk exposures, it should be noted that not only does it include expected losses, it also includes the potential for losses that could occur due to significantly depressed fair value of the related assets in an illiquid market.

The Company had no direct exposure through investments in subprime mortgage loans as of December 31, 2016 or 2015.

Management considers several factors when classifying a structured finance or residential mortgage-backed security holding as “subprime” or placing a security in the highest risk category. These factors include the transaction’s weighted average FICO or credit score, loan-to-value ratio (LTV), geographic composition, lien position, loan purpose, and loan documentation.

The Company has entered into certain repurchase agreements with an aggregate carrying value of $0 million and $0 million as of December 31, 2016 and 2015, respectively. For such agreements, the Company agrees to a specified term, price, and interest rate through the date of the repurchase.

The Company established a facility with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”) whereby cash collateral can be received under a repurchase agreement program. There was no repurchase agreement activity in 2016.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

5. Investments - (continued)

For securities lending transactions, the Company’s policy is to require a minimum of 102% of the fair value of securities loaned to be maintained as non-cash collateral. Positions are marked to market and adjusted on a daily basis to ensure the 102% margin requirement is maintained. There were no securities on loan as of December 31, 2016 and 2015.

Net Investment Income and Net Realized and Other Gains (Losses)

Major categories of the Company’s net investment income are summarized as follows:

	2016	2015	2014

	(in millions)
Income:
Bonds	$2,232	$2,231	$2,378
Preferred stocks	-	-	2
Common stocks	225	372	76
Mortgage loans on real estate	609	670	738
Real estate	762	722	669
Policy loans	167	190	287
Cash, cash equivalents and short-term investments	18	8	7
Other invested assets	506	466	464
Derivatives	594	520	452
Other income	30	27	23

Total investment income	5,143	5,206	5,096
Expenses
Investment expenses	(529)	(533)	(516)
Investment taxes, licenses and fees, excluding federal income taxes	(94)	(84)	(85)
Investment interest expense	(82)	(84)	(91)
Depreciation on real estate and other invested assets	(130)	(118)	(107)

Total investment expenses	(835)	(819)	(799)

Net investment income	$4,308	$4,387	$4,297

Realized capital gains (losses) and amounts transferred to the IMR are as follows:

	2016	2015	2014

	(in millions)
Realized capital gains (losses)	$(494)	$965	$431
Less amount transferred to the IMR (net of related tax benefit (expense) of $31 in 2016, $(138) in 2015, and $(66) in 2014)	(57)	256	123

Realized capital gains (losses) before tax	(437)	709	308
Less federal income taxes on realized capital gains (losses) before effect of transfer to the IMR	496	493	382

Net realized capital gains (losses)	$(933)	$216	$(74)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Swaptions are contractual agreements whereby the holder has the right, but not obligation, to enter into a given swap agreement on a specified future date.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, pre-payable interest rate swap agreements, swaptions, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective cash flow and fair value hedge accounting relationships. These derivatives hedge the variable cash flows associated with certain floating-rate bonds, as well as, future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These derivatives reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. For its fair value hedging relationships, the Company uses interest rate swap agreements and interest rate treasury locks to hedge the risk of changes in fair value of existing fixed rate assets and liabilities arising from changes in benchmark interest rates.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in other hedging relationships.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in effective hedge accounting relationships and other hedging relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in other hedging relationships.

The Company also uses interest rate floors and swaptions primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in other hedging relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in effective hedge accounting relationships and other hedging relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other hedging relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in effective hedge accounting relationships and other hedging relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options that are exchange-traded in other hedging relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in other hedging relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”) or the purchase of credit default swap index (“CDX”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

A CDX is similar to a CDS in that it is a credit derivative used to hedge credit risk; however, it uses a basket of credit entities or indexes rather than a single reference entity or index. CDX is a standardized credit security and it is cleared through a clearing house.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Replication Synthetic Assets. Replication synthetic asset transactions (“RSATs”) are derivative transactions made in combination with a cash instrument in order to reproduce the investment characteristic of an otherwise permissible investment. The Company uses interest rate swaps and credit default swaps in these transactions when direct investments are either too expensive to acquire or otherwise unavailable in the market. Such derivatives can only be RSATs and not hedging vehicles.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in effective hedge accounting relationships, other hedging relationships, and RSATs:

		December 31, 2016
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$2,982	$-	$-	$398	$177
	Foreign currency swaps	63	1	8	-	16

Cash flow hedges	Interest rate swaps	9,443	-	-	1,164	282
	Foreign currency swaps	1,550	143	79	375	316
	Foreign currency forwards	209	-	-	-	17
	Equity total return swaps	33	-	-	11	-

Total Derivatives in Effective Hedge Accounting Relationships		$14,280	$144	$87	$1,948	$808

Other Hedging Relationships
	Interest rate swaps	$122,946	$9,855	$4,808	$9,855	$4,808
	Interest rate treasury locks	10,579	243	467	243	467
	Interest rate options	6,994	280	-	280	-
	Interest rate futures	-	-	-	-	-
	Foreign currency swaps	322	78	5	78	5
	Foreign currency forwards	77	8	-	8	-
	Foreign currency futures	-	-	-	-	-
	Equity total return swaps	140	10	3	10	3
	Equity index options	3,428	232	-	232	-
	Equity index futures	-	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$144,486	$10,706	$5,283	$10,706	$5,283

Replication Synthetic Asset Transactions
	Interest rate swaps	$3,135	$-	$-	$86	$115
	Credit default swaps	65	1	-	1	-

Total Derivatives in Replication Synthetic Asset Transactions		$3,200	$1	$-	$87	$115

Total Derivatives		$161,966	$10,851	$5,370	$12,741	$6,206

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

		December 31, 2015
		Notional Amount	Carrying Value Assets	Carrying Value Liabilities	Fair Value Assets	Fair Value Liabilities

		(in millions)
Effective Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$3,553	$-	$-	$457	$256
	Foreign currency swaps	142	10	7	1	24

Cash flow hedges	Interest rate swaps	10,358	-	-	1,516	267
	Foreign currency swaps	1,571	168	93	420	339
	Foreign currency forwards	288	-	-	-	31
	Equity total return swaps	26	-	-	-	1

Total Derivatives in Effective Hedge Accounting Relationships		$15,938	$178	$100	$2,394	$918

Other Hedging Relationships
	Interest rate swaps	$149,942	$10,043	$5,770	$10,043	$5,770
	Interest rate treasury locks	8,429	364	153	364	153
	Interest rate options	4,253	144	-	144	-
	Interest rate futures	4,656	-	-	-	-
	Foreign currency swaps	972	123	62	123	62
	Foreign currency forwards	73	8	-	8	-
	Foreign currency futures	1,842	-	-	-	-
	Equity total return swaps	131	2	1	2	1
	Equity index options	2,878	138	8	138	8
	Equity index futures	9,169	-	-	-	-
	Credit default swaps	-	-	-	-	-

Total Derivatives in Other Hedging Relationships		$182,345	$10,822	$5,994	$10,822	$5,994

Replication Synthetic Asset Transactions
	Interest rate swaps	$2,385	$-	$-	$90	$13
	Credit default swaps	295	1	-	3	-

Total Derivatives in Replication Synthetic Asset Transactions		$2,680	$1	$-	$93	$13

Total Derivatives		$200,963	$11,001	$6,094	$13,309	$6,925

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting and are reported in a manner consistent with the hedged asset or liability. For the years ended December 31, 2016, 2015 and 2014, respectively, the Company recorded unrealized gains (losses) of $436 million, ($33) million, and $1,215 million, respectively, related to derivatives that no longer qualify for hedge accounting.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps and currency forwards to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2016, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

The maximum time frame for which variable cash flows are hedged is 30 years.

Derivatives Not Designated as Hedging Instruments in Effective Hedge Accounting or RSAT Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. The Company manages a hedging program to reduce its exposure to certain contracts with the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity and currency futures, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

For the years ended December 31, 2016, 2015 and 2014 net gains and losses related to derivatives in other hedging relationships were recognized by the Company, and the components were recorded in net unrealized and net realized gains (losses) as follows:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Other Hedging Relationships
Net unrealized capital gain (loss):
Interest rate swaps	$773	$367	$2,043
Interest rate treasury locks	(435)	(728)	1,323
Interest rate options	(8)	16	67
Foreign currency swaps	(31)	-	(5)
Foreign currency forwards	-	5	4
Equity total return swaps	(4)	2	-
Equity index options	68	(76)	(23)
Credit default swaps	-	-	-

Total net unrealized capital gain (loss)	$363	$(414)	$3,409

Net realized capital gain (loss):
Interest rate swaps	$(490)	$(495)	$(178)
Interest rate treasury locks	342	446	157
Interest rate options	-	-	-
Interest rate futures	(23)	(25)	(141)
Foreign currency swaps	3	4	18
Foreign currency forwards	24	26	1
Foreign currency futures	94	99	165
Equity total return swaps	(9)	11	24
Equity index options	(98)	(18)	5
Equity index futures	(1,007)	(42)	(692)
Credit default swaps	-	-	-
Commodity futures	-	-	-

Total net realized capital gain (loss)	$(1,164)	$6	$(641)

Total gain (loss) from derivatives in other hedging relationships	$(801)	$(408)	$2,768

The Company also deferred net realized gains (losses) of ($526) million, ($495) million, and ($192) million (including ($490) million, ($495) million, and ($174) million of losses for derivatives in other hedging relationships, respectively) related to interest rates for the years ended December 31, 2016, 2015 and 2014, respectively. Deferred net realized gains and losses are reported in IMR and amortized over the remaining period to expiration date.

Credit Default Swaps

The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. In addition, the Company replicates the exposure of a basket of entities using CDX with complementary cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2016 and 2015, respectively

	December 31, 2016			December 31, 2015

	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional Amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate debt
AAA	$10	$-	2	$35	$-	1
AA	10	-	1	95	1	1
A	45	1	1	165	2	1
BBB	-	-	-	-	-	-

Total CDS protection sold	$65	$1		$295	$3

[1]

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

[3]	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company holds no purchased credit protection at December 31, 2016 and 2015. The average credit rating of the counterparties guaranteeing the underlying credits is A and the weighted average maturity is 1 year.

Credit Risk

The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2016 and 2015, the Company accepted collateral consisting of cash of $1,907 million and $1,640 million, and various securities with a fair value of $4,656 million and $5,014 million, respectively, which is held in separate custodial accounts and not reflected within these financial statements. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

Under U.S. regulations, certain interest rate swap agreements and credit default swap agreements are required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

6. Derivatives - (continued)

Transactions with Affiliates

The Company has entered into a currency swap agreement with JHFC which was recorded at fair value. JHFC utilizes the currency swap to hedge currency exposure on foreign currency financial instruments. The Company has also entered into currency swap agreements with external counterparties which offset the currency swap agreement with JHFC. As of December 31, 2016 and 2015, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $315 million and $397 million, respectively.

The Company has entered into equity total return swap agreements with MLI which are recorded at fair value. JHUSA utilizes the equity total return swaps to hedge equity exposure on restricted share units (“RSU”). As of December 31, 2016, the equity total return swap agreements with MLI had a fair value of $16 million.

7. Fair Value

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition – This category includes assets and liabilities measured at fair value. Financial instruments in this category include bonds and preferred stocks carried at the lower of cost or fair value due to their SVO quality rating, common stocks, derivatives, and separate account assets.

•	Other Financial Instruments Not Reported at Fair Value After Initial Recognition – This category includes assets and liabilities as follows:

Bonds — For bonds, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds.

Mortgage Loans on Real Estate — The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type. The fair value of impaired mortgage loans is based on the net of the collateral less estimated cost to obtain and sell. Fair value of commercial mortgages is derived through an internal valuation methodology using both observable and unobservable inputs. Unobservable inputs include credit assumptions and liquidity spread adjustments. Fair value of fixed-rate residential mortgages is determined using the discounted cash flow method. Inputs used for valuation are primarily comprised of prevailing interest rates and prepayment rates, if applicable. Fair value of variable-rate residential mortgages is assumed to be their carrying value.

Cash, Cash Equivalents and Short-Term Investments — The carrying values for cash, cash equivalents, and short-term investments approximate their fair value due to the short-term maturities of these instruments.

Policy Loans — These loans are carried at unpaid principal balances, which approximate their fair values.

Policy Reserves — Policy reserves consists of guaranteed investment contracts. The fair values associated with these financial instruments are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Policyholders’ and Beneficiaries Funds — Includes term certain contracts and supplementary contracts without life contingencies. The fair values associated with the term certain contracts and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. Effective December 31, 2016, fair value disclosure is no longer required for those balances that can be withdrawn by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

the policyholder at any time without prior notice or penalty. The fair value is the amount estimated to be payable to the policyholder as of the reporting date which is generally the carrying value and provides no additional disclosure value.

Consumer Notes – The fair value of consumer notes is determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

Financial Instruments Measured at Fair Value and Reported in the Balance Sheet after Initial Recognition

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 — Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date reflecting market transactions. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 — Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most bonds are classified within Level 2. Also, included in the Level 2 category are certain separate account assets and derivative assets and liabilities.

•

Level 3 — Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include impaired bonds and less liquid securities, such as structured asset-backed securities, commercial mortgage-backed securities, and other securities that have little or no price transparency.

Determination of Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (not a forced liquidation or distress sale) between market participants at the measurement date, that is, an exit value.

When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is typically based upon alternative valuation techniques such as discounted cash flows, matrix pricing, consensus pricing services and other techniques. Broker quotes are generally used when external public vendor prices are not available.

The Company has a process in place that includes a review of price movements relative to the market, a comparison of prices between vendors, and a comparison to internal matrix pricing which uses predominately external observable data. Judgement is applied in adjusting external observable data for items including liquidity and credit factors.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

Bonds

Refer to the previous page for the determination of fair value of bonds. Generally, impaired bonds with a NAIC designation rating of 6 whose cost is greater than its fair value are reported at fair value and are classified within Level 3.

Preferred Stocks

Preferred stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Preferred stocks not traded in active markets are classified within Level 3.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Common Stocks

Common stocks with active markets are classified within Level 1, as fair values are based on quoted market prices. Common stocks not traded in active markets are classified within Level 3.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value, that are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Separate Account Assets and Liabilities

For separate accounts structured as a non-unitized fund, the fair value of separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of the separate account assets is based on the fair value of the underlying funds owned by the separate account. Assets owned by the Company’s separate accounts primarily include: investments in mutual funds, bonds, common stock, short-term investments, real estate, and cash and cash equivalents. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported net asset value (“NAV”). Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. Level 2 assets consist primarily of bonds which are valued using matrix pricing with independent pricing data.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry them at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The following table presents the Company’s assets and liabilities that are measured and reported at fair value in the Balance Sheets after initial recognition by fair value hierarchy level:

	December 31, 2016
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$17	$17	$-	$-	$17
Loan-backed and structured securities	7	7	-	-	7

Total bonds with NAIC 6 rating	24	24	-	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	1,063	1,063	894	-	169

Total common stocks	1,063	1,063	894	-	169
Derivatives:
Interest rate swaps	9,855	9,855	-	9,855	-
Interest rate treasury locks	243	243	-	1	242
Interest rate options	280	280	-	108	172
Interest rate futures	-	-	-	-	-
Foreign currency swaps	78	78	-	78	-
Foreign currency forwards	8	8	-	8	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	10	10	-	-	10
Equity index options	232	232	-	97	135
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,706	10,706	-	10,147	559
Assets held in separate accounts	131,147	131,147	125,847	3,404	1,896

Total assets	$142,940	$142,940	$126,741	$13,551	$2,648

Liabilities:
Derivatives:
Interest rate swaps	$4,808	$4,808	$-	$4,773	$35
Interest rate treasury locks	467	467	-	32	435
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	5	5	-	5	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	3	3	-	-	3
Equity index options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,283	5,283	-	4,810	473
Liabilities held in separate accounts	131,147	131,147	125,847	3,404	1,896

Total liabilities	$136,430	$136,430	$125,847	$8,214	$2,369

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Bond with NAIC 6 rating:
Industrial and misc	$29	$29	$-	$-	$29
Loan-backed and structured securities	7	7	-	-	7

Total bonds with NAIC 6 rating	36	36	-	-	36
Preferred stocks:
Industrial and misc	-	-	-	-	-

Total preferred stocks	-	-	-	-	-
Common stocks:
Industrial and misc	658	658	548	-	110

Total common stocks	658	658	548	-	110
Derivatives:
Interest rate swaps	10,043	10,043	-	10,043	-
Interest rate treasury locks	364	364	-	-	364
Interest rate options	144	144	-	-	144
Interest rate futures	-	-	-	-	-
Foreign currency swaps	123	123	-	123	-
Foreign currency forwards	8	8	-	8	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	2	2	-	-	2
Equity index options	138	138	-	36	102
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	10,822	10,822	-	10,210	612
Assets held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total assets	$141,241	$141,241	$124,838	$13,680	$2,723

Liabilities:
Derivatives:
Interest rate swaps	$5,770	$5,770	$-	$5,700	$70
Interest rate treasury locks	153	153	-	-	153
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	62	62	-	62	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	1	1	-	-	1
Equity index options	8	8	-	8	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-

Total derivatives	5,994	5,994	-	5,770	224
Liabilities held in separate accounts	129,725	129,725	124,290	3,470	1,965

Total liabilities	$135,719	$135,719	$124,290	$9,240	$2,189

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

The table below presents the carrying amounts and fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Balance Sheets:

	December 31, 2016
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Bonds (1)	$45,207	$46,015	$-	$42,245	$3,770
Preferred stocks	25	40	-	-	40
Mortgage loans on real estate	11,631	12,391	-	-	12,391
Cash, cash equivalents and short term investments	3,879	3,879	2,509	1,370	-
Policy loans	2,722	2,722	-	2,722	-
Derivatives in effective hedge accounting and RSAT relationships	145	2,035	-	2,023	12

Total assets	$63,609	$67,082	$2,509	$48,360	$16,213

Liabilities:
Consumer notes	$201	$228	$-	$-	$228
Borrowed money	160	160	-	160	-
Policy reserves	1,455	1,439	-	-	1,439
Policyholders’ and beneficiaries funds	965	1,151	-	1,151	-
Derivatives in effective hedge accounting and RSAT relationships	87	923	-	760	163

Total liabilities	$2,868	$3,901	$-	$2,071	$1,830

	December 31, 2015
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Bonds (1)	$44,427	$44,595	$-	$40,866	$3,729
Preferred stocks	23	34	-	-	34
Mortgage loans on real estate	10,475	11,213	-	-	11,213
Cash, cash equivalents and short term investments	4,528	4,528	2,059	2,469	-
Policy loans	3,718	3,718	-	3,718	-
Derivatives in effective hedge accounting and RSAT relationships	179	2,487	-	2,484	3

Total assets	$63,350	$66,575	$2,059	$49,537	$14,979

Liabilities:
Consumer notes	$265	$289	$-	$-	$289
Borrowed money	160	160	-	160	-
Policy reserves	1,553	1,533	-	-	1,533
Policyholders’ and beneficiaries funds	2,685	2,850	-	1,151	1,699
Derivatives in effective hedge accounting and RSAT relationships	100	931	-	664	267

Total liabilities	$4,763	$5,763	$-	$1,975	$3,788

(1)	Bonds are carried at amortized cost unless they have NAIC designation rating of 6. Fair value of bonds exclude leveraged leases of $ 2,316 million and $ 2,319 million at December 31, 2016 and 2015, respectively. The Company calculates the carrying value by accruing income at its expected internal rate of return.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2016 and 2015, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2016 and 2015.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured and reported at fair value for the years ended December 31, 2016, 2015 and 2014, are summarized as follows:

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2016	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2016

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$29	$1	$(1)	$-	$1	$-	$(17)	$-	$4	$-	$17
Impaired mortgage-backed and asset-backed securities	7	1	-	-	-	-	(1)	-	-	-	7

Total bonds with NAIC 6 rating	36	2	(1)	-	1	-	(18)	-	4	-	24
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	110	(1)	37	-	25	-	(2)	-	-	-	169

Total common stocks	110	(1)	37	-	25	-	(2)	-	-	-	169
Net derivatives	388	-	(407)	-	152	-	-	-	-	(47)	86
Separate account assets/liabilities	1,965	84	-	-	46	-	(234)	-	11	24	1,896

Total	$2,499	$85	$(371)	$-	$224	$-	$(254)	$-	$15	$(23)	$2,175

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2015	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2015

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$-	$(4)	$(1)	$-	$2	$-	$(2)	$-	$41	$(7)	$29
Impaired mortgage-backed and asset-backed securities	21	(3)	3	-	-	-	(24)	-	15	(5)	7

Total bonds with NAIC 6 rating	21	(7)	2	-	2	-	(26)	-	56	(12)	36
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	98	(2)	8	-	7	-	(3)	-	2	-	110

Total common stocks	98	(2)	8	-	7	-	(3)	-	2	-	110
Net derivatives	1,050	-	(614)	-	27	-	-	-	-	(75)	388
Separate account assets/liabilities	2,338	189	-	-	27	-	(593)	-	4	-	1,965

Total	$3,507	$180	$(604)	$-	$63	$-	$(622)	$-	$62	$(87)	$2,499

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS – (CONTINUED)

7. Fair Value - (continued)

		Net realized/unrealized gains (losses) included in:							Transfers
	Balance at January 1, 2014	Net income (1)	Surplus	Amounts credited to separate account liabilities (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2014

	(in millions)
Bonds with NAIC 6 rating:
Impaired corporate bonds	$26	$-	$(3)	$-	$-	$-	$-	$-	$-	$(23)	$-
Impaired mortgage-backed and asset-backed securities	34	-	1	-	-	-	-	-	11	(25)	21

Total bonds with NAIC 6 rating	60	-	(2)	-	-	-	-	-	11	(48)	21
Preferred stocks:
Industrial and misc	-	-	-	-	-	-	-	-	-	-	-

Total preferred stocks	-	-	-	-	-	-	-	-	-	-	-
Common stocks:
Industrial and misc	86	-	(1)	-	14	-	(1)	-	-	-	98

Total common stocks	86	-	(1)	-	14	-	(1)	-	-	-	98
Net derivatives	(114)	26	1,088	-	72	-	(25)	-	41	(38)	1,050
Separate account assets/liabilities	2,221	162	-	-	68	-	(270)	-	163	(6)	2,338

Total	$2,253	$188	$1,085	$-	$154	$-	$(296)	$-	$215	$(92)	$3,507

(1)	This amount is included in net realized capital gains (losses) on the Statements of Operations.
(2)	Changes in the fair value of separate account assets are credited directly to separate account liabilities in accordance with NAIC SAP and are not reflected in income.
(3)	For financial instruments that are transferred into and/or out of Level 3, the Company uses the fair value of the instruments at the beginning of the reporting period.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION

DECEMBER 31, 2016

7. Fair Value - (continued)

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying instruments into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that instrument, thus eliminating the need to extrapolate market data beyond observable points. Additionally, securities carried at fair value at the beginning of the period but carried at amortized cost at the end of the period due to rating change or change in fair value relative to amortized cost, are included in transfers out of Level 3. Conversely, any securities carried at amortized cost at the beginning of the period and carried at fair value at the end of the year due to SVO rating change or change in fair value relative to amortized cost, are included into transfers into Level 3.

8. Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to shift underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying statutory-basis financial statements were as follows:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums earned
Direct	$19,809	$20,189	$19,525
Assumed	872	1,867	792
Ceded	(7,454)	(5,733)	(7,579)

Net	$13,227	$16,323	$12,738

Benefits to policyholders ceded	$(15,271)	$(16,713)	$(18,500)

Reserve amounts ceded to reinsurers not authorized in the State of Michigan are mostly covered by letters of credit or trust agreements. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Neither the Company nor any of its related parties control, directly or indirectly, any external reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there were no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

As of December 31, 2016, if all reinsurance agreements were cancelled the estimated aggregate reduction in unassigned surplus is $1,922 million.

The Company has not entered into any reinsurance transactions within the scope of Actuarial Guideline 48, the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation.

Non-Affiliated Reinsurance

The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

Effective July 1, 2015, the Company entered into coinsurance reinsurance agreements with New York Life (“NYL”) to cede 100% quota share (“QS”) of the Company’s JHLICO Closed Block policies (“NYL 100% Coinsurance”). In addition, NYL agreed to retrocede 40% QS of the same policy risks back to the Company under a coinsurance funds withheld (“FWH”) agreement (“NYL 40% FWH Retrocession”). Collectively, these agreements are known as the NYL Agreements. The NYL 100% Coinsurance keeps the assets supporting the JHLICO Closed Block together in NYL, and the NYL 40% FWH Retrocession adjusts the net reinsurance to NYL to 60% of the JHLICO Closed Block policies at risk. The transactions included the transfer to NYL of $8,916 million of invested assets and $5,282 million in net policy liabilities. In addition, the Company recognized approximately $3,698 million of FWH assets. The transactions resulted in a pre-tax loss of $70 million, including a ceding commission paid of $263 million, and an increase in surplus of $281 million, net of tax, which was deferred and amortized over a period of approximately 20 years.

The table below consists of the impact of the NYL Agreements:

	Year ended December 31,
	2016	2015
	(in millions)
Premiums ceded	$(264)	$(8,180)
Premiums assumed	106	3,272
Benefits ceded	(615)	(314)
Benefits assumed	246	126
Other reinsurance receivable (payable)	(2)	362
Funds held by or deposited with reinsured companies	3,483	3,655

In conjunction with the NYL Agreements, the existing 100% coinsurance FWH agreement which retrocedes the JHLICO Closed Block New York business back to the Company from JHNY was recaptured. The recapture resulted in a decrease in FWH assets of $1,919 million, a net decrease in policy assets and liabilities of $1,918 million, and an increase in surplus of $96 million. In addition, the 90% modified coinsurance FWH treaty with MRBL was also recaptured. The recapture resulted in a decrease in assets of $1,000 million, an increase in net policy liabilities of $1,266 million and a decrease in surplus of $173 million, net of tax. The recaptures were necessary to complete the NYL Agreements, because the policies under these agreements are the same policies at risk under the NYL Agreements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

Affiliated Reinsurance

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHNY:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded, net	$(183)	$(2,231)	$(192)
Benefits ceded, net	(427)	(436)	(394)
Funds held by or deposited with reinsured companies	-	-	1,952
Other reinsurance receivable	41	60	86
Other amounts payable on reinsurance	9	1	10
Treaty settlement received (paid)*	246	527	449
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On January 1, 2010, the assets supporting the policyholders who reside in the state of New York (“NY business”) were transferred to JHNY from the Company. The transfer included participating traditional life insurance, universal life insurance, fixed deferred and immediate annuities, participating pension contracts, and variable annuities. The NY business was transferred using assumption reinsurance, modified coinsurance and coinsurance with cut-through provisions.

The NY business related to participating traditional life insurance policies was transferred from JHUSA to JHNY under a coinsurance agreement and was immediately retroceded back to JHUSA using a coinsurance FWH agreement. JHNY retained the invested assets supporting this block of business. As previously noted, the coinsurance FWH agreement was recaptured effective July 1, 2015. The NY business related to variable universal life was reinsured through coinsurance and modified coinsurance. The NY business related to universal life was transferred from the Company to JHNY under coinsurance agreements.

The NY business related to a majority of the fixed deferred annuity business was transferred from the Company to JHNY under an assumption reinsurance agreement. The NY business related to variable annuities and some participating pension contracts where assets were held in separate accounts were reinsured through modified coinsurance. The NY business related to fixed deferred and immediate annuities and participating pension contracts was transferred from the Company to JHNY under a coinsurance agreement.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, JHRECO:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(517)	$(530)	$(546)
Benefits ceded	(836)	(756)	(759)
Other amounts payable on reinsurance	24	25	58
Funds withheld from unauthorized reinsurers	7,236	7,544	7,409
Treaty settlement received (paid)*	(594)	(468)	(489)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company reinsures a large portion of the Long Term Care (“LTC”) risk under a single accounting and capital regime, which helps to manage JHUSA’s overall risk profile and reduce strain on statutory surplus. JHUSA’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, The Office of the Superintendent of Financial Institution (“OSFI”), and reports its results on a consolidated International Financial Reporting Standards (“IFRS”) basis. As such, the agreement has no impact on the parent company financial results. The Company also reinsures a portion of the risk related to certain annuity policies. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company.

JHRECO does not retrocede any risks to a third party or affiliates. The risks assumed by JHRECO are solely the responsibility of JHRECO, but they are also retained within the parent company group. These reinsurance agreements have no impact on the parent company’s financial statements as it reports its risks on a consolidated basis. Reserve credits taken were $8,320 million and $7,513 million at December 31, 2016 and 2015, respectively. Total amount of collateral was $8,631 million, and $8,916 million at December 31, 2016 and 2015, respectively.

A description of the nature of the collateral (funds withheld by the reporting entity, assets placed in trust for the benefit of the captive, Letters of Credit, etc.), if applicable, as well as a tabular presentation of the value of all assets held by or on behalf of the captive reinsurer that back the long term care liabilities (including capital) are summarized below:

JHRECO currently holds assets in trust under a trust agreement effective December 4, 2008. As of December 31, 2016 and 2015, the market values of trust balances by asset class supporting the LTC JHRECO agreement are as follows:

	December 31, 2016	December 31, 2015

	(in millions)
Bonds(1)	$1,637	$1,641
Cash and Short-Term Securities	7	6

Total Market Value	$1,644	$1,647

As of December 31, 2016 and 2015, the market values of bonds by NAIC designation are as follows:

	December 31, 2016	December 31, 2015

	(in millions)
NAIC Designation 1	$1,594	$1,641
NAIC Designation 2	43	-

Total Bonds at Market Value	$1,637	$1,641

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

If needed for reserves credits, JHRECO is obligated to provide a letter of credit that conforms to Michigan regulatory requirements. The total of the letter of credit and other collateral must equal or exceed the reserve credit taken by JHUSA. The letter of credit required and held is calculated as the amount of ceded reserves less the amount of funds withheld and trust assets. As of December 31, 2016 and 2015, a letter of credit was not needed.

	December 31, 2016	December 31, 2015

	(in millions)
Funds Withheld	$6,987	$7,269
Trust Assets	1,644	1,647
Letter of Credit	-	-

Total Value of Collateral	$8,631	$8,916

Bermuda has local capital requirements, however since JHRECO’s parent company is regulated on a global basis by OSFI, the Company monitors JHRECO on a Canadian IFRS (“CIFRS”) / Minimum Continuing Capital and Surplus Requirements (“MCCSR”) basis, in addition to the local requirements. The available and required capital in the table below represent the capital position on an MCCSR basis.

	December 31, 2016	December 31, 2015

	(in millions)
Available Capital	$824	$1,235
Required Capital	$610	$577
MCCSR Ratio	135%	214%

JHUSA’s Authorized Control Level (“ACL”) Risk Based capital impact on recapture of the LTC reinsurance agreement at December 31, 2016 and 2015 is as follows:

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2016	$8,678	$1,071	810%
Impact of JHRECO LTC Recapture	880	181	-47%

Capital Gross of JHRECO LTC Cession	$9,558	$1,252	763%

	Available Capital	Required Capital	RBC Ratio

	(in millions)
As reported at December 31, 2015	$7,662	$966	794%
Impact of JHRECO LTC Recapture	1,141	164	-14%

Capital Gross of JHRECO LTC Cession	$8,803	$1,130	780%

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, MRBL:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(3,978)	$5,332	$(4,599)
Benefits ceded	(10,494)	(12,125)	(14,303)
Other reinsurance receivable	-	-	40
Other amounts payable on reinsurance	605	351	837
Funds withheld from unauthorized reinsurers	227	240	1,251
Treaty settlement received (paid)*	(142)	(712)	(2,080)
*	Treaty settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

The Company reinsures 87% of certain group annuity contracts in-force with MRBL. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider.

The Company reinsures 90% of a significant block of variable annuity contracts in-force with MRBL. All substantial risks, including all guaranteed benefits (GMDB, Guaranteed Minimum Income Benefit (“GMIB”), and GMWB), related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance FWH. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Statements of Operations.

The Company’s indirect parent company, MFC, is regulated on a global basis by the Canadian insurance regulator, OSFI, and reports on a consolidated IFRS basis. The Company utilizes a dynamic hedging program to manage risks on an economic basis. The IFRS accounting for these derivatives aligns with MFC’s market-based reserving regime. The US statutory accounting and reserving framework does not provide appropriate alignment of economic risk management strategies (hedging) and associated reserve methodologies. The treaty with MRBL provides a mechanism to allow management of the majority of the variable annuity risk under a single consolidated reserve and capital regime, rather than managing the block simultaneously under two very diverse frameworks.

As a coinsurance / modified coinsurance treaty, MRBL holds $2,434 million and $2,992 million as a coinsurance reserve and JHUSA holds $185 million and $325 million as a modified coinsurance reserve at December 31, 2016 and 2015, respectively. The IFRS reserves that MRBL holds for variable annuities are similar in concept to AG43. The calculations are a real-world stochastic calculation at CTE(70), based on the guaranteed benefits and fees in isolation rather than the whole contract, including the cash flows generated from the dynamic hedging program and including margins for adverse deviation. The real-world stochastic scenarios are subject to Canadian Institute of Actuaries equity and bond fund return calibration criteria. Reserve credits taken were $0 million and $0 million at December 31, 2016 and 2015, respectively, and there is no supporting collateral.

MRBL does not retrocede any risks to a third party. The risks assumed by MRBL are solely the responsibility of MRBL, but they are also retained within MFC. This transaction has no impact on MFC’s financial statements as it reports its risks on a consolidated basis.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

8. Reinsurance - (continued)

Prior to the previously noted transactions with NYL, the Company reinsured 90% of the non-reinsured risk of the JHLICO closed block. The reinsurance agreement was written on a modified coinsurance basis where the related financial assets remain invested with the Company. As the reinsurance agreement did not subject the reinsurer to the reasonable possibility of significant loss, it was classified as structured reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Statements of Operations. This reinsurance agreement was recaptured effective July 1, 2015.

The table and commentary below consist of the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance Limited (“MRL”):

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(298)	$(392)	$(338)
Benefits ceded	(468)	(448)	(298)
Other reinsurance receivable	5	36	82
Funds withheld from unauthorized reinsurers	-	-	213
Treaty settlement received (paid)*	(74)	14	(97)
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

The Company entered into a coinsurance/modified coinsurance agreement with an affiliate, MRL, to reinsure 90% of all risks not already reinsured to third parties on various universal life contracts effective December 15, 2000. Subsequent amendments added further UL and some term contracts. The Company amended the agreement during 2014 to simplify treaty administration and to modify the structure of the treaty to a modified coinsurance FWH structure.

The table and commentary below consist of the impact of the reinsurance agreement with an affiliate, JHLH:

	Years ended December 31,
	2016	2015	2014

	(in millions)
Premiums ceded	$(28)	$(28)	$(26)
Premiums assumed	241	-	-
Benefits ceded	(10)	(10)	(11)
Benefits assumed	8	-	-
Other reinsurance receivable	1	-	3
Funds withheld from unauthorized reinsurers	3	5	7
Treaty settlement received (paid)*	7	20	20
*	Treaty settlement consisted primarily of ceded investment income, ceded benefit payments and ceded statutory reserves.

On December 31, 2016, the Company entered into a coinsurance agreement with an affiliate, JHLH, to reinsure 100% of a block of single premium universal life policies. The transaction included the transfer from JHLH of $282 million of invested assets and $241 million in net policy liabilities. The transaction resulted in a pre-tax gain and ceding commission received of $36 million and an increase in surplus of $52 million, net of tax.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes

The components of the net deferred tax asset/(liability) are as follows:

	December 31, 2016
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$2,827	$128	$2,955
(b) Statutory valuation allowance adjustments	121	-	121

(c) Adjusted gross deferred tax assets (a - b)	2,706	128	2,834
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	2,706	128	2,834
(f) Deferred tax liabilities	2,580	77	2,657

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$126	$51	$177

	December 31, 2015
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$4,114	$383	$4,497
(b) Statutory valuation allowance adjustments	50	-	50

(c) Adjusted gross deferred tax assets (a - b)	4,064	383	4,447
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	4,064	383	4,447
(f) Deferred tax liabilities	4,639	195	4,834

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$(575)	$188	$(387)

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
(a) Gross deferred tax assets	$(1,287)	$(255)	$(1,542)
(b) Statutory valuation allowance adjustments	71	-	71

(c) Adjusted gross deferred tax assets (a - b)	(1,358)	(255)	(1,613)
(d) Deferred tax assets nonadmitted	-	-	-

(e) Subtotal net admitted deferred tax asset (c - d)	(1,358)	(255)	(1,613)
(f) Deferred tax liabilities	(2,059)	(118)	(2,177)

(g) Net admitted deferred tax asset / (net deferred tax liability) (e - f)	$701	$(137)	$564

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $121 million for the year ended December 31, 2016. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2027, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

The amount of adjusted gross deferred tax assets admitted under each component and the resulting increase in deferred tax assets by character are as follows:

	December 31, 2016
	(1)	(2)	(3)
			(Col 1 + 2)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	774	120	894
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,502	120	1,622
2. Adjusted gross deferred tax assets allowed per limitation threshold.	774	120	894
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	1,932	8	1,940

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$2,706	$128	$2,834

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

	December 31, 2015
	(4)	(5)	(6)
			(Col 4 + 5)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	546	268	814
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	1,162	268	1,430
2. Adjusted \gross deferred tax assets allowed per limitation threshold.	546	268	814
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	3,518	115	3,633

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$4,064	$383	$4,447

	Change
	(7)	(8)	(9)
	(Col 1 - 4)	(Col 2 - 5)	(Col 7 + 8)
	Ordinary	Capital	Total

	(in millions)
2. Admission calculation components SSAP No. 101

(a) Federal income taxes paid in prior years recoverable through loss carrybacks.	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from 2(a) above) after application of the threshold limitation. (The lesser of 2(b)1 and 2(b)2 below)	228	(148)	80
1. Adjusted gross deferred tax assets expected to be realized following the Balance Sheet date.	340	(148)	192
2. Adjusted gross deferred tax assets allowed per limitation threshold.	228	(148)	80
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities.	(1,586)	(108)	(1,694)

(d) Deferred tax assets admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$(1,358)	$(256)	$(1,614)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

	2016	2015

	(in millions)
(a) Ratio percentage used to determine recovery period and threshold limitation amount	794%	793%
(b) Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$5,959	$5,426

Impact of tax planning strategies is as follows:

	December 31, 2016
	(1)	(2)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$2,706	$128
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$2,706	$128
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

	December 31, 2015
	(3)	(4)
	Ordinary	Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$4,064	$383
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$4,064	$383
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

	Change
	(5) (Col 1 - 3) Ordinary	(6) (Col 2 - 4) Capital

	(in millions)
(a) Determination of Adjusted Gross Deferred Tax Assets and Net Admitted Deferred Tax Assets by tax character as a percentage.
1. Adjusted Gross DTAs Amount From Note 9A1(c)	$ (1,358)	$ (255)
2. Percentage of Adjusted Gross DTAs By Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%
3. Net Admitted Adjusted Gross DTAs Amount from Note 9A1(e)	$ (1,358)	$ (255)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Attributable To The Impact of Tax Planning Strategies	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities for amounts described in ASC 740-10-25-3.

Current income taxes incurred consist of the following major components:

	Years Ended December 31,
	(1)	(2)	(3)
	2016	2015	(Col 1 - 2) Change

	(in millions)
1. Current income tax
(a) Federal	$(121)	$ (778)	$657
(b) Foreign	-	-	-

(c) Subtotal	(121)	(778)	657
(d) Federal income tax on net capital gains	496	493	3
(e) Utilization of capital loss carryforwards	-	-	-
(f) Other	-	-	-

(g) Federal and foreign income taxes incurred	$375	$ (285)	$660

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	December 31,
	(1)	(2)	(3)
	2016	2015	(Col 1 - 2) Change

	(in millions)
2. Deferred tax assets:
(a) Ordinary:
(1) Discounting of unpaid losses	$-	$-	$ -
(2) Unearned premium reserve	-	-	-
(3) Policyholder reserves	906	1,011	(105)
(4) Investments	257	157	100
(5) Deferred acquisition costs	550	506	44
(6) Policyholder dividends accrual	84	68	16
(7) Fixed assets	-	-	-
(8) Compensation and benefits accrual	44	37	7
(9) Pension accrual	-	-	-
(10) Receivables - nonadmitted	71	67	4
(11) Net operating loss carryforward	199	1,276	(1,077)
(12) Tax credit carry-forward	684	898	(214)
(13) Other (including items <5% of total ordinary tax assets)	32	94	(62)

(99) Subtotal	$2,827	$4,114	$ (1,287)

(b) Statutory valuation allowance adjustment	121	50	71
(c) Nonadmitted	-	-	-

(d) Admitted ordinary deferred tax assets (2(a)(99) - 2(b) - 2(c))	$2,706	$4,064	$ (1,358)

(e) Capital:
(1) Investments	$128	$383	$ (255)
(2) Net capital loss carryforward	-	-	-
(3) Real estate	-	-	-
(4) Other (including items <5% of total capital tax assets)	-	-	-

(99) Subtotal	$128	$383	$ (255)

(f) Statutory valuation allowance adjustment	-	-	-
(g) Nonadmitted	-	-	-

(h) Admitted capital deferred tax assets (2(e)(99) - 2(f) - 2(g))	$128	$383	$ (255)
(i) Admitted deferred tax assets (2(d)+2(h))	$2,834	$4,447	$ (1,613)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

3. Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$2,170	$4,146	$ (1,976)
(2) Fixed assets	-	-	-
(3) Deferred and uncollected premium	89	119	(30)
(4) Policyholder reserves	-	-	-
(5) Other (including items <5% of total ordinary tax liabilities)	321	374	(53)

(99) Subtotal	$2,580	$4,639	$ (2,059)
(b) Capital:
(1) Investments	$42	$155	$ (113)
(2) Real estate	-	-	-
(3) Other (including items <5% of total capital tax liabilities)	35	40	(5)

(99) Subtotal	$77	$195	$ (118)

(c) Deferred tax liabilities (3(a)(99) + 3(b)(99))	$2,657	$4,834	$ (2,177)

4. Net deferred tax assets/liabilities (2(i) - 3(c))	$177	$(387)	$ 564

The change in net deferred income taxes is comprised of the following:

	December 31,
	2016	2015	Change

	(in millions)

Total deferred tax assets	$2,834	$4,447	$(1,613)
Total deferred tax liabilities	2,657	4,834	(2,177)

Net deferred tax assets (liabilities)	$177	$(387)	$564

Tax effect of unrealized gains and losses			(226)
Tax effect of unrealized foreign exchange gains (losses)			(27)
Other			7

Change in net deferred income taxes			$810

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before income tax (including realized capital gains). The significant items causing this difference are as follows:

	Years Ended December 31,
	2016	2015	2014

	(in millions)
Ordinary provisions computed at statutory rate	$294	$(105)	$(1,087)
Net realized capital gains (losses) before IMR at statutory rate	(173)	335	151
Change in nonadmitted assets	-	-	-
Reinsurance	(47)	35	(91)
Valuation allowance	71	-	-
Tax-exempt income	(16)	(6)	(16)
Nondeductible expenses	(1)	-	1
Foreign tax expense gross up	8	9	9
Amortization of IMR	(78)	(128)	(62)
Tax recorded in surplus	(4)	37	15
Dividend received deduction	(183)	(230)	(129)
Investment in subsidiaries	(25)	(28)	(32)
Prior year adjustment	(54)	(21)	(23)
Tax credits	(26)	(42)	(52)
Change in tax reserve	(200)	18	11
Pension	-	-	-
Other	(1)	(1)	(2)

Total	$(435)	$(127)	$(1,307)

Federal and foreign income taxes incurred	$(121)	$(778)	$(716)
Capital gains tax	496	493	382
Change in net deferred income taxes	(810)	158	(973)

Total statutory income tax expense (benefit)	$(435)	$(127)	$(1,307)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

As of December 31, 2016, the Company had the following carry forwards:

	Origination Year	Expiration Year	Amount

	(in millions)
Net operating losses	2008	2023	$-
	2009	2024	-
	2010	2025	-
	2013	2028	-
	2014	2029	568
	2015	2030	-
	2016	2031	-

			$568

Affordable housing tax credits	2001	2021	$1
	2002	2022	1
	2003	2023	1
	2004	2024	1
	2005	2025	1
	2006	2026	2
	2007	2027	4
	2008	2028	5
	2009	2029	5
	2010	2030	35
	2011	2031	25
	2012	2032	18
	2013	2033	16
	2014	2034	25
	2015	2035	16
	2016	2036	3

			$159

Foreign tax credits	2005	2015	$-
	2006	2016	9
	2007	2017	14
	2008	2018	13
	2009	2019	10
	2010	2020	9
	2011	2021	28
	2012	2022	28
	2013	2023	27
	2014	2024	30
	2015	2025	24
	2016	2026	23

			$215

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

Alternative minimum tax credits	2000		$3
	2003		7
	2004		1
	2008		2
	2009		8
	2016		162

			$183

Renewable energy credits	2013	2033	$2
	2014	2034	2
	2015	2035	2

			$6

Other credits	2016	2036	$1

			$1

There are no federal income taxes incurred available for recoupment in the event of future net losses for 2016, 2015 and 2014 respectively.

The Company has no deposits under Section 6603 of the Internal Revenue Code.

The Company is included in the consolidated federal income tax return of JHFC with the following entities:

Essex Corporation	John Hancock Insurance Agency Inc.
Farmland Management Services, Inc.	John Hancock Insurance Company of Vermont
Guide Financial, Inc.	John Hancock Leasing Corp.
Hancock Farmland Services, Inc.	John Hancock Life Insurance Company of New York
Hancock Forest Management Inc.	John Hancock Life & Health Insurance Company
Hancock Natural Resource Group Inc.	John Hancock Realty Advisors Inc.
Hancock Venture Partners Inc.	John Hancock Realty Mgt. Inc.
Hancock Venture Partners Inc. Russia	John Hancock Signature Services Inc.
HVP-Special Purpose Sub I Inc.	John Hancock Natural Resource Corp.
HVP-Special Purpose Sub II Inc.	Manulife Reinsurance (Bermuda) Limited
JH California Real Estate Holdings, Inc.	Manulife Reinsurance Limited
JH Illinois Real Estate Holdings, Inc.	Manulife Service Corporation
JH Networking Insurance Agency Inc.	MCC Asset Management Inc.
JHFS One Corp.	PT Timber Inc.
John Hancock Assignment Company	Signator Insurance Agency Inc.
John Hancock Capital Growth Management Inc.	Signator Investors Inc.
John Hancock Energy Resources Mgt. Inc.	The Manufacturers Investment Corporation
John Hancock Financial Network Inc.	Transamerica Fund Distributors Inc.
John Hancock Financial Corporation	Transamerica Fund Management Company

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

9. Federal Income Taxes - (continued)

In accordance with the income tax sharing agreements in effect for the applicable tax years, the Company’s income tax expense (benefit) is computed as if the Company filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized by the consolidated group. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Taxes receivable from (payable to) affiliates are ($193) million and $130 million at December 31, 2016 and 2015, respectively, and are included in other assets or current federal income taxes payable on the Balance Sheets.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service (“IRS”). Effective for 2010, the Company’s common parent, JHFC, merged into Manulife Holdings (Delaware) LLC (“MHDLLC”) resulting in a new combined group. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years through 2009 have been closed. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2009. On March 30, 2016, the Company and the IRS finalized an agreement for tax years 2002-2009. The agreement applies the U.S. Tax Court’s opinion on the Company’s tax treatment of certain leveraged lease investments pertaining to tax years 1997-2001. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

In December 2016, the Company received and signed an IRS Revenue Agent Report for tax years 2010-2013. Tax years 2014 and forward are open under the statute of limitations.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015

	(in millions)
Balance at beginning of year	$1,967	$2,002
Additions based on tax positions related to the current year	14	40
Payments	(1,535)	-
Additions for tax positions of prior years	28	41
Reductions for tax positions of prior years	(437)	(116)

Balance at end of year	$37	$1,967

Included in the balances as of December 31, 2016 and 2015, are $37 million and $172 million, respectively, of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2016 and 2015, are $0 million and $1,796 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company’s decrease in the liability in 2016 for unrecognized tax benefits is the result of the Company and the IRS finalizing an agreement on the treatment of certain leveraged lease investments.

The Company’s liability for unrecognized tax benefits is not expected to materially change in the next twelve months.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense in the Statements of Operations. The Company recognized approximately $177 million, $0 million, and $9 million of interest benefit for the years ended December 31, 2016, 2015 and 2014, respectively. The Company had approximately $27 million and $202 million accrued for interest as of December 31, 2016 and 2015, respectively. The Company did not recognize any material penalties for the years ended December 31, 2016, 2015 and 2014.

10. Capital and Surplus

There are no restrictions placed on the Company’s unassigned surplus other than restrictions on dividend payments described below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

10. Capital and Surplus - (continued)

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations excluding realized capital gains and (losses) for the 12 month period ending December 31 of the immediately preceding year. The Company paid no dividends for the year ended December 31, 2016. For the years ended December 31, 2015 and 2014, the Company paid a dividend to its parent company MIC of $210 million and $500 million, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2016 and 2015, based on calculations pursuant to those requirements, the Company’s total adjusted capital exceeds the company action level.

The Company has surplus notes described below in the amount of $585 million. During 2016, $405 million was repaid. The issuance of the surplus notes was approved by the insurance regulators with the following repayment conditions and restrictions: payment of principal and accrued interest otherwise required or permissible cannot be made unless approved by the Board of Directors, approved in writing by the Director, and the Company has sufficient earned surplus or such other funds as may be approved by the Director available for such payment.

Surplus notes in the amount of $450 million were issued on February 25, 1994, for cash pursuant to Rule 144A under the Securities Act of 1933. 100% of the issued and outstanding surplus notes are represented by a global note registered in the name of a nominee of the Depository Trust Company. The interest rate is fixed at 7.375%, and interest is payable semi-annually. The notes mature on February 15, 2024. Interest expense was $33 million for years ended December 31, 2016, 2015 and 2014. Total interest paid through December 31, 2016 was $747 million.

Pursuant to two subordinated surplus notes dated September 30, 2008, the Company borrowed the respective amount of $295 million and $110 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The interest rate is fixed at 7% per annum and is payable semi-annually. The notes mature on March 31, 2033. The combined interest expense on the notes was $31 million, and $29 million, and $29 million for years ended December 31, 2016, 2015 and 2014. Total interest paid through November 1, 2016 was $232 million. The surplus notes were repaid on November 1, 2016.

Pursuant to an amended and restated subordinated surplus note dated September 30, 2008, the Company borrowed $136 million from JHFC. Interest is calculated and reset quarterly at a fluctuating rate equal to 3-month LIBOR plus 125 basis points and is payable semi-annually. The note which was to have matured on December 15, 2016 was extended to December 14, 2021. Interest expense was $3 million, $2 million, and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively. Total interest paid through December 31, 2016 was $16 million.

Under Michigan State liquidation statutes, the claims of the Depository Trust Company and JHFC (“the surplus noteholders”) come before those of the Company’s shareholders. There is no preferential treatment in claims between the surplus noteholders.

11. Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay a fee for services received under the agreement which includes legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreement were $329 million, $377 million, and $398 million, respectively, for the years ended December 31, 2016, 2015 and 2014.

The Company has Administrative Service Agreements with its subsidiaries whereby the Company will be reimbursed for operating expenses incurred by the Company. Services provided under the agreement include legal, personnel, marketing, investment accounting, and certain other administrative services and are billed based on intercompany cost allocations or

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

11. Related Party Transactions - (continued)

total average daily net assets. The amounts earned under the agreements were $811 million, $760 million, and $618 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Balance Sheets and Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Other

During 2016, 2015 and 2014, respectively, the Company received dividends of $34 million, $36 million, and $43 million from John Hancock Investment Management Services LLC, $71 million, $81 million, and $90 million from JHD, $0 million, $0 million, $0 million from JHNY, $0 million, $70 million, and $0 million from JHLH, $214 million, $289 million, and $72 million from John Hancock Subsidiaries, LLC (JHS) and $19 million, $0 million, and $0 million from John Hancock Partnership Holdings I and II. These dividends are included in the Company’s net investment income.

During 2016 and 2015, the Company made a capital contribution of $75 million and $348 million to JHS in exchange for one share of its common stock, respectively.

The Company did not own any shares of the stock of its parent, MIC, or its ultimate parent, MFC at December 31, 2016 and 2015, respectively.

The Company did not recognize any impairment write-down for its investment in subsidiaries, controlled or affiliated companies for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid Rate (“LIBID”) and interest payable on Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

11. Related Party Transactions - (continued)

The following table details the affiliates and their participation in the Company’s Liquidity Pool:

	December 31,
	2016	2015

	(In millions)
The Manufacturers Investment Corporation	$49	$49
John Hancock Financial Corporation	119	138
Manulife Reinsurance Limited	14	44
Manulife Reinsurance (Bermuda) Ltd.	153	167
John Hancock Life & Health Insurance Company	84	30
John Hancock Life Insurance Company Vermont	33	33
John Hancock Reassurance Company, Ltd.	88	126
John Hancock Life Insurance Company New York	263	473
John Hancock Investment Management Services LLC	22	28
John Hancock Subsidiaries LLC	64	45
John Hancock Insurance Agency, Inc.	8	12
Essex Corporation	-	-
Hancock Venture Partners, Inc.	-	-
JH Signature Services Inc.	6	7
JH Partnership Holdings I, II LP	3	4
John Hancock Energy Resources Management, Inc.	1	-
John Hancock Real Estate Finance	-	-
John Hancock Realty Advisors	3	4
JH Advisors LLC	56	84
Manulife Asset Management (US) LLC	58	66
Hancock Capital Investment Management LLC	10	10
John Hancock RPS, LLC	5	36
The Berkeley Financial Group, LLC	1	4
Manulife Holdings (USA), LLC	-	-
Signator Insurance Agency, Inc.	4	14
JH Networking Insurance Agency, Inc.	2	6
John Hancock Administrative Services LLC	-	-
John Hancock Financial Network, Inc.	11	-
Hancock Natural Resource Group, Inc.	23	50
Hancock Forest Management, Inc.	5	6
John Hancock Personal Financial Services, LLC	-	1

Total	$1,085	$1,437

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

11. Related Party Transactions - (continued)

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes.

The Company also enters into debt and reinsurance transactions with its affiliates. Please refer to the debt and reinsurance notes for further details.

12. Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments: The Company has extended commitments to purchase long-term bonds of $685 million, purchase other invested assets of $2,179 million, purchase real estate of $235 million, and issue agricultural and commercial mortgages of $0 million at December 31, 2016. If funded, loans related to real estate mortgages would be fully collateralized by related properties. Approximately 43% of these commitments expire in 2017.

There were no leasing arrangements that the Company entered into as lessee which could have a material financial effect.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

Non-cancelable Operating Leases
(in millions)
2017	$16
2018	12
2019	11
2020	11
2021	8
Thereafter	355

Total	$413

The Company does not have any sublease income related to its office space.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

Guarantees: In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under statutory accounting principles.

The Company has issued guarantee agreements pursuant to which the Company guarantees the obligations of JHNY and JHLH under the OTC International Swaps and Derivatives Association, Inc. (“ISDA”) cleared and exchange-traded derivative agreements and transactions entered into by JHNY and JHLH with external counterparties. The ISDA guarantees are subject to an overall limit of $1 billion of Potential Future Exposure, using a three-week and 95% confidence parameters, in calculating the counterparty risk exposure.

The Company is party to a financial support agreement with JHLH pursuant to which it has agreed to maintain JHLH’s capital level such that its risk-based capital ratio shall be at or above 225% of the company action level annually. In addition, under the terms of the financial support agreement, the Company undertakes to provide sufficient liquidity to enable JHLH to make timely payment of its contractual obligations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

12. Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

Contingencies: The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion effectively ruling in the government’s favor in the litigation between John Hancock and the IRS involving the tax treatment of John Hancock’s investment in certain leveraged leases. On March 30, 2016, the Company and the IRS finalized an agreement determining the impact of the decision on tax years subsequent to the years that were decided by the Court. There was no material impact to the Company’s financial position or results of operations as a result of the agreement.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

The Company is subject to insurance guaranty fund laws in the states in which it does business. Pursuant to these laws, insurance companies are assessed, and required to make periodic payments, to be used to pay benefits to policyholders and claimants of insolvent or rehabilitated insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially affect its financial position.

Legal Proceedings: The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, the Michigan Attorney General, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

Two putative class actions against the Company are pending, one in New York and one in California, in which claims are made that the Company breached, and continues to breach, the contractual terms of certain universal life policies issued between approximately 1990 and 2006 by including impermissible charges in its cost of insurance (“COI”) calculations. The Company believes that its COI calculations have been, and continue to be, in accordance with the terms of the policies and intends to vigorously defend these actions. Both cases are in the discovery stage and it is premature to attempt to predict any outcome or range of outcomes for these matters.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

13. Annuity Actuarial Reserves

The Company’s annuity reserves and deposit fund liabilities and related separate account liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2016
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$675	$474	$1,733	$2,882	2%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	115,422	115,422	83%

Total with adjustment or at fair value	678	474	117,155	118,307	85%
At book value without adjustment (minimal or no charge or adjustment)	5,701	-	-	5,701	4%
Not subject to discretionary withdrawal	14,848	640	146	15,634	11%

Total (gross)	21,227	1,114	117,301	139,642	100%

Reinsurance ceded	4,893	-	-	4,893

Total (net)	$16,334	$1,114	$117,301	$134,749

	December 31, 2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent of Total

	(in millions)
Subject to discretionary withdrawal:
With fair value adjustment	$769	$503	$1,793	$3,065	2%
At book value less current surrender charge of 5% or more	5	-	-	5	0%
At fair value	-	-	114,302	114,302	82%

Total with adjustment or at fair value	774	503	116,095	117,372	84%
At book value without adjustment (minimal or no charge or adjustment)	7,165	-	-	7,165	5%
Not subject to discretionary withdrawal	15,068	686	134	15,888	11%

Total (gross)	23,007	1,189	116,229	140,425	100%

Reinsurance ceded	4,904	-	-	4,904

Total (net)	$18,103	$1,189	$116,229	$135,521

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts

Separate accounts held by the Company include individual and group variable annuity and variable life products that offer guarantee and non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The deposits related to variable annuities generally provide a GMDB. For annuity products, this can take the form of either (a) return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary; or (d) a combination benefit of (b) and (c) above. The assets and liabilities of these accounts are carried at fair value. The GMDB reserve is held in the Company’s general account policy reserves.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance could purchase at then-current annuity purchase rates.

The Company sold contracts with a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Reinsurance has been utilized to mitigate risk related to some of the GMDB and GMIB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The deposits related to the variable life insurance contracts are invested in separate accounts and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts - (continued)

The assets legally insulated from the general account are attributed to the following products/transactions:

Product/Transaction	Separate Account Legally Insulated Assets		Separate Account Not Legally Insulated Assets

	December 31,
	2016	2015	2016	2015

	(in millions)
Group Annuity Contracts (401K)	$78,915	$75,437	$-	$-
Variable and Fixed Annuities	35,077	37,422	25	27
Life insurance	12,516	12,067	-	-
Fixed Products — Institutional and stable value fund	2,566	2,611	-	-
Fixed Products — Retail	27	22	452	472
Investments — Funds	1,569	1,667	-	-

Total	$130,670	$129,226	$477	$499

To compensate the general account for the risk taken, the separate account paid risk charges and amounts toward separate account guarantees are as follows:

	Risk Charges Paid to General Account	Amounts toward Separate Account Guarantees

(in millions)
2016	$ 231	$ 89
2015	$ 241	$ 59
2014	$ 252	$ 74
2013	$ 263	$ 109
2012	$ 269	$ 165

The Company had the following variable annuities with guaranteed benefits:

	December 31,
	2016	2015

	(in millions, except for ages)
Account value	$35,588	$37,947
Amount of reserve held	901	1,179
Net amount at risk — gross	7,031	7,169
Weighted average attained age	68	68

The following assumptions and methodology were used to determine the amounts above at December 31, 2016 and 2015:

•

Actuarial Guideline 43 (“AG 43”) is used in both years to determine the aggregate reserve for products falling under the scope. Assumptions used in the standard scenario are prescribed by the guideline. Assumptions used in the stochastic scenarios are detailed below.

•	The stochastically generated projection scenarios have met the scenario calibration criteria prescribed in AG 43.

•

In 2016 and 2015, annuity mortality is based on the Ruark Variable Annuity Table, which is based on an industry study of variable annuity deaths. The table is further adjusted by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts - (continued)

•

In 2016 and 2015, annuity base lapse rates vary by product, policy year, and rider type, where the lapse rates range from 0.5% to 40% for GMDB, GMIB and GMWB. These rates are dynamically reduced for guarantees that are in-the-money. Beginning in 2012, rates are also dynamically increased for GMWBs that are out-of-the-money.

•	For variable annuities, the swap curve at December 31 is used for discounting in both years.

•	For variable annuities, mean return, volatility and correlation assumptions are determined by indices, which have met the calibration criteria prescribed in AG 43.

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2016	2015

	(in millions)
Type of Fund
Equity	$24,145	$24,131
Balanced	15,300	16,993
Bonds	5,052	5,216
Money Market	556	668

Total	$45,053	$47,008

Information regarding the separate accounts of the Company is as follows:

	December 31,
	2016			2015

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Premiums, deposits and other considerations	$-	$13,768	$13,768	$1	$13,935	$13,936

Reserves for accounts with assets at:
Fair value	1,114	129,333	130,447	1,189	127,792	128,981
Amortized cost	-	-	-	-	-	-

Total	$1,114	$129,333	$130,447	$1,189	$127,792	$128,981

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

14. Separate Accounts - (continued)

	December 31,
	2016			2015

	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total	Nonindexed Guarantee Less than or Equal to 4%	Nonguaranteed Separate Account	Total

	(in millions)
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$474	$1,733	$2,207	$503	$1,793	$2,296
At book value without fair value adjustments and with current surrender charge of 5% or more	-	1,531	1,531	-	1,901	1,901
At fair value	-	122,924	122,924	-	120,337	120,337
At book value without fair value adjustments and with current surrender charge of less than 5%	-	2,903	2,903	-	3,533	3,533

Subtotal	474	129,091	129,565	503	127,564	128,067
Not subject to discretionary withdrawal	640	242	882	686	228	914

Total	$1,114	$129,333	$130,447	$1,189	$127,792	$128,981

Amounts transferred to and from separate accounts are as follows:

	December 31,
	2016	2015	2014

	(in millions)
Transfers to separate accounts	$17,163	$17,071	$16,100
Transfers from separate accounts	22,744	23,625	24,329

Net transfers to (from) separate accounts	$(5,581)	$(6,554)	$(8,229)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

15. Employee Benefit Plans

Retirement Plans: The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $30 million, $35 million, and $37 million in 2016, 2015 and 2014, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was not material for the years ended 2016, 2015 and 2014, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains a separate rabbi trust for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $346 million and $329 million at December 31, 2016 and 2015, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

401 (k) Plans: The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was not material for the years ended 2016, 2015 and 2014, respectively.

Deferred Compensation Plan: The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2016 and 2015 was $97 million and $89 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan was not material as of December 31, 2016 and 2015 respectively.

Postretirement Benefit Plan: The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate the benefits earned; i.e., service cost, relating to participants employed by the Company. In addition, any difference between actual cash paid for benefits to plan participants and benefits earned is recorded directly to unassigned surplus. The expense and charge to surplus for the John Hancock Employee Welfare Plan were not material for the years ended 2016, 2015 and 2014, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt

Lines of Credit: At December 31, 2016, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which will expire in 2018. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2016, the Company had no outstanding borrowings under the agreement.

At December 31, 2016, the Company had a committed line of credit agreement established by MLI totaling $1 billion, which will expire in 2018. MLI will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. At December 31, 2016, the Company had no outstanding borrowings under the agreement.

At December 31, 2016, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2021. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2016. At December 31, 2016, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

Consumer Notes: The Company issued consumer notes through its SignatureNotes Program. SignatureNotes may be redeemed upon the death of the holder, subject to an annual overall program redemption limitation of 1% of the aggregate securities outstanding, or $1 million, or an individual redemption limitation of $200,000 of aggregate principal. SignatureNotes have a variety of issue dates, maturities, interest rates and call provisions. The notes payable balance as of December 31, 2016 and 2015 was $201 million and $265 million, respectively. Interest ranging from 4.8% to 6.0%. The notes are due in varying amounts to 2028.

Aggregate maturities of consumer notes are as follows: 2017-$4 million; 2018-$43 million; 2019-$16 million; 2020-$0 million; 2021-$0 million; and thereafter $138 million.

Interest expense on consumer notes, included in benefits to policyholders, was $12 million, $18 million, and $ 24 million in 2016, 2015 and 2014, respectively. Interest paid amounted to $11 million, $18 million, and $ 24 million in 2016, 2015 and 2014, respectively.

Affiliated Debt: Pursuant to a demand note receivable dated September 30, 2008, the Company has $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. This note is reported as a nonadmitted asset at December 31, 2016 and 2015 since the counterparty is the parent entity of the Company; however, this note will continue to accrue interest throughout the duration of the contract as per the terms of the note. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $7 million, $6 million, and $6 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan is calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and is payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 3, 2015, the maturity date was extended for a period of one year to June 28, 2016. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2015. On May 31, 2016, the maturity date was extended for a period of one year to June 28, 2017. Following the extension, the interest rate was amended and is calculated at a fluctuating rate equal to 3-month LIBOR plus 88 basis points per annum and is payable quarterly effective from June 28, 2016. Interest expense was $3 million, $2 million, and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

Pursuant to a demand note dated December 20, 2012, the Company borrowed $130 million from MIC. The note was paid on December 21, 2015. Interest on the loan was calculated at a fluctuating rate equal to the one-month LIBOR rate and was payable monthly. Interest expense was $0 million, $0 million, and $0 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Pursuant to a senior note receivable dated December 9, 2014, the Company has $40 million outstanding with JHS with a fair value of $ 40 million as of December 31, 2016. The note matures on December 9, 2019. Interest on the loan is calculated at a fluctuating rate equal to the 3-month LIBOR rate plus 180 basis points per annum and is payable quarterly. Interest income was $1 million and $1 million for the years ended December 31, 2016 and 2015, respectively.

Pursuant to senior notes receivable during 2016, the Company has $30 million outstanding with JHS with a fair value of $30 million as of December 31, 2016. The notes mature at various dates in 2026. Interest on the loans is calculated at a fluctuating rate equal to the 360 day-year for the actual number of days elapsed and is payable annually. Interest income was $0 million for the year ended December 31, 2016.

FHLB (Federal Home Loan Bank) Agreements: The Company is a member of the Federal Home Loan Bank of Indianapolis (FHLBI). The Company uses advances from the FHLBI as a part of its liquidity management program, and any funds obtained for this purpose would be accounted for as borrowed money.

The following table indicates the aggregate amount of the FHLBI capital stock held related to the agreement:

	December 31, 2016
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	18	18	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$18	$18	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$400

	December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account

	(in millions)
(a) Membership stock — Class A	$-	$-	$-
(b) Membership stock — Class B	18	18	-
(c) Activity stock	-	-	-
(d) Excess stock	-	-	-
(e) Aggregate total	$18	$18	$-
(f) Actual or estimated borrowing capacity as determined by the insurer	$400

FHLBI membership stock of $18 million and $18 million was classified as not eligible for redemption for the years ended December 31, 2016 and 2015, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table indicates the collateral pledged to the FHLBI at the end of the year:

December 31, 2016
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

December 31, 2015
	Fair Value	Carrying Value	Aggregate Total Borrowing

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total collateral pledged	$-	$-	$-

The following table indicates the maximum collateral pledged to the FHLBI during the year:

December 31, 2016
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$-	$-	$-
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$-	$-	$-

December 31, 2015
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

(in millions)
(a) General account	$794	$738	$400
(b) Separate account	-	-	-

(c) Total maximum collateral pledged	$794	$738	$400

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

16. Lines of Credit, Consumer Notes and Affiliated Debt - (continued)

The following table represents the aggregate amount of borrowing from FHLBI:

December 31, 2016
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

December 31, 2015
	(1) (Col 2 +3) Total	(2) General Account	(3) Separate Account	(4) Funding Agreements Reserves Established

(in millions)
(a) Debt	$-	$-	$-	-
(b) Funding agreements	-	-	-
(c) Other	-	-	-	-
(d) Aggregate total	$-	$-	$-	$-

The maximum amount of aggregate borrowings from FHLBI during 2016 was $0 million. The Company is not subject to any prepayment obligations under current borrowing agreements.

17. Closed Block

The Company operates a closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999.

Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues.

Assets allocated to the closed block inure solely to the benefit of policyholders included in the closed block and will not revert to the benefit of the shareholders of the Company. In addition, if the assets allocated to the closed block and the revenues from the closed block business prove to be insufficient to pay the benefits guaranteed in the closed block, the Company will be required to make payments from its general funds in an amount equal to the shortfall.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTE TO SUPPLEMENTARY INFORMATION – (CONTINUED)

DECEMBER 31, 2016

17. Closed Block - (continued)

No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior notification to or approval of the Insurance Department.

The excess of the closed block liabilities over the closed block assets represents the expected future post-tax contribution from the closed block which may be recognized in income over the period the policies and contracts in the closed block remain in force.

The following table sets forth certain summarized financial information relating to the JHUSA closed block.

	JHUSA
	2016	2015

	(in millions)
Assets:
Bonds	$2,979	$2,802
Stocks:
Preferred stocks	-	-
Common stocks	-	-
Mortgage loans on real estate	271	350
Real estate	817	1,012
Cash, cash equivalents and short-term investments	17	6
Policy loans	1,686	1,563
Other invested assets	140	18

Total cash and invested assets	5,910	5,751
Investment income due and accrued	108	101
Premiums due and deferred	9	10
Net deferred tax asset	144	112
Other closed block assets	-	77

Total closed block assets	$6,171	$6,051

Obligations:
Policy reserves	5,623	5,756
Policyholders’ and beneficiaries’ funds	62	64
Dividends payable to policyholders	324	329
Policy benefits in process of payment	89	115
Other policy obligations	2	2
Other closed block obligations	719	474

Total closed block obligations	$6,819	$6,740

18. Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2016 financial statements through March 29, 2017, the date the financial statements were issued.

AUDITED FINANCIAL STATEMENTS

John Hancock Variable Life Separate Account S of John Hancock Life Insurance Company (U.S.A.)

December 31, 2016

John Hancock Variable Life Separate Account S

Audited Financial Statements

December  31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account S

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account S (the Account) comprised of the following sub-accounts,

500 Index Fund B Series NAV	Lifestyle Balanced MVP Series NAV
Active Bond Trust Series NAV	Lifestyle Conservative MVP Series NAV
All Cap Core Trust Series NAV	Lifestyle Growth MVP Series NAV
Alpha Opportunities Trust Series NAV	Lifestyle Growth Trust PS Series NAV
American Asset Allocation Trust Series I	Lifestyle Moderate MVP Series NAV
American Global Growth Trust Series I	M Capital Appreciation
American Growth Trust Series I	M International Equity
American Growth-Income Trust Series I	M Large Cap Growth
American International Trust Series I	M Large Cap Value
American New World Trust Series I	Main Management Insurance Fund Class A
Blue Chip Growth Trust Series NAV	Mid Cap Index Trust Series NAV
Bond Trust Series NAV	Mid Cap Stock Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Value Trust Series NAV
Capital Appreciation Value Trust Series NAV	Money-Market Trust Series NAV
Core Bond Trust Series NAV	PIMCO All Asset
Core Strategy Trust Series NAV	Real Estate Securities Trust Series NAV
Emerging Markets Value Trust Series NAV	Science & Technology Trust Series NAV
Equity-Income Trust Series NAV	Short Term Government Income Trust Series NAV
Financial Industries Trust Series NAV	Small Cap Growth Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Fundamental Large Cap Value Trust Series NAV	Small Cap Opportunities Trust Series NAV
Global Bond Trust Series NAV	Small Cap Value Trust Series NAV
Global Trust Series NAV	Small Company Value Trust Series NAV
Health Sciences Trust Series NAV	Strategic Income Opportunities Trust Series NAV
High Yield Trust Series NAV	Total Bond Market Trust B Series NAV
International Equity Index Trust B Series NAV	Total Stock Market Index Trust Series NAV
International Growth Stock Trust Series NAV	Ultra Short Term Bond Trust Series NAV
International Small Company Trust Series NAV	Utilities Trust Series NAV
International Value Trust Series NAV	Value Trust Series NAV
Investment Quality Bond Trust Series NAV
Lifestyle Aggressive MVP Series NAV

as of December 31, 2016, and the related statements of operations and changes in contract owners’ equity for the above mentioned sub-accounts and for the Franklin Templeton Founding Allocation Trust Series NAV, International Core Trust Series NAV, Money Market Trust B Series NAV, Real Return Bond Trust Series NAV, U.S. Equity Trust Series NAV and the Total Return Trust Series NAV sub-accounts (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account S at December 31, 2016, the results of their and the closed sub-accounts’ operations, and changes in contract owners’ equity for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

March 29, 2017

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	500 Index Fund B Series NAV	Active Bond Trust Series NAV	All Cap Core Trust Series NAV	Alpha Opportunities Trust Series NAV	American Asset Allocation Trust Series I	American Global Growth Trust Series I
Total Assets
Investments at fair value	$585,711,851	$65,391,736	$1,041,360	$1,305,241	$730,390	$1,806,821

Units outstanding	13,338,856	1,809,327	46,448	50,892	43,579	115,643
Unit value	$43.91	$36.14	$22.42	$25.65	$16.76	$15.62

Shares	21,462,508	6,912,446	34,482	128,722	54,670	134,536
Cost	$412,708,897	$68,291,068	$869,786	$1,563,134	$729,765	$1,898,994

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	American Growth Trust Series I	American Growth-Income Trust Series I	American International Trust Series I	American New World Trust Series I	Blue Chip Growth Trust Series NAV	Bond Trust Series NAV
Total Assets
Investments at fair value	$21,593,468	$8,413,014	$31,687,424	$17,707,544	$94,122,584	$12,172,643

Units outstanding	897,388	383,761	1,775,252	1,093,982	1,933,800	1,054,749
Unit value	$24.06	$21.92	$17.85	$16.19	$48.67	$11.54

Shares	1,159,692	478,556	1,789,239	1,593,838	3,428,874	914,549
Cost	$22,657,719	$8,964,336	$31,645,710	$18,605,720	$90,992,396	$12,596,647

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Capital Appreciation Trust Series NAV	Capital Appreciation Value Trust Series NAV	Core Bond Trust Series NAV	Core Strategy Trust Series NAV	Emerging Markets Value Trust Series NAV	Equity Income Trust Series NAV (a)
Total Assets
Investments at fair value	$48,571,962	$9,657,769	$93,532,555	$808,116	$31,599,998	$122,005,704

Units outstanding	1,834,468	483,575	5,588,576	51,209	2,925,251	2,478,640
Unit value	$26.48	$19.97	$16.74	$15.78	$10.80	$49.22

Shares	4,147,905	873,216	7,178,247	56,910	3,886,839	7,345,316
Cost	$50,316,502	$10,124,039	$96,144,265	$818,271	$33,662,702	$117,477,180

(a)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Fundamental Large Cap Value Trust Series NAV	Global Bond Trust Series NAV	Global Trust Series NAV	Health Sciences Trust Series NAV
Total Assets
Investments at fair value	$1,831,683	$63,945,902	$27,721,897	$23,747,507	$7,923,301	$34,083,796

Units outstanding	70,955	2,699,429	1,282,423	829,667	453,033	635,346
Unit value	$25.81	$23.69	$21.62	$28.62	$17.49	$53.65

Shares	139,504	3,047,946	1,499,291	1,959,365	422,351	1,543,650
Cost	$1,693,749	$46,315,006	$25,028,473	$24,911,490	$8,236,115	$42,416,024

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	High Yield Trust Series NAV	International Equity Index Trust B Series NAV	International Growth Stock Trust Series NAV	International Small Company Trust Series NAV	International Value Trust Series NAV	Investment Quality Bond Trust Series NAV
Total Assets
Investments at fair value	$37,307,389	$76,277,490	$15,418,256	$12,038,484	$43,103,983	$37,821,503

Units outstanding	1,680,604	2,879,380	1,285,434	759,658	2,733,342	2,292,990
Unit value	$22.20	$26.49	$11.99	$15.85	$15.77	$16.49

Shares	7,230,114	5,160,859	998,592	966,171	3,490,201	3,454,019
Cost	$37,976,212	$80,086,088	$15,721,741	$11,660,671	$42,444,380	$39,444,129

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Lifestyle Aggressive MVP Series NAV	Lifestyle Balanced MVP Series NAV	Lifestyle Conservative MVP Series NAV	Lifestyle Growth MVP Series NAV	Lifestyle Growth Trust PS Series NAV	Lifestyle Moderate MVP Series NAV
Total Assets
Investments at fair value	$4,341,622	$55,785,188	$6,071,325	$27,407,908	$3,206,665	$5,569,502

Units outstanding	244,965	3,156,969	355,158	1,550,250	314,099	311,852
Unit value	$17.72	$17.67	$17.09	$17.68	$10.21	$17.86

Shares	440,774	4,617,979	545,002	2,108,301	220,845	478,069
Cost	$4,249,515	$54,930,169	$6,580,359	$26,142,420	$3,205,982	$6,026,136

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	M Capital Appreciation	M International Equity	M Large Cap Growth	M Large Cap Value	Main Management Insurance Fund Class A	Mid Cap Index Trust Series NAV
Total Assets
Investments at fair value	$63,594,021	$59,131,878	$56,927,783	$29,538,477	$15,175,600	$54,797,957

Units outstanding	759,919	1,909,211	1,211,424	1,140,307	1,376,899	1,717,602
Unit value	$83.69	$30.97	$46.99	$25.90	$11.02	$31.90

Shares	2,171,927	5,317,615	2,850,665	2,291,581	1,376,899	2,570,261
Cost	$57,080,224	$61,723,452	$59,736,933	$28,618,002	$14,303,549	$52,376,244

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Mid Cap Stock Trust Series NAV	Mid Value Trust Series NAV	Money-Market Trust Series NAV	PIMCO All Asset	Real Estate Securities Trust Series NAV	Science & Technology Trust Series NAV
Total Assets
Investments at fair value	$33,017,184	$44,556,197	$70,857,392	$17,054,929	$59,264,345	$6,825,892

Units outstanding	552,318	947,086	6,011,815	1,059,023	813,759	224,136
Unit value	$59.78	$47.05	$11.79	$16.10	$72.83	$30.45

Shares	2,307,280	3,854,342	70,857,392	1,675,337	3,196,567	300,965
Cost	$35,689,744	$44,767,625	$70,857,392	$17,743,075	$47,355,743	$6,861,053

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Short Term Government Income Trust Series NAV	Small Cap Growth Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Opportunities Trust Series NAV	Small Cap Value Trust Series NAV	Small Company Value Trust Series NAV
Total Assets
Investments at fair value	$45,548,934	$39,515,645	$31,061,783	$4,176,669	$89,353,416	$7,231,233

Units outstanding	4,234,947	1,354,918	1,411,366	190,460	1,566,815	256,292
Unit value	$10.76	$29.16	$22.01	$21.93	$57.03	$28.21

Shares	3,758,163	4,884,505	2,105,884	135,167	4,167,603	328,692
Cost	$47,209,233	$45,619,743	$29,322,441	$3,954,678	$84,545,342	$6,701,552

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016

	Strategic Income Opportunities Trust Series NAV	Total Bond Market Trust B Series NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV	Utilities Trust Series NAV	Value Trust Series NAV
Total Assets
Investments at fair value	$25,507,009	$35,801,300	$27,738,764	$4,589,090	$8,331,606	$11,345,989

Units outstanding	1,257,112	1,513,205	864,364	453,033	296,747	398,391
Unit value	$20.29	$23.66	$32.09	$10.13	$28.08	$28.48

Shares	1,907,779	3,555,243	1,444,727	398,013	662,290	536,961
Cost	$25,590,164	$37,006,078	$20,420,684	$4,762,250	$8,954,367	$11,221,208

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund B Series NAV		Active Bond Trust Series NAV		All Cap Core Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$9,746,998	$9,538,890	$2,432,209	$3,104,429	$15,735	$9,133
Expenses:
Mortality and expense risk and administrative charges	(329,440)	(336,727)	(69,852)	(69,222)	(1,228)	(1,179)

Net investment income (loss)	9,417,558	9,202,163	2,362,357	3,035,207	14,507	7,954

Realized gains (losses) on investments:
Capital gain distributions received	8,556,450	5,430,491	—	—	—	—
Net realized gain (loss)	23,900,058	36,424,019	(28,172)	241,891	19,322	11,233

Realized gains (losses)	32,456,508	41,854,510	(28,172)	241,891	19,322	11,233

Unrealized appreciation (depreciation) during the period	18,688,573	(45,109,088)	282,868	(3,360,100)	54,598	(1,685)

Net increase (decrease) in net assets from operations	60,562,639	5,947,585	2,617,053	(83,002)	88,427	17,502

Changes from principal transactions:
Purchase payments	6,464,303	5,932,224	1,773,769	1,628,040	9,147	14,211
Transfers between sub-accounts and the company	34,058,552	(41,268,199)	3,384,246	9,232,519	67,654	185,742
Transfers on general account policy loans	(143,929)	(685,765)	(111,718)	347,572	—	(1,805)
Withdrawals	(12,291,046)	(12,372,269)	(1,210,670)	(1,722,281)	(1,003)	(3,611)
Annual contract fee	(9,461,570)	(8,904,575)	(1,658,585)	(1,419,526)	(27,792)	(13,787)

Net increase (decrease) in net assets from principal transactions	18,626,310	(57,298,584)	2,177,042	8,066,324	48,006	180,750

Total increase (decrease) in net assets	79,188,949	(51,350,999)	4,794,095	7,983,322	136,433	198,252
Net assets at beginning of period	506,522,902	557,873,901	60,597,641	52,614,319	904,927	706,675

Net assets at end of period	$585,711,851	$506,522,902	$65,391,736	$60,597,641	$1,041,360	$904,927

	2016	2015	2016	2015	2016	2015
Units, beginning of period	12,904,354	14,315,866	1,748,107	1,480,597	44,230	35,508
Units issued	1,675,565	694,208	226,438	435,133	7,969	32,366
Units redeemed	(1,241,063)	(2,105,720)	(165,218)	(167,623)	(5,751)	(23,644)

Units, end of period	13,338,856	12,904,354	1,809,327	1,748,107	46,448	44,230

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Alpha Opportunities Trust Series NAV		American Asset Allocation Trust Series I		American Global Growth Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$21,326	$6,423	$9,066	$12,744	$16,920	$26,359
Expenses:
Mortality and expense risk and administrative charges	(693)	(692)	—	—	(1,131)	(2,157)

Net investment income (loss)	20,633	5,731	9,066	12,744	15,789	24,202

Realized gains (losses) on investments:
Capital gain distributions received	96,340	167,806	101,230	50,690	131,927	144,278
Net realized gain (loss)	(14,811)	24,813	(23,304)	15,164	(58,149)	55,192

Realized gains (losses)	81,529	192,619	77,926	65,854	73,778	199,470

Unrealized appreciation (depreciation) during the period	(46,301)	(169,731)	(14,980)	(73,137)	(133,144)	(156,632)

Net increase (decrease) in net assets from operations	55,861	28,619	72,012	5,461	(43,577)	67,040

Changes from principal transactions:
Purchase payments	15,450	12,918	25,660	31,472	23,315	31,010
Transfers between sub-accounts and the company	418,573	(1,038,186)	87,061	166,115	341,294	727,810
Transfers on general account policy loans	3,461	(4,263)	(19)	(17)	1,653	(4,367)
Withdrawals	(6,848)	(81,873)	(17,201)	(17,184)	(121,200)	(310,588)
Annual contract fee	(22,933)	(19,802)	(40,270)	(46,321)	(32,218)	(57,010)

Net increase (decrease) in net assets from principal transactions	407,703	(1,131,206)	55,231	134,065	212,844	386,855

Total increase (decrease) in net assets	463,564	(1,102,587)	127,243	139,526	169,267	453,895
Net assets at beginning of period	841,677	1,944,264	603,147	463,621	1,637,554	1,183,659

Net assets at end of period	$1,305,241	$841,677	$730,390	$603,147	$1,806,821	$1,637,554

	2016	2015	2016	2015	2016	2015
Units, beginning of period	34,739	79,919	39,223	30,470	104,996	80,887
Units issued	19,116	6,198	25,038	14,997	53,083	67,405
Units redeemed	(2,963)	(51,378)	(20,682)	(6,244)	(42,436)	(43,296)

Units, end of period	50,892	34,739	43,579	39,223	115,643	104,996

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American Growth Trust Series I		American Growth-Income Trust Series I		American International Trust Series I
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$81,852	$59,098	$132,312	$114,647	$319,111	$319,113
Expenses:
Mortality and expense risk and administrative charges	(35,810)	(36,418)	(15,926)	(17,323)	(10,164)	(12,623)

Net investment income (loss)	46,042	22,680	116,386	97,324	308,947	306,490

Realized gains (losses) on investments:
Capital gain distributions received	6,987,750	1,838,320	2,125,536	945,438	—	—
Net realized gain (loss)	713,548	4,158,949	244,377	920,975	516,530	753,460

Realized gains (losses)	7,701,298	5,997,269	2,369,913	1,866,413	516,530	753,460

Unrealized appreciation (depreciation) during the period	(5,782,763)	(4,311,235)	(1,615,679)	(1,842,713)	(145,654)	(2,557,580)

Net increase (decrease) in net assets from operations	1,964,577	1,708,714	870,620	121,024	679,823	(1,497,630)

Changes from principal transactions:
Purchase payments	303,679	555,703	157,281	151,912	333,704	381,887
Transfers between sub-accounts and the company	(1,581,176)	(10,937,084)	474,175	(1,874,987)	(4,421,027)	12,442,291
Transfers on general account policy loans	(1,156,550)	(9,018)	(1,062,318)	204,513	(443,646)	5,101
Withdrawals	(801,103)	(741,439)	(91,924)	(345,222)	(552,224)	(609,269)
Annual contract fee	(684,640)	(952,576)	(240,104)	(254,043)	(413,278)	(399,064)

Net increase (decrease) in net assets from principal transactions	(3,919,790)	(12,084,414)	(762,890)	(2,117,827)	(5,496,471)	11,820,946

Total increase (decrease) in net assets	(1,955,213)	(10,375,700)	107,730	(1,996,803)	(4,816,648)	10,323,316
Net assets at beginning of period	23,548,681	33,924,381	8,305,284	10,302,087	36,504,072	26,180,756

Net assets at end of period	$21,593,468	$23,548,681	$8,413,014	$8,305,284	$31,687,424	$36,504,072

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,063,154	1,619,720	420,427	524,635	2,106,628	1,439,785
Units issued	125,890	81,442	133,386	34,271	1,294,527	1,198,481
Units redeemed	(291,656)	(638,008)	(170,052)	(138,479)	(1,625,903)	(531,638)

Units, end of period	897,388	1,063,154	383,761	420,427	1,775,252	2,106,628

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	American New World Trust Series I		Blue Chip Growth Trust Series NAV		Bond Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$68,561	$97,685	$50,452	$—	$371,653	$135,254
Expenses:
Mortality and expense risk and administrative charges	(3,694)	(3,442)	(155,748)	(168,134)	(2,784)	(982)

Net investment income (loss)	64,867	94,243	(105,296)	(168,134)	368,869	134,272

Realized gains (losses) on investments:
Capital gain distributions received	643,579	714,116	15,730,336	22,332,769	—	—
Net realized gain (loss)	(287,214)	(38,064)	14,274,675	7,234,460	25,447	(28,105)

Realized gains (losses)	356,365	676,052	30,005,011	29,567,229	25,447	(28,105)

Unrealized appreciation (depreciation) during the period	267,405	(1,075,316)	(30,689,116)	(16,410,941)	(262,979)	(128,608)

Net increase (decrease) in net assets from operations	688,637	(305,021)	(789,401)	12,988,154	131,337	(22,441)

Changes from principal transactions:
Purchase payments	45,978	35,131	1,729,967	1,517,160	531,033	456,615
Transfers between sub-accounts and the company	1,087,841	11,188,948	(32,265,909)	1,937,372	9,420,809	1,103,045
Transfers on general account policy loans	(15,016)	(2,070)	(249,103)	7,566	(47,550)	(3,190)
Withdrawals	(113,079)	(48,636)	(2,431,140)	(3,703,561)	(1,708,883)	(89,101)
Annual contract fee	(126,607)	(72,616)	(3,915,632)	(3,637,610)	(247,847)	(90,407)

Net increase (decrease) in net assets from principal transactions	879,117	11,100,757	(37,131,817)	(3,879,073)	7,947,562	1,376,962

Total increase (decrease) in net assets	1,567,754	10,795,736	(37,921,218)	9,109,081	8,078,899	1,354,521
Net assets at beginning of period	16,139,790	5,344,054	132,043,802	122,934,721	4,093,744	2,739,223

Net assets at end of period	$17,707,544	$16,139,790	$94,122,584	$132,043,802	$12,172,643	$4,093,744

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,044,977	334,098	2,987,066	2,949,231	365,841	245,561
Units issued	146,385	765,665	119,891	298,140	1,169,805	364,124
Units redeemed	(97,380)	(54,786)	(1,173,157)	(260,305)	(480,897)	(243,844)

Units, end of period	1,093,982	1,044,977	1,933,800	2,987,066	1,054,749	365,841

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Capital Appreciation Value Trust Series NAV		Core Bond Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$4,535	$12,521	$133,175	$50,066	$1,980,416	$1,568,657
Expenses:
Mortality and expense risk and administrative charges	(58,312)	(61,933)	—	—	(13,049)	(9,727)

Net investment income (loss)	(53,777)	(49,412)	133,175	50,066	1,967,367	1,558,930

Realized gains (losses) on investments:
Capital gain distributions received	7,887,377	8,778,125	839,334	558,461	52,552	207,970
Net realized gain (loss)	(1,323,373)	1,887,676	(210,296)	(119,626)	(80,723)	(268,794)

Realized gains (losses)	6,564,004	10,665,801	629,038	438,835	(28,171)	(60,824)

Unrealized appreciation (depreciation) during the period	(7,311,056)	(5,621,237)	(146,074)	(351,264)	428,298	(2,947,867)

Net increase (decrease) in net assets from operations	(800,829)	4,995,152	616,139	137,637	2,367,494	(1,449,761)

Changes from principal transactions:
Purchase payments	524,169	495,074	98,798	93,116	1,329,699	1,034,580
Transfers between sub-accounts and the company	(583,517)	3,063,692	5,347,756	2,335,558	6,396,723	82,892,741
Transfers on general account policy loans	55,198	(35,658)	(244,735)	(6,079)	(601,915)	(67,922)
Withdrawals	(474,742)	(734,132)	(53,131)	(469,874)	(2,096,601)	(1,764,773)
Annual contract fee	(1,364,313)	(1,233,348)	(214,484)	(95,348)	(1,867,350)	(1,259,720)

Net increase (decrease) in net assets from principal transactions	(1,843,205)	1,555,628	4,934,204	1,857,373	3,160,556	80,834,906

Total increase (decrease) in net assets	(2,644,034)	6,550,780	5,550,343	1,995,010	5,528,050	79,385,145
Net assets at beginning of period	51,215,996	44,665,216	4,107,426	2,112,416	88,004,505	8,619,360

Net assets at end of period	$48,571,962	$51,215,996	$9,657,769	$4,107,426	$93,532,555	$88,004,505

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,915,441	1,860,459	222,497	120,446	5,402,846	530,579
Units issued	595,137	406,078	533,742	179,211	885,303	6,034,003
Units redeemed	(676,110)	(351,096)	(272,664)	(77,160)	(699,573)	(1,161,736)

Units, end of period	1,834,468	1,915,441	483,575	222,497	5,588,576	5,402,846

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Core Strategy Trust Series NAV		Emerging Markets Value Trust Series NAV		Equity Income Trust Series NAV
	2016	2015	2016	2015	2016 (b)	2015
Income:
Dividend distributions received	$16,371	$19,020	$603,163	$460,741	$2,600,410	$2,472,506
Expenses:
Mortality and expense risk and administrative charges	—	—	(5,745)	(6,738)	(130,859)	(151,234)

Net investment income (loss)	16,371	19,020	597,418	454,003	2,469,551	2,321,272

Realized gains (losses) on investments:
Capital gain distributions received	34,137	25,124	—	—	11,063,244	11,529,868
Net realized gain (loss)	(1,728)	8,310	(1,392,772)	(1,289,175)	1,084,993	5,942,077

Realized gains (losses)	32,409	33,434	(1,392,772)	(1,289,175)	12,148,237	17,471,945

Unrealized appreciation (depreciation) during the period	6,148	(52,894)	5,133,726	(3,528,618)	5,117,219	(29,003,810)

Net increase (decrease) in net assets from operations	54,928	(440)	4,338,372	(4,363,790)	19,735,007	(9,210,593)

Changes from principal transactions:
Purchase payments	15,431	12,237	187,574	193,786	1,881,854	2,000,582
Transfers between sub-accounts and the company	123,773	42,813	9,954,583	(1,352,991)	(6,077,024)	(14,665,238)
Transfers on general account policy loans	—	—	(175,750)	(5,114)	(41,732)	9,217
Withdrawals	(176,542)	(59,432)	(757,040)	(289,827)	(4,351,931)	(6,484,886)
Annual contract fee	(17,225)	(16,539)	(493,109)	(455,731)	(3,722,929)	(3,671,810)

Net increase (decrease) in net assets from principal transactions	(54,563)	(20,921)	8,716,258	(1,909,877)	(12,311,762)	(22,812,135)

Total increase (decrease) in net assets	365	(21,361)	13,054,630	(6,273,667)	7,423,245	(32,022,728)
Net assets at beginning of period	807,751	829,112	18,545,368	24,819,035	114,582,459	146,605,187

Net assets at end of period	$808,116	$807,751	$31,599,998	$18,545,368	$122,005,704	$114,582,459

	2016	2015	2016	2015	2016	2015
Units, beginning of period	54,850	56,268	2,027,947	2,196,681	2,770,755	3,302,436
Units issued	14,883	7,155	1,854,525	376,829	283,039	200,822
Units redeemed	(18,524)	(8,573)	(957,221)	(545,563)	(575,154)	(732,503)

Units, end of period	51,209	54,850	2,925,251	2,027,947	2,478,640	2,770,755

(b)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Financial Industries Trust Series NAV		Franklin Templeton Founding Allocation Trust Series NAV		Fundamental All Cap Core Trust Series NAV
	2016	2015	2016 (c)	2015	2016	2015
Income:
Dividend distributions received	$21,446	$16,584	$70,996	$9,128	$397,659	$—
Expenses:
Mortality and expense risk and administrative charges	(1,068)	(1,583)	—	—	(154,751)	(169,940)

Net investment income (loss)	20,378	15,001	70,996	9,128	242,908	(169,940)

Realized gains (losses) on investments:
Capital gain distributions received	—	482,901	176,533	—	8,033,706	2,995,272
Net realized gain (loss)	(35,304)	(8,511)	(169,369)	154	1,767,360	2,078,743

Realized gains (losses)	(35,304)	474,390	7,164	154	9,801,066	5,074,015

Unrealized appreciation (depreciation) during the period	277,252	(534,827)	(32,717)	(27,972)	(5,328,236)	(2,449,910)

Net increase (decrease) in net assets from operations	262,326	(45,436)	45,443	(18,690)	4,715,738	2,454,165

Changes from principal transactions:
Purchase payments	9,046	14,606	66	813	1,539,151	1,367,451
Transfers between sub-accounts and the company	156,926	(45,159)	(329,836)	67,046	(1,148,341)	(465,663)
Transfers on general account policy loans	(2,176)	(1,730)	—	—	108,606	(56,639)
Withdrawals	(20,784)	(33,357)	(15,695)	(24,810)	(915,657)	(1,208,299)
Annual contract fee	(30,157)	(34,020)	(5,691)	(2,815)	(3,169,019)	(2,854,405)

Net increase (decrease) in net assets from principal transactions	112,855	(99,660)	(351,156)	40,234	(3,585,260)	(3,217,555)

Total increase (decrease) in net assets	375,181	(145,096)	(305,713)	21,544	1,130,478	(763,390)
Net assets at beginning of period	1,456,502	1,601,598	305,713	284,169	62,815,424	63,578,814

Net assets at end of period	$1,831,683	$1,456,502	$—	$305,713	$63,945,902	$62,815,424

	2016	2015	2016	2015	2016	2015
Units, beginning of period	68,977	74,687	22,294	19,529	2,867,593	3,013,650
Units issued	10,744	5,382	208,874	4,630	93,179	137,154
Units redeemed	(8,766)	(11,092)	(231,168)	(1,865)	(261,343)	(283,211)

Units, end of period	70,955	68,977	—	22,294	2,699,429	2,867,593

(c)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Fundamental Large Cap Value Trust Series NAV		Global Bond Trust Series NAV		Global Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$593,551	$283,575	$—	$622,047	$345,682	$203,317
Expenses:
Mortality and expense risk and administrative charges	(14,298)	(15,686)	(20,189)	(22,450)	(8,339)	(10,002)

Net investment income (loss)	579,253	267,889	(20,189)	599,597	337,343	193,315

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	874	790,361	(81,237)	(404,851)	(291,335)	(192,649)

Realized gains (losses)	874	790,361	(81,237)	(404,851)	(291,335)	(192,649)

Unrealized appreciation (depreciation) during the period	2,155,831	(1,254,143)	691,881	(1,152,002)	660,380	(641,837)

Net increase (decrease) in net assets from operations	2,735,958	(195,893)	590,455	(957,256)	706,388	(641,171)

Changes from principal transactions:
Purchase payments	427,236	422,120	327,459	347,556	177,325	256,792
Transfers between sub-accounts and the company	(329,239)	7,118,249	1,947,729	(3,397,566)	(1,454,020)	(7,430,871)
Transfers on general account policy loans	(66,315)	42,116	(93,397)	(2,755)	26,255	11,119
Withdrawals	(568,838)	(1,300,011)	(501,117)	(1,165,126)	(249,064)	(487,184)
Annual contract fee	(582,615)	(520,014)	(633,767)	(598,188)	(393,600)	(449,575)

Net increase (decrease) in net assets from principal transactions	(1,119,771)	5,762,460	1,046,907	(4,816,079)	(1,893,104)	(8,099,719)

Total increase (decrease) in net assets	1,616,187	5,566,567	1,637,362	(5,773,335)	(1,186,716)	(8,740,890)
Net assets at beginning of period	26,105,710	20,539,143	22,110,145	27,883,480	9,110,017	17,850,907

Net assets at end of period	$27,721,897	$26,105,710	$23,747,507	$22,110,145	$7,923,301	$9,110,017

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,330,252	1,036,801	794,168	964,332	569,698	1,041,092
Units issued	313,956	550,477	165,249	77,525	52,028	122,944
Units redeemed	(361,785)	(257,026)	(129,750)	(247,689)	(168,693)	(594,338)

Units, end of period	1,282,423	1,330,252	829,667	794,168	453,033	569,698

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Core Trust Series NAV
	2016	2015	2016	2015	2016 (d)	2015
Income:
Dividend distributions received	$37,769	$—	$2,483,646	$2,118,981	$3,120,007	$526,000
Expenses:
Mortality and expense risk and administrative charges	(22,453)	(28,372)	(14,029)	(18,825)	(4,077)	(4,184)

Net investment income (loss)	15,316	(28,372)	2,469,617	2,100,156	3,115,930	521,816

Realized gains (losses) on investments:
Capital gain distributions received	8,499,841	5,935,204	—	—	—	—
Net realized gain (loss)	583,885	1,598,507	(1,674,416)	(1,283,606)	(6,114,825)	(147,356)

Realized gains (losses)	9,083,726	7,533,711	(1,674,416)	(1,283,606)	(6,114,825)	(147,356)

Unrealized appreciation (depreciation) during the period	(13,427,805)	(3,611,369)	4,817,659	(3,033,666)	3,142,287	(1,530,975)

Net increase (decrease) in net assets from operations	(4,328,763)	3,893,970	5,612,860	(2,217,116)	143,392	(1,156,515)

Changes from principal transactions:
Purchase payments	1,139,010	1,085,939	351,057	423,788	107,158	180,608
Transfers between sub-accounts and the company	(2,960,103)	6,756,358	3,397,222	2,748,305	(15,753,128)	2,716,054
Transfers on general account policy loans	(5,917)	(75,909)	(129,263)	(4,245)	2,732	(15,656)
Withdrawals	(804,882)	(223,093)	(1,801,931)	(990,845)	(252,573)	(375,497)
Annual contract fee	(1,059,251)	(1,021,640)	(712,727)	(697,839)	(181,254)	(209,097)

Net increase (decrease) in net assets from principal transactions	(3,691,143)	6,521,655	1,104,358	1,479,164	(16,077,065)	2,296,412

Total increase (decrease) in net assets	(8,019,906)	10,415,625	6,717,218	(737,952)	(15,933,673)	1,139,897
Net assets at beginning of period	42,103,702	31,688,077	30,590,171	31,328,123	15,933,673	14,793,776

Net assets at end of period	$34,083,796	$42,103,702	$37,307,389	$30,590,171	$—	$15,933,673

	2016	2015	2016	2015	2016	2015
Units, beginning of period	702,350	597,112	1,606,333	1,511,095	1,052,202	923,759
Units issued	53,956	252,247	753,833	711,861	72,584	307,144
Units redeemed	(120,960)	(147,009)	(679,562)	(616,623)	(1,124,786)	(178,701)

Units, end of period	635,346	702,350	1,680,604	1,606,333	—	1,052,202

(d)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Equity Index Trust B Series NAV		International Growth Stock Trust Series NAV		International Small Company Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$2,036,992	$2,438,245	$258,566	$195,915	$223,840	$188,644
Expenses:
Mortality and expense risk and administrative charges	(72,254)	(81,497)	(4,379)	(3,917)	(4,280)	(4,360)

Net investment income (loss)	1,964,738	2,356,748	254,187	191,998	219,560	184,284

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,201,209)	167,933	108,941	256,332	119,566	834,170

Realized gains (losses)	(1,201,209)	167,933	108,941	256,332	119,566	834,170

Unrealized appreciation (depreciation) during the period	2,450,090	(8,337,158)	(564,485)	(742,267)	222,281	(234,586)

Net increase (decrease) in net assets from operations	3,213,619	(5,812,477)	(201,357)	(293,937)	561,407	783,868

Changes from principal transactions:
Purchase payments	1,370,852	1,063,449	140,609	132,066	185,630	223,261
Transfers between sub-accounts and the company	(535,714)	(13,003,966)	5,816,680	414,713	1,811,668	(1,365,027)
Transfers on general account policy loans	(23,265)	(57,767)	(24,579)	(2,232)	(9,841)	(25,115)
Withdrawals	(1,513,007)	(1,263,401)	(257,647)	(263,375)	(349,045)	(388,663)
Annual contract fee	(1,684,006)	(1,801,570)	(209,432)	(198,339)	(239,711)	(238,381)

Net increase (decrease) in net assets from principal transactions	(2,385,140)	(15,063,255)	5,465,631	82,833	1,398,701	(1,793,925)

Total increase (decrease) in net assets	828,479	(20,875,732)	5,264,274	(211,104)	1,960,108	(1,010,057)
Net assets at beginning of period	75,449,011	96,324,743	10,153,982	10,365,086	10,078,376	11,088,433

Net assets at end of period	$76,277,490	$75,449,011	$15,418,256	$10,153,982	$12,038,484	$10,078,376

	2016	2015	2016	2015	2016	2015
Units, beginning of period	2,944,514	3,574,367	836,419	834,373	667,610	782,975
Units issued	263,307	403,457	637,924	188,713	222,423	145,222
Units redeemed	(328,441)	(1,033,310)	(188,909)	(186,667)	(130,375)	(260,587)

Units, end of period	2,879,380	2,944,514	1,285,434	836,419	759,658	667,610

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	International Value Trust Series NAV		Investment Quality Bond Trust Series NAV		Lifestyle Aggressive MVP Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$910,000	$662,900	$867,368	$228,840	$73,753	$178,346
Expenses:
Mortality and expense risk and administrative charges	(46,494)	(53,289)	(8,776)	(10,257)	(18,020)	(21,804)

Net investment income (loss)	863,506	609,611	858,592	218,583	55,733	156,542

Realized gains (losses) on investments:
Capital gain distributions received	—	—	227,891	506,749	63,158	—
Net realized gain (loss)	156,083	450,291	(150,203)	(67,435)	(234,408)	94,997

Realized gains (losses)	156,083	450,291	77,688	439,314	(171,250)	94,997

Unrealized appreciation (depreciation) during the period	2,677,602	(3,560,286)	(580,244)	(717,000)	145,280	(775,902)

Net increase (decrease) in net assets from operations	3,697,191	(2,500,384)	356,036	(59,103)	29,763	(524,363)

Changes from principal transactions:
Purchase payments	898,006	916,162	145,865	84,417	295,431	411,164
Transfers between sub-accounts and the company	11,280,257	(6,385,829)	26,607,706	3,362,791	(3,526,898)	(144,389)
Transfers on general account policy loans	(417,472)	(19,066)	—	—	(2,708)	(28)
Withdrawals	(1,995,318)	(1,235,100)	(90,969)	(139,607)	(544,136)	(56,608)
Annual contract fee	(1,143,691)	(1,115,489)	(698,362)	(425,793)	(170,693)	(64,492)

Net increase (decrease) in net assets from principal transactions	8,621,782	(7,839,322)	25,964,240	2,881,808	(3,949,004)	145,647

Total increase (decrease) in net assets	12,318,973	(10,339,706)	26,320,276	2,822,705	(3,919,241)	(378,716)
Net assets at beginning of period	30,785,010	41,124,716	11,501,227	8,678,522	8,260,863	8,639,579

Net assets at end of period	$43,103,983	$30,785,010	$37,821,503	$11,501,227	$4,341,622	$8,260,863

	2016	2015	2016	2015	2016	2015
Units, beginning of period	2,197,404	2,700,650	731,446	550,105	482,652	474,501
Units issued	1,719,245	416,957	1,819,494	277,254	40,127	63,413
Units redeemed	(1,183,307)	(920,203)	(257,950)	(95,913)	(277,814)	(55,262)

Units, end of period	2,733,342	2,197,404	2,292,990	731,446	244,965	482,652

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced MVP Series NAV		Lifestyle Conservative MVP Series NAV		Lifestyle Growth MVP Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$1,189,652	$1,582,951	$149,517	$154,054	$522,856	$721,152
Expenses:
Mortality and expense risk and administrative charges	(94,452)	(109,760)	(2,744)	(2,869)	(16,639)	(27,313)

Net investment income (loss)	1,095,200	1,473,191	146,773	151,185	506,217	693,839

Realized gains (losses) on investments:
Capital gain distributions received	2,319,091	4,692,644	148,056	378,808	798,355	—
Net realized gain (loss)	1,483,143	2,485,171	(192,700)	(207,261)	735,730	1,434,481

Realized gains (losses)	3,802,234	7,177,815	(44,644)	171,547	1,534,085	1,434,481

Unrealized appreciation (depreciation) during the period	(2,133,380)	(10,055,500)	167,148	(330,470)	(1,136,877)	(3,501,619)

Net increase (decrease) in net assets from operations	2,764,054	(1,404,494)	269,277	(7,738)	903,425	(1,373,299)

Changes from principal transactions:
Purchase payments	1,694,347	1,888,080	316,493	328,465	940,924	1,594,080
Transfers between sub-accounts and the company	(3,776,645)	(2,252,407)	1,587,046	1,707,919	(841,952)	(2,805,441)
Transfers on general account policy loans	(673,276)	(901,404)	(2,225)	(249)	13,221	41,160
Withdrawals	(2,693,611)	(2,361,657)	(1,485,690)	(1,351,930)	(3,204,975)	(1,417,193)
Annual contract fee	(2,646,088)	(2,621,917)	(329,924)	(374,205)	(909,819)	(1,017,896)

Net increase (decrease) in net assets from principal transactions	(8,095,273)	(6,249,305)	85,700	310,000	(4,002,601)	(3,605,290)

Total increase (decrease) in net assets	(5,331,219)	(7,653,799)	354,977	302,262	(3,099,176)	(4,978,589)
Net assets at beginning of period	61,116,407	68,770,206	5,716,348	5,414,086	30,507,084	35,485,673

Net assets at end of period	$55,785,188	$61,116,407	$6,071,325	$5,716,348	$27,407,908	$30,507,084

	2016	2015	2016	2015	2016	2015
Units, beginning of period	3,621,000	3,979,320	349,543	332,338	1,789,990	1,984,895
Units issued	117,118	194,153	214,546	190,387	124,400	144,334
Units redeemed	(581,149)	(552,473)	(208,931)	(173,182)	(364,140)	(339,239)

Units, end of period	3,156,969	3,621,000	355,158	349,543	1,550,250	1,789,990

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Growth Trust PS Series NAV		Lifestyle Moderate MVP Series NAV		M Capital Appreciation
	2016 (e)	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$61,784	$—	$122,334	$197,434	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(33)	—	(4,301)	(4,262)	(2,198)	(2,326)

Net investment income (loss)	61,751	—	118,033	193,172	(2,198)	(2,326)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	221,950	630,304	2,432,218	6,589,733
Net realized gain (loss)	(573)	—	(327,953)	51,740	576,826	974,781

Realized gains (losses)	(573)	—	(106,003)	682,044	3,009,044	7,564,514

Unrealized appreciation (depreciation) during the period	684	—	341,239	(969,641)	8,214,417	(11,661,995)

Net increase (decrease) in net assets from operations	61,862	—	353,269	(94,425)	11,221,263	(4,099,807)

Changes from principal transactions:
Purchase payments	—	—	335,182	312,624	1,583,480	1,409,754
Transfers between sub-accounts and the company	3,148,430	—	(274,666)	456,274	(7,899,146)	4,769,202
Transfers on general account policy loans	—	—	(6,487)	(734,255)	(174,240)	(189,281)
Withdrawals	2	—	(1,940,529)	(196,632)	(2,256,714)	(992,122)
Annual contract fee	(3,629)	—	(335,875)	(275,001)	(1,258,025)	(1,269,326)

Net increase (decrease) in net assets from principal transactions	3,144,803	—	(2,222,375)	(436,990)	(10,004,645)	3,728,227

Total increase (decrease) in net assets	3,206,665	—	(1,869,106)	(531,415)	1,216,618	(371,580)
Net assets at beginning of period	—	—	7,438,608	7,970,023	62,377,403	62,748,983

Net assets at end of period	$3,206,665	$—	$5,569,502	$7,438,608	$63,594,021	$62,377,403

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	—	437,138	463,609	894,478	853,683
Units issued	336,580	—	22,040	135,692	65,574	149,045
Units redeemed	(22,481)	—	(147,326)	(162,163)	(200,133)	(108,250)

Units, end of period	314,099	—	311,852	437,138	759,919	894,478

(e)	Sub-account available in prior year but no activity.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	M International Equity		M Large Cap Growth		M Large Cap Value
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$702,691	$1,075,844	$—	$16,952	$528,177	$393,875
Expenses:
Mortality and expense risk and administrative charges	(2,402)	(2,596)	(3,897)	(4,156)	(1,427)	(1,551)

Net investment income (loss)	700,289	1,073,248	(3,897)	12,796	526,750	392,324

Realized gains (losses) on investments:
Capital gain distributions received	—	—	3,258,376	10,622,957	—	2,502,335
Net realized gain (loss)	82,686	1,844,109	1,165,147	3,511,017	406,325	1,095,719

Realized gains (losses)	82,686	1,844,109	4,423,523	14,133,974	406,325	3,598,054

Unrealized appreciation (depreciation) during the period	(421,392)	(5,094,461)	(5,888,012)	(9,462,189)	1,466,608	(4,207,190)

Net increase (decrease) in net assets from operations	361,583	(2,177,104)	(1,468,386)	4,684,581	2,399,683	(216,812)

Changes from principal transactions:
Purchase payments	1,092,900	1,494,703	1,282,112	1,368,261	913,114	891,648
Transfers between sub-accounts and the company	(9,493,152)	7,223,182	(3,711,480)	(1,696,182)	(8,319,737)	8,962,241
Transfers on general account policy loans	(390,089)	(566,898)	(59,428)	30,134	(190,679)	112,898
Withdrawals	(2,084,258)	(1,027,451)	(1,591,573)	(1,038,742)	(679,854)	(736,253)
Annual contract fee	(1,263,421)	(1,290,403)	(1,112,101)	(1,106,745)	(620,289)	(625,175)

Net increase (decrease) in net assets from principal transactions	(12,138,020)	5,833,133	(5,192,470)	(2,443,274)	(8,897,445)	8,605,359

Total increase (decrease) in net assets	(11,776,437)	3,656,029	(6,660,856)	2,241,307	(6,497,762)	8,388,547
Net assets at beginning of period	70,908,315	67,252,286	63,588,639	61,347,332	36,036,239	27,647,692

Net assets at end of period	$59,131,878	$70,908,315	$56,927,783	$63,588,639	$29,538,477	$36,036,239

	2016	2015	2016	2015	2016	2015
Units, beginning of period	2,284,562	2,088,001	1,316,857	1,373,491	1,525,035	1,162,521
Units issued	176,085	545,609	92,902	137,964	139,230	575,687
Units redeemed	(551,436)	(349,048)	(198,335)	(194,598)	(523,958)	(213,173)

Units, end of period	1,909,211	2,284,562	1,211,424	1,316,857	1,140,307	1,525,035

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Main Management Insurance Fund Class A		Mid Cap Index Trust Series NAV		Mid Cap Stock Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$633,292	$355,351	$—	$—
Expenses:
Mortality and expense risk and administrative charges	—	—	(35,288)	(36,895)	(47,367)	(53,080)

Net investment income (loss)	—	—	598,004	318,456	(47,367)	(53,080)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	4,171,888	3,323,449	2,517,750	7,992,439
Net realized gain (loss)	134,509	103,005	(337,446)	1,478,697	(1,064,436)	176,712

Realized gains (losses)	134,509	103,005	3,834,442	4,802,146	1,453,314	8,169,151

Unrealized appreciation (depreciation) during the period	198,384	754,722	3,575,137	(6,287,593)	(1,165,948)	(6,973,742)

Net increase (decrease) in net assets from operations	332,893	857,727	8,007,583	(1,166,991)	239,999	1,142,329

Changes from principal transactions:
Purchase payments	—	—	433,827	519,539	653,760	794,669
Transfers between sub-accounts and the company	(3,027,772)	(4,242,698)	18,741,165	(5,110,252)	(1,698,923)	(831,407)
Transfers on general account policy loans	—	—	(51,763)	(37,485)	(565,649)	(35,249)
Withdrawals	—	1	(487,448)	(366,220)	(2,446,904)	(1,012,760)
Annual contract fee	—	—	(733,179)	(788,710)	(1,047,569)	(1,032,109)

Net increase (decrease) in net assets from principal transactions	(3,027,772)	(4,242,697)	17,902,602	(5,783,128)	(5,105,285)	(2,116,856)

Total increase (decrease) in net assets	(2,694,879)	(3,384,970)	25,910,185	(6,950,119)	(4,865,286)	(974,527)
Net assets at beginning of period	17,870,479	21,255,449	28,887,772	35,837,891	37,882,470	38,856,997

Net assets at end of period	$15,175,600	$17,870,479	$54,797,957	$28,887,772	$33,017,184	$37,882,470

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,655,747	2,056,362	1,093,444	1,317,748	635,480	670,902
Units issued	—	34,912	1,142,035	290,176	73,576	62,216
Units redeemed	(278,848)	(435,527)	(517,877)	(514,480)	(156,738)	(97,638)

Units, end of period	1,376,899	1,655,747	1,717,602	1,093,444	552,318	635,480

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Value Trust Series NAV		Money Market Trust B Series NAV		Money-Market Trust Series NAV
	2016	2015	2016 (f)	2015	2016 (a)	2015
Income:
Dividend distributions received	$477,779	$393,508	$47,083	$2,061	$85,097	$—
Expenses:
Mortality and expense risk and administrative charges	(23,707)	(24,532)	(18,011)	(54,290)	(36,930)	—

Net investment income (loss)	454,072	368,976	29,072	(52,229)	48,167	—

Realized gains (losses) on investments:
Capital gain distributions received	4,659,636	6,156,227	—	298	—	—
Net realized gain (loss)	345,207	1,267,720	—	—	—	—

Realized gains (losses)	5,004,843	7,423,947	—	298	—	—

Unrealized appreciation (depreciation) during the period	2,192,436	(8,919,939)	(1)	—	—	—

Net increase (decrease) in net assets from operations	7,651,351	(1,127,016)	29,071	(51,931)	48,167	—

Changes from principal transactions:
Purchase payments	498,492	422,818	2,024,430	9,871,381	2,542,770	—
Transfers between sub-accounts and the company	8,709,164	(1,648,402)	(79,837,860)	46,333,763	50,012,217	—
Transfers on general account policy loans	(467,848)	(218,051)	232,359	(1,308,500)	2,939,250	—
Withdrawals	(1,525,500)	(1,609,298)	(33,040,961)	(11,894,084)	18,968,065	—
Annual contract fee	(990,565)	(873,688)	(2,165,113)	(5,757,167)	(3,653,077)	—

Net increase (decrease) in net assets from principal transactions	6,223,743	(3,926,621)	(112,787,145)	37,245,393	70,809,225	—

Total increase (decrease) in net assets	13,875,094	(5,053,637)	(112,758,074)	37,193,462	70,857,392	—
Net assets at beginning of period	30,681,103	35,734,740	112,758,074	75,564,612	—	—

Net assets at end of period	$44,556,197	$30,681,103	$—	$112,758,074	$70,857,392	$—

	2016	2015	2016	2015	2016	2015
Units, beginning of period	810,907	912,224	7,014,949	4,544,086	—	—
Units issued	347,342	76,472	1,630,213	5,745,620	10,689,652	—
Units redeemed	(211,163)	(177,789)	(8,645,162)	(3,274,757)	(4,677,837)	—

Units, end of period	947,086	810,907	—	7,014,949	6,011,815	—

(a)	Reflects the period from commencement of operations on April 29, 2016 through December 31, 2016.
(f)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	PIMCO All Asset		Real Estate Securities Trust Series NAV		Real Return Bond Trust Series NAV
	2016	2015	2016	2015	2016 (g)	2015
Income:
Dividend distributions received	$378,857	$601,994	$2,053,993	$1,383,943	$—	$663,837
Expenses:
Mortality and expense risk and administrative charges	(3,649)	(5,934)	(28,201)	(31,749)	(1,033)	(3,448)

Net investment income (loss)	375,208	596,060	2,025,792	1,352,194	(1,033)	660,389

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,203,659)	(418,521)	5,297,762	4,905,904	(999,761)	(400,331)

Realized gains (losses)	(1,203,659)	(418,521)	5,297,762	4,905,904	(999,761)	(400,331)

Unrealized appreciation (depreciation) during the period	2,849,073	(2,120,140)	(2,813,545)	(4,513,717)	1,364,415	(577,754)

Net increase (decrease) in net assets from operations	2,020,622	(1,942,601)	4,510,009	1,744,381	363,621	(317,696)

Changes from principal transactions:
Purchase payments	506,064	463,081	852,252	720,647	54,018	331,821
Transfers between sub-accounts and the company	(3,122,359)	(1,235,155)	(6,721,002)	(6,719,352)	(9,818,988)	(1,444,873)
Transfers on general account policy loans	(3,165)	(5,074)	(516,898)	(19,180)	—	(4,396)
Withdrawals	(316,276)	(495,894)	(1,488,614)	(2,328,107)	(91,914)	(248,768)
Annual contract fee	(355,665)	(407,842)	(1,586,204)	(1,510,381)	(84,763)	(263,669)

Net increase (decrease) in net assets from principal transactions	(3,291,401)	(1,680,884)	(9,460,466)	(9,856,373)	(9,941,647)	(1,629,885)

Total increase (decrease) in net assets	(1,270,779)	(3,623,485)	(4,950,457)	(8,111,992)	(9,578,026)	(1,947,581)
Net assets at beginning of period	18,325,708	21,949,193	64,214,802	72,326,794	9,578,026	11,525,607

Net assets at end of period	$17,054,929	$18,325,708	$59,264,345	$64,214,802	$—	$9,578,026

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,279,108	1,391,667	950,205	1,096,676	663,242	774,257
Units issued	408,693	180,014	65,040	124,388	75,397	132,493
Units redeemed	(628,778)	(292,573)	(201,486)	(270,859)	(738,639)	(243,508)

Units, end of period	1,059,023	1,279,108	813,759	950,205	—	663,242

(g)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Science & Technology Trust Series NAV		Short Term Government Income Trust Series NAV		Small Cap Growth Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$—	$—	$762,064	$954,900	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(9,300)	(7,628)	(21,868)	(24,571)	(59,295)	(74,536)

Net investment income (loss)	(9,300)	(7,628)	740,196	930,329	(59,295)	(74,536)

Realized gains (losses) on investments:
Capital gain distributions received	815,237	956,853	—	—	3,536,509	6,969,905
Net realized gain (loss)	227,098	209,727	(248,467)	(327,781)	(1,644,814)	(146,182)

Realized gains (losses)	1,042,335	1,166,580	(248,467)	(327,781)	1,891,695	6,823,723

Unrealized appreciation (depreciation) during the period	(575,557)	(802,236)	(253,078)	(33,001)	(1,042,230)	(10,056,169)

Net increase (decrease) in net assets from operations	457,478	356,716	238,651	569,547	790,170	(3,306,982)

Changes from principal transactions:
Purchase payments	122,897	146,800	308,179	316,635	569,678	530,211
Transfers between sub-accounts and the company	540,551	170,555	2,718,375	(29,539,002)	(1,049,269)	5,210,197
Transfers on general account policy loans	825	(6,615)	(21,511)	1,930	107,718	(52,565)
Withdrawals	(92,112)	(124,538)	(1,189,658)	(1,431,578)	(918,921)	(1,100,883)
Annual contract fee	(171,016)	(142,052)	(592,789)	(772,162)	(1,247,631)	(1,261,471)

Net increase (decrease) in net assets from principal transactions	401,145	44,150	1,222,596	(31,424,177)	(2,538,425)	3,325,489

Total increase (decrease) in net assets	858,623	400,866	1,461,247	(30,854,630)	(1,748,255)	18,507
Net assets at beginning of period	5,967,269	5,566,403	44,087,687	74,942,317	41,263,900	41,245,393

Net assets at end of period	$6,825,892	$5,967,269	$45,548,934	$44,087,687	$39,515,645	$41,263,900

	2016	2015	2016	2015	2016	2015
Units, beginning of period	211,368	209,896	4,122,642	7,048,049	1,446,242	1,323,917
Units issued	52,465	25,922	830,508	2,160,832	176,973	363,650
Units redeemed	(39,697)	(24,450)	(718,203)	(5,086,239)	(268,297)	(241,325)

Units, end of period	224,136	211,368	4,234,947	4,122,642	1,354,918	1,446,242

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Index Trust Series NAV		Small Cap Opportunities Trust Series NAV		Small Cap Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$318,111	$322,909	$17,632	$15,750	$580,768	$419,762
Expenses:
Mortality and expense risk and administrative charges	(32,879)	(33,872)	(1,455)	(2,608)	(47,983)	(49,563)

Net investment income (loss)	285,232	289,037	16,177	13,142	532,785	370,199

Realized gains (losses) on investments:
Capital gain distributions received	1,873,341	2,412,254	320,722	490,886	10,230,932	11,791,921
Net realized gain (loss)	(513,212)	526,268	(87,554)	1,943,852	1,171,147	2,905,480

Realized gains (losses)	1,360,129	2,938,522	233,168	2,434,738	11,402,079	14,697,401

Unrealized appreciation (depreciation) during the period	2,967,226	(4,573,488)	396,598	(2,931,959)	4,092,989	(15,918,776)

Net increase (decrease) in net assets from operations	4,612,587	(1,345,929)	645,943	(484,079)	16,027,853	(851,176)

Changes from principal transactions:
Purchase payments	432,179	411,877	37,939	264,362	889,135	1,139,496
Transfers between sub-accounts and the company	7,233,934	(6,105,823)	538,837	(9,710,015)	6,089,878	(7,190,328)
Transfers on general account policy loans	(20,108)	(66,241)	17,694	27,597	(333,641)	(46,223)
Withdrawals	(182,017)	(875,886)	(53,853)	(109,262)	(2,533,499)	(1,967,906)
Annual contract fee	(519,708)	(433,176)	(107,124)	(321,925)	(1,649,005)	(1,530,340)

Net increase (decrease) in net assets from principal transactions	6,944,280	(7,069,249)	433,493	(9,849,243)	2,462,868	(9,595,301)

Total increase (decrease) in net assets	11,556,867	(8,415,178)	1,079,436	(10,333,322)	18,490,721	(10,446,477)
Net assets at beginning of period	19,504,916	27,920,094	3,097,233	13,430,555	70,862,695	81,309,172

Net assets at end of period	$31,061,783	$19,504,916	$4,176,669	$3,097,233	$89,353,416	$70,862,695

	2016	2015	2016	2015	2016	2015
Units, beginning of period	1,054,083	1,480,759	169,119	693,184	1,521,464	1,732,541
Units issued	570,443	218,420	63,085	49,012	321,038	140,138
Units redeemed	(213,160)	(645,096)	(41,744)	(573,077)	(275,687)	(351,215)

Units, end of period	1,411,366	1,054,083	190,460	169,119	1,566,815	1,521,464

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Company Value Trust Series NAV		Strategic Income Opportunities Trust Series NAV		Total Bond Market Trust B Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$52,978	$106,475	$710,358	$530,706	$972,017	$1,301,801
Expenses:
Mortality and expense risk and administrative charges	(6,103)	(6,184)	(10,451)	(13,849)	(41,087)	(45,129)

Net investment income (loss)	46,875	100,291	699,907	516,857	930,930	1,256,672

Realized gains (losses) on investments:
Capital gain distributions received	1,106,037	1,099,458	—	—	—	—
Net realized gain (loss)	175,091	256,822	559,447	(51,612)	24,963	(33,650)

Realized gains (losses)	1,281,128	1,356,280	559,447	(51,612)	24,963	(33,650)

Unrealized appreciation (depreciation) during the period	545,768	(1,935,782)	645,114	(549,858)	(137,551)	(1,194,464)

Net increase (decrease) in net assets from operations	1,873,771	(479,211)	1,904,468	(84,613)	818,342	28,558

Changes from principal transactions:
Purchase payments	115,029	118,505	689,701	530,598	462,907	490,670
Transfers between sub-accounts and the company	(864,443)	(1,827,819)	(15,688,440)	32,110,514	664,847	(5,203,713)
Transfers on general account policy loans	(166,403)	(9,645)	(15,123)	58,546	(15,130)	(41,904)
Withdrawals	(41,078)	(257,046)	(816,034)	(402,136)	(542,326)	(2,109,174)
Annual contract fee	(153,594)	(152,276)	(594,927)	(386,918)	(883,347)	(823,971)

Net increase (decrease) in net assets from principal transactions	(1,110,489)	(2,128,281)	(16,424,823)	31,910,604	(313,049)	(7,688,092)

Total increase (decrease) in net assets	763,282	(2,607,492)	(14,520,355)	31,825,991	505,293	(7,659,534)
Net assets at beginning of period	6,467,951	9,075,443	40,027,364	8,201,373	35,296,007	42,955,541

Net assets at end of period	$7,231,233	$6,467,951	$25,507,009	$40,027,364	$35,801,300	$35,296,007

	2016	2015	2016	2015	2016	2015
Units, beginning of period	303,155	400,780	2,070,710	436,701	1,526,443	1,863,864
Units issued	43,276	22,165	99,954	1,768,519	247,683	550,252
Units redeemed	(90,139)	(119,790)	(913,552)	(134,510)	(260,921)	(887,673)

Units, end of period	256,292	303,155	1,257,112	2,070,710	1,513,205	1,526,443

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Return Trust Series NAV		Total Stock Market Index Trust Series NAV		U.S. Equity Trust Series NAV
	2016	2015 (h)	2016	2015	2016 (i)	2015
Income:
Dividend distributions received	$—	$10,911,958	$395,828	$363,961	$49,071	$24,906
Expenses:
Mortality and expense risk and administrative charges	—	(6,998)	(23,225)	(26,059)	(869)	(5,829)

Net investment income (loss)	—	10,904,960	372,603	337,902	48,202	19,077

Realized gains (losses) on investments:
Capital gain distributions received	—	4,966,958	436,797	770,782	468,887	—
Net realized gain (loss)	—	(17,113,808)	1,498,864	1,449,958	(250,516)	89,563

Realized gains (losses)	—	(12,146,850)	1,935,661	2,220,740	218,371	89,563

Unrealized appreciation (depreciation) during the period	—	2,998,564	833,754	(2,782,231)	(212,711)	(96,454)

Net increase (decrease) in net assets from operations	—	1,756,674	3,142,018	(223,589)	53,862	12,186

Changes from principal transactions:
Purchase payments	—	633,603	522,607	502,042	17,080	40,441
Transfers between sub-accounts and the company	—	(103,615,683)	(474,154)	772,875	(984,660)	(1,178,355)
Transfers on general account policy loans	—	21,887	(132,590)	(48,608)	—	—
Withdrawals	—	(663,912)	(469,564)	(1,336,838)	(290,462)	(9,614)
Annual contract fee	—	(567,729)	(800,633)	(741,614)	(90,315)	(132,446)

Net increase (decrease) in net assets from principal transactions	—	(104,191,834)	(1,354,334)	(852,143)	(1,348,357)	(1,279,974)

Total increase (decrease) in net assets	—	(102,435,160)	1,787,684	(1,075,732)	(1,294,495)	(1,267,788)
Net assets at beginning of period	—	102,435,160	25,951,080	27,026,812	1,294,495	2,562,283

Net assets at end of period	$—	$—	$27,738,764	$25,951,080	$—	$1,294,495

	2016	2015	2016	2015	2016	2015
Units, beginning of period	—	5,703,176	911,011	954,888	88,133	176,445
Units issued	—	67,337	57,749	86,312	10,176	19,172
Units redeemed	—	(5,770,513)	(104,396)	(130,189)	(98,309)	(107,484)

Units, end of period	—	—	864,364	911,011	—	88,133

(h)

Terminated as an investment option and funds transferred to Core Bond Trust Series NAV on April 27, 2015. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(i)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV		Utilities Trust Series NAV		Value Trust Series NAV
	2016	2015	2016	2015	2016	2015
Income:
Dividend distributions received	$72,036	$62,352	$386,111	$290,194	$85,615	$76,637
Expenses:
Mortality and expense risk and administrative charges	(561)	(317)	(7,820)	(9,285)	(4,692)	(4,795)

Net investment income (loss)	71,475	62,035	378,291	280,909	80,923	71,842

Realized gains (losses) on investments:
Capital gain distributions received	—	—	144,139	878,337	1,011,921	1,622,377
Net realized gain (loss)	(4,597)	(66,651)	13,657	641,239	349,745	769,751

Realized gains (losses)	(4,597)	(66,651)	157,796	1,519,576	1,361,666	2,392,128

Unrealized appreciation (depreciation) during the period	(37,759)	9,194	368,734	(3,196,925)	325,193	(3,583,090)

Net increase (decrease) in net assets from operations	29,119	4,578	904,821	(1,396,440)	1,767,782	(1,119,120)

Changes from principal transactions:
Purchase payments	56,871	128,531	162,986	157,296	284,999	274,070
Transfers between sub-accounts and the company	185,241	(2,131,891)	(335,100)	(843,369)	(6,971,429)	4,736,863
Transfers on general account policy loans	(12,471)	(410,290)	11,853	(16,285)	12,869	(20,451)
Withdrawals	(11,396)	(204,422)	(58,531)	(1,096,835)	(282,280)	(290,082)
Annual contract fee	(121,127)	(122,618)	(390,669)	(406,788)	(261,704)	(274,610)

Net increase (decrease) in net assets from principal transactions	97,118	(2,740,690)	(609,461)	(2,205,981)	(7,217,545)	4,425,790

Total increase (decrease) in net assets	126,237	(2,736,112)	295,360	(3,602,421)	(5,449,763)	3,306,670
Net assets at beginning of period	4,462,853	7,198,965	8,036,246	11,638,667	16,795,752	13,489,082

Net assets at end of period	$4,589,090	$4,462,853	$8,331,606	$8,036,246	$11,345,989	$16,795,752

	2016	2015	2016	2015	2016	2015
Units, beginning of period	443,230	715,012	318,972	392,920	680,845	498,765
Units issued	23,777	25,678	10,669	11,276	44,346	250,144
Units redeemed	(13,974)	(297,460)	(32,894)	(85,224)	(326,800)	(68,064)

Units, end of period	453,033	443,230	296,747	318,972	398,391	680,845

See accompanying notes.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

1.	Organization

John Hancock Variable Life Separate Account S (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services –Investment Companies. The Account consists of 54 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”), and 6 active sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Trust and Non-affiliated Trusts are registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under single premium variable life and variable universal life insurance contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer 2 classes of units to fund Contracts issued by the Company. These classes, Series I and Series NAV, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

As a result of a portfolio change, the following sub-account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Equity-Income Trust Series NAV	Equity Income Trust Series NAV	05/02/2016

Funds transferred in 2016 are as follows:

Transferred from	Transferred to	Effective Date
Franklin Templeton Founding Allocation Trust Series NAV	Lifestyle Growth Trust PS Series NAV	10/21/2016
International Core Trust Series NAV	International Value Trust Series NAV	10/21/2016
Money Market Trust B Series NAV	Money-Market Trust Series NAV	04/29/2016
Real Return Bond Trust Series NAV	Bond Trust Series NAV	04/29/2016
U.S. Equity Trust Series NAV	500 Index Fund B Series NAV	10/21/2016

Sub-accounts opened in 2016 are as follows:

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

1.	Organization — (continued):

Sub-accounts Opened	Effective Date
Money-Market Trust Series NAV	04/29/2016

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust, and of the Non-affiliated Trusts, are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2016.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the FY 2010 and onward remains open subject to examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2016, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

5.	Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2016. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,457,231,074	—	—	2,457,231,074
Hedge Funds	$—	—	15,175,600	15,175,600

Total	$2,457,231,074	—	15,175,600	2,472,406,674

Total Fair Value
Balance as of December 31, 2015	$17,870,479
Net realized/unrealized gains (losses)	(2,694,879)
Purchases (sales), net	—
Transfers in and/or (out) of Level 3, net (1)	—

Balance as of December 31, 2016	$15,175,600

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Hedge funds are classified as Level 3 because the valuations are based on significant unobservable inputs. The fair values of these investments have been estimated using the NAV of the underlying fund provided by the hedge fund managers. The underlying funds do not transact on a daily basis.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2016.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and Non-affiliated Trusts during 2016 were as follows:

	Purchases	Sales
Sub-Account
500 Index Fund B Series NAV	$88,773,165	$52,172,849
Active Bond Trust Series NAV	10,871,785	6,332,386
All Cap Core Trust Series NAV	186,599	124,086
Alpha Opportunities Trust Series NAV	594,140	69,463
American Asset Allocation Trust Series I	498,168	332,640
American Global Growth Trust Series I	985,128	624,568
American Growth Trust Series I	9,916,557	6,802,555
American Growth-Income Trust Series I	5,012,308	3,533,277
American International Trust Series I	23,010,908	28,198,431
American New World Trust Series I	3,078,134	1,490,571
Blue Chip Growth Trust Series NAV	24,321,336	45,828,114
Bond Trust Series NAV	13,939,190	5,622,759
Capital Appreciation Trust Series NAV	23,714,829	17,724,436
Capital Appreciation Value Trust Series NAV	11,182,973	5,276,261
Core Bond Trust Series NAV	16,941,119	11,760,642
Core Strategy Trust Series NAV	281,976	286,032
Emerging Markets Value Trust Series NAV	19,195,276	9,881,602
Equity Income Trust Series NAV	26,477,044	25,256,010
Financial Industries Trust Series NAV	282,026	148,792
Franklin Templeton Founding Allocation Trust Series NAV (d)	3,318,410	3,422,037
Fundamental All Cap Core Trust Series NAV	10,419,643	5,728,292
Fundamental Large Cap Value Trust Series NAV	6,587,477	7,127,994
Global Bond Trust Series NAV	4,955,899	3,929,180
Global Trust Series NAV	1,189,211	2,744,972
Health Sciences Trust Series NAV	11,479,198	6,655,184
High Yield Trust Series NAV	17,771,212	14,197,237
International Core Trust Series NAV (c)	4,199,348	17,160,484
International Equity Index Trust B Series NAV	8,795,957	9,216,359
International Growth Stock Trust Series NAV	7,974,260	2,254,441
International Small Company Trust Series NAV	3,594,612	1,976,349
International Value Trust Series NAV	26,955,446	17,470,158
Investment Quality Bond Trust Series NAV	31,294,040	4,243,316
Lifestyle Aggressive MVP Series NAV	827,938	4,658,051
Lifestyle Balanced MVP Series NAV	5,523,877	10,204,860
Lifestyle Conservative MVP Series NAV	3,976,426	3,595,896
Lifestyle Growth MVP Series NAV	3,482,542	6,180,572
Lifestyle Growth Trust PS Series NAV	3,430,857	224,303
Lifestyle Moderate MVP Series NAV	720,488	2,602,879
M Capital Appreciation (a)	7,703,191	15,277,817
M International Equity (a)	6,120,629	17,558,362
M Large Cap Growth (a)	7,696,847	9,634,839
M Large Cap Value (a)	3,767,281	12,137,975
Main Management Insurance Fund Class A (a)	0	3,027,772
Mid Cap Index Trust Series NAV	37,988,456	15,315,960
Mid Cap Stock Trust Series NAV	6,693,296	9,328,199
Mid Value Trust Series NAV	20,287,603	8,950,152
Money Market Trust B Series NAV (e)	27,541,291	140,299,365
Money-Market Trust Series NAV	122,786,402	51,929,009
PIMCO All Asset (a)	6,811,846	9,728,038

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

6.	Purchases and Sales of Investments — (continued):

	Purchases	Sales
Sub-Account
Real Estate Securities Trust Series NAV	$7,208,162	$14,642,835
Real Return Bond Trust Series NAV (b)	1,118,263	11,060,943
Science & Technology Trust Series NAV	2,357,943	1,150,860
Short Term Government Income Trust Series NAV	9,758,429	7,795,636
Small Cap Growth Trust Series NAV	8,443,730	7,504,941
Small Cap Index Trust Series NAV	13,558,804	4,455,951
Small Cap Opportunities Trust Series NAV	1,553,163	782,771
Small Cap Value Trust Series NAV	27,040,823	13,814,241
Small Company Value Trust Series NAV	2,167,719	2,125,294
Strategic Income Opportunities Trust Series NAV	2,702,094	18,427,012
Total Bond Market Trust B Series NAV	6,993,950	6,376,067
Total Stock Market Index Trust Series NAV	2,924,473	3,469,408
U.S. Equity Trust Series NAV (a)	667,229	1,498,497
Ultra Short Term Bond Trust Series NAV	310,374	141,781
Utilities Trust Series NAV	812,494	899,524
Value Trust Series NAV	2,188,688	8,313,389

(a)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(b)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(c)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(d)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(e)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
500 Index Fund B Series NAV	2016	13,339	$48.23 to $ 42.40	$585,712	0.63 % to 0.00%	1.81%	11.64 % to 10.95%
	2015	12,904	43.20 to 38.22	506,523	0.63 to 0.00	1.73	1.15 to 0.52
	2014	14,316	42.71 to 38.02	557,874	0.63 to 0.00	1.67	13.43 to 12.72
	2013	14,178	37.65 to 33.73	488,274	0.63 to 0.00	1.81	32.03 to 31.21
	2012	14,836	28.52 to 25.70	388,023	0.63 to 0.00	1.01	15.80 to 15.09

Active Bond Trust Series NAV	2016	1,809	74.36 to 32.64	65,392	0.63 to 0.00	3.82	4.50 to 3.84
	2015	1,748	71.15 to 31.44	60,598	0.63 to 0.00	5.37	0.12 to -0.50
	2014	1,481	71.07 to 31.59	52,614	0.63 to 0.00	4.04	6.97 to 6.31
	2013	1,305	66.44 to 29.72	45,280	0.63 to 0.00	5.77	0.19 to -0.43
	2012	1,365	66.31 to 29.85	47,322	0.63 to 0.00	4.27	9.76 to 9.07

All Cap Core Trust Series NAV	2016	46	22.97 to 21.36	1,041	0.63 to 0.00	1.78	10.65 to 9.95
	2015	44	20.76 to 19.42	905	0.63 to 0.00	1.05	2.64 to 2.01
	2014	36	20.23 to 19.04	707	0.63 to 0.00	1.03	9.68 to 9.01
	2013	35	18.44 to 17.47	643	0.63 to 0.00	1.16	34.44 to 33.60
	2012	15	13.72 to 13.08	205	0.63 to 0.00	0.84	16.62 to 15.91

Alpha Opportunities Trust Series NAV	2016	51	25.76 to 24.56	1,305	0.63 to 0.00	2.24	5.75 to 5.09
	2015	35	24.36 to 23.37	842	0.63 to 0.00	0.53	-0.04 to -0.66
	2014	80	24.37 to 23.53	1,944	0.63 to 0.00	0.58	8.12 to 7.44
	2013	88	22.54 to 21.90	1,987	0.63 to 0.00	0.69	35.58 to 34.74
	2012	94	16.63 to 16.25	1,568	0.63 to 0.00	0.64	21.38 to 20.62

American Asset Allocation Trust Series I	2016	44	16.76 to 16.76	730	0.00 to 0.00	1.20	8.99 to 8.99
	2015	39	15.38 to 15.38	603	0.00 to 0.00	2.23	1.06 to 1.06
	2014	30	15.22 to 15.22	464	0.00 to 0.00	1.65	5.05 to 5.05
	2013	26	14.49 to 14.49	376	0.00 to 0.00	0.89	23.30 to 23.30
	2012	41	11.75 to 11.75	477	0.00 to 0.00	1.55	15.77 to 15.77

American Global Growth Trust Series I	2016	116	15.70 to 15.11	1,807	0.63 to 0.00	1.36	0.29 to -0.34
	2015	105	15.66 to 15.16	1,638	0.63 to 0.00	1.57	6.64 to 5.97
	2014	81	14.68 to 14.31	1,184	0.63 to 0.00	0.89	1.97 to 1.34
	2013	58	14.40 to 14.12	840	0.63 to 0.00	1.05	28.63 to 27.84
	2012	41	11.19 to 11.05	456	0.63 to 0.00	0.34	22.12 to 21.37

American Growth Trust Series I	2016	897	24.58 to 22.86	21,593	0.63 to 0.00	0.36	9.08 to 8.40
	2015	1,063	22.54 to 21.08	23,549	0.63 to 0.00	0.19	6.44 to 5.77
	2014	1,620	21.17 to 19.93	33,924	0.63 to 0.00	0.85	8.14 to 7.46
	2013	1,624	19.58 to 18.55	31,495	0.63 to 0.00	0.58	29.61 to 28.79
	2012	1,757	15.11 to 14.40	26,308	0.63 to 0.00	0.38	17.49 to 16.77

American Growth-Income Trust Series I	2016	384	22.44 to 20.86	8,413	0.63 to 0.00	1.59	11.10 to 10.42
	2015	420	20.19 to 18.89	8,305	0.63 to 0.00	1.22	1.11 to 0.48
	2014	525	19.97 to 18.80	10,302	0.63 to 0.00	0.97	10.25 to 9.57
	2013	510	18.11 to 17.16	9,100	0.63 to 0.00	0.94	33.02 to 32.19
	2012	622	13.62 to 12.98	8,339	0.63 to 0.00	2.07	17.16 to 16.44

American International Trust Series I	2016	1,775	17.94 to 16.68	31,687	0.63 to 0.00	0.99	3.12 to 2.48
	2015	2,107	17.40 to 16.27	36,504	0.63 to 0.00	1.17	-4.82 to -5.42
	2014	1,440	18.28 to 17.21	26,181	0.63 to 0.00	1.05	-3.05 to -3.66
	2013	1,423	18.85 to 17.86	26,708	0.63 to 0.00	0.95	21.20 to 20.44
	2012	1,587	15.55 to 14.83	24,582	0.63 to 0.00	1.06	17.50 to 16.77

American New World Trust Series I	2016	1,094	16.23 to 15.47	17,708	0.63 to 0.00	0.42	4.93 to 4.27
	2015	1,045	15.47 to 14.83	16,140	0.63 to 0.00	1.58	-3.66 to -4.26
	2014	334	16.05 to 15.49	5,344	0.63 to 0.00	0.82	-8.21 to -8.79
	2013	363	17.49 to 16.99	6,335	0.63 to 0.00	1.04	10.89 to 10.20
	2012	277	15.77 to 15.41	4,366	0.63 to 0.00	0.61	17.37 to 16.64

Blue Chip Growth Trust Series NAV	2016	1,934	137.04 to 51.68	94,123	0.63 to 0.00	0.05	0.85 to 0.22
	2015	2,987	135.88 to 51.57	132,044	0.63 to 0.00	0.00	11.13 to 10.43
	2014	2,949	122.28 to 46.69	122,935	0.63 to 0.00	0.00	9.11 to 8.43
	2013	3,108	112.07 to 43.06	122,288	0.63 to 0.00	0.31	41.43 to 40.55
	2012	3,402	79.24 to 30.64	95,434	0.63 to 0.00	0.13	18.39 to 17.66

Bond Trust Series NAV	2016	1,055	11.56 to 11.19	12,173	0.63 to 0.00	3.66	3.19 to 2.53
	2015	366	11.20 to 10.91	4,094	0.63 to 0.00	2.56	0.30 to -0.34
	2014	246	11.17 to 10.95	2,739	0.63 to 0.00	4.78	5.59 to 4.93
	2013	49	10.58 to 10.43	520	0.63 to 0.00	1.49	-1.32 to -1.94
	2012	135	10.72 to 10.64	1,446	0.63 to 0.00	3.72	6.31 to 5.65

Capital Appreciation Trust Series NAV	2016	1,834	26.84 to 24.96	48,572	0.63 to 0.00	0.01	-1.00 to -1.61
	2015	1,915	27.11 to 25.37	51,216	0.63 to 0.00	0.03	11.47 to 10.78
	2014	1,860	24.32 to 22.90	44,665	0.63 to 0.00	0.08	9.68 to 9.00
	2013	2,134	22.17 to 21.01	46,816	0.63 to 0.00	0.25	37.50 to 36.65
	2012	2,150	16.13 to 15.37	34,298	0.63 to 0.00	0.19	16.03 to 15.31

Capital Appreciation Value Trust Series NAV	2016	484	19.97 to 19.97	9,658	0.00 to 0.00	1.68	8.19 to 8.19
	2015	222	18.46 to 18.46	4,107	0.00 to 0.00	1.54	5.27 to 5.27

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Capital Appreciation Value Trust Series NAV	2014		120	$17.54 to $ 17.54	$2,112	0.00 % to 0.00%	1.55%	12.38 % to 12.38%
	2013		112	15.60 to 15.60	1,756	0.00 to 0.00	0.92	22.29 to 22.29
	2012		160	12.76 to 12.76	2,045	0.00 to 0.00	2.28	14.77 to 14.77

Core Bond Trust Series NAV	2016		5,589	16.76 to 15.59	93,533	0.63 to 0.00	2.10	2.73 to 2.08
	2015		5,403	16.32 to 15.27	88,005	0.63 to 0.00	2.29	0.36 to -0.27
	2014		531	16.26 to 15.31	8,619	0.63 to 0.00	2.21	6.01 to 5.35
	2013		488	15.34 to 14.53	7,482	0.63 to 0.00	2.78	-2.12 to -2.72
	2012		537	15.67 to 14.94	8,401	0.63 to 0.00	2.90	6.54 to 5.88

Core Strategy Trust Series NAV	2016		51	15.78 to 15.78	808	0.00 to 0.00	2.02	7.16 to 7.16
	2015		55	14.73 to 14.73	808	0.00 to 0.00	2.44	-0.06 to -0.06
	2014		56	14.73 to 14.73	829	0.00 to 0.00	2.16	6.14 to 6.14
	2013		70	13.88 to 13.88	975	0.00 to 0.00	6.13	19.29 to 19.29
	2012		3	11.64 to 11.64	34	0.00 to 0.00	3.01	12.58 to 12.58

Emerging Markets Value Trust Series NAV	2016		2,925	10.83 to 10.19	31,600	0.63 to 0.00	2.32	18.09 to 17.34
	2015		2,028	9.17 to 8.68	18,545	0.63 to 0.00	2.03	-19.05 to -19.56
	2014		2,197	11.32 to 10.79	24,819	0.63 to 0.00	1.87	-5.37 to -5.96
	2013		2,389	11.97 to 11.48	28,540	0.63 to 0.00	1.36	-3.18 to -3.78
	2012		2,184	12.36 to 11.93	26,952	0.63 to 0.00	1.11	18.49 to 17.77

Equity Income Trust Series NAV	2016	(f)	2,479	51.00 to 44.83	122,006	0.63 to 0.00	2.32	19.18 to 18.44
	2015		2,771	42.79 to 37.85	114,582	0.63 to 0.00	1.87	-6.66 to -7.24
	2014		3,302	45.84 to 40.81	146,605	0.63 to 0.00	1.82	7.55 to 6.88
	2013		3,788	42.63 to 38.18	156,734	0.63 to 0.00	1.96	30.05 to 29.24
	2012		4,316	32.78 to 29.54	136,935	0.63 to 0.00	2.11	17.47 to 16.75

Financial Industries Trust Series NAV	2016		71	33.13 to 17.54	1,832	0.63 to 0.00	1.56	19.47 to 18.73
	2015		69	27.73 to 14.77	1,457	0.63 to 0.00	1.07	-2.58 to -3.19
	2014		75	28.46 to 15.26	1,602	0.63 to 0.00	0.44	8.64 to 7.96
	2013		232	26.20 to 14.14	3,852	0.63 to 0.00	0.74	30.86 to 30.05
	2012		165	20.02 to 10.87	2,126	0.63 to 0.00	0.83	18.03 to 17.29

Franklin Templeton Founding Allocation Trust Series NAV	2016	(k)	0	14.82 to 14.82	0	0.00 to 0.00	8.58	8.09 to 8.09
	2015		22	13.71 to 13.71	306	0.00 to 0.00	2.99	-5.75 to -5.75
	2014		20	14.55 to 14.55	284	0.00 to 0.00	2.13	3.06 to 3.06
	2013		38	14.12 to 14.12	541	0.00 to 0.00	2.17	24.51 to 24.51
	2012		46	11.34 to 11.34	518	0.00 to 0.00	3.28	16.33 to 16.33

Fundamental All Cap Core Trust Series NAV	2016		2,699	24.44 to 22.72	63,946	0.63 to 0.00	0.67	8.40 to 7.73
	2015		2,868	22.55 to 21.09	62,815	0.63 to 0.00	0.00	4.09 to 3.44
	2014		3,014	21.66 to 20.39	63,579	0.63 to 0.00	0.45	9.81 to 9.13
	2013		3,221	19.73 to 18.68	62,054	0.63 to 0.00	0.99	35.87 to 35.01
	2012		3,594	14.52 to 13.84	51,089	0.63 to 0.00	0.80	23.67 to 22.89

Fundamental Large Cap Value Trust Series NAV	2016		1,282	21.77 to 20.25	27,722	0.63 to 0.00	2.26	10.21 to 9.53
	2015		1,330	19.75 to 18.49	26,106	0.63 to 0.00	1.22	-1.06 to -1.67
	2014		1,037	19.96 to 18.80	20,539	0.63 to 0.00	0.87	10.66 to 9.98
	2013		758	18.04 to 17.10	13,604	0.63 to 0.00	1.25	32.46 to 31.64
	2012		119	13.62 to 12.99	1,613	0.63 to 0.00	1.48	24.48 to 23.72

Global Bond Trust Series NAV	2016		830	30.66 to 26.95	23,748	0.63 to 0.00	0.00	3.15 to 2.51
	2015		794	29.73 to 26.29	22,110	0.63 to 0.00	2.49	-3.51 to -4.11
	2014		964	30.81 to 27.42	27,883	0.63 to 0.00	0.93	2.42 to 1.78
	2013		1,175	30.08 to 26.94	33,472	0.63 to 0.00	0.46	-5.54 to -6.13
	2012		1,430	31.84 to 28.70	43,127	0.63 to 0.00	7.03	7.15 to 6.48

Global Trust Series NAV	2016		453	17.70 to 16.45	7,923	0.63 to 0.00	4.19	9.46 to 8.78
	2015		570	16.17 to 15.12	9,110	0.63 to 0.00	1.49	-6.33 to -6.92
	2014		1,041	17.26 to 16.25	17,851	0.63 to 0.00	9.12	-2.51 to -3.11
	2013		76	17.70 to 16.77	1,341	0.63 to 0.00	1.56	31.04 to 30.21
	2012		81	13.51 to 12.88	1,085	0.63 to 0.00	1.28	21.82 to 21.06

Health Sciences Trust Series NAV	2016		635	54.28 to 49.22	34,084	0.63 to 0.00	0.11	-10.54 to -11.10
	2015		702	60.67 to 55.36	42,104	0.63 to 0.00	0.00	12.76 to 12.05
	2014		597	53.81 to 49.41	31,688	0.63 to 0.00	0.00	31.85 to 31.03
	2013		594	40.81 to 37.71	23,990	0.63 to 0.00	0.00	51.24 to 50.30
	2012		630	26.98 to 25.09	16,757	0.63 to 0.00	0.00	31.93 to 31.12

High Yield Trust Series NAV	2016		1,681	22.57 to 20.09	37,307	0.63 to 0.00	7.08	16.56 to 15.84
	2015		1,606	19.36 to 17.34	30,590	0.63 to 0.00	7.48	-8.38 to -8.94
	2014		1,511	21.14 to 19.04	31,328	0.63 to 0.00	6.81	0.00 to -0.61
	2013		1,598	21.14 to 19.16	33,099	0.63 to 0.00	5.94	8.68 to 8.01
	2012		1,985	19.45 to 17.74	37,873	0.63 to 0.00	7.90	19.07 to 18.30

International Core Trust Series NAV	2016	(j)	0	15.40 to 14.33	0	0.63 to 0.00	26.02	1.25 to 0.74
	2015		1,052	15.21 to 14.23	15,934	0.63 to 0.00	3.18	-5.32 to -5.92
	2014		924	16.07 to 15.12	14,794	0.63 to 0.00	4.07	-6.76 to -7.34
	2013		748	17.23 to 16.32	12,846	0.63 to 0.00	3.10	25.13 to 24.35
	2012		667	13.77 to 13.13	9,157	0.63 to 0.00	2.92	15.16 to 14.45

International Equity Index Trust B Series NAV	2016		2,879	44.68 to 24.19	76,277	0.63 to 0.00	2.70	4.43 to 3.78
	2015		2,945	42.78 to 23.31	75,449	0.63 to 0.00	2.47	-5.80 to -6.39

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
International Equity Index Trust B Series NAV	2014		3,574	$45.42 to $ 24.91	$96,325	0.63 % to 0.00%	2.87%	-4.57 % to - 5.17%
	2013		4,149	47.59 to 26.26	117,370	0.63 to 0.00	2.50	14.54 to 13.82
	2012		4,220	41.55 to 23.07	105,131	0.63 to 0.00	1.32	17.76 to 17.03

International Growth Stock Trust Series NAV	2016		1,285	12.01 to 11.70	15,418	0.63 to 0.00	2.16	-1.19 to -1.82
	2015		836	12.16 to 11.92	10,154	0.63 to 0.00	1.83	-2.23 to -2.85
	2014		834	12.43 to 12.27	10,365	0.63 to 0.00	2.00	0.19 to -0.44
	2013		761	12.41 to 12.32	9,436	0.63 to 0.00	1.19	19.18 to 18.44
	2012		779	10.41 to 10.40	8,108	0.63 to 0.00	4.27	4.12 to 4.02

International Small Company Trust Series NAV	2016		760	15.89 to 15.19	12,038	0.63 to 0.00	2.14	4.95 to 4.29
	2015		668	15.14 to 14.57	10,078	0.63 to 0.00	1.69	6.68 to 6.01
	2014		783	14.19 to 13.74	11,088	0.63 to 0.00	1.47	-6.85 to -7.43
	2013		738	15.23 to 14.84	11,217	0.63 to 0.00	2.00	26.30 to 25.51
	2012		601	12.06 to 11.83	7,234	0.63 to 0.00	1.30	19.23 to 18.50

International Value Trust Series NAV	2016		2,733	15.99 to 14.86	43,104	0.63 to 0.00	2.79	12.20 to 11.50
	2015		2,197	14.25 to 13.33	30,785	0.63 to 0.00	1.76	-7.72 to -8.30
	2014		2,701	15.44 to 14.54	41,125	0.63 to 0.00	2.95	-12.47 to -13.03
	2013		2,737	17.64 to 16.71	47,679	0.63 to 0.00	1.83	26.21 to 25.43
	2012		3,043	13.98 to 13.32	42,010	0.63 to 0.00	2.65	19.36 to 18.61

Investment Quality Bond Trust Series NAV	2016		2,293	16.55 to 15.38	37,822	0.63 to 0.00	3.37	4.26 to 3.60
	2015		731	15.87 to 14.84	11,501	0.63 to 0.00	2.25	-0.68 to -1.30
	2014		550	15.98 to 15.04	8,679	0.63 to 0.00	3.13	5.54 to 4.88
	2013		544	15.14 to 14.34	8,137	0.63 to 0.00	2.82	-1.88 to -2.49
	2012		911	15.43 to 14.71	13,924	0.63 to 0.00	2.50	7.66 to 6.99

Lifestyle Aggressive MVP Series NAV	2016		245	17.93 to 16.67	4,342	0.63 to 0.00	1.01	1.89 to 1.27
	2015		483	17.59 to 16.46	8,261	0.63 to 0.00	2.10	-5.79 to -6.38
	2014		475	18.67 to 17.58	8,640	0.63 to 0.00	4.60	1.54 to 0.91
	2013		293	18.39 to 17.42	5,352	0.63 to 0.00	2.48	26.77 to 25.98
	2012		327	14.51 to 13.83	4,697	0.63 to 0.00	1.44	16.67 to 15.95

Lifestyle Balanced MVP Series NAV	2016		3,157	18.02 to 16.76	55,785	0.63 to 0.00	2.03	4.91 to 4.25
	2015		3,621	17.18 to 16.07	61,116	0.63 to 0.00	2.37	-2.20 to -2.81
	2014		3,979	17.57 to 16.54	68,770	0.63 to 0.00	2.78	4.25 to 3.60
	2013		4,457	16.85 to 15.96	73,876	0.63 to 0.00	2.85	12.89 to 12.19
	2012		4,706	14.93 to 14.23	69,203	0.63 to 0.00	2.35	11.90 to 11.21

Lifestyle Conservative MVP Series NAV	2016		355	17.17 to 15.96	6,071	0.63 to 0.00	2.46	4.53 to 3.87
	2015		350	16.43 to 15.37	5,716	0.63 to 0.00	2.37	0.18 to -0.46
	2014		332	16.40 to 15.44	5,414	0.63 to 0.00	2.70	4.98 to 4.31
	2013		383	15.62 to 14.80	5,941	0.63 to 0.00	2.94	3.99 to 3.36
	2012		417	15.02 to 14.32	6,237	0.63 to 0.00	3.16	8.55 to 7.88

Lifestyle Growth MVP Series NAV	2016		1,550	17.78 to 16.54	27,408	0.63 to 0.00	1.84	3.38 to 2.74
	2015		1,790	17.20 to 16.09	30,507	0.63 to 0.00	2.21	-4.55 to -5.14
	2014		1,985	18.02 to 16.97	35,486	0.63 to 0.00	2.16	2.28 to 1.64
	2013		2,833	17.62 to 16.69	49,210	0.63 to 0.00	2.73	19.38 to 18.64
	2012		2,723	14.76 to 14.07	39,760	0.63 to 0.00	1.73	13.91 to 13.21

Lifestyle Growth Trust PS Series NAV	2016	(g)	314	10.20 to 10.19	3,207	0.63 to 0.00	9.99	1.98 to 1.87
Lifestyle Moderate MVP Series NAV	2016		312	18.03 to 16.76	5,570	0.63 to 0.00	1.86	5.25 to 4.59
	2015		437	17.13 to 16.03	7,439	0.63 to 0.00	2.50	-0.86 to -1.49
	2014		464	17.27 to 16.27	7,970	0.63 to 0.00	3.38	4.99 to 4.34
	2013		392	16.45 to 15.59	6,413	0.63 to 0.00	1.84	10.26 to 9.58
	2012		881	14.92 to 14.23	12,837	0.63 to 0.00	4.35	10.70 to 10.04

M Capital Appreciation(e)	2016		760	96.21 to 87.82	63,594	0.63 to 0.00	0.00	21.06 to 20.30
	2015		894	79.47 to 73.00	62,377	0.63 to 0.00	0.00	-6.58 to -7.16
	2014		854	85.07 to 78.63	62,749	0.63 to 0.00	0.00	12.42 to 11.72
	2013		954	75.67 to 70.38	62,637	0.63 to 0.00	0.00	39.20 to 38.34
	2012		983	54.36 to 50.88	46,021	0.63 to 0.00	0.30	17.43 to 16.71

M International Equity(e)	2016		1,909	31.73 to 27.83	59,132	0.63 to 0.00	1.05	-0.05 to -0.67
	2015		2,285	31.74 to 28.02	70,908	0.63 to 0.00	1.60	-3.94 to -4.54
	2014		2,088	33.05 to 29.36	67,252	0.63 to 0.00	2.19	-7.06 to -7.64
	2013		2,356	35.56 to 31.78	81,665	0.63 to 0.00	2.44	16.32 to 15.60
	2012		2,258	30.57 to 27.49	67,388	0.63 to 0.00	1.84	20.68 to 19.94

M Large Cap Growth(e)	2016		1,211	52.82 to 46.33	56,928	0.63 to 0.00	0.00	-2.32 to -2.93
	2015		1,317	54.08 to 47.73	63,589	0.63 to 0.00	0.03	7.70 to 7.03
	2014		1,373	50.21 to 44.59	61,347	0.63 to 0.00	0.04	10.21 to 9.52
	2013		1,474	45.56 to 40.72	60,031	0.63 to 0.00	0.58	36.15 to 35.30
	2012		1,511	33.46 to 30.09	44,980	0.63 to 0.00	0.05	19.31 to 18.58

M Large Cap Value(e)	2016		1,140	25.98 to 23.70	29,538	0.63 to 0.00	1.66	9.64 to 8.95
	2015		1,525	23.69 to 21.75	36,036	0.63 to 0.00	1.36	-0.66 to -1.28
	2014		1,163	23.85 to 22.03	27,648	0.63 to 0.00	1.20	9.68 to 9.00
	2013		1,177	21.75 to 20.21	25,520	0.63 to 0.00	2.73	34.22 to 33.38
	2012		1,123	16.20 to 15.16	18,150	0.63 to 0.00	0.84	17.29 to 16.56

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Main Management Insurance Fund Class A(e)	2016		1,377	$11.02 to $ 11.02	$15,176	0.00 % to 0.00%	0.00	1.26 % to 1.26%
	2015		1,656	10.79 to 10.79	17,870	0.00 to 0.00	0.00	4.42 to 4.42
	2014		2,056	10.34 to 10.34	21,255	0.00 to 0.00	0.00	3.36 to 3.36

Mid Cap Index Trust Series NAV	2016		1,718	32.32 to 29.49	54,798	0.63 to 0.00	1.56	20.17 to 19.42
	2015		1,093	26.89 to 24.69	28,888	0.63 to 0.00	1.01	-2.54 to -3.15
	2014		1,318	27.60 to 25.50	35,838	0.63 to 0.00	1.04	9.40 to 8.72
	2013		1,282	25.23 to 23.45	31,904	0.63 to 0.00	1.22	33.09 to 32.26
	2012		1,004	18.95 to 17.73	18,905	0.63 to 0.00	1.45	17.54 to 16.81

Mid Cap Stock Trust Series NAV	2016		552	76.41 to 66.32	33,017	0.63 to 0.00	0.00	0.58 to -0.05
	2015		635	75.96 to 66.35	37,882	0.63 to 0.00	0.00	3.04 to 2.40
	2014		671	73.72 to 64.80	38,857	0.63 to 0.00	0.14	8.11 to 7.44
	2013		739	68.19 to 60.31	39,802	0.63 to 0.00	0.07	36.84 to 35.99
	2012		829	49.83 to 44.35	32,502	0.63 to 0.00	0.00	22.34 to 21.58

Mid Value Trust Series NAV	2016		947	47.84 to 42.57	44,556	0.63 to 0.00	1.34	24.09 to 23.32
	2015		811	38.55 to 34.52	30,681	0.63 to 0.00	1.16	-3.41 to -4.01
	2014		912	39.91 to 35.96	35,735	0.63 to 0.00	0.77	10.70 to 10.01
	2013		1,059	36.05 to 32.69	37,529	0.63 to 0.00	1.09	31.47 to 30.65
	2012		1,245	27.42 to 25.02	33,273	0.63 to 0.00	0.87	19.54 to 18.81

Money Market Trust B Series NAV	2016	(l)	0	17.38 to 15.69	0	0.63 to 0.00	0.14	0.05 to -0.16
	2015		7,015	17.37 to 15.72	112,758	0.63 to 0.00	0.00	0.00 to -0.65
	2014		4,544	17.37 to 15.82	75,565	0.63 to 0.00	0.00	0.00 to -0.65
	2013		5,801	17.37 to 15.92	96,868	0.63 to 0.00	0.01	0.01 to -0.63
	2012		7,029	17.37 to 16.03	116,294	0.63 to 0.00	0.04	0.03 to -0.58

Money -Market Trust Series NAV	2016	(e)	6,012	15.64 to 10.00	70,857	0.63 to 0.00	0.15	0.05 to -0.31
PIMCO All Asset(e)	2016		1,059	16.18 to 15.04	17,055	0.63 to 0.00	2.21	12.59 to 11.88
	2015		1,279	14.37 to 13.44	18,326	0.63 to 0.00	2.94	-9.31 to -9.88
	2014		1,392	15.84 to 14.91	21,949	0.63 to 0.00	4.73	0.23 to -0.40
	2013		1,681	15.81 to 14.97	26,478	0.63 to 0.00	4.20	-0.10 to -0.73
	2012		2,024	15.82 to 15.08	31,925	0.63 to 0.00	4.67	14.65 to 13.94

Real Estate Securities Trust Series NAV	2016		814	152.74 to 85.35	59,264	0.63 to 0.00	3.32	6.96 to 6.29
	2015		950	142.80 to 80.30	64,215	0.63 to 0.00	1.93	2.80 to 2.16
	2014		1,097	138.91 to 78.60	72,327	0.63 to 0.00	1.71	31.75 to 30.93
	2013		1,115	105.43 to 60.03	56,578	0.63 to 0.00	1.99	-0.05 to -0.67
	2012		1,112	105.48 to 60.44	57,104	0.63 to 0.00	1.76	17.33 to 16.60

Real Return Bond Trust Series NAV	2016	(i)	0	15.07 to 14.07	0	0.63 to 0.00	0.00	3.92 to 3.72
	2015		663	14.50 to 13.57	9,578	0.63 to 0.00	5.96	-2.94 to -3.54
	2014		774	14.94 to 14.06	11,526	0.63 to 0.00	2.95	4.88 to 4.23
	2013		892	14.24 to 13.49	12,661	0.63 to 0.00	2.10	-9.25 to -9.81
	2012		1,319	15.69 to 14.96	20,613	0.63 to 0.00	1.75	8.86 to 8.19

Science & Technology Trust Series NAV	2016		224	31.10 to 28.91	6,826	0.63 to 0.00	0.00	8.41 to 7.74
	2015		211	28.68 to 26.83	5,967	0.63 to 0.00	0.00	6.78 to 6.11
	2014		210	26.86 to 25.29	5,566	0.63 to 0.00	0.00	12.95 to 12.25
	2013		239	23.78 to 22.53	5,629	0.63 to 0.00	0.00	43.55 to 42.67
	2012		237	16.57 to 15.79	3,892	0.63 to 0.00	0.00	10.54 to 9.85

Short Term Government Income Trust Series NAV	2016		4,235	10.79 to 10.35	45,549	0.63 to 0.00	1.68	0.63 to -0.01
	2015		4,123	10.72 to 10.35	44,088	0.63 to 0.00	1.36	0.69 to 0.06
	2014		7,048	10.65 to 10.34	74,942	0.63 to 0.00	1.95	1.19 to 0.55
	2013		4,930	10.52 to 10.28	51,786	0.63 to 0.00	2.36	-0.74 to -1.37
	2012		4,321	10.60 to 10.43	45,734	0.63 to 0.00	1.85	1.18 to 0.53

Small Cap Growth Trust Series NAV	2016		1,355	30.58 to 26.87	39,516	0.63 to 0.00	0.00	2.27 to 1.63
	2015		1,446	29.90 to 26.44	41,264	0.63 to 0.00	0.00	-8.78 to -9.35
	2014		1,324	32.78 to 29.17	41,245	0.63 to 0.00	0.00	7.60 to 6.93
	2013		1,649	30.46 to 27.28	47,981	0.63 to 0.00	0.00	44.21 to 43.32
	2012		1,998	21.12 to 19.03	40,282	0.63 to 0.00	0.00	16.53 to 15.80

Small Cap Index Trust Series NAV	2016		1,411	29.98 to 19.22	31,062	0.63 to 0.00	1.42	21.02 to 20.26
	2015		1,054	24.77 to 15.98	19,505	0.63 to 0.00	1.12	-4.59 to -5.18
	2014		1,481	25.96 to 16.85	27,920	0.63 to 0.00	0.95	4.71 to 4.06
	2013		1,516	24.79 to 16.20	27,526	0.63 to 0.00	1.57	38.75 to 37.89
	2012		1,248	17.87 to 11.75	16,908	0.63 to 0.00	2.05	16.06 to 15.34

Small Cap Opportunities Trust Series NAV	2016		190	22.03 to 20.49	4,177	0.63 to 0.00	0.52	19.51 to 18.76
	2015		169	18.44 to 17.25	3,097	0.63 to 0.00	0.16	-5.12 to -5.71
	2014		693	19.43 to 18.29	13,431	0.63 to 0.00	0.09	2.42 to 1.79
	2013		706	18.97 to 17.97	13,357	0.63 to 0.00	0.72	40.28 to 39.40
	2012		570	13.52 to 12.89	7,689	0.63 to 0.00	0.00	16.88 to 16.15

Small Cap Value Trust Series NAV	2016		1,567	83.77 to 47.44	89,353	0.63 to 0.00	0.78	22.68 to 21.91
	2015		1,521	68.28 to 38.91	70,863	0.63 to 0.00	0.52	-1.31 to -1.93
	2014		1,733	69.19 to 39.68	81,309	0.63 to 0.00	0.70	7.25 to 6.58
	2013		1,814	64.51 to 37.23	79,582	0.63 to 0.00	0.57	33.33 to 32.50
	2012		2,128	48.39 to 28.10	69,505	0.63 to 0.00	0.87	15.78 to 15.06

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

			At December 31,			For the years and periods ended December 31,
Sub-account	Year		Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)
Small Company Value Trust Series NAV	2016		256	$28.53 to $ 26.52	$7,231	0.63 % to 0.00%	0.79%	32.33 % to 31.50%
	2015		303	21.56 to 20.17	6,468	0.63 to 0.00	1.33	-5.51 to -6.10
	2014		401	22.81 to 21.48	9,075	0.63 to 0.00	0.07	0.14 to -0.49
	2013		362	22.78 to 21.58	8,169	0.63 to 0.00	1.75	31.68 to 30.86
	2012		353	17.30 to 16.49	6,064	0.63 to 0.00	0.25	16.41 to 15.68

Strategic Income Opportunities Trust Series NAV	2016		1,257	20.40 to 18.95	25,507	0.63 to 0.00	2.02	5.19 to 4.53
	2015		2,071	19.39 to 18.13	40,027	0.63 to 0.00	3.84	1.27 to 0.65
	2014		437	19.15 to 18.01	8,201	0.63 to 0.00	4.14	5.13 to 4.48
	2013		508	18.22 to 17.24	9,198	0.63 to 0.00	5.90	3.81 to 3.15
	2012		448	17.55 to 16.72	7,792	0.63 to 0.00	6.85	12.94 to 12.24

Total Bond Market Trust B Series NAV	2016		1,513	24.27 to 21.60	35,801	0.63 to 0.00	2.68	2.45 to 1.80
	2015		1,526	23.69 to 21.22	35,296	0.63 to 0.00	3.01	0.30 to -0.32
	2014		1,864	23.62 to 21.29	42,956	0.63 to 0.00	3.29	6.06 to 5.39
	2013		1,914	22.27 to 20.20	41,622	0.63 to 0.00	3.36	-2.44 to -3.05
	2012		1,932	22.83 to 20.84	43,296	0.63 to 0.00	1.63	4.08 to 3.44

Total Return Trust Series NAV	2015		0	18.34 to 17.02	0	0.63 to 0.00	36.64	1.71 to 1.51
	2014		5,703	18.03 to 16.76	102,435	0.63 to 0.00	3.39	4.72 to 4.08
	2013		5,979	17.22 to 16.11	102,609	0.63 to 0.00	3.05	-1.98 to -2.60
	2012		6,886	17.57 to 16.53	120,646	0.63 to 0.00	2.12	8.57 to 7.89

Total Stock Market Index Trust Series NAV	2016		864	89.11 to 24.58	27,739	0.63 to 0.00	1.49	12.38 to 11.68
	2015		911	79.30 to 22.01	25,951	0.63 to 0.00	1.37	-0.53 to -1.15
	2014		955	79.72 to 22.27	27,027	0.63 to 0.00	1.23	11.46 to 10.77
	2013		992	71.52 to 20.10	26,354	0.63 to 0.00	1.48	33.45 to 32.63
	2012		1,064	53.59 to 15.16	21,009	0.63 to 0.00	1.59	15.56 to 14.84

U.S. Equity Trust Series NAV	2016	(h)	0	15.52 to 15.09	0	0.63 to 0.00	5.55	5.36 to 4.83
	2015		88	14.73 to 14.40	1,294	0.63 to 0.00	1.23	0.52 to -0.11
	2014		176	14.66 to 14.41	2,562	0.63 to 0.00	1.49	11.07 to 10.38
	2013		100	13.20 to 13.06	1,313	0.63 to 0.00	1.59	28.36 to 27.55
	2012		119	10.28 to 10.24	1,227	0.63 to 0.00	1.94	2.81 to 2.38

Ultra Short Term Bond Trust Series NAV	2016		453	10.14 to 9.73	4,589	0.63 to 0.00	1.60	0.67 to -0.02
	2015		443	10.07 to 9.73	4,463	0.63 to 0.00	1.14	0.01 to -0.66
	2014		715	10.07 to 9.79	7,199	0.63 to 0.00	2.02	0.03 to -0.65
	2013		403	10.07 to 9.86	4,056	0.63 to 0.00	2.66	-0.02 to -0.69
	2012		43	10.07 to 9.93	431	0.63 to 0.00	1.10	0.66 to -0.02

Utilities Trust Series NAV	2016		297	28.37 to 26.38	8,332	0.63 to 0.00	4.60	11.43 to 10.74
	2015		319	25.46 to 23.82	8,036	0.63 to 0.00	2.89	-14.79 to -15.32
	2014		393	29.88 to 28.13	11,639	0.63 to 0.00	3.21	12.72 to 12.02
	2013		409	26.50 to 25.11	10,744	0.63 to 0.00	1.61	20.65 to 19.90
	2012		618	21.97 to 20.94	13,507	0.63 to 0.00	3.24	13.63 to 12.93

Value Trust Series NAV	2016		398	28.66 to 26.65	11,346	0.63 to 0.00	0.64	15.79 to 15.06
	2015		681	24.75 to 23.16	16,796	0.63 to 0.00	0.58	-8.86 to -9.42
	2014		499	27.16 to 25.57	13,489	0.63 to 0.00	0.52	9.88 to 9.20
	2013		524	24.72 to 23.42	12,913	0.63 to 0.00	0.82	35.44 to 34.60
	2012		573	18.25 to 17.40	10,423	0.63 to 0.00	0.91	17.50 to 16.77

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

7.	Unit Values — (continued):

(a)

As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c)

These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d)

These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Port folio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e)	Reflects the period from commencement of operations on April 29, 2016 through December 31, 2016.

(f)	Renamed on May 2, 2016. Previously known as Equity-Income Trust Series NAV.

(g)	Sub-account available in prior year but no activity.

(h)

Terminated as an investment option and funds transferred to 500 Index Fund B Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(i)

Terminated as an investment option and funds transferred to Bond Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(j)

Terminated as an investment option and funds transferred to International Value Trust Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(k)

Terminated as an investment option and funds transferred to Lifestyle Growth Trust PS Series NAV on October 21, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

(l)

Terminated as an investment option and funds transferred to Money-Market Trust Series NAV on April 29, 2016. The information above represents operations and change in owner’s contract holder equities from beginning of the year through termination date.

JOHN HANCOCK VARIABLE LIFE SEPARATE ACCOUNT S

NOTES TO FINANCIAL STATEMENTS — (CONTINUED)

December 31, 2016

8.	Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable life contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9.	Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administrative charge, a charge for cost of insurance, and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-accounts and are reflected as terminations.

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.00% and 0.63% of the average net value of the Account’s assets for the assumption of mortality and expense risks.

PART C
OTHER INFORMATION
Item 26. Exhibits
The following exhibits are filed as part of this Registration Statement:
(a)(1) Resolution of the Board of Directors establishing Separate Account S is incorporated by reference to the post-effective amendment number 1, file number 333-164150, filed with the Commission in April 2010.

(2) Resolution of Board of Directors of John Hancock Life Insurance Company (U.S.A.) accepting the intact transfer of John Hancock Variable Life Account S from John Hancock Variable Life Insurance Company, incorporated by reference to the Registrant's Initial Registration Statement filed with the Commission on January 4, 2010.
(b) Not applicable.
(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.
(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.
(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017.
(d)(1) Form of Policy Endorsement for John Hancock Variable Life Insurance Company dated December 31, 2009, incorporated by reference to Registrant's Initial Registration Statement filed with the Commission on January 4, 2010 and form of Policy Endorsement dated 2009, is incorporated by reference to post-effective amendment number 1, file number 333-164150, filed with the Commission in April 2010.
(2) Form of specimen flexible variable life insurance policy for MajesticVariable Universal Life, incorporated by reference to the initial registration statement, file number 333-164151, filed with the Commission on January 4, 2010.

(3) Form of specimen flexible variable life insurance policy for MajesticVariable Universal Life 98, incorporated by reference to the initial registration statement, file number 333-164151, filed with the Commission on January 4, 2010.
(4) Form of specimen Enhanced Cash Value Rider, incorporated by reference to the initial registration statement, file number 333-164151, filed with the Commission on January 4, 2010.

(5) Form of specimen Age 100 Waiver of Charges Rider, incorporated by reference to the initial registration statement, file number 333-164151, filed with the Commission on January 4, 2010.
(e) Specimen policy application, incorporated by reference to the initial registration statement, filed with the Commission on January 4, 2010.
(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.
(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated June 15, 2010, incorporated by reference to post-effective amendment number 2, file number 333-179570, filed with the Commission in April 2013.
(g)(1)The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.
(2) Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Variable Insurance Policies between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of NewYork, incorporated by reference to the Initial Registration Statement, file number 333-164150, filed with the Commission on January 4, 2010.
(h)(1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.
(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.
(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.
(i) (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January 1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.
(j) Not applicable.
(k) Opinion and consent of counsel regarding the legality of the securities being registered, incorporated by reference to the initial registration statement, filed with the Commission on January 4, 2010.
(l) Not Applicable.
(m) Not Applicable.
(n) Consent of Independent Registered Public Accounting Firm, filed herewith.
(n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment to be filed pursuant to Rule 485(b), filed herewith.
(o) Not Applicable.
(p) Not Applicable.
(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the policies, incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.
Powers of Attorney

(i) Powers of Attorney for Craig Bromley, Thomas Borshoff, Paul M. Connolly, Michael Doughty, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013. Power of Attorney for Linda A. Davis Watters, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017.
Item 27. Directors and Officers of the Depositor
OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
Name and Principal Business Address	Position with Depositor
Craig Bromley 601 Congress Street Boston, MA 02210	Director, Chairman and President
Thomas Borshoff 536 Stone Road Pittsford, NY 14534	Director
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
Michael Doughty 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President
Ruth Ann Fleming 205 Highland Avenue Short Hills, NJ 07078	Director
James D. Gallagher 601 Congress Street Boston, MA 02210	Director, Executive Vice President, General Counsel and Chief Administrative Officer
Scott S. Hartz 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President and Chief Investment Officer – US Investments
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
John G. Vrysen 601 Congress Street Boston, MA 02210	Director
Linda A. Davis Watters 601 Congress Street Boston, MA 02210	Director, Vice President
Executive Vice Presidents
Andrew G. Arnott*
Peter Gordon*
Timothy W. Ramza*
Halina K. von dem Hagen***	and Treasurer
Senior Vice Presidents
John C.S. Anderson**
Kevin J. Cloherty*

Steven F. Dorval*
Barbara Goose*	And Chief Marketing Officer
Gregory Mack*
William McPadden**
James O’Brien†††
Sebastian Pariath*	and Head of Operations and Chief Information Officer
Alan R. Seghezzi**
Martin Sheerin*	and Chief Financial Officer

Name and Principal Business Address	Position with Depositor
Anthony Teta**
Brooks Tingle**
Leo Zerilli*
Vice Presidents
Emanuel Alves*	Counsel and Corporate Secretary
Roy V. Anderson*
Abigail M. Armstrong**
Kevin Askew*****
William Ball**
William D. Bertrand**
Ann Birle*****
Stephen J. Blewitt**
Alan Block*
Robert Boyda**
Grant Buchanan***
Daniel C. Budde**
Rick A. Carlson*
Bob Carroll**
Brian Collins*
Paul M. Crowley**
John J. Danello*
Brent Dennis**
Robert Donahue*****
Melvyn D’Souza	Vice President, Treasury
Paul Gallagher*
Ann Gencarella**
Richard Harris***	and Appointed Actuary
Ellie Harrison*	US Human Resources
John Hatch*
Kevin Hill**
Eugene Xavier Hodge, Jr.*
James C. Hoodlet**
Mitchell Karman*	and Chief Compliance Officer & Counsel
Frank Knox*	and Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko***	Vice President, Treasury
David Kroach***
Scott Lively*
Cheryl Mallett****
Nathaniel I. Margolis**
John B. Maynard*
Karen McCafferty*
Scott A. McFetridge**
Maureen Milet**	and Chief Compliance Officer – Investments
Scott Morin*
Jeffrey H. Nataupsky*
Scott Navin**
Jacques Ouimet**
Jeffrey Packard**
Gary M. Pelletier**
E. David Pemstein
Charlie Philbrook	and Chief Risk Officer
David Plumb*
Tracey Polsgrove*
Jill Rebman***
George Revoir*
Keri Rogers*****

Name and Principal Business Address	Position with Depositor
Andrew Ross****
Lisa Anne Ryan†††
Thomas Samoluk*
Gordon Shone*
Susan Simi**
Rob Stanley*
Tony Todisco*****
Simonetta Vendittelli*	and Controller
Peter de Vries***
R. Blake Witherington**
Henry Wong**
*Principal Business Office is 601 Congress Street, Boston, MA 02210
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
*****Principal Business Office is 380 Stuart Street, Boston, MA 02116
†Principal Business is 6400 Sheridan Drive, Williamsville, NY 14221
††Principal Business is 2001 Butterfield Road, Downers Grove, Illinois 60515
†††Principal Business is 200 Berkeley Street, Boston, MA 02116
††††Principal Business is 101 Huntington Avenue, Boston, MA 02116
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.
As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2016

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)[4]
Manulife Property Limited Partnership II (Ontario)[5]
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership[3] (Alberta)
95%
PT Asuransi Jiwa Manulife Indonesia[1] (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
98%
72%
Manulife Asset Management (Thailand) Company Limited (Thailand)
28%
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
60%
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Holdings Berhad* (Malaysia)
100%
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
40%
60%
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
99.9%
John Hancock Advisers, LLC[2] (Delaware)
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Insurance Company of Vermont (Vermont)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
[2] The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
[3] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[4] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[5] 99% limited partnership interest is held by Manulife Property Limited Partnership

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification
The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.
Name	Title
Michael Doughty**	Chairman, Director
James C. Hoodlet**	Director
George Revoir*	Director, President and Chief Executive Officer
Alan Seghezzi**	Director
Martin Sheerin*	Director
Christopher Walker***	Director, Vice President, Investments
Emanuel Alves*	Secretary
Brian Collins*	Vice President, US Taxation
John Bryson*	Assistant Vice President
Jeffrey H. Long*	Assistant Vice President, Chief Financial Officer and Financial Operations Principal
Michael Mahoney*	Assistant Vice President, Chief Compliance Officer
David Pickett*	Assistant Vice President, General Counsel
Halina K. von dem Hagen***	Executive Vice President and Treasurer
Melvyn D’Souza***	Vice President, Treasury
*Principal Business Office is 601 Congress Street, Boston, MA 02210
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
(c) John Hancock Distributors LLC
Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0
Item 31. Location of Accounts and Records
The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.
Item 32. Management Services
All management services contracts are discussed in Part A or Part B.
Item 33. Fee Representation
Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940
John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 25th day of April, 2017.
John Hancock Variable Life Account S
(Registrant)
By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer
JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)
By: /s/ Craig Bromley

Craig Bromley
Principal Executive Officer

Signatures
Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 25th day of April, 2017.
Signatures	Title
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller
/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer
* Craig Bromley	Director
* Thomas Borshoff	Director
* Paul M. Connolly	Director
* Ruth Ann Fleming	Director
* Michael Doughty	Director
* James D. Gallagher	Director
* Scott S. Hartz	Director
* Rex E. Schlaybaugh, Jr.	Director
* John G. Vrysen	Director
* Linda A. Davis Watters	Director
/s/James C. Hoodlet James C. Hoodlet
*Pursuant to Power of Attorney

This disclosure is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) and offering interests in John Hancock Variable Life Account S (the “Account” or “Separate Account”). Certain of the investment options described in this disclosure may not be available to you under your policy. You may contact the John Hancock Service Office for more information at 1-800-827-4546 or write to us at Life Post Issue, John Hancock Life Insurance Company, PO Box 55979, Boston, MA 02205. For Majestic and COLI products, you may contact us at 1-800-521-1234 or write to us at the above address.
Certain of the investment options listed below are offered under variable life insurance policies (“policies”) bearing the following titles:
Medallion Executive Variable Life
Medallion Executive Variable Life II
Medallion Executive Variable Life III
Majestic Variable Universal Life
Majestic Variable Universal Life 98
Variable Master Plan Plus
Majestic Variable COLI
Variable Estate Protection
Majestic Variable Estate Protection
Majestic Variable Estate Protection 98
Variable Estate Protection Plus
Variable Estate Protection Edge
Performance Survivorship Variable Universal Life
Majestic Performance Survivorship Variable Universal Life
Performance Executive Variable Life
500 Index B
Active Bond
Alpha Opportunities
American Asset Allocation
American Global Growth
American Growth
American Growth-Income
American International
American New World
Blue Chip Growth
Bond
Capital Appreciation
Capital Appreciation Value
Core Bond
Core Strategy
Emerging Markets Value
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Value
Global
Global Bond
Health Sciences
High Yield
International Equity Index B
International Growth Stock
International Small Company
International Value
Investment Quality Bond
Lifestyle Aggressive MVP
Lifestyle Balanced MVP
Lifestyle Conservative MVP
Lifestyle Growth MVP
Lifestyle Growth PS
Lifestyle Moderate MVP
Mid Cap Index
Mid Cap Stock
Mid Value
Money Market
PIMCO VIT All Asset
Real Estate Securities
Science & Technology
Short Term Government Income
Small Cap Growth
Small Cap Index
Small Cap Opportunities
Small Cap Value
Small Company Value
Strategic Income Opportunities
Total Bond Market B
Total Stock Market Index
Ultra Short Term Bond
Utilities
Value
M Capital Appreciation
M International Equity
M Large Cap Growth
M Large Cap Value

1

Market timing and disruptive trading risks
The policy is not designed for professional market timers or highly active traders, including persons or entities that engage in programmed, large or frequent transfers among the investment accounts or between the investment accounts and any available fixed account. The policy is also not designed to accommodate trading that results in transfers that are large in relation to the total assets of the underlying portfolio.
Variable investment accounts in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment accounts on a daily basis and allow transfers among investment accounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment accounts or to make large transfers in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in an investment account can be harmed by large or frequent transfer activity. For example, such activity may expose the investment account's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager's ability to effectively manage the portfolio's investments in accordance with the portfolio’s investment objectives and policies. This could include causing the portfolio to maintain higher levels of cash than would otherwise be the case, or liquidating investments prematurely. Accordingly, frequent or large transfers may result in dilution with respect to interests held for long-term investment and adversely affect policy owners, beneficiaries and the underlying portfolios.
To discourage market timing and disruptive trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone, facsimile and internet transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers,
(iii) restricting transfers into and out of certain investment accounts,
(iv) restricting the method used to submit transfers, and
(v) deferring a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.
We may also impose additional administrative conditions upon, or prohibit a transfer request made by a third party giving instructions on behalf of multiple policies, whether owned by the same owner or different owners. If you engage a third party for asset allocation services, then you may be subject to these transfer restrictions because of the actions of that party in providing those services. We will notify the third party you have engaged if we exercise this right.
While we seek to identify and prevent disruptive trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive trading and avoiding harm to long-term investors.
Total annual portfolio operating expenses
The following table describes the minimum and maximum portfolio level fees and expenses charged by any of the portfolios underlying a variable investment option offered through the policies, expressed as a percentage of average net assets (rounded to two decimal places). These expenses are deducted from portfolio assets. For more information, please refer to the prospectus for the underlying portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
Range of expenses, including management fees, distribution and/or service (12b-1) fees, and other expenses[1]	0.41%	1.71%

1  Certain of the portfolios’ advisers or subadvisers have contractually agreed to reimburse or waive certain portfolio level expenses. The minimum and maximum expenses shown do not reflect these contractual expense reimbursements or waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.25% and 1.52%, respectively.
2

Table of Investment Options and Investment Subadvisers
Please note that certain of the investment options described in this table may not be available to you under your policy.
When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust” or “JHVIT”) (or the PIMCO Variable Insurance Trust (the “PIMCO Trust”) or M Fund, Inc. (the “M Fund”)), and hold the shares in a subaccount of the Separate Account. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select. For more information, please refer to the prospectus for the underlying portfolio.
The JHVIT, the PIMCO Trust, and the M Fund are so-called “series” type mutual funds and each is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS”) provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust’s portfolios. We are affiliated with JHIMS and may indirectly benefit from any investment management fees JHIMS retains. The PIMCO VIT All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.
Each of the American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios invests in shares of the corresponding investment portfolio of the Trust. The American Asset Allocation, American Global Growth, American Growth, American Growth-Income, American International and American New World portfolios (“American Portfolios”) operate as “feeder funds,” which means that the portfolios do not buy investment securities directly. Instead, they invest in a “master fund” which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds. We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of some or all of the amounts allocated to the American Portfolios of the Trust for the marketing support services it provides.
The M Capital Appreciation, M International Equity, M Large Cap Growth and M Large Cap Value portfolios are series of the M Fund, an open-end management investment company registered under the 1940 Act. The assets of these subaccounts are invested in the corresponding portfolios of the M Fund. M Financial Investment Advisers, Inc. (“M Financial”) is the investment adviser for all portfolios of the M Fund. The entities shown in the table below as “Portfolio Managers” of the M Fund portfolios are sub-investment advisers selected by M Financial and are the entities that manage the portfolio’s assets.
The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. Compensation payments may be made by a portfolio’s investment adviser or its affiliates. The compensation payments are based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio’s assets for the services we or our affiliates provide to that portfolio. These compensation payments do not, however, result in any charge to you in addition to what is shown in the prospectus for the underlying portfolio.
The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies, restrictions, and risks, in the prospectus for that portfolio. You should read the portfolio’s prospectus carefully before investing in the corresponding variable investment option.
The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and
3

managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.
The portfolios available under the policies, the investment subadvisers (engaged by JHIMS, M Financial or PIMCO) and the investment objective for each portfolio are described in the table below. For additional information regarding these portfolios’ investment objectives, policies and restrictions of and the risks relating to investment in the portfolios, please refer to the prospectus for the underlying portfolio.
Portfolio	Subadviser	Investment Objective
500 Index B	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To approximate the aggregate total return of a broad-based U.S. domestic equity market index.
Active Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Alpha Opportunities	Wellington Management Company LLP	To seek to provide long-term total return.
American Asset Allocation	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term.
American Global Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American Growth	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital.
American Growth–Income	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide growth of capital and income.
American International	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term growth of capital.
American New World	Capital Research and Management Company (Adviser to the American Funds Insurance Series)	To seek to provide long-term capital appreciation.
Blue Chip Growth	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is a secondary objective.
Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide income and capital appreciation.
Capital Appreciation	Jennison Associates LLC	To seek to provide long-term growth of capital.
Capital Appreciation Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Core Bond	Wells Capital Management, Incorporated	To seek to provide total return consisting of income and capital appreciation.
Core Strategy	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Emerging Markets Value	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
4

Portfolio	Subadviser	Investment Objective
Equity Income	T. Rowe Price Associates, Inc.	To seek to provide substantial dividend income and also long-term growth of capital.
Financial Industries	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide growth of capital.
Fundamental All Cap Core	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term growth of capital.
Fundamental Large Cap Value	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide long-term capital appreciation.
Global	Templeton Global Advisors Limited	To seek to provide long-term capital appreciation.
Global Bond	Pacific Investment Management Company LLC	To seek to provide maximum total return, consistent with preservation of capital and prudent investment management.
Health Sciences	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
High Yield	Western Asset Management Company	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
International Equity Index B	SSGA Funds Management, Inc.	To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.
International Growth Stock	Invesco Advisers, Inc.	To seek to provide long-term growth of capital.
International Small Company	Dimensional Fund Advisors LP	To seek to provide long-term capital appreciation.
International Value	Templeton Investment Counsel, LLC	To seek to provide long-term growth of capital.
Investment Quality Bond	Wellington Management Company, LLP	To seek to provide a high level of current income consistent with the maintenance of principal and liquidity.
Lifestyle Aggressive MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Balanced MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Conservative MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Lifestyle Growth MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
5

Portfolio	Subadviser	Investment Objective
Lifestyle Growth PS	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide long-term growth of capital. Current income is also a consideration.
Lifestyle Moderate MVP	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC; and John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to provide current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Mid Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a medium-capitalization U.S. domestic equity market index.
Mid Cap Stock	Wellington Management Company LLP	To seek to provide long-term growth of capital.
Mid Value	T. Rowe Price Associates, Inc.	To seek to provide long-term capital appreciation.
Money Market	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to obtain maximum current income consistent with preservation of principal and liquidity. Certain market conditions may cause the return of the portfolio to become low or possibly negative.
PIMCO VIT All Asset (a series of PIMCO Variable Insurance Trust) (only Class M is available)	Pacific Investment Management Company LLC	To seek to provide maximum real return, consistent with preservation of real capital and prudent investment management.
Real Estate Securities	Deutsche Investment Management Americas Inc.	To seek to provide a combination of long-term capital appreciation and current income.
Science & Technology	Allianz Global Investors U.S. LLC; and T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital. Current income is incidental to the portfolio’s objective.
Short Term Government Income	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.
Small Cap Growth	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Cap Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a small-capitalization U.S. domestic equity market index.
Small Cap Opportunities	Dimensional Fund Advisors LP; and Invesco Advisers, Inc.	To seek to provide long-term capital appreciation.
Small Cap Value	Wellington Management Company LLP	To seek to provide long-term capital appreciation.
Small Company Value	T. Rowe Price Associates, Inc.	To seek to provide long-term growth of capital.
Strategic Income Opportunities	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income.
Total Bond Market B	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.*
Total Stock Market Index	John Hancock Asset Management, a division of Manulife Asset Management (North America) Limited	To seek to approximate the aggregate total return of a broad U.S. domestic equity market index.
Ultra Short Term Bond	John Hancock Asset Management, a division of Manulife Asset Management (US) LLC	To seek to provide a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
6

Portfolio	Subadviser	Investment Objective
Utilities	Massachusetts Financial Services Company	To seek to provide capital growth and current income (income above that available from the portfolio invested entirely in equity securities).
Value	Invesco Advisers, Inc.	To seek to provide an above-average total return over a market cycle of 3 to 5 years, consistent with reasonable risk.
M Capital Appreciation (a series of M Fund, Inc.)	Frontier Capital Management Company, LLC	To seek to provide maximum capital appreciation.
M International Equity (a series of M Fund, Inc.)	Northern Cross, LLC	To seek to provide long-term capital appreciation.
M Large Cap Growth (a series of M Fund, Inc.)	DSM Capital Partners LLC	To seek to provide long-term capital appreciation.
M Large Cap Value (a series of M Fund, Inc.)	AJO, LP	To seek to provide long-term capital appreciation.

*   The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS.
Tax considerations
This description of Federal income tax consequences is only a brief summary and is neither exhaustive nor authoritative. It was written to support the promotion of our products. It does not constitute legal or tax advice, and it is not intended to be used and cannot be used to avoid any penalties that may be imposed on you. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax adviser. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted for advice.
General
We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of the Separate Account in our taxable income and take deductions for investment income credited to our policy holder reserves. We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge the Separate Account for any resulting income tax costs, other than a charge we may impose against the Separate Account to compensate us for the cost of a delay in the deductibility of deferred acquisition costs (the “DAC tax” adjustment) pursuant to section 848 of the Internal Revenue Code. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the series funds. These benefits can be material. We do not pass these benefits through to the Separate Account, principally because: (i) the deductions and credits are allowed to us and not the policy owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on the Separate Account assets that is passed through to policy owners.
The policies permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the policies or the Separate Account. Currently, we do not anticipate making any specific charge for such taxes other than any DAC tax charge and premium taxes where applicable. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.
Death benefit proceeds and other policy distributions
Generally, death benefits paid under policies such as yours are not subject to income tax unless policy ownership has been transferred in exchange for payment. Earnings on your account value are ordinarily not subject to income tax as long as we don’t pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax. Any portion not treated as a return of your premiums would be includible in your income.
7

Please note that certain distributions associated with a reduction in death benefit or other policy benefits within the first fifteen years after issuance of the policy are ordinarily taxable in whole or in part. Amounts you borrow are generally not taxable to you.
However, some of the tax rules change if your policy becomes a modified endowment contract. This can happen if you’ve paid premiums in excess of limits prescribed by the tax laws. In that case, additional taxes and penalties may be payable for policy distributions of any kind, including loans. (See “7-pay premium limit and modified endowment contract status” below.)
We expect the policy to receive the same Federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with section 7702.
If the policy complies with section 7702, the death benefit proceeds under the policy ordinarily should be excludable from the beneficiary’s gross income under section 101 of the Internal Revenue Code. (As noted above, a transfer of the policy for valuable consideration may limit the exclusion of death benefits from the beneficiary's income.) In addition, if your policy offers a Long-Term Care Rider, and you have elected it, the rider's benefits generally will be excludable from gross income under the Internal Revenue Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under section 101 and/or section 7702B of the Internal Revenue Code. The riders are intended to meet these standards.
If you have elected a Long-Term Care Rider, we caution you that there is a significant risk that ownership by anyone other than the person insured by the policy will cause adverse tax consequences. If the owner of the policy is not the insured person, benefit payments may be included in the owner's income, and the death benefit may be part of the insured person's estate for purposes of the Federal estate tax. A policy with a Long-Term Care Rider should not be purchased by or transferred to a person other than the insured person unless you have carefully reviewed the tax implications with your tax adviser.
Increases in account value as a result of interest or investment experience will not be subject to Federal income tax unless and until values are received through actual or deemed distributions. In general, unless the policy is a modified endowment contract, the owner will be taxed only on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first fifteen years after the policy is issued and that results in a cash distribution to the policy owner. Changes that reduce benefits include partial withdrawals, death benefit option changes, and distributions required to keep the policy in compliance with section 7702. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it were a result of the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in section 7702. The taxable amount is subject to limits prescribed in section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).
Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy’s ownership. If your policy offers a Long-Term Care Rider, and if you have elected it, deductions from policy value to pay the rider charges will reduce your investment in the contract, but will not be included in income even if you have recovered all of your investment in the contract.
It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under the Internal Revenue Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of amounts permitted under section 7702, or if any of the funds failed to meet certain investment diversification or other requirements of the Internal Revenue Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.
Tax consequences of ownership or receipt of policy proceeds under Federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her
8

estate for purposes of the Federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the policy value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regarding these possible tax consequences.
Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy’s ownership or making any assignment of ownership interests.
Policy loans
We expect that, except as noted below (see “7-pay premium limit and modified endowment contract status”), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason other than the payment of the death benefit, an amount equal to any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums required to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.
Diversification rules and ownership of the Separate Account
Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have “investor control” over the underlying assets.
In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for Federal income tax purposes, of the assets of the Separate Account used to support the policy. In those circumstances, income and gains from the Separate Account assets would be includible in the policy owner's gross income. The Internal Revenue Service (“IRS”) has stated in published rulings that a variable policy owner will be considered the owner of Separate Account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 (T.D. 8101) stated that guidance would be issued in the form of regulations or rulings on “the extent to which policyholders may direct their investments to particular sub-accounts of a Separate Account without being treated as owners of the underlying assets.” As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.
The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of Separate Account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy’s proportionate share of the assets of the Separate Account.
We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the funds will be able to operate as currently described in the series funds' prospectuses, or that a series fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.
7-pay premium limit and modified endowment contract status
At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.
The 7-pay limit at any time during the first seven contract years is the total of net level premiums that would have been payable at or before that time under a comparable fixed policy that would be fully “paid-up” after the payment of seven equal
9

annual premiums. “Paid-up” means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first seven policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.
Policies classified as modified endowment contracts are subject to the following tax rules:
•	First, all withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the withdrawal over the investment in the policy at such time. If you own any other modified endowment contracts issued to you in the same calendar year by the same insurance company or its affiliates, their values will be combined with the value of the policy from which you take the withdrawal for purposes of determining how much of the withdrawal is taxable as ordinary income.
•	Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.
•	Third, a 10% additional penalty tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:
•	is made on or after the date on which the policy owner attains age 59½;
•	is attributable to the policy owner becoming disabled; or
•	is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner’s beneficiary.
These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.
Furthermore, any time there is a “material change” in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.
Moreover, under a policy insuring a single life, if there is a reduction in benefits (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during a 7-pay testing period, the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested from the beginning of the 7-pay testing period using the lower limit. If the premiums paid to date at any point during the 7-pay testing period are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract. If your policy is a survivorship policy, a reduction in benefits under the policy at any time will require re-testing. For such a policy the 7-pay limit will generally be recalculated based on the reduced benefits and the policy will be re-tested, using the lower limit, from the date it was issued. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
If your policy is issued as a result of an exchange subject to section 1035 of the Internal Revenue Code, it may be considered to be a modified endowment contract if the death benefit under the new policy is smaller than the death benefit under the exchanged policy, or if you reduce coverage in your new policy after it is issued. Therefore, if you desire to reduce the face amount as part of a 1035 exchange, a qualified tax adviser should be consulted for advice. A new policy issued in exchange for a modified endowment contract will also be a modified endowment contract regardless of any change in the death benefit.
All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the rules on taxation of withdrawals from modified endowment contracts. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.
Corporate and H.R. 10 retirement plans
The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of section 401 of the Internal Revenue Code. If so, the Internal Revenue Code provisions relating to such plans and life
10

insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Internal Revenue Code.
Withholding
To the extent that policy distributions to you are taxable, they are generally subject to withholding for your Federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions. Electing to have no withholding will not reduce your tax liability and may expose you to penalties under the rules governing payment of estimated taxes.
Life insurance purchases by residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax.
Life insurance purchases by non-resident aliens
If you are not a U.S. citizen or resident, you will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.
Life insurance owned by citizens or residents living abroad
If you are a U.S. citizen or permanent resident living outside the United States, you are still subject to income taxation by the United States. Since many countries tax on the basis of domicile, you may also be subject to tax in the country or territory in which you are living. The tax-deferred accumulation of gain that a life insurance policy provides under United States tax law may not be available under the tax laws of the country in which you are living. If you are living outside the United States or planning to do so, you should consult with a qualified tax adviser before purchasing or retaining ownership of a policy. If your policy is issued as a result of an exchange of a policy owned or issued outside the United States, you may be subject to tax in the country or territory in which you reside. You should consult with a qualified tax adviser before exchanging your policy issued outside of the United States for one issued within the United States.
11

In addition to the disclosure contained herein, John Hancock USA has filed with the SEC a prospectus and a Statement of Additional Information (the “SAI”) which contains additional information about John Hancock USA and the Separate Account, including information on our history, services provided to the Separate Account, legal and regulatory matters and the audited financial statements of John Hancock USA and the Separate Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Servicing Office. You should also contact the John Hancock USA Servicing Office to request any other information about your policy or to make any inquiries about its operation.
Information about the Separate Account (including the SAI) can be reviewed and copied at the SEC’s Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090. Reports and other information about the Account are available on the SEC’s Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.